File No. 33-44186
                                                                        811-6485

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
--------------------------------------------------------------------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |X|

                     Pre-Effective Amendment No.  _______                    |_|


                     Post-Effective Amendment No.   40                       |X|
                                                  ------


           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   |X|


                     Amendment No.   42                                      |X|
                                   -----


--------------------------------------------------------------------------------

                        SELIGMAN GLOBAL FUND SERIES, INC.
               (Exact name of registrant as specified in charter)

--------------------------------------------------------------------------------

                    100 PARK AVENUE, NEW YORK, NEW YORK 10017
                     (Address of principal executive office)

--------------------------------------------------------------------------------

                 Registrant's Telephone Number: 212-850-1864 or
                             Toll Free: 800-221-2450

--------------------------------------------------------------------------------

                          LAWRENCE P. VOGEL, Treasurer
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

--------------------------------------------------------------------------------

 It is proposed that this filing will become effective (check appropriate box):

|_|   immediately upon filing pursuant to paragraph (b)


|X|   on March 1, 2006 pursuant to paragraph (b)


|_|   60 days after filing pursuant to paragraph (a)(1)

|_|   on (date) pursuant to paragraph (a)(1)

|_|   75 days after filing pursuant to paragraph (a)(2)

|_|   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                      Prospectus

                                                                   March 1, 2006


Seligman
Global Fund Series, Inc.

--------------------------------------------------------------------------------
Investing Around the World for Capital Appreciation
--------------------------------------------------------------------------------

o     Emerging Markets Fund

o     Global Growth Fund

o     Global Smaller Companies Fund

o     Global Technology Fund

o     International Growth Fund

The Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be evaluated based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals, and time horizons. We recommend that you consult an authorized dealer or your financial advisor to determine if one or more of these Funds is suitable for you.


EQSGFS 13/2006


                                   managed by
                   [J.& W. SELIGMAN & CO. INCORPORATED LOGO]
                              J.& W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents

This prospectus contains information about Seligman Global Fund Series, Inc. (the "Series"), which consists of five separate funds.

The Funds


A discussion of the investment objectives, strategies, risks, performance and expenses of the Funds.

A discussion of the investment objectives, strategies, risks, performance and expenses of the Funds.
   Seligman Emerging Markets Fund ......................................................           1
   Seligman Global Growth Fund .........................................................           7
   Seligman Global Smaller Companies Fund ..............................................          12
   Seligman Global Technology Fund .....................................................          17
   Seligman International Growth Fund ..................................................          22
   Management of the Funds .............................................................          27
   Subadviser ..........................................................................          27
Shareholder Information
   Deciding Which Class of Shares to Buy ...............................................          37
   Pricing of Fund Shares. .............................................................          43
   Opening Your Account ................................................................          43
   How to Buy Additional Shares ........................................................          44
   How to Exchange Shares Among the Seligman Mutual Funds ..............................          45
   How to Sell Shares ..................................................................          45
   Important Policies That May Affect Your Account .....................................          47
   Frequent Trading of Fund Shares .....................................................          48
   Dividends and Capital Gain Distributions ............................................          49
   Taxes ...............................................................................          50
   The Seligman Mutual Funds ...........................................................          51
Financial Highlights ...................................................................          54
How to Contact Us. .....................................................................          69
For More Information ...................................................................  back cover

The website references in this Prospectus are inactive textual references, and information contained in or otherwise accessible through these websites do not form a part of this Prospectus.

The Funds

Seligman Emerging Markets Fund

Investment Objective

The Emerging Markets Fund's investment objective is long-term capital appreciation.

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund generally invests at least 80% of its net assets in equity securities of companies that conduct their principal business activities in emerging markets, are organized under the laws of or maintain their principal place of business in emerging markets, or whose securities are traded principally on exchanges in emerging markets.

The Fund will focus its investments in those emerging markets in which the investment manager believes the economies are developing strongly and markets are becoming more liquid, or other emerging markets that meet the portfolio manager's criteria for investability. The Fund seeks to benefit from policies of economic development being adopted in many emerging markets. These policies include domestic price reform, reducing internal budget deficits, privatization, encouraging foreign investments, and developing capital markets.

--------------------------------------------------------------------------------
Emerging Market:


A market in a developing country or a market represented in the Morgan Stanley Capital International Emerging Markets Free Index. Developing countries are those classified by the World Bank as low-income or middle-income economies, regardless of their particular stage of development. Low-income and middle-income economies are currently defined as those with 2005 per capita Gross National Income ("GNI") of US $3,255 or less.
--------------------------------------------------------------------------------


The Fund combines a bottom-up investment style with top-down analysis of regions, countries and sectors. This means the investment manager concentrates first on analysis of individual companies then on analysis of individual sectors, countries and regions.

In selecting individual securities, the investment manager looks to identify companies that it believes display one or more of the following:

o     Operate in growing markets

o Attractive valuations relative to cash earnings forecasts or other valuation criteria

o Unique sustainable competitive advantages (e.g., market share, proprietary products)

o     Improving industry or country fundamentals

Following stock selection, the manager then focuses on portfolio construction that considers top-down risk control based on such factors as:

o Relative economic growth potential of the various economies and securities markets

o Political, financial, and social conditions influencing investment opportunities

o     Relative rates of earnings growth

o     Interest rate outlook and expected levels of inflation

o     Market prices relative to historic averages


The Fund generally sells a stock if the investment manager believes its target price has been reached, its earnings are disappointing, its revenue growth has slowed, its underlying fundamentals have deteriorated, or there are deteriorating industry or country fundamentals. The Fund may also sell or trim a stock if the investment manager believes, from a risk control perspective, the stock's position size is inappropriate for the portfolio. Also, stocks may be sold when negative country, currency, or general industry factors affect a company's outlook, or to meet cash requirements.

Seligman Emerging Markets Fund


The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The securities may be listed on a US or foreign stock exchange or traded in US or foreign over-the-counter markets. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.


The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available. The Fund may also invest up to 10% of its assets in exchange-traded funds (ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.


The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors. Shareholders will be provided with at least 60 days prior written notice of any change to the "80%" investment policy described in the second paragraph under "Principal Investment Strategies."

There is no guarantee the Fund will achieve its objective.

Principal Risks

The Fund's net asset value may fluctuate more than other equity funds or other global equity funds that do not invest heavily in emerging markets. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them. Emerging countries may have relatively unstable governments, economies based on less diversified industrial bases, and securities markets that trade a smaller number of securities. Companies in emerging markets are often smaller, less seasoned, and more recently organized than many US companies.


Foreign securities in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks. Investing in emerging markets involves a greater degree of risk, and an investment in the Fund should be considered speculative.

Seligman Emerging Markets Fund

Investments in smaller companies typically involve greater risks than investments in larger companies. Small company stocks, as a whole, may experience larger price fluctuations than large company stocks or other types of investments. Some small companies may have shorter operating histories, less experienced management and limited product lines, markets and financial and managerial resources.


The Fund may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the investment manager to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected.

To the extent the Fund invests some of its assets in other higher-risk securities, such as illiquid securities, it may be subject to higher price volatility.


If the Fund invests in ETFs, shareholders would bear not only their proportionate share of the Fund's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs, and the Fund's returns will therefore be lower.

Option transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. When options are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.


The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Series' Statement of Additional Information.

Past Performance


The following performance information provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied from year to year, as well as how the performance of certain of the Fund's classes compares to two widely-used measures of performance.

Although the Fund's fiscal year ends on October 31, the following performance information is provided on a calendar year basis to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Class due to differing fees and expenses.



The Class A annual total returns presented in the bar chart on page 5 do not reflect the effect of any sales charges. If sales charges were included, the returns would be lower. The Fund's average annual total returns presented in the table on page 5 do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Since March 1, 2005, J. & W. Seligman & Co. Incorporated ("Seligman") has contractually agreed to reimburse the Fund's "other expenses", other than management and 12b-1 fees, that exceed 0.85% per annum of the Fund's average daily net

Seligman Emerging Markets Fund

assets. Such reimbursement will remain in effect at least until February 28, 2007. Absent such reimbursements, returns presented in the bar chart and table would have been lower.


After-tax returns presented in the table are for Class A shares only. After-tax returns for Class B, Class C, Class D and Class R shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Seligman Emerging Markets Fund


Class A Annual Total Returns--Calendar Years

                                   [BAR CHART]

                                  1997     6.35%
                                  1998   -27.45%
                                  1999    60.69%
                                  2000   -44.60%
                                  2001    -1.44%
                                  2002    -6.46%
                                  2003    57.68%
                                  2004    22.88%
                                  2005    32.37%

         Best calendar quarter return: 33.99% - quarter ended 12/31/99. Worst calendar quarter return: -25.67% - quarter ended 9/30/98.


Average Annual Total Returns - Periods Ended 12/31/05

                                                                                     Class C
                                                                   Class A, B, D      Since          Class R
                                             One         Five     Since Inception   Inception    Since Inception
                                             Year       Years        5/28/96         5/27/99         4/30/03
----------------------------------------------------------------------------------------------------------------
Class A
----------------------------------------------------------------------------------------------------------------
Return before taxes                         26.14%      17.65%          4.57%           n/a               n/a
----------------------------------------------------------------------------------------------------------------
Return after taxes on distributions         24.82       17.40           4.45            n/a               n/a
----------------------------------------------------------------------------------------------------------------
Return after taxes on distributions and
   sale of Fund shares                      18.45       15.57           3.96            n/a               n/a
----------------------------------------------------------------------------------------------------------------
Class B                                     26.40       17.62           4.44            n/a               n/a
----------------------------------------------------------------------------------------------------------------
Class C                                     29.10       17.64            n/a           8.66%               n/a
----------------------------------------------------------------------------------------------------------------
Class D                                     30.44       17.89           4.33            n/a               n/a
----------------------------------------------------------------------------------------------------------------
Class R                                     31.15         n/a            n/a            n/a             41.08%
----------------------------------------------------------------------------------------------------------------
MSCI EM Index                               34.54       19.42         6.23(1)         12.97(3)          42.61
----------------------------------------------------------------------------------------------------------------
Lipper Emerging Markets Funds Average       31.83       19.26         6.68(2)         14.23             40.47
----------------------------------------------------------------------------------------------------------------

----------
The Morgan Stanley Capital International Emerging Markets Index ("MSCI EM Index") and the Lipper Emerging Markets Funds Average are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Emerging Markets Funds Average excludes the effect of sales charges and taxes and the MSCI EM Index excludes the effect of fees, sales charges and taxes. The MSCI EM Index measures the performance of stocks in 26 emerging market countries in Europe, Latin America, and the Pacific Basin which are available to foreign investors. The Lipper Emerging Markets Funds Average measures the performance of mutual funds which invest at least 65% of total assets in equity securities of companies in emerging markets. Investors cannot invest directly in an average or index.

Prior to March 31, 2000, Seligman employed subadvisers that were responsible for providing certain portfolio management services with respect to the investments of the Fund. From March 31, 2000 until September 15, 2003, the assets of the Fund were managed exclusively by Seligman. Since September 15, 2003, Wellington Management Company, LLP has been employed by Seligman as subadviser to provide portfolio management services to the Fund.


      (1)   From 5/31/96.

      (2)   From 5/30/96.

      (3)   From 5/31/99.

Seligman Emerging Markets Fund


Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual Fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.


Shareholder Fees (fees paid directly from your investment)        Class A      Class B   Class C   Class D   Class R
---------------------------------------------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                                    4.75%           5%        2%        1%        1%
---------------------------------------------------------------------------------------------------------------------
   Maximum Sales Charge (Load) on Purchases (as a % of offering
      price)                                                         4.75%(2)     none         1%     none      none
---------------------------------------------------------------------------------------------------------------------
   Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions
      (as a % of original purchase price or current net
      asset value, whichever is less)                                none(2)         5%        1%        1%        1%
---------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
---------------------------------------------------------------------------------------------------------------------
(as a percentage of average net assets)
---------------------------------------------------------------------------------------------------------------------
Management Fees                                                      1.25%        1.25%     1.25%     1.25%     1.25%
---------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                             0.25%        1.00%     1.00%     1.00%     0.50%
---------------------------------------------------------------------------------------------------------------------
Other Expenses(3)                                                    1.28%        1.28%     1.28%     1.28%     1.28%
---------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)                              2.78%        3.53%     3.53%     3.53%     3.03%
---------------------------------------------------------------------------------------------------------------------
----------
(1) Less: Expense Reimbursements                                     0.43%        0.43%     0.43%     0.43%     0.43%
---------------------------------------------------------------------------------------------------------------------
    Net Operating Expenses                                           2.35%        3.10%     3.10%     3.10%     2.60%
---------------------------------------------------------------------------------------------------------------------

(2) If you buy Class A shares for $1,000,000 or more, you do not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

(3) Seligman has contractually undertaken to reimburse the Fund's "other expenses" (other than management fees and 12b-1 fees) to the extent such expenses exceed 0.85% per annum of average daily net assets of the Fund. This undertaking will remain in effect at least until February 28, 2007.


Example


This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses are (i) the Fund's net operating expenses shown above, from March 1, 2006 through February 28, 2007 (which reflect the contractual expense reimbursements described above) and (ii) after February 28, 2007, the Fund's total annual operating expenses shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 Year   3 Years   5 Years   10 Years
------------------------------------------------
Class A   $  702   $ 1,258   $ 1,838   $  3,407
------------------------------------------------
Class B      813     1,343     1,995      3,606+
------------------------------------------------
Class C      509     1,133     1,877      3,835
------------------------------------------------
Class D      413     1,043     1,795      3,773
------------------------------------------------
Class R      363       896     1,554      3,316
------------------------------------------------


If you did not sell your shares at the end of each period, your costs would be:


          1 Year   3 Years   5 Years   10 Years
------------------------------------------------
Class A   $  702   $ 1,258   $ 1,838   $  3,407
------------------------------------------------
Class B      313     1,043     1,795      3,606+
------------------------------------------------
Class C      410     1,133     1,877      3,835
------------------------------------------------
Class D      313     1,043     1,795      3,773
------------------------------------------------
Class R      263       896     1,554      3,316
------------------------------------------------


+ Class B shares will automatically convert to Class A shares approximately eight years after purchase.

--------------------------------------------------------------------------------
Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

12b-1 Fees:

Fees paid out by each Class, pursuant to a plan adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and for providing services to shareholders.

Other Expenses:

Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing and legal fees.
--------------------------------------------------------------------------------

Seligman Global Growth Fund
--------------------------------------------------------------------------------

Investment Objective

The Global Growth Fund's investment objective is long-term capital appreciation.

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund invests primarily in equity securities of non-US and US growth companies that have the potential to benefit from global economic or social trends. The Fund may invest in high-quality, large and mid-capitalization companies that are considered leaders in their industries, emphasizing those industries that are growing on a global basis. Typically, the Fund will invest in several countries in different geographic regions. Additionally, the Fund may invest up to 15% in emerging market equities.

The Fund uses an investment style that is focused on identifying growth sectors and leading global growth companies within these sectors. Characteristics of a global leader include: a brand franchise with leading market share, a sustained competitive advantage, a forward-looking management team, and high relative earnings growth.

In selecting individual securities, the portfolio manager looks to identify companies that it believes display one or more of the following:

o Attractive valuations relative to earnings forecasts or other valuation criteria (e.g., return on equity or accelerating earnings growth)

o     Quality management

o     Strong possibility of multiple expansion

o     Unique competitive advantages (e.g., market share, proprietary products)

o     Potential for improvement in overall operations

The Fund generally sells a stock if the portfolio manager believes its target price has been reached, its earnings are disappointing, its revenue or earnings growth has slowed, or the stock's or industry's underlying fundamentals have deteriorated. The Fund may also sell a stock if the portfolio manager believes that negative country or regional factors or shifts in global trends may negatively affect a company's outlook, or to meet cash requirements.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 25% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may also invest up to 10% of its assets in exchange-traded funds
(ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

Seligman Global Growth Fund

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.


The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.

There is no guarantee the Fund will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.


Foreign securities in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.


The Fund seeks to limit the risk of investing in foreign securities by diversifying its investments among different countries, as well as among different themes. Diversification reduces the effect events in any one country will have on the Fund's entire investment portfolio. However, a decline in the value of the Fund's investments in one country may offset potential gains from investments in another country.

If global trends do not develop as the manager expects, the Fund's performance could be negatively affected.

The Fund may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the investment manager to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected.

To the extent the Fund invests some of its assets in higher-risk securities, such as illiquid securities, it may be subject to higher price volatility.


If the Fund invests in ETFs, shareholders would bear not only their proportionate share of the Fund's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs, and the Fund's returns will therefore be lower.

Option transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. When options are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.


The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Seligman Global Growth Fund


Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Series' Statement of Additional Information.

Past Performance


The following performance information provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied from year to year, as well as how the performance of certain of the Fund's classes compares to four widely-used measures of performance.

Although the Fund's fiscal year ends on October 31, the following performance information is provided on a calendar year basis to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Class due to differing fees and expenses.

The Class A annual total returns presented in the bar chart on the following page do not reflect the effect of any sales charges. If sales charges were included, the returns would be lower. The Fund's average annual total returns presented in the table on the following page do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Returns for periods of less than one year are not annualized.

Since November 1, 2004, Seligman has contractually agreed to reimburse the Fund's "other expenses" (other than management fees and 12b-1 fees) to the extent such expenses exceed 0.85% per annum of the Fund's average daily net assets. Such reimbursement will remain in effect at least until February 28, 2007. In addition, returns presented in the bar chart and table include the effect of a payment from Seligman to the Fund in 2004. Absent such reimbursements and payment, returns presented in the bar chart and table would have been lower.


After-tax returns presented in the table are for Class A shares only. After-tax returns for Class B, Class C, Class D and Class R shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Seligman Global Growth Fund


Class A Annual Total Returns--Calendar Years

                                   [BAR CHART]

 1996    1997    1998    1999     2000     2001     2002    2003    2004   2005
-----   -----   -----   -----   ------   ------   ------   -----   -----   ----
13.07%  11.52%  22.75%  42.80%  -17.17%  -21.53%  -31.10%  29.96%  17.52%  1.15%

         Best calendar quarter return: 24.43% - quarter ended 12/31/99. Worst calendar quarter return: -20.56% - quarter ended 12/31/00.


Average Annual Total Returns - Periods Ended 12/31/05

                                                                                Class B             Class C             Class R
                                          One     Five    Class A and D     Since Inception     Since Inception     Since Inception
                                         Year    Years      Ten Years           4/22/96             5/27/99             4/30/03
------------------------------------------------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------------------------------------------------
Return before taxes                     (3.64)%  (4.48)%       3.82%              n/a               n/a                   n/a
------------------------------------------------------------------------------------------------------------------------------------
Return after taxes on distributions     (3.64)   (4.50)        3.08               n/a               n/a                   n/a
------------------------------------------------------------------------------------------------------------------------------------
Return after taxes on distributions
   and sale of Fund shares              (2.37)   (3.76)        3.19               n/a               n/a                   n/a
------------------------------------------------------------------------------------------------------------------------------------
Class B                                 (4.59)   (4.62)         n/a              2.91%              n/a                   n/a
------------------------------------------------------------------------------------------------------------------------------------
Class C                                 (1.67)   (4.45)         n/a               n/a             (1.59)%                 n/a
------------------------------------------------------------------------------------------------------------------------------------
Class D                                 (0.72)   (4.26)        3.57               n/a               n/a                   n/a
------------------------------------------------------------------------------------------------------------------------------------
Class R                                 (0.23)     n/a          n/a               n/a               n/a                 15.69%
------------------------------------------------------------------------------------------------------------------------------------
MSCI World Index                        10.02     2.64         8.33(5)           7.02(3)           2.77(4)              20.27
------------------------------------------------------------------------------------------------------------------------------------
MSCI World Growth Index                  9.74     0.38         6.38(5)           5.45(3)           0.24(4)              16.95
------------------------------------------------------------------------------------------------------------------------------------
Lipper Global Large-Cap Growth Average  10.17    (0.89)        6.42(1)           5.49(2)           2.52                 18.37
------------------------------------------------------------------------------------------------------------------------------------
Lipper Global Funds Average             10.76     2.21         8.11(1)           7.22(2)           4.60                 20.19
------------------------------------------------------------------------------------------------------------------------------------

The Morgan Stanley Capital International World Index ("MSCI World Index"), the Morgan Stanley Capital International World Growth Index ("MSCI World Growth Index"), and the Lipper Global Large-Cap Growth Average and the Lipper Global Funds Average (the "Lipper Averages") are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Averages excludes the effect of sales charges and taxes and the MSCI World Index and the MSCI World Growth Index exclude the effect of fees, sales charges and taxes. The MSCI World Index measures the performance of stocks in 23 developed markets in North America, Europe, and the Asia/Pacific region. The MSCI World Growth Index is a market-capitalization-weighted equity index comprised of 23 countries and representing "growth" (high price to book value) securities in the world's developed stock markets. The Lipper Global Funds Average measures the performance of mutual funds which invest at least 25% of total assets in equity securities traded outside the US, and which may own US securities. The Lipper Global Large-Cap Growth Average measures the performance of funds that invest at least 75% of their equity assets in companies both inside and outside the U.S. with market capitalizations (as a three year weighted basis) greater than the 500th largest company in the S&P/Citigroup World Broad Market Index. Lipper currently classifies the Fund as a Global Large-Cap Growth Fund. Investors cannot invest directly in an average or index.

Prior to March 31, 2000, Seligman employed subadvisers that were responsible for providing certain portfolio management services with respect to the investments of the Fund. From March 31, 2000 until September 15, 2003, the assets of the Fund were managed exclusively by Seligman. Since September 15, 2003, Wellington Management Company LLP has been employed by Seligman as subadviser to provide portfolio management services to the Fund.

(1) From 11/2/95.
(2) From 4/25/96.
(3) From 4/30/96.
(4) From 5/31/99.
(5) From 10/31/95.

Seligman Global Growth Fund


Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.


Shareholder Fees (fees paid directly from your investment)               Class A     Class B   Class C   Class D   Class R
---------------------------------------------------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                                           4.75%          5%        2%        1%        1%
---------------------------------------------------------------------------------------------------------------------------
   Maximum Sales Charge (Load) on Purchases (as a % of offering price)      4.75%(2)    none         1%     none       none
---------------------------------------------------------------------------------------------------------------------------
   Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions
   (as a % of original purchase price or current net asset value,
   whichever is less)                                                       none(2)        5%        1%        1%        1%
---------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
---------------------------------------------------------------------------------------------------------------------------
(as a percentage of average net assets)
---------------------------------------------------------------------------------------------------------------------------
Management Fees                                                             1.00%       1.00%     1.00%     1.00%     1.00%
---------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                    0.25%       1.00%     1.00%     1.00%     0.50%
---------------------------------------------------------------------------------------------------------------------------
Other Expenses(3)                                                           1.06%       1.06%     1.06%     1.06%     1.06%
---------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)                                     2.31%       3.06%     3.06%     3.06%     2.56%
---------------------------------------------------------------------------------------------------------------------------
(1) Less: Expenses Reimbursement                                            0.21%       0.21%     0.21%     0.21%     0.21%
---------------------------------------------------------------------------------------------------------------------------
Net Operating Expenses                                                      2.10%       2.85%     2.85%     2.85%     2.35%
---------------------------------------------------------------------------------------------------------------------------

(2) If you buy Class A shares for $1,000,000 or more, you do not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

(3) Seligman has contractually undertaken to reimburse the Fund's "other expenses" (other than management fees and 12b-1 fees) to the extent such expenses exceed 0.85% per annum of average daily net assets of the Fund. This undertaking will remain in effect at least until February 28, 2007.

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses are (i) the Fund's net operating expenses shown above from March 1, 2006 through February 28, 2007 (which reflect the contractual expense reimbursement described above) and (ii) after February 28, 2007, the Fund's total annual operating expenses shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 Year   3 Years  5 Years  10 Years
----------------------------------------------
Class A   $  678   $ 1,143  $ 1,633  $  2,980
----------------------------------------------
Class B      788     1,225    1,788     3,185+
----------------------------------------------
Class C      484     1,016    1,672     3,426
----------------------------------------------
Class D      388       925    1,588     3,359
----------------------------------------------
Class R      338       777    1,342     2,879
----------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

          1 Year   3 Years  5 Years  10 Years
----------------------------------------------
Class A   $  678   $ 1,143  $ 1,633  $  2,980
----------------------------------------------
Class B      288       925    1,588     3,185+
----------------------------------------------
Class C      385     1,016    1,672     3,426
----------------------------------------------
Class D      288       925    1,588     3,359
----------------------------------------------
Class R      238       777    1,342     2,879
----------------------------------------------


+ Class B shares will automatically convert to Class A shares approximately eight years after purchase.

--------------------------------------------------------------------------------
Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

12b-1 Fees:

Fees paid out by each Class, pursuant to a plan adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and for providing services to shareholders.

Other Expenses:

Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing and legal fees.
--------------------------------------------------------------------------------

Seligman Global Smaller Companies Fund
--------------------------------------------------------------------------------

Investment Objective

The Global Smaller Companies Fund's investment objective is long-term capital appreciation.

--------------------------------------------------------------------------------

Smaller companies:

Companies with market capitalization, at the time of purchase by the Fund, equivalent to US $3 billion or less.

--------------------------------------------------------------------------------

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund generally invests at least 80% of its assets in equity securities of smaller US and non-US companies. The Fund may invest in companies domiciled in any country, although it typically invests in developed countries. Relative to its benchmark, the Fund is generally neutrally weighted across the major geographic regions.

The Fund uses an investment approach that is bottom-up focused, looking for both extended growth opportunities and special situations (including value stocks) within each region.

In selecting individual securities, the portfolio managers look for companies that they believe display the following characteristics:

o Extended growth opportunities or special situations where there is a potential for improvement in overall operations

o     A well articulated and believable business model

o     Quality management

o     Sustainable competitive advantage

o     Strong financial characteristics

The Fund generally sells a stock if the portfolio managers believe its target price has been reached, its earnings are disappointing, its revenue or earnings growth has slowed, its underlying fundamentals have deteriorated, or the portfolio managers are finding better opportunities elsewhere. The Fund may also sell a stock if the portfolio managers believe that negative country or regional factors may affect a company's outlook, to manage risk in the Fund, or to meet cash requirements.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.


The Fund may also invest up to 10% of its assets in exchange-traded funds
(ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices

Seligman Global Smaller Companies Fund


as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.


The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.


The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors. Shareholders will be provided with at least 60 days prior written notice of any change to the "80%" investment policy described in the second paragraph under "Principal Investment Strategies."

The Board of Directors may change the definition of "smaller companies" if it concludes that such a change is appropriate.

There is no guarantee the Fund will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.


Foreign securities in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

Investments in smaller companies typically involve greater risks than investments in larger companies. Small company stocks, as a whole, may experience larger price fluctuations than large company stocks or other types of investments. Some small companies may have shorter operating histories, less experienced management and limited product lines, markets and financial and managerial resources.


The Fund may be affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the investment manager to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected.

To the extent the Fund invests some of its assets in higher-risk securities, such as illiquid securities, it may be subject to higher price volatility.


If the Fund invests in ETFs, shareholders would bear not only their proportionate share of the Fund's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs, and the Fund's returns will therefore be lower.

Option transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. When options are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.


The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases

Seligman Global Smaller Companies Fund


transaction costs which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Series' Statement of Additional Information.

Past Performance


The following performance information provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied from year to year, as well as how the performance of certain of the Fund's classes compares to three widely-used measures of performance.

Although the Fund's fiscal year ends on October 31, the following performance information is provided on a calendar year basis to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Class due to differing fees and expenses.

The Class A annual total returns presented in the bar chart on the following page do not reflect the effect of any sales charges. If sales charges were included, the returns would be lower. The Fund's average annual total returns presented in the table on the following page do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Returns for periods of less than one year are not annualized. Returns presented in the bar chart and table include the effect of a payment from Seligman to the Fund in 2004. Absent such payment, returns would have been lower.


After-tax returns presented in the table are for Class A shares only. After-tax returns for Class B, Class C, Class D and Class R shares will vary due to differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Seligman Global Smaller Companies Fund


Class A Annual Total Returns--Calendar Years

                                   [BAR CHART]

                          1996                    16.84%
                          1997                     3.55%
                          1998                     5.71%
                          1999                    24.12%
                          2000                   -16.29%
                          2001                   -17.63%
                          2002                   -25.23%
                          2003                    39.64%
                          2004                    21.69%
                          2005                    16.44%

         Best calendar quarter return: 18.72% - quarter ended 12/31/99. Worst calendar quarter return: -19.97% - quarter ended 9/30/01.


Average Annual Total Returns - Periods Ended 12/31/05

                                                                          Class B     Class C     Class R
                                                                           Since       Since       Since
                                                   One    Five    Ten    Inception   Inception   Inception
                                                  Year   Years   Years    4/22/96     5/27/99     4/30/03
----------------------------------------------------------------------------------------------------------
Class A
----------------------------------------------------------------------------------------------------------
Return before taxes                              10.91%   3.02%   4.43%      n/a        n/a          n/a
----------------------------------------------------------------------------------------------------------
Return after taxes on distributions               9.89    2.83    3.85       n/a        n/a          n/a
----------------------------------------------------------------------------------------------------------
Return after taxes on distributions
   and sale of Fund shares                        8.36    2.57    3.60       n/a        n/a          n/a
----------------------------------------------------------------------------------------------------------
Class B                                          10.49    2.85     n/a      3.18%       n/a          n/a
----------------------------------------------------------------------------------------------------------
Class C                                          13.45    3.05     n/a       n/a       3.55%         n/a
----------------------------------------------------------------------------------------------------------
Class D                                          14.53    3.24    4.16       n/a        n/a          n/a
----------------------------------------------------------------------------------------------------------
Class R                                          15.22     n/a     n/a       n/a        n/a        29.07%
----------------------------------------------------------------------------------------------------------
Citigroup Broad Market
   Less Than US $2 Billion Index                 17.41   13.88   10.47      9.82      12.50        32.69
----------------------------------------------------------------------------------------------------------
Lipper Global Small/Mid-Cap Core Funds Average   12.80    7.38    9.66      7.99(1)    9.29        27.30
----------------------------------------------------------------------------------------------------------
Lipper Global Small-Cap Funds Average            15.74    6.28    9.55      8.24(1)    9.98        29.41
----------------------------------------------------------------------------------------------------------

The Citigroup Broad Market Less Than US $2 Billion Index (the "Citigroup Index"), and the Lipper Global Small-Cap Funds Average and the Lipper Global Small/Mid-Cap Core Funds Average (the "Lipper Averages") are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Averages excludes the effect of sales charges and taxes and the Citigroup Index excludes the effect of fees, sales charges and taxes. The Citigroup Index represents the entire universe of institutionally investable securities with total available market capitalization of at least the local equivalent of US $100 million and not more than US $2 billion. The Lipper Global Small/Mid-Cap Core Funds Average measures the performance of mutual funds that invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) less than the 500th-largest company in the S&P/Citigroup World Broad Market Index. The Lipper Global Small-Cap Funds Average measures the performance of mutual funds which invest at least 25% of their total assets in equity securities of companies whose primary trading markets are outside the US, and which invest at least 65% of total assets in companies with market capitalizations of less than US $1 billion at the time of purchase. Lipper currently classifies the Fund as a Global Small/Mid-Cap Core Fund. Investors cannot invest directly in an average or index.

Prior to January 1, 2003, Seligman employed subadvisers that were responsible for providing certain portfolio management services with respect to the investments of the Fund. From January 1, 2003 until September 15, 2003, the assets of the Fund were managed exclusively by Seligman. Since September 15, 2003, Wellington Management Company LLP has been employed by Seligman as subadviser to provide portfolio management services for the Fund. In June 2004, Wellington Management Company LLP delegated a portion of its portfolio management responsibilities in respect of the Fund to its affiliate, Wellington Management International Ltd.


      (1)   From 4/25/96.

Seligman Global Smaller Companies Fund


Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual Fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.


Shareholder Fees (fees paid directly from your investment)            Class A       Class B   Class C   Class D   Class R
-------------------------------------------------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                                      4.75%           5%        2%        1%        1%
-------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) on Purchases (as a % of offering price)    4.75%(1)     none         1%     none      none
-------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions
   (as a % of original purchase price or current net asset value,
   whichever is less)                                                  none(1)         5%        1%        1%        1%
-------------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------------------------------------------------
(as a percentage of average net assets)
-------------------------------------------------------------------------------------------------------------------------
Management Fees                                                        0.95%         0.95%     0.95%     0.95%     0.95%
-------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                               0.25%         1.00%     1.00%     1.00%     0.50%
-------------------------------------------------------------------------------------------------------------------------
Other Expenses                                                         0.78%         0.78%     0.78%     0.78%     0.78%
-------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                   1.98%         2.73%     2.73%     2.73%     2.23%
-------------------------------------------------------------------------------------------------------------------------


(1) If you buy Class A shares for $1,000,000 or more, you do not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                            1 Year          3 Years      5 Years      10 Years
------------------------------------------------------------------------------
Class A                     $  666           $1,067       $1,492       $2,672
------------------------------------------------------------------------------
Class B                        776            1,147        1,645        2,881+
------------------------------------------------------------------------------
Class C                        472              939        1,530        3,130
------------------------------------------------------------------------------
Class D                        376              847        1,445        3,061
------------------------------------------------------------------------------
Class R                        326              697        1,195        2,565
------------------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                            1 Year          3 Years      5 Years      10 Years
------------------------------------------------------------------------------
Class A                     $  666          $ 1,067      $ 1,492      $ 2,672
------------------------------------------------------------------------------
Class B                        276              847        1,445        2,881+
------------------------------------------------------------------------------
Class C                        373              939        1,530        3,130
------------------------------------------------------------------------------
Class D                        276              847        1,445        3,061
------------------------------------------------------------------------------
Class R                        226              697        1,195        2,565
------------------------------------------------------------------------------


+ Class B shares will automatically convert to Class A shares approximately eight years after purchase.

--------------------------------------------------------------------------------
Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

12b-1 Fees:

Fees paid out by each Class, pursuant to a plan adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and for providing services to shareholders.

Other Expenses:

Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing and legal fees.
--------------------------------------------------------------------------------

Seligman Global Technology Fund

Investment Objective

The Global Technology Fund's investment objective is long-term capital appreciation.


--------------------------------------------------------------------------------
Technology:

The use of science to create new products and services. The industry comprises information technology and communications, as well as medical, environmental and bio-technology.
--------------------------------------------------------------------------------


Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund generally invests at least 80% of its assets in equity securities of US and non-US companies with business operations in technology and technology-related industries. Technology-related companies are those companies that use technology extensively to improve their business processes and applications. The Fund may invest in companies domiciled in any country which the investment manager believes to be appropriate to the Fund's objective. The Fund generally invests in several countries in different geographic regions.

The Fund may invest in companies of any size. Securities of large companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Fund. However, rapidly changing technologies and expansion of technology and technology-related industries often provide a favorable environment for companies of small-to-medium size, and the Fund may invest in these companies as well.

The investment manager seeks to identify those technology companies that it believes have the greatest prospects for future growth, regardless of their countries of origin. The Fund uses an investment style that combines research into individual company attractiveness with macro analysis. This means that the investment manager uses extensive in-depth research to identify attractive technology companies around the world, while seeking to identify particularly strong technology sectors and/or factors within regions or specific countries that may affect investment opportunities. In selecting individual securities, the investment manager looks for companies that it believes display one or more of the following:

o     Above-average growth prospects

o     High profit margins

o Attractive valuations relative to earnings forecasts or other valuation criteria (e.g., return on equity)

o     Quality management and equity ownership by executives

o     Unique competitive advantages (e.g., market share, proprietary products)

o     Potential for improvement in overall operations

The Fund generally sells a stock if the investment manager believes its target price has been reached, its earnings are disappointing, its revenue growth has slowed, or its underlying fundamentals have deteriorated. The Fund may also sell a stock if the investment manager believes that negative country or regional factors may affect a company's outlook, or to meet cash requirements.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities. The Fund may also invest in depositary receipts, which are publicly traded instruments generally issued by US or foreign banks or trust companies that represent securities of foreign issuers.

Seligman Global Technology Fund


The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.


The Fund may also invest up to 10% of its assets in exchange-traded funds
(ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.


The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors. Shareholders will be provided with at least 60 days prior written notice of any change to the "80%" investment policy described in the second paragraph under "Principal Investment Strategies."

There is no guarantee the Fund will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.


Foreign securities in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

The Fund may be susceptible to factors affecting technology and technology-related industries, and the Fund's net asset value may fluctuate more than a fund that invests in a wider range of industries. Technology companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.


The Fund seeks to limit risk by diversifying its investments among different sectors within the technology industry, as well as among different countries. Diversification reduces the effect the performance of any one sector or events in any one country will have on the Fund's entire investment portfolio. However, a decline in the value of one of the Fund's investments may offset potential gains from other investments.

The Fund may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal

Seligman Global Technology Fund


policy, and current events. In addition, stocks of companies in the technology sector, like those in which the Fund may invest, are experiencing a period of strong performance. However, if investor sentiment changes, the value of technology stocks may decline. There can be no assurances that the Fund will continue consistently to achieve, by investing in initial public offerings or otherwise, substantially similar performance that the Fund had previously experienced.

To the extent the Fund invests some of its assets in higher-risk securities, such as illiquid securities, it may be subject to higher price volatility.


If the Fund invests in ETFs, shareholders would bear not only their proportionate share of the Fund's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs, and the Fund's returns will therefore be lower.

Option transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. When options are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.


The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Series' Statement of Additional Information.

Past Performance


The following performance information provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied from year to year, as well as how the performance of certain of the Fund's classes compares to four widely-used measures of performance.

Although the Fund's fiscal year ends on October 31, the following performance information is provided on a calendar year basis to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Class due to differing fees and expenses.

The Class A annual total returns presented in the bar chart on the following page do not reflect the effect of any sales charges. If sales charges were included, the returns would be lower. The Fund's average annual total returns presented in the table on the following page do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Returns for less than one-year are not annualized. Returns presented in the bar chart and table include the effect of a payment from Seligman to the Fund in 2004. Absent such payment, returns would have been lower.


After-tax returns presented in the table are for Class A shares only. After-tax returns for Class B, Class C, Class D and Class R shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Seligman Global Technology Fund


Class A Annual Total Returns--Calendar Years

                                   [BAR CHART]

                          1996                    14.30%
                          1997                    11.75%
                          1998                    30.73%
                          1999                   116.23%
                          2000                   -30.11%
                          2001                   -21.78%
                          2002                   -32.98%
                          2003                    36.15%
                          2004                     4.63%
                          2005                     8.14%

         Best calendar quarter return: 55.72% - quarter ended 12/31/99. Worst calendar quarter return: -32.60% - quarter ended 9/30/01.


Average Annual Total Returns - Periods Ended 12/31/05

                                                                        Class B     Class C     Class R
                                                                         Since       Since       Since
                                                One     Five    Ten    Inception   Inception   Inception
                                                Year   Years   Years    4/22/96     5/27/99     4/30/03
--------------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------------
Return before taxes                             3.01%  (5.11)%  6.86%    n/a         n/a          n/a
--------------------------------------------------------------------------------------------------------
Return after taxes on distributions             3.01   (5.11)   5.63     n/a         n/a          n/a
--------------------------------------------------------------------------------------------------------
Return after taxes on distributions and sale
   of Fund shares                               1.96   (4.27)   5.65     n/a         n/a          n/a
--------------------------------------------------------------------------------------------------------
Class B                                         2.41   (5.30)    n/a    6.56%        n/a          n/a
--------------------------------------------------------------------------------------------------------
Class C                                         5.30   (5.11)    n/a     n/a        0.68%         n/a
--------------------------------------------------------------------------------------------------------
Class D                                         6.33   (4.92)   6.54     n/a         n/a          n/a
--------------------------------------------------------------------------------------------------------
Class R                                         6.84     n/a     n/a     n/a         n/a        16.58%
--------------------------------------------------------------------------------------------------------
MSCI World Index                               10.02    2.64    7.47    7.02(2)     2.77(3)     20.27
--------------------------------------------------------------------------------------------------------
MSCI World IT Index                             5.01   (7.07)   8.03    7.06(2)    (5.40)(3)    15.90
--------------------------------------------------------------------------------------------------------
Lipper Science & Technology Funds Average       5.11   (8.81)   7.19    6.57(1)    (2.38)       18.13
--------------------------------------------------------------------------------------------------------
Lipper Global Funds Average                    10.76    2.21    7.85    7.22(1)     4.60        20.19
--------------------------------------------------------------------------------------------------------

----------
The Morgan Stanley Capital International World Index (the "MSCI World Index") and the Morgan Stanley Capital International World Information Technology Index ("MSCI World IT Index", collectively, the "MSCI Indices"), and the Lipper Global Funds Average and the Lipper Science & Technology Funds Average (the "Lipper Averages") are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Averages exclude the effect of sales charges and taxes and the MSCI Indices exclude the effect of fees, sales charges and taxes. The MSCI World Index measures the performance of stocks in 23 developed markets in North America, Europe and the Asia/Pacific Region. The MSCI World IT Index is a free float-adjusted market capitalization index designed to measure information technology stocks in the global developed equity market. The MSCI World IT Index was added as a benchmark for the Fund because it reflects the market sectors in which the Fund invests. The Lipper Global Funds Average measures the performance of mutual funds which invest at least 25% of total assets in equity securities traded outside the US, and which may own US securities. The Lipper Science & Technology Funds Average measures the performance of mutual funds which invest at least 65% of total assets in science and technology stocks. Lipper currently classifies the Fund as a Science & Technology Fund. Investors cannot invest directly in an average or index.

Prior to March 31, 2000, Seligman employed subadvisers that were responsible for providing certain portfolio management services with regard to the Fund's investments. Seligman no longer uses such sub-advisory services for the Fund.

(1) From 4/25/96.
(2) From 4/30/96.
(3) From 5/31/99.

Seligman Global Technology Fund
--------------------------------------------------------------------------------


Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual Fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.


Shareholder Fees (fees paid directly from your investment)       Class A    Class B  Class C    Class D    Class R
-------------------------------------------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                                4.75%           5%      2%          1%          1%
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) on Purchases
   (as a % of offering price)                                   4.75%(1)      none       1%       none        none
-------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions
(as a % of original purchase price or current net asset value,
whichever is less)                                               none(1)        5%       1%          1%          1%
-------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------------------------------------------
(as a percentage of average net assets)
-------------------------------------------------------------------------------------------------------------------
Management Fees                                                  1.00%       1.00%    1.00%      1.00%        1.00%
-------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                         0.25%       1.00%    1.00%      1.00%        0.50%
-------------------------------------------------------------------------------------------------------------------
Other Expenses                                                   0.58%       0.58%    0.58%      0.58%        0.58%
-------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                             1.83%       2.58%    2.58%      2.58%        2.08%
-------------------------------------------------------------------------------------------------------------------


(1) If you buy Class A shares for $1,000,000 or more, you do not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                            1 Year          3 Years      5 Years       10 Years
-------------------------------------------------------------------------------
Class A                     $ 652           $ 1,023      $ 1,418       $ 2,521
-------------------------------------------------------------------------------
Class B                       761             1,102        1,570         2,732+
-------------------------------------------------------------------------------
Class C                       458               894        1,457         2,986
-------------------------------------------------------------------------------
Class D                       361               802        1,370         2,915
-------------------------------------------------------------------------------
Class R                       311               652        1,119         2,410
-------------------------------------------------------------------------------


If you did not sell your shares at the end of each period, your costs would be:


                            1 Year          3 Years      5 Years       10 Years
-------------------------------------------------------------------------------
Class A                     $  652          $ 1,023      $ 1,418       $ 2,521
-------------------------------------------------------------------------------
Class B                        261              802        1,370         2,732+
-------------------------------------------------------------------------------
Class C                        359              894        1,457         2,986
-------------------------------------------------------------------------------
Class D                        261              802        1,370         2,915
-------------------------------------------------------------------------------
Class R                        211              652        1,119         2,410
-------------------------------------------------------------------------------


----------
+ Class B shares will automatically convert to Class A shares approximately eight years after purchase.

--------------------------------------------------------------------------------
Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

12b-1 Fees:

Fees paid out by each Class, pursuant to a plan adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and for providing services to shareholders.

Other Expenses:

Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing and legal fees.
--------------------------------------------------------------------------------

Seligman International Growth Fund


Investment Objective

The International Growth Fund's investment objective is long-term capital appreciation.

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective: The Fund invests primarily in high-quality, large and mid-capitalization growth companies that are considered leaders in their industries, emphasizing those industries that are growing on a global basis. The Fund may invest in any country; however, it typically will not invest in the United States. It generally invests in several countries in different geographic regions.

The Fund generally invests in the common stock of medium- to large-sized companies in the principal international markets. However, it may also invest in companies with a lower market capitalization or in smaller regional or emerging markets (representation in the emerging markets will generally be less than 25% of assets).

In selecting individual securities, the portfolio manager looks to identify companies that it believes display one or more of the following:

o Attractive valuations relative to earnings and revenue forecasts or other valuation criteria (e.g., return on equity)

o     Quality management

o     Unique competitive advantages (e.g., market share, proprietary products)

o     Strong possibility of multiple expansion

o Potential for improvement in overall operations (hidden/unappreciated value)

The Fund generally sells a stock if the portfolio manager believes its target price has been reached, there is a decelerating trend of earnings growth, deteriorating industry fundamentals, management change or failure, its revenue growth has slowed, or its underlying fundamentals have deteriorated.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The securities may be listed on a US or foreign stock exchange or traded in US or foreign over-the-counter markets. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 25% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.


The Fund may also invest up to 10% of its assets in exchange-traded funds
(ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

Seligman International Growth Fund

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.


The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.

There is no guarantee the Fund will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.


Foreign securities in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.


The Fund seeks to limit the risk of investing in foreign securities by diversifying its investments among different regions and countries. Diversification reduces the effect events in any one country will have on the Fund's entire investment portfolio. However, a decline in the value of the Fund's investments in one country may offset potential gains from investments in another country.

The Fund may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the investment manager to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected.


To the extent the Fund invests some of its assets in higher-risk securities, such as illiquid securities, it may be subject to higher price volatility. Securities traded in the over-the-counter markets involve risks, including the risk that the counterparty will be unable or unwilling to meet its obligations. In addition, since over-the-counter markets are generally less liquid than exchanges, the Fund may not be able to sell when the investment manager deems it advantageous to do so.

If the Fund invests in ETFs, shareholders would bear not only their proportionate share of the Fund's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs, and the Fund's returns will therefore be lower.

Option transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. When options are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.


The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Seligman International Growth Fund


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Series' Statement of Additional Information.

Past Performance


The following performance information provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied from year to year, as well as how the performance of certain of the Fund's classes compares to four widely-used measures of performance.

Although the Fund's fiscal year ends on October 31, the following performance information is provided on a calendar year basis to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Class due to differing fees and expenses.

The Class A annual total returns presented in the bar chart on the following page do not reflect the effect of any sales charges. If sales charges were included, the returns would be lower. The Fund's average annual total returns presented in the table on the following page do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Returns for periods of less than one year are not annualized. Since November 1, 2004, Seligman has contractually agreed to reimburse the Fund's "other expenses" (other than management fees and 12b-1 fees) to the extent such expenses exceed 0.85% of the Fund's average daily net assets. Such reimbursement will remain in effect at least until February 28, 2007. Absent such reimbursements, returns presented in the bar chart and table would have been lower.


After-tax returns presented in the table are for Class A shares only. After-tax returns for Class B, Class C, Class D and Class R shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Seligman International Growth Fund
--------------------------------------------------------------------------------


Class A Annual Total Returns--Calendar Years

                                   [BAR CHART]

                          1996                     7.77%
                          1997                     7.65%
                          1998                    13.73%
                          1999                    25.29%
                          2000                   -36.49%
                          2001                   -28.09%
                          2002                   -20.41%
                          2003                    29.52%
                          2004                    23.39%
                          2005                     5.53%

         Best calendar quarter return: 17.38% - quarter ended 12/31/98. Worst calendar quarter return: -19.86% - quarter ended 9/30/02.


Average Annual Total Returns - Periods Ended 12/31/05

                                                                       Class B     Class C     Class R
                                                                        Since       Since       Since
                                               One    Five     Ten    Inception   Inception   Inception
                                               Year   Years   Years    4/22/96     5/27/99     4/30/03
-------------------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------------------
Return before taxes                           0.51%   (1.66)% (0.35)%   n/a          n/a          n/a
-------------------------------------------------------------------------------------------------------
Return after taxes on distributions            0.51   (1.66)  (0.84)    n/a          n/a          n/a
-------------------------------------------------------------------------------------------------------
Return after taxes on distributions
   and sale of Fund shares                     0.33   (1.40)  (0.43)    n/a          n/a          n/a
-------------------------------------------------------------------------------------------------------
Class B                                       (0.36)  (1.82)    n/a   (1.15)%        n/a          n/a
-------------------------------------------------------------------------------------------------------
Class C                                        2.68   (1.57)    n/a     n/a        (4.69)%        n/a
-------------------------------------------------------------------------------------------------------
Class D                                        3.72   (1.37)  (0.59)    n/a          n/a          n/a
-------------------------------------------------------------------------------------------------------
Class R                                        4.22     n/a     n/a     n/a          n/a        21.16%
-------------------------------------------------------------------------------------------------------
MSCI EAFE Index                               14.02    4.94    6.17    5.75(2)     5.14(3)      27.04
-------------------------------------------------------------------------------------------------------
MSCI EAFE Growth Index                        13.64    2.23    3.59    3.15(2)     2.12(3)      23.29
-------------------------------------------------------------------------------------------------------
Lipper International Multi-Cap Growth Funds
   Average                                    15.40    2.53    6.79    6.23(1)     5.26         25.20
-------------------------------------------------------------------------------------------------------
Lipper International Funds Average    14.65    3.86    7.00    6.42(1)     5.38         25.18
-------------------------------------------------------------------------------------------------------

----------
The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index ("MSCI EAFE Index") and the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Growth Index ("MSCI EAFE Growth Index", collectively, the "MSCI EAFE Indices") and the Lipper International Multi-Cap Growth Funds Average and the Lipper International Funds Average (collectively, the "Lipper Averages") are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Averages exclude the effect of sales charges and taxes and the MSCI EAFE Indices exclude the effect of fees, sales charges and taxes. The MSCI EAFE Indices measure the performance of stocks in 21 developed markets in Europe, Australasia, and the Far East. The MSCI EAFE Growth Index is a market capitalization-weighted index that measures stock market performance of these developed markets in Europe, Australasia, and the Far East with a greater-than-average growth orientation. The Lipper International Multi-Cap Growth Funds Average measures the performance of mutual funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. The Lipper International Funds Average measures the performance of mutual funds which invest in equity securities of companies whose primary trading markets are outside the U.S. Lipper currently classifies the Fund as an International Multi-Cap Growth Fund. The Fund has added, for comparison purposes, the MSCI EAFE Growth Index. The MSCI EAFE Growth Index, a more narrowly based index than the MSCI EAFE Index, focuses on growth companies in which the Fund primarily invests. Investors cannot invest directly in an average or index.

Prior to March 31, 2000, Seligman employed subadvisers that were responsible for providing certain portfolio management services with respect to the investments of the Fund. From March 31, 2000 until September 15, 2003, the assets of the Fund were managed exclusively by Seligman. Since September 15, 2003, Wellington Management Company LLP has been employed by Seligman as subadviser to provide portfolio management services to the Fund.

(1) From 4/25/96.
(2) From 4/30/96.
(3) From 5/31/99.

Seligman International Growth Fund


Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.


Shareholder Fees (fees paid directly from your investment)       Class A     Class B   Class C   Class D   Class R
-----------------------------------------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                                 4.75%           5%         2%       1%       1%
-----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) on Purchases
    (as a % of offering price)                                    4.75%(2)     none          1%    none     none
-----------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions
    (as a % of original purchase price or current
    net asset value, whichever is less)                           none(2)         5%         1%       1%       1%
-----------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
-----------------------------------------------------------------------------------------------------------------
(as a percentage of average net assets)
-----------------------------------------------------------------------------------------------------------------
Management Fees                                                   0.98%        0.98%      0.98%    0.98%    0.98%
-----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                          0.25%        1.00%      1.00%    1.00%    0.50%
-----------------------------------------------------------------------------------------------------------------
Other Expenses(3)                                                 1.09%        1.09%      1.09%    1.09%        %
-----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)                           2.32%        3.07%      3.07%    3.07%    2.57%
-----------------------------------------------------------------------------------------------------------------
(1) Less: Expenses Reimbursement                                  0.24%        0.24%      0.24%    0.24%    0.24%
-----------------------------------------------------------------------------------------------------------------
   Net Operating Expenses                                         2.08%        2.83%      2.83%    2.83%    2.33%
-----------------------------------------------------------------------------------------------------------------

(2) If you buy Class A shares for $1,000,000 or more, you do not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

(3) Seligman has contractually undertaken to reimburse the Fund's "other expenses" (other than management fees and 12b-1 fees) to the extent such expenses exceed 0.85% per annum of average daily net assets of the Fund. This undertaking will remain in effect at least until February 28, 2007.


Example


This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses are (i) the Fund's net operating expenses shown above from March 1, 2006 through February 28, 2007 (which reflect the contractual expense reimbursement described above) and (ii) after February 28, 2007, the Fund's total annual operating expenses shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year          3 Years      5 Years       10 Years
-------------------------------------------------------------------------------
Class A                     $  676          $ 1,143      $ 1,636       $ 2,987
-------------------------------------------------------------------------------
Class B                        786            1,226        1,790         3,192+
-------------------------------------------------------------------------------
Class C                        482            1,016        1,674         3,433
-------------------------------------------------------------------------------
Class D                        386              926        1,590         3,367
-------------------------------------------------------------------------------
Class R                        336              777        1,344         2,887
-------------------------------------------------------------------------------


If you did not sell your shares at the end of each period, your costs would be:


                            1 Year          3 Years      5 Years       10 Years
-------------------------------------------------------------------------------
Class A                     $  676          $ 1,143      $ 1,636       $ 2,987
-------------------------------------------------------------------------------
Class B                        286              926        1,590         3,192+
-------------------------------------------------------------------------------
Class C                        383            1,016        1,674         3,433
-------------------------------------------------------------------------------
Class D                        286              926        1,590         3,367
-------------------------------------------------------------------------------
Class R                        236              777        1,344         2,887
-------------------------------------------------------------------------------


+ Class B shares will automatically convert to Class A shares approximately eight years after purchase.

--------------------------------------------------------------------------------
Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

12b-1 Fees:

Fees paid out by each Class, pursuant to a plan adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and for providing services to shareholders.

Other Expenses:

Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing and legal fees.
--------------------------------------------------------------------------------

Management of the Funds

The Board of Directors provides broad supervision over the affairs of each Fund.


J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of each Fund. Seligman is responsible for each Fund's investments and administers each Fund's business and other affairs.

Established in 1864, Seligman currently serves as manager to 24 US registered investment companies, which offer 58 investment portfolios with approximately $11.7 billion in assets as of January 31, 2006. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at January 31, 2006 of approximately $8.2 billion.


--------------------------------------------------------------------------------
Affiliates of Seligman:

Seligman Advisors, Inc.:
Each Fund's general distributor; responsible for accepting orders for purchases and sales of Fund shares.

Seligman Services, Inc.:
A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated broker or financial advisor.

Seligman Data Corp. ("SDC"):
Each Fund's shareholder service agent; provides shareholder account services to the Funds at cost.
--------------------------------------------------------------------------------


Each Fund pays Seligman a fee for its management services equal to a percentage of that Fund's average daily net assets. Each Fund's fee rate declines as that Fund's net assets increase. The management fee rates are:


o     Emerging Markets Fund
      1.25% on first $1 billion of net assets
      1.15% on next $1 billion of net assets
      1.05% on net assets in excess of $2 billion

o     Global Growth Fund and International Growth Fund
      1.00% on first $50 million of net assets
      0.95% on next $1 billion of net assets
      0.90% on net assets in excess of $1,050,000,000

o     Global Smaller Companies Fund
      1.00% on first $100 million of net assets
      0.90% on net assets in excess of $100 million


o     Global Technology Fund
      1.00% on first $2 billion of net assets
      0.95% on next $2 billion of net assets
      0.90% on net assets in excess of $4 billion

Seligman has contractually agreed to reimburse each of Emerging Markets Fund's, Global Growth Fund's and International Growth Fund's "other expenses", other than management and 12b-1 fees, that exceed 0.85% per annum of each such Fund's average daily net assets. Such reimbursement will remain in effect at least until February 28, 2007.

A discussion regarding the basis for the Series' Board of Director's approval of the investment management agreement between the Funds and Seligman and the Subadvisory agreement in respect of Wellington Management Company, LLP will be made available annually in the Series' semi-annual report, dated April 30.

Subadviser

Wellington Management Company, LLP ("Wellington Management") located at 75 State Street, Boston, Massachusetts 02109, is the subadviser for Emerging Markets Fund, Global Growth Fund, International Growth Fund and Global Smaller Companies Fund. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of January 31, 2006, Wellington Management had approximately $540 billion in assets under manage-ment. An affiliate of Wellington Management, Wellington Management International Ltd. ("Wellington International"), located at Stratton House, Stratton Street, London, W1J 8LA, United Kingdom, provides portfolio management services for a portion of the Global Smaller Companies Fund. Wellington International primarily provides business development, client liaison, investment monitoring and account administrative services for Wellington Management in the European, Middle Eastern and African Regions. Wellington International also has portfolio management responsibilities for certain international small company equity clients.


Seligman pays Wellington Management a fee for the services it provides. This fee does not increase the fee payable by any Fund.

Portfolio Management

Emerging Markets Fund


Ms. Vera M. Trojan, CFA, Partner, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as the portfolio manager for the Fund since 2003. Ms. Trojan joined Wellington Management as an investment professional in 1989.


Global Growth Fund and International Growth Fund


Mr. Andrew S. Offit, CPA, Partner, Senior Vice President of Wellington Management, has served as portfolio manager of the Funds since 2003. Mr. Offit joined Wellington Management as an investment professional in 1997.

Mr. Jean-Marc Berteaux, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Funds since 2003. Mr. Berteaux joined the firm as an investment professional in 2001. Prior to joining Wellington Management, Mr. Berteaux was an investment professional at John Hancock Funds (1998 - 2001).

Mr. Matthew D. Hudson, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Funds since 2006. Mr. Hudson joined the firm as an investment professional in 2005. Prior to joining Wellington Management, Mr. Hudson was an investment professional at American Century Investment Management (2000 - 2005).


Global Smaller Companies Fund


The Global Smaller Companies Fund is managed by a team of investment professionals employed by Wellington Management and its affiliate Wellington International.

Mr. Jamie A. Rome, CFA, has managed the North American portion of the Fund since 2003. Mr. Rome is Partner and Equity Portfolio Manager of Wellington Management and a Senior Vice President. He began his career at Wellington Management as an investment professional in 1994.

Mr. Simon H. Thomas, CPA, Director and Equity Portfolio Manager of Wellington International, is the Portfolio Manager of the non-North American portion of the Fund since January 2006. Mr. Thomas joined the firm as an investment professional in 2002. Prior to joining the firm, he attended the University of Chicago Business School (2000-2002). Prior to graduate school, Mr. Thomas was a Manager at Arthur Andersen (1992-2000).

Mr. Nikunj Hindocha, CFA, Associate Director and Equity Research Analyst of Wellington International, joined the firm as an investment professional in 2003. Mr. Hindocha has been involved in portfolio management and securities analysis for the non-North American portion of the Fund since January 2006. Prior to joining the firm, Mr. Hindocha was an Analyst on the European Small Cap Investment team at Baring Asset Management (1998-2003).

Mr. Daniel Maguire, CFA, Equity Research Analyst of Wellington International, joined the firm as an investment professional in 2004. Mr. Maguire has been involved in portfolio management and securi-ties analysis for the non-North American portion of the Fund since January 2006. Prior to joining the firm, Mr. Maguire was an Equity Analyst at Insight Investment Management in the UK (2003-2004) and at HSBC Investment Bank (2000-2003).


Global Technology Fund


The Global Technology Fund is managed by Seligman's Global Technology Group. Mr. Richard M. Parower, who joined Seligman in April 2000, is a Managing Director of Seligman and is Vice President of Seligman Global Fund Series, Inc. and Portfolio Manager of the Global Technology Fund. Mr. Parower is also a Vice President of Seligman Portfolios, Inc. and Portfolio Manager of its Seligman Global Technology Portfolio and Vice President and Co-Portfolio Manager of Seligman New Technologies Fund, Inc. and Seligman New Technologies Fund II, Inc.

Mr. Paul H. Wick, a Director and Managing Director of Seligman, is Vice President of Seligman Communications and Information Fund and has been its Portfolio Manager since January 1990. Mr. Wick is also a Vice President of Seligman Portfolios, Inc. and Portfolio Manager of its Seligman Communications and Information Portfolio. Mr. Wick joined Seligman in August 1987 as an Associate, Investment Research, and became Vice President, Investment Officer in August 1991; he was named Managing Director in January 1995 and was elected a member of Seligman's Board of Directors in November 1997. Mr. Wick provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the semiconductor and semiconductor equipment sectors.

Ms. Reema D. Shah, a Managing Director of Seligman, joined Seligman in November 2000. Ms. Shah is Vice President and Co-Portfolio Manager of Seligman New Technologies Fund, Inc. and Seligman New Technologies Fund II, Inc. Ms. Shah provides assistance to Mr. Parower in managing the Fund through her research and contributions to the investment decisions with respect to companies in the internet, entertainment software, software infrastructure, computer-aided design software and education sectors.

Mr. Ajay Diwan, a Managing Director of Seligman, joined Seligman in February 2001. Previously, Mr. Diwan was Vice President, Equity Research for Goldman Sachs from 1994 where he was responsible for the data networking, optical systems and wireless equipment sectors and lead managed the initial public offerings of several companies. Mr. Diwan provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the data networking, data storage, wireless equipment, wireline equipment and information technology services industries.

Mr. Benjamin Lu, an Assistant Vice President, Investment Officer, joined Seligman in April 2005. Previously, he was an Associate Director for UBS from July 2002 to April 2005, covering the U.S. electronic manufacturing services and electronic components sectors. Prior to then, Mr. Lu was an Associate Analyst with JP Morgan, covering the data networking sector from 2000 to 2002 and the inter-net services sector from 1999 to 2000. Mr. Lu provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the Asia technology sector as well as the U.S. electronic manufacturing services and electronic components sectors.

The Series' Statement of Additional Information provides additional information about the compensation of the individuals named above (the "Portfolio Team"), other accounts managed by each member of the Portfolio Team and each member of the Portfolio Team's ownership of securities of the Fund(s) for which they provide portfolio management.

Wellington Management Performance Information


Set forth below is certain performance information for the Wellington Management's composites in respect of accounts which were managed by Wellington Management with substantially similar objectives, policies, strategies and risks to those of the Funds for which Wellington Management acts as a subadviser. The annual return data are presented for each calendar year since the inception of the applicable Wellington Composite, except that the Emerging Markets calendar year data are presented since the inception of Seligman Emerging Markets Fund (which is shorter than the life of the corresponding Wellington Composite). Average annual total returns are presented for the one-, three- and five-year periods and since inception of the applicable Wellington Composite, except that the Emerging Markets performance data is provided for the one-, three- and five-year periods and since May 31, 1996 (which is the month-end following the inception date of Seligman Emerging Market Fund), in each case through December 31, 2005. Wellington Management's composite information below represents the actual performance, adjusted as described below, of composites which consist of all fully discretionary, fee paying accounts (including mutual funds) eligible for inclusion in the applicable composite (set forth in the notes below the tables). Wellington Management's composite performance information below is presented (i) reflecting deduction ("net") of estimated total annual fund operating expenses in respect of each Fund (as explained in the note below the tables) and (ii) before ("gross" of) management fees, custody charges, withholding taxes and other indirect expenses. Also set forth below is the investment results (before taxes) of each Fund in recent years, as well as the results of certain indices used by the Fund or Wellington Management to measure their performance. Performance information of less than one-year is not annualized. The past performance of Wellington Management's composites, the Funds or the indices should not be considered an indication of how any Fund will perform in the future and shareholders should not assume that they will experience returns in the future comparable to those shown below.


Seligman Emerging Markets Fund and Related Composite Performance Information:
Annual Total Returns For the Periods Ended December 31:


                                                                                                                        1996
                                                                                                                     (beginning
                                          2005    2004    2003    2002     2001    2000     1999    1998     1997      May 31)
-------------------------------------------------------------------------------------------------------------------------------
Seligman Emerging Markets Fund-Class A*
   (before taxes)                        26.14%  17.09%  50.32%  (10.91)% (6.07)% (47.24)% 53.14%  (30.93)%   1.34%    (5.47)%
-------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Total Composite
   (net)**(1)                            26.66   18.32   49.64   (11.38)  (3.28)  (36.13)  71.77   (33.05)  (19.30)    (9.59)
-------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Total Composite
   (gross)**(1)                          36.13   27.82   62.68    (4.15)   4.22   (31.08)  84.71   (27.78)  (13.24)    (3.75)
-------------------------------------------------------------------------------------------------------------------------------
MSCI EM Index(1)                         34.54   25.95   56.28    (6.00)  (2.37)  (30.61)  66.41   (25.34)  (11.59)    (3.59)
-------------------------------------------------------------------------------------------------------------------------------
Lipper Emerging Markets Funds
   Average(1)                            31.83   24.11   55.24    (5.10)  (2.94)  (30.59)  72.94   (26.50)   (0.01)    (0.07)
-------------------------------------------------------------------------------------------------------------------------------

Average Annual Total Returns For the Periods Ended December 31, 2005:

                                                                                                               Since
                                                                    One Year   Three Years   Five Years   May 31, 1996(1)
--------------------------------------------------------------------------------------------------------------------------
Seligman Emerging Markets Fund-Class A* (before taxes)                26.14%       34.72%       17.65%         4.56%
--------------------------------------------------------------------------------------------------------------------------
Emerging Markets Total Composite (net)**(1)                           26.66        35.12        18.40          4.43
--------------------------------------------------------------------------------------------------------------------------
Emerging Markets Total Composite (gross)**(1)                         36.13        41.46        23.11          8.42
--------------------------------------------------------------------------------------------------------------------------
MSCI EM Index(1)                                                      34.54        38.31        19.42          6.23
--------------------------------------------------------------------------------------------------------------------------
Lipper Emerging Markets Funds Average(1)                              31.83        36.37        19.26          6.67
--------------------------------------------------------------------------------------------------------------------------


----------
See footnotes on pages 32-33.

Seligman Global Growth Fund and Related Composite Performance Information:
Annual Total Returns For the Periods Ended December 31:


                                                                                                                    1998
                                                                                                                 (beginning
                                              2005      2004     2003     2002      2001      2000     1999     September 30)
-----------------------------------------------------------------------------------------------------------------------------
Seligman Global Growth Fund-Class A*
   (before taxes)                            (3.64)%   11.98%   23.70%   (34.36)%  (25.28)%  (21.09)%  36.06%      14.02%
-----------------------------------------------------------------------------------------------------------------------------
Global Growth Total Composite (net)**(2)     (3.94)    11.88    27.28    (24.33)   (21.30)   (12.43)   43.10       18.21
-----------------------------------------------------------------------------------------------------------------------------
Global Growth Total Composite (gross)**(2)    3.05     20.00    36.87    (18.74)   (15.84)    (6.28)   52.37       24.21
-----------------------------------------------------------------------------------------------------------------------------
MSCI World Index(2)                          10.02     15.25    33.76    (19.54)   (16.52)   (12.92)   25.34       21.22
-----------------------------------------------------------------------------------------------------------------------------
MSCI World Growth Index(2)                    9.74     11.21    28.52    (19.61)   (19.17)   (25.54)   33.01       24.19
-----------------------------------------------------------------------------------------------------------------------------
Lipper Global Large-Cap Growth Average(2)    10.17     12.73    30.43    (23.82)   (21.82)   (16.55)   52.89       23.10
-----------------------------------------------------------------------------------------------------------------------------
Lipper Global Funds Average(2)               10.76     13.84    32.06    (19.53)   (17.36)   (10.15)   38.12       18.78
-----------------------------------------------------------------------------------------------------------------------------

Average Annual Total Returns For the Periods Ended December 31, 2005:

                                                                                                              Since Inception
                                                                                                               of Wellington
                                                                                                                 Composite
                                                                                                              (September 30,
                                                                        One Year   Three Years   Five Years        1998)
-----------------------------------------------------------------------------------------------------------------------------
Seligman Global Growth Fund-Class A* (before taxes)                      (3.64)%      13.71%       (4.48)%         1.65%
-----------------------------------------------------------------------------------------------------------------------------
Global Growth Total Composite (net)**(2)                                 (3.94)       14.63        (0.18)          7.60
-----------------------------------------------------------------------------------------------------------------------------
Global Growth Total Composite (gross)**(2)                                3.05        19.17         2.97          10.43
-----------------------------------------------------------------------------------------------------------------------------
MSCI World Index(2)                                                      10.02        19.26         2.64           5.82
-----------------------------------------------------------------------------------------------------------------------------
MSCI World Growth Index(2)                                                9.74        16.17         0.38           3.16
-----------------------------------------------------------------------------------------------------------------------------
Lipper Global Large-Cap Growth Average(2)                                10.17        17.36        (0.89)          2.85
-----------------------------------------------------------------------------------------------------------------------------
Lipper Global Funds Average(2)                                           10.76        18.51         2.21           7.68
-----------------------------------------------------------------------------------------------------------------------------

Seligman Global Smaller Companies Fund and Related Composite Performance
Information:
Annual Total Returns For the Periods Ended December 31:

                                              2005      2004     2003     2002      2001      2000      1999        1998
-----------------------------------------------------------------------------------------------------------------------------
Seligman Global Smaller Companies
   Fund-Class A* (before taxes)              10.91%    15.87%   32.98%   (28.79)%  (21.55)%  (20.26)%  18.21%       0.65%
-----------------------------------------------------------------------------------------------------------------------------
Global Smaller Companies Total Composite
   (net)**(3)                                 8.06     16.34    45.79    (17.66)   (2.50)    (2.57)    38.92        7.54
-----------------------------------------------------------------------------------------------------------------------------
Global Smaller Companies Total Composite
   (gross)**(3)                              15.70     24.76    56.65    (11.76)    3.74      3.85     48.32       14.71
-----------------------------------------------------------------------------------------------------------------------------
Citigroup Broad Market Less Than US$2
   Billion Index(3)                          17.41     25.07    52.85    (10.89)   (4.21)    (2.51)    22.82        3.45
-----------------------------------------------------------------------------------------------------------------------------
Lipper Global Small/Mid-Cap Core Funds
   Average(3)                                12.80     18.96    44.36    (18.09)   (10.49)   (4.94)    45.90        0.82
-----------------------------------------------------------------------------------------------------------------------------
Lipper Global Small-Cap Funds Average(3)     15.74     19.65    46.05    (18.86)   (15.49)   (7.78)    52.47        1.80
-----------------------------------------------------------------------------------------------------------------------------

Average Annual Total Returns For the Periods Ended December 31, 2005:

                                                                                                              Since Inception
                                                                                                               of Wellington
                                                                                                                 Composite
                                                                                                               (December 31,
                                                                        One Year   Three Years   Five Years         1997)
-----------------------------------------------------------------------------------------------------------------------------
Seligman Global Smaller Companies Fund-Class A*(before taxes)             10.91%      23.51%        3.02%          3.08%
-----------------------------------------------------------------------------------------------------------------------------
Global Smaller Companies Total Composite (net)**(3)                        8.06       26.39        12.38          14.73
-----------------------------------------------------------------------------------------------------------------------------
Global Smaller Companies Total Composite (gross)**(3)                     15.70       31.26        15.66          17.60
-----------------------------------------------------------------------------------------------------------------------------
Citigroup Broad Market Less Than US$2 Billion Index(3)                    17.41       30.89        13.88          11.17
-----------------------------------------------------------------------------------------------------------------------------
Lipper Global Small/Mid-Cap Core Funds Average(3)                         12.80       24.64         7.38           9.33
-----------------------------------------------------------------------------------------------------------------------------
Lipper Global Small-Cap Funds Average(3)                                  15.74       27.00         6.28          10.61
-----------------------------------------------------------------------------------------------------------------------------

----------
See footnotes on pages 32-33.

Seligman International Growth Fund and Related Composite Performance
Information:
Annual Total Returns For the Periods Ended December 31:



                                                                                                                    2000
                                                                                                                 (beginning
                                                                 2005     2004      2003      2002      2001       July 31)
-----------------------------------------------------------------------------------------------------------------------------
Seligman International Growth Fund-Class A*
   (before taxes)                                                0.51%    17.49%    23.36%   (24.19)%  (31.50)%    (15.94)%
-----------------------------------------------------------------------------------------------------------------------------
International Growth Total Composite
   (net)**(4)                                                   (0.39)    17.09     41.20    (21.83)   (23.64)     (21.66)
-----------------------------------------------------------------------------------------------------------------------------
International Growth Total Composite
   (gross)**(4)                                                  6.70     26.05     52.76    (15.42)   (18.00)     (17.08)
-----------------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index(4)                                              14.02     20.70     39.17    (15.66)   (21.21)      (6.52)
-----------------------------------------------------------------------------------------------------------------------------
MSCI EAFE Growth Index(4)                                       13.64     16.48     32.49    (15.76)   (24.41)     (12.47)
-----------------------------------------------------------------------------------------------------------------------------
Lipper International Multi-Cap Growth Funds
   Average(4)                                                   15.40     16.64     36.16    (18.49)   (23.45)     (11.97)
-----------------------------------------------------------------------------------------------------------------------------
Lipper International Funds Average(4)                           14.65     18.04     34.75    (16.67)   (21.71)      (7.84)
-----------------------------------------------------------------------------------------------------------------------------

Average Annual Total Returns For the Periods Ended December 31, 2005:

                                                                                                              Since Inception
                                                                                                               of Wellington
                                                                                                                 Composite
                                                                        One Year   Three Years   Five Years   (July 31, 2000)
-----------------------------------------------------------------------------------------------------------------------------
Seligman International Growth Fund-Class A*(before taxes)                 0.51%       17.11%       (1.66)%        (3.77)%
-----------------------------------------------------------------------------------------------------------------------------
International Growth Total Composite (net)**(4)                          (0.39)       21.94         3.65          (0.33)
-----------------------------------------------------------------------------------------------------------------------------
International Growth Total Composite (gross)**(4)                         6.70        27.13         7.34           3.13
-----------------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index(4)                                                       14.02        24.16         4.94           3.26
-----------------------------------------------------------------------------------------------------------------------------
MSCI EAFE Growth Index(4)                                                13.64        20.57         2.23          (0.42)
-----------------------------------------------------------------------------------------------------------------------------
Lipper International Multi-Cap Growth Funds Average(4)                   15.40        22.50         6.79          (0.36)
-----------------------------------------------------------------------------------------------------------------------------
Lipper International Funds Average(4)                                    14.65        22.25         7.00           3.14
-----------------------------------------------------------------------------------------------------------------------------

----------

* Returns for Class A shares reflect the effect of the service fee of up to 0.25% under the Administration, Shareholder Services and Distribution Plan and also reflect the effect of sales charges of 4.75%. Returns for the Class B, C, D and R shares would vary from those for Class A shares shown in the tables above due to the higher administration, shareholder services and distribution plan fees paid by such shares, and differing sales charges paid for such shares. Returns for Class A shares are shown before taxes. After-tax returns for the Fund would be different, although actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

** Composite performance returns include all fully discretionary, fee paying accounts under Wellington Management's management which are defined by the relevant profile described below. The performance information is limited and may not reflect performance in all economic cycles. The accounts in the composite were not necessarily subject to certain investment and other restrictions imposed on registered investment companies, including those under the Investment Company Act of 1940 and the Internal Revenue Code of 1986, as amended, which, if applicable, might have adversely affected performance. The aggregate returns of the accounts in any of Wellington Management's composites may not reflect the returns of any particular account of Wellington Management. The performance reflected in Wellington Management's composites has been calculated in compliance with the Performance Presentation Standards of the Association for Investment Management and Research ("AIMR-PPS"), the US and Canadian version of the Global Investment Performance Standards ("GIPS"), which differs from the method used by the SEC. Performance results ("gross") are net of commissions and other direct expenses, but before (gross of) management fees, custody charges, withholding taxes and other indirect expenses. Performance results ("net") are the "gross" performance results, after the deduction of historical actual total annual fund operating expenses of Class A shares during the applicable periods. Total annual fund operating expenses include investment advisory fees, distribution and service ("12b-1") fees, custodial fees, and other expenses, without provision for any applicable federal or state income taxes, if any. Net performance results shown for each composite reflect the deduction of a sales charge of 4.75%.


(1) Accounts included in the Emerging Markets Total Composite seek to achieve returns above the Morgan Stanley Capital International Emerging Markets Index ("MSCI EM Index"), which is one of the Emerging Market Fund's benchmarks, by investing in non-U.S. equity securities of emerging market countries, including countries outside the MSCI EM Index. The Emerging Markets Total Composite inception date was March 31, 1994. The inception date of the Seligman Emerging Markets Fund was May 28, 1996. The "Since Inception" data for the Fund is calculated from May 31, 1996 as the relevant composite data was not available from May 28, 1996. The Fund's benchmarks, the MSCI EM Index and the Lipper Emerging Markets Funds Average are unmanaged indices that assume the reinvestment of all distributions. The Lipper Emerging Markets Funds Average excludes the effect of sales charges and taxes and the

      MSCI EM Index excludes the effect of fees, sales charges and taxes. The MSCI EM Index measures the performance of stocks in 26 emerging market countries in Europe, Latin America and the Pacific Basin which are available to foreign investors. The Lipper Emerging Markets Funds Average measures the performance of mutual funds which invest at least 65% of total assets in equity securities of companies in emerging markets. Investors cannot invest directly in an average or index.

(2) Accounts included in the Global Growth Total Composite seek to achieve high, long-term returns in excess of the Morgan Stanley Capital International World Growth Index ("MSCI World Growth Index"), which is one of the Global Growth Fund's benchmarks, through investment in equity securities around the world. The Global Growth Total Composite inception date was September 30, 1998. The Fund's benchmarks, the Morgan Stanley Capital International World Index ("MSCI World Index"), the MSCI World Growth Index, the Lipper Global Large-Cap Growth Average and the Lipper Global Funds Average are unmanaged indices that assume reinvestment of all distributions. The Lipper Averages excludes the effect of sales charges and taxes and the MSCI World Index and the MSCI World Growth Index exclude the effect of fees, sales charges and taxes. The MSCI World Index measures the performance of stocks in 23 developed markets in North America, Europe and the Asia/Pacific region. The MSCI World Growth Index is a market-capitalization-weighted equity index comprised of 23 countries and representing "growth" (high price to book value) securities in the world's developed stock markets. The Lipper Global Large-Cap Growth Average measures the performance of funds that invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 500th-largest company in the S&P/Citigroup World Broad Market Index. Lipper Global Funds Average measures the performance of mutual funds which invest at least 25% of total assets in equity securities traded outside the US, and which may own US securities. Investors cannot invest directly in an average or index.

(3) Accounts included in the Global Smaller Companies Total Composite seek to achieve long-term returns in excess of the Citigroup Broad Market Less Than US$2 Billion Index, which is a benchmark of Global Smaller Companies Fund. This is achieved through active fundamental research of small companies, where Wellington Management seeks to invest in both extended growth opportunities and special situations in the global equity market. The Global Smaller Companies Total Composite inception date was December 31, 1997. The Global Smaller Companies benchmarks, the Citigroup Broad Market Less Than US$2 Billion Index, the Lipper Global Small/Mid-Cap Core Funds Average and the Lipper Global Small-Cap Funds Average, are unmanaged indices that assume reinvestment of all distributions. The Lipper Averages excludes the effect of sales charges and taxes and the Citigroup Broad Market Less Than US$2 Billion Index excludes the effect of fees, sales charges and taxes. The Citigroup Broad Market Less Than US$2 Billion Index represents the entire universe of institutionally investable securities with total available market capitalization of at least the local equivalent of US $100 million and not more than US $2 billion. The Lipper Global Small/Mid-Cap Core Funds Average measures the performance of funds that invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) less than the 500th-largest company in the S&P/Citigroup World Broad Market Index. The Lipper Global Small-Cap Funds Average measures the performance of mutual funds which invest at least 25% of their total assets in equity securities of companies whose primary trading markets are outside the US, and which invest at least 65% of total assets in companies with market capitalizations of less than US $1 billion at the time of purchase. Investors cannot invest directly in an average or index.


(4) Accounts included in the International Growth Total Composite seek to achieve high, long-term returns in excess of the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Growth Index ("MSCI EAFE Growth Index") through investment in equity securities around the world. The International Growth Total Composite inception date was July 31, 2000. The International Growth Fund's benchmarks, the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index ("MSCI EAFE Index"), the MSCI EAFE Growth Index, the Lipper International Funds Average and the Lipper International Multi-Cap Growth Funds Average are unmanaged indices that assume reinvestment of all distributions. The Lipper Averages excludes the effect of sales charges and taxes and the MSCI EAFE Index and the MSCI EAFE Growth Index exclude the effect of fees, sales charges and taxes. The MSCI EAFE Index measures the performance of stocks in 21 developed markets in Europe, Australasia, and the Far East. The Lipper International Funds Average measures the performance of mutual funds which invest in equity securities of companies whose primary trading markets are outside the US. Lipper International Multi-Cap Growth Funds Average measures the performance of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. The MSCI EAFE Growth Index measures the performance of stocks in developed markets in Europe, Australasia and the Far East that have demonstrable earnings and sales growth characteristics. Investors cannot invest directly in an average or index.

Frequently Asked Questions About Regulatory Matters


In late 2003, Seligman conducted an extensive internal review in response to public announcements concerning mutual fund trading practices. The following discussion has been prepared to provide shareholders with important information.


For purposes of this discussion, J. & W. Seligman & Co. Incorporated and its affiliates and related parties are referred to as "Seligman" or the "Manager," and the Seligman registered investment companies are referred to as the "Seligman Funds."

Q1.   Have any Seligman employees engaged in improper trading?


A. The Manager conducted an internal review of employee trading in shares of the Seligman Funds in the fall of 2003 and continues to monitor employee trading in the Seligman Funds. The Manager has not found any improper trading activity by Seligman employees.


Q2. Does Seligman have any policies relating to employee investment in the Seligman Funds?

A. A majority of Seligman employees invest in the Seligman Funds, either directly or through the Seligman 401(k) plans. Trading by employees is monitored by the Manager's legal department and is subject to the Manager's Code of Ethics. In addition, unlike many 401(k) plans that permit daily trading, the Seligman 401(k) plans permit only weekly trading activity. All Seligman employees have been informed that excessive trading with respect to the Seligman Funds, or trading in the Seligman Funds based upon inside information, is inappropriate and may, in certain cases, be illegal. Employees who engage in inappropriate trading will be subject to disciplinary action, which may include termination of employment.

Q3. Has Seligman engaged in improper disclosure of a Fund's portfolio holdings?


A. The Manager has found no improprieties relating to the disclosure of a Fund's portfolio holdings. The Manager has not disclosed and does not disclose a Fund's portfolio holdings prior to public dissemination, unless such disclosure is made for legitimate business purposes and only if the Manager believes that such disclosure will not be detrimental to a Fund's interest. A description of the policies and procedures with respect to the disclosure of each Fund's portfolio securities is set forth in each Fund's Statement of Additional Information.


Q4. What is Seligman's policy with regard to receipt of late trades (i.e., after 4:00 pm Eastern Time)?

A. Seligman does not accept late trades directly from Fund shareholders or prospective shareholders. The large majority of mutual fund trades submitted to Seligman are from broker-dealer firms and other financial intermediaries on behalf of their clients. These intermediaries have an obligation to ensure that trades submitted to the Seligman Funds after 4:00 pm on a trading day for that day's net asset value were, in fact, received by those entities by 4:00 pm on that day. This applies to all trades from intermediaries, including those that are transmitted electronically to Seligman after the market closes. Although the Seligman Funds and the Manager, like other mutual fund groups, cannot determine the time at which orders received through financial intermediaries were placed, the Manager expects mutual fund trades submitted to Seligman by financial intermediaries to comply with all applicable laws and regulations. Seligman has contacted every financial intermediary that offers, sells, or purchases shares of the Seligman Funds in order to remind all of them of their responsibility to have reasonable policies and procedures to ensure that they comply with their legal and contractual obligations.

      The Manager has found no instances of Fund shareholders engaging in late trading directly with the Seligman Funds. Seligman will cooperate with and support any governmental or regulatory investigation to identify and hold accountable any financial intermediary that has submitted orders in violation of applicable laws or regulations.

Q5.   What is Seligman's policy regarding market timing?


A. Seligman has policies and procedures in place to restrict trades that, in its judgment, could prove disruptive in the management of portfolios of the Seligman Funds. As part of the Manager's procedures, the Manager frequently rejects trades, issues warning letters, and prohibits accounts from making further exchanges. Since September 2003, when the first proceedings relating to trading practices within the mutual fund industry were publicly announced, Seligman has taken additional steps to strengthen its policies and procedures. A general description of the Seligman Funds' policies is set forth in each Fund's prospectus.


Q6.   Has Seligman conducted an internal review relating to market timing?


A. The Manager completed its internal review in the fall of 2003. As of September 2003, the Manager had one arrangement that permitted frequent trading. This arrangement was in the process of being closed down by the Manager before September 2003. Based on a review of the Manager's records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The results of the Manager's internal review were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements, the Manager in May 2004 paid approximately $75,000 to Seligman Global Growth Fund, $300,000 to Seligman Global Smaller Companies Fund and $1.6 million to Seligman Global Technology Fund in recognition that these global investment funds presented some potential for time zone arbitrage. The amounts paid by the Manager represented less than 1/2 of 1% of each such Fund's net asset value as of the date such payments were made. In addition, with respect to Seligman Communications and Information Fund and notwithstanding that time zone arbitrage opportunities did not exist, the Manager, at the request of the Independent Directors, agreed to waive a portion of its management fee, amounting to five basis points (0.05%) per annum, for that Fund for a period of two years commencing on June 1, 2004.


Q7.   Does Seligman disclose its internal market timing control procedures?

A. Seligman's market timing control procedures are proprietary. The Manager believes that disclosing these procedures will reduce their effectiveness.

Q8.   What new practices are being considered to prevent market timing abuses?


A. Like other members of the mutual fund industry, Seligman has considered, and continues to consider, numerous options, including the implementation of redemption fees. Seligman also has contacted every financial intermediary that offers, sells, or purchases shares of the Seligman Funds in order to inform all of them that they must have reasonable policies and procedures to ensure that they do not knowingly permit or facilitate excessive trading of the Seligman Funds or knowingly use or facilitate any methods designed to disguise such trading in the Seligman Funds.

Q9. Is Seligman involved with any federal or state investigation relating to market timing or late trading?


A. Since February 2004, Seligman has been in discussion with the New York staff of the SEC and the Office of the New York Attorney General ("Attorney General") in connection with their review of frequent trading in certain of the Seligman mutual funds. No late trading is involved. This review was apparently stimulated by Seligman's voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on Seligman that were unacceptable to Seligman, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman. Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Funds.

      Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas seek various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman mutual funds to Seligman. Seligman has objected to the Attorney General's seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General's inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

      At the end of September 2005, the Attorney General indicated that it intends to file an action at some point in the future alleging, in substance, that Seligman permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure used by the Seligman Funds is and has been misleading. Seligman believes any such action would be without merit.

      Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any penalties or restitution will be paid by Seligman and not by the Seligman Funds.

      Seligman does not believe that the foregoing possible actions or any threatened legal actions should have a material adverse impact on Seligman or the Seligman Funds; however, there can be no assurance of this or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.


Q10.  Does Seligman have any market timing arrangements at the current time?

A. Market timing arrangements in the Seligman Funds have been prohibited. In addition, Seligman has strengthened existing controls to discourage and help prevent market timing.


Q11. Have any employees been disciplined in connection with the Manager's overall internal review?


A.    One employee has left Seligman.

Shareholder Information

Deciding Which Class of Shares to Buy


Each of the Funds' Classes represent an interest in the same portfolio of investments. However, each Class has its own sales charge schedule, and its ongoing 12b-1 fees may differ from other Classes. When deciding which Class of shares to buy, you should consider, among other things:


o     The amount you plan to invest.

o How long you intend to remain invested in that Fund, or another Seligman mutual fund.


o If you would prefer to pay an initial sales charge and lower ongoing 12b-1 fees, or be subject to a CDSC (i.e., a contingent deferred sales charge) and pay higher ongoing 12b-1 fees, or in the case of employee benefit plans eligible to purchase Class R shares, be subject to a CDSC for a shorter period of time and pay higher ongoing 12b-1 fees.


o Whether you may be eligible for reduced or no sales charges when you buy or sell shares.


An authorized dealer or your financial advisor will be able to help you decide which Class of shares best meets your needs.


Class A
--------------------------------------------------------------------------------

o     Initial sales charge on Fund purchases, as set forth below:

                             Sales Charge as a %   Sales Charge as a % of   Regular Dealer Discount
Amount of your Investment   of Offering Price(1)     Net Amount Invested    as a % of Offering Price
----------------------------------------------------------------------------------------------------
Less than $50,000                  4.75%                    4.99%                    4.25%
----------------------------------------------------------------------------------------------------
$50,000 - $99,999                  4.00                     4.17                     3.50
----------------------------------------------------------------------------------------------------
$100,000 - $249,999                3.50                     3.63                     3.00
----------------------------------------------------------------------------------------------------
$250,000 - $499,999                2.50                     2.56                     2.25
----------------------------------------------------------------------------------------------------
$500,000 - $999,999                2.00                     2.04                     1.75
----------------------------------------------------------------------------------------------------
$1,000,000 and over(2)             0.00                     0.00                     0.00
----------------------------------------------------------------------------------------------------

----------
(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

(2) You will not pay an initial sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

o     Annual 12b-1 fee (for shareholder services) of up to 0.25%.

o No initial sales charge on reinvested dividends or capital gain distributions.

Information Regarding Breakpoint Discounts for Class A Shares

Purchases of Class A shares by a "single person" may be eligible for the reduced initial sales charges ("Breakpoint Discounts") that are described above. For the purpose of the Breakpoint Discount thresholds described above, "single persons" includes individuals and immediate family members (i.e., husband, wife, and minor child), as well as designated fiduciaries, certain employee benefit plans and certain tax-exempt organizations. For more information about what constitutes a "single person", please consult the Series' Statement of Additional Information. "Single persons" may be eligible for Breakpoint Discounts under the following circumstances:


Discounts and Rights of Accumulation. Breakpoint Discounts contemplated above are also available under a Seligman Group of Funds program referred to as "Rights of Accumulation." Under this program, reduced sales charges will apply if the sum of (i) the current amount being invested by a "single person" in Class A shares of a Fund and in Class A shares of other Seligman mutual funds (excluding Seligman Cash Management Fund), (ii) the current net asset value of the Class A shares and Class B shares of other Seligman mutual funds already owned by the "single person" other than Seligman Cash Management Fund (except as provided in (iii)) and (iii) the current net asset value of Class A shares of Seligman Cash Management Fund which were acquired by a "single person" through an exchange of Class A shares of another Seligman mutual fund, exceeds the Breakpoint Discount thresholds described for Class A shares above.

The value of the shares contemplated by items (ii) and (iii) above (collectively, the "Prior Owned Shares") will be taken into account only if SDC or the financial intermediary (if you are purchasing through a financial intermediary) is notified that there are holdings eligible for aggregation to meet the applicable Breakpoint Discount thresholds. If you are purchasing shares through a financial intermediary, you should consult with your intermediary to determine what information you will need to provide them in order to receive the Breakpoint Discounts to which you may be entitled. This information may include account records regarding shares eligible for aggregation that are held at any financial intermediary, as well as a social security or tax identification number. You may need to provide this information each time you purchase shares. In addition, certain financial intermediaries may prohibit you from aggregating investments in the Seligman Group if those investments are held in your accounts with a different intermediary or with SDC.

If you are dealing directly with SDC, you should provide SDC with account information for any shares eligible for aggregation. This information includes account records and a social security or tax identification number. You may need to provide this information each time you purchase shares.

Letter of Intent. A letter of intent allows you to purchase Class A shares over a 13-month period with the benefit of the Breakpoint Discounts discussed above, based on the total amount of Class A shares of a Fund that the letter states that you intend to purchase plus the current net asset value of the Prior Owned Shares. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent. In connection with such arrangement, a portion of the shares you initially purchase will be held in escrow to provide for any sales charges that might result if you fail to purchase the amount of shares contemplated by the agreement assuming your purchases would not otherwise be eligible for Breakpoint Discounts. These shares will be released upon completion of the purchases contemplated by the letter of intent. This program also applies separately to Class C shares. Accordingly, for the purpose of determining eligibility for a Breakpoint Discount with respect to Class C shares, no other share class will be aggregated with Class C shares. Please see the Class C shares schedule of Breakpoints Discounts below.

Eligible Employee Benefit Plans. Eligible employee benefit plans which have at least $500,000 invested in the Seligman Group of mutual funds or 50 eligible employees may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within eighteen months prior to plan termination.

CDSCs. Purchases of Class A shares of $1 million or more under any of the programs discussed above are subject to a CDSC of 1% on redemptions made within 18 months of purchase, subject to certain limited exceptions set forth in the Series' Statement of Additional Information.

Additional Information. For more information regarding Breakpoint Discounts, please consult the Series' Statement of Additional Information. This information can also be found at www.seligman.com via a hyperlink that is designed to facilitate access to the information.


Information Regarding Sales of Class A Shares at Net Asset Value

Class A shares of a Fund may be issued without a sales charge to present and former directors, trustees, officers, employees (and their respective family members) of such Fund, the other investment companies in the Seligman Group, Seligman, SDC and Seligman's affiliates.


Class A shares may also be issued without an initial sales charge to the following entities as further described in the Series' Statement of Additional
Information: certain registered unit investment trusts; separate accounts established and maintained by certain insurance companies; registered representatives and employees (and their spouses and minor children) of any dealer or bank that has a sales agreement with the Funds' distributor; financial institution trust departments; certain registered investment advisers; accounts of certain financial institutions, authorized dealers or investment advisors that charge account management fees; pursuant to certain sponsored arrangements with organizations that make recommendations or permit solicitations of its employees, members or participants; other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside Directors, or pursuant to a "fund of funds" arrangement; certain "eligible employee benefit plans"; those partners and employees of outside counsel to the Series or its directors or trustees who regularly provide advice and services to the Series, to other funds managed by Seligman, or to their directors or trustees; and in connection with sales pursuant to specified 401(k) programs.


If you are eligible to purchase Class A shares without a sales charge, you should inform your financial intermediary or SDC of such eligibility and be prepared to provide proof thereof.


For more information about those who can purchase shares of the Funds without a sales charge, and other relevant information, please consult the Series' Statement of Additional Information. In addition, this information can be found at www.seligman.com via a hyperlink that is designed to facilitate access to the information.

Class B
--------------------------------------------------------------------------------

o     No initial sales charge on purchases.

o     A declining CDSC on shares sold within 6 years of purchase:

Years Since Purchase                             CDSC
-------------------------------------------------------
Less than 1 year                                  5%
-------------------------------------------------------
1 year or more but less than 2 years              4
-------------------------------------------------------
2 years or more but less than 3 years             3
-------------------------------------------------------
3 years or more but less than 4 years             3
-------------------------------------------------------
4 years or more but less than 5 years             2
-------------------------------------------------------
5 years or more but less than 6 years             1
-------------------------------------------------------
6 years or more                                   0
-------------------------------------------------------

Your purchase of Class B shares must be for less than $250,000, because if you are investing $250,000 or more, you will pay less in fees and charges if you buy another Class of shares. If you are considering purchasing Class B shares in an amount greater than $50,000 initially or over time (e.g., over thirteen months), you should consider whether you would be better off purchasing Class A or Class C shares, including pursuant to a Class A or Class C letter of intent. Please consult your financial advisor for assistance in selecting the appropriate class of shares.

o     Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

o Automatic conversion to Class A shares approximately eight years after purchase, resulting in lower ongoing 12b-1 fees.

o No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

Class C
--------------------------------------------------------------------------------

o     Initial sales charge on Fund purchases, as set forth below:

                             Sales Charge as a %   Sales Charge as a % of    Regular Dealer Discount
Amount of your Investment   of Offering Price(1)   Net Amount Invested      as a % of Offering Price
----------------------------------------------------------------------------------------------------
Less than $100,000                 1.00%                   1.01%                      1.00%
----------------------------------------------------------------------------------------------------
$100,000 - $249,999                0.50                    0.50                       0.50
----------------------------------------------------------------------------------------------------
$250,000 - $999,999                0.00                    0.00                       0.00
----------------------------------------------------------------------------------------------------

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

Your purchase of Class C shares must be for less than $1,000,000 because if you invest $1,000,000 or more you will pay less in fees and charges if you buy Class A shares.

o     A 1% CDSC on shares sold within eighteen months of purchase.

o     Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

o No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

o No initial sales charge on reinvested dividends or capital gain distributions.


o No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

When purchasing shares through certain financial intermediaries listed in the Series' Statement of Additional Information, investors may also buy Class C shares without an initial sales charge and with a 1% CDSC on shares sold within twelve months of purchase. Such intermediaries are known as Level Load Intermediaries.

In addition, in connection with the purchase of Class C shares by a "single person" (as defined above and in the Series' Statement of Additional Information), investors may be eligible for Breakpoint Discounts, as provided in the Class C sales charge schedule, through a Right of Accumulation and, as described above, a Letter of Intent. For the purpose of determining eligibility for a Breakpoint Discount under a Right of Accumulation or Letter of Intent, in respect of Class C shares, no other share class will be aggregated with Class C shares.


Class D*
--------------------------------------------------------------------------------

o     No initial sales charge on purchases.

o     A 1% CDSC on shares sold within one year of purchase.

o     Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

o No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

o No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

----------

* Class D shares are not available to all investors. You may purchase Class D shares only (1) if you already own Class D shares of a Fund or another Seligman mutual fund, (2) if your financial advisor of record maintains an omnibus account at SDC, or (3) pursuant to a 401(k) or other retirement plan program for which Class D shares are already available or for which the sponsor requests Class D shares because the sales charge structure of Class D shares is comparable to the sales charge structure of the other funds offered under the program.


Class R**
--------------------------------------------------------------------------------

o     No initial sales charge on purchases.

o     Annual 12b-1 fee (for distribution and shareholder services) of 0.50%.


o A 1% CDSC on shares sold within one year of the plan's initial purchase of Class R shares of a Fund.


o No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

o No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

----------

** Class R shares are not available to all investors. You may purchase Class R shares only if you are a qualified or non-qualified employee benefit plan or arrangement (other than a Section 403(b) plan sponsored by public educational institutions) that provides for the purchase of Fund shares and has


      (1) less than $20 million in assets (determined at the time of initial investment in the Seligman Group of mutual funds); and

      (2) at least (a) $500,000 invested in the Seligman Group of mutual funds or (b) 50 eligible employees to whom such plan is made available.
--------------------------------------------------------------------------------

Seligman (as well as the Funds' distributor) may provide cash payments out of its own resources to financial intermediaries that sell shares of the Funds or otherwise provide services to the Funds. For more details regarding such payments, please consult the Series' Statement of Additional Information.

Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows each Class to pay 12b-1 fees for the sale and distribution of its shares and/or for providing services to shareholders.

Because each Fund's 12b-1 fees are paid out of each Class's assets on an ongoing basis, over time these fees will increase your investment expenses and may cost you more than other types of sales charges.

The Board of Directors of the Series believes that no conflict of interest currently exists between each Fund's Classes of shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and Maryland law, will seek to ensure that no such conflict arises.


How CDSCs Are Calculated

To minimize the amount of the CDSC you may pay when you sell your shares, each Fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest). The amount of any CDSC that you pay will be based on the shares' original purchase price or current net asset value, whichever is less.


You will not pay a CDSC when you exchange shares of any Fund to buy the same class of shares of any other Seligman mutual fund or when you exchange shares of another Seligman mutual fund to buy the same class of shares of a Fund. For the purpose of calculating the CDSC, when you exchange shares of a Fund for the same class of another Seligman mutual fund, it will be assumed that you held the shares of the other Seligman mutual fund since the date you originally purchased the shares of that Fund. Similarly, when you exchange shares of another Seligman mutual fund for shares of a Fund, it will be assumed that you held the shares of a Fund since the date you originally purchased shares of the other Seligman mutual fund.

The CDSC on Class A, Class B, Class C, Class D and Class R shares may be waived or reduced in the following instances: on redemptions following death or disability; in connection with certain distributions from certain retirement plans, 403(b) plans and 401(k) plans; in connection with shares sold to current and retired Directors of the Series; in connection with shares sold to a governmental entity which is prohibited by applicable laws from paying sales charges and related fees; in connection with systematic withdrawals; in connection with participation in certain 401(k) programs; on incidental redemptions to cover administrative expenses; on redemptions of shares initially purchased by an eligible employee benefit plan that are not in connection with a plan-level termination; and in the case of Class A shares purchased by certain institutional investors. For more information, please consult the Series' Statement of Additional Information or www.seligman.com.

Pricing of Fund Shares


When you buy or sell shares, you do so at the Class's net asset value ("NAV") next calculated after Seligman Advisors accepts your request. However, in some cases, the Funds have authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of a Fund. In such instances, customer orders will be priced at the Class's NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request. Any applicable sales charges will be added to the purchase price for Class A shares and Class C shares. However, Seligman Advisors may reject any request to purchase Fund shares under the circumstances discussed later in this prospectus under the captions "Important Policies That May Affect Your Account" and "Frequent Trading of Fund Shares." Authorized financial intermediaries or their designees are responsible for forwarding your order in a timely manner.

--------------------------------------------------------------------------------
NAV: Computed separately for each Class by dividing that Class's share of the net assets of a Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.
--------------------------------------------------------------------------------

If your buy or sell order is received by an authorized financial intermediary or its designee after the close of regular trading on the New York Stock Exchange ("NYSE"), the order will be executed at the Class's NAV calculated as of the close of regular trading on the next NYSE trading day, subject to any applicable sales charges. When you sell shares, you receive the Class's per share NAV, less any applicable CDSC. Because of their higher 12b-1 fees, the NAV of Class B, Class C, Class D and Class R shares will generally be lower than the NAV of the Class A shares of a Fund.

The NAV of each Fund's shares is determined each day, Monday through Friday, on days that the NYSE is open for trading. Because the Funds have portfolio securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Funds do not price their shares, the value of a Fund's portfolio securities may change on days when you may not be able to buy or sell Fund shares.


Generally, portfolio securities are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. However, since trading in foreign securities markets is substantially completed each day at various times prior to the close of regular trading on the NYSE, the closing prices for such securities may not fully reflect events that occur after the local markets close but before the close of the NYSE. The Board of Directors of the Series has approved "fair value" procedures under which a third party pricing service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationships between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any) and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.


In addition, if Seligman concludes that the most recently reported (or closing) price of a security held by a Fund is no longer valid or reliable, or such price is otherwise unavailable, Seligman will value the security at its fair value as determined in accordance with policies and procedures approved by the Board of Directors of the Series. These fair value procedures may be used to determine the value of a security held by a Fund in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts or extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of such security.


Opening Your Account

The Funds' shares are sold through authorized dealers or financial advisors who have sales agreements with Seligman Advisors. There are several programs under which you may be eligible for reduced sales charges

--------------------------------------------------------------------------------
You may buy shares of any Fund for all types of tax-deferred retirement plans. Contact Retirement Plan Services at the address or phone number listed on the inside back cover of this Prospectus for information and to receive the proper forms.
--------------------------------------------------------------------------------


or lower minimum investments. Ask an authorized dealer or your financial advisor, if any of these programs apply to you. Class D and Class R shares are not available to all investors. For more information, see "Deciding Which Class of Share to Buy -Class D" and "- Class R."

To make your initial investment in a Fund, contact an authorized dealer or your financial advisor or complete an account application and send it with your check made payable to the applicable Fund directly to SDC at the address provided on the account application. Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler's checks or credit card convenience checks for investment. If you do not choose a Class, your investment will automatically be made in Class A shares.


The required minimum initial investments are:

o     Regular (non-retirement) accounts: $1,000

o     For accounts opened concurrently with Invest-A-Check(R):

      o     $100 to open if you will be making monthly investments

      o     $250 to open if you will be making quarterly investments

If you buy shares by check and subsequently sell the shares, SDC will not send your proceeds until your check clears, which could take up to 15 calendar days from the date of your purchase.


You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in that Fund and the other Seligman funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee of $10 per year, per account, with a maximum charge of $150 per account. Send your request and a check for the fee to SDC at:

Seligman Data Corp.
P.O. Box 9759
Providence, RI 02940-9759


Share certificates representing shares of a Fund are no longer issued. Any further purchases of shares (whether by further subscription or in connection with the exercise of exchange privileges) will be recorded in book-entry form only. However, if a share certificate has been previously issued to a shareholder, the shareholder will be required to deliver the share certificate to SDC, as shareholder servicing agent, before a request for redemption or exchange of shares evidenced by that share certificate will be processed.


If you want to be able to buy, sell, or exchange shares by telephone, you should elect telephone services on the account application when you open your account. This will prevent you from having to complete a supplemental election form (which may require a medallion signature guarantee) at a later date.


How to Buy Additional Shares


After you have made your initial investment, there are many options available to make additional purchases of Fund shares.


Shares may be purchased through an authorized dealer or your financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name and account number. Unless you indicate otherwise, your investment will be made in the Class you already own. Send investment checks to:

Seligman Data Corp.
P.O. Box 9766
Providence, RI 02940-9766

Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler's checks or credit card convenience checks for investment.

You may also use the following account services to make additional investments:


Invest-A-Check(R). You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House ("ACH") member bank. If your bank is not a member of ACH, the Fund will debit your checking account by preauthorized checks. For accounts opened concurrently with Invest-A-Check(R), you must buy Fund shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check(R), you must continue to make automatic investments until the Fund's minimum initial investment of $1,000 is met or your account may be closed. For accounts opened with $1,000 or more, Invest-A-Check(R) investments may be made for any amount.


Automatic Dollar-Cost-Averaging. If you have at least $5,000 in Seligman Cash Management Fund, you may exchange uncertificated shares of that fund to buy shares of the same class of another Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares or Class C shares, you may pay an initial sales charge to buy Fund shares.

Automatic CD Transfer. You may instruct your bank to invest the proceeds of a maturing bank certificate of deposit in shares of the Fund. If you wish to use this service, contact SDC, an authorized dealer or your financial advisor to obtain the necessary forms. Because your bank may charge you a penalty, it is not normally advisable to withdraw CD assets before maturity.


Dividends From Other Investments. You may have your dividends from other companies invested in a Fund. (Dividend checks must include your name, account number, Fund name, and class of shares.)

Direct Deposit. You may buy Fund shares electronically with funds from your employer, the IRS, or any other institution that provides direct deposit. Call SDC for more information. The Fund may permit investments that are lower than the investment minimums described in this Prospectus for those employees whose employers permit investments in the Seligman Group of Funds via a direct deposit through a payroll deduction program.


How to Exchange Shares Among the Seligman Mutual Funds


You may sell Fund shares to buy shares of the same class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy shares of any Fund. Exchanges will be made at each fund's respective NAV. You will not pay an initial sales charge when you exchange, unless you exchange Class A shares or Class C shares of Seligman Cash Management Fund to buy shares of the same class of a Fund or another Seligman mutual fund. If you are exchanging shares subject to a CDSC, for purposes of determining CDSC holding periods, such shares will be exchanged pro rata based on the different times of purchase.

Only your dividend and capital gain distribution options and telephone services will be automatically carried over to any new fund. If you wish to carry over any other account options (for example, Invest-A-Check(R) or Systematic Withdrawals) to the new fund, you must specifically request so at the time of your exchange.

If you exchange into a new fund, you must exchange enough to meet the new fund's minimum initial investment. See "The Seligman Mutual Funds" for a list of the funds available for exchange. Before making an exchange, contact an authorized dealer, your financial advisor or SDC to obtain the applicable fund prospectus(es). You should read and understand a fund's prospectus before investing. Some funds may not offer all Classes of shares.


How to Sell Shares

The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see "Important Policies That May Affect Your Account."

When you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically within 2 business days after your shares are sold).


You may sell shares to a Fund through an authorized dealer or your financial advisor. The Fund does not charge any fees or expenses, other than any applicable CDSC, for this transaction; however, the authorized dealer or financial advisor may charge a service fee. Contact an authorized dealer or your financial advisor for more information.


You may always send a written request to sell Fund shares; however, it may take longer to get your money.


To protect you and each Fund, if your written redemption request is for $25,000 or more, SDC will seek telephone confirmation from you, an authorized dealer or your financial advisor before sending any money. If the proceeds are: (1) $50,000 or more; (2) to be paid to someone other than the account owner; (3) to be mailed to other than your address of record; (4) requested in connection with an address change; or (5) requested within 30 days of an address change on the account, then before sending any money, the Fund will require:


o     A signed, written redemption request;

o     Telephone confirmation; and

o     A medallion signature guarantee.


Telephone confirmations will not affect the date on which your redemption request is actually processed, but may delay the payment of proceeds.


If your Fund shares are represented by certificates, you will need to surrender the certificates to SDC before you sell your shares.

You may need to provide additional documents to sell Fund shares if you are:

o     a corporation;

--------------------------------------------------------------------------------

Medallion Signature Guarantee:

Protects you and each Seligmaan mutual Fund from a fraud. It is an assurance that the signature is genuine. A Medallion Signature Guarantee from The New York Stock Exchange, Inc. Medallion Signature Guarantee Program, The Securities Transfer Agents Medallion Program or The Stock Exchanges Medallion Program are acceptable. These guarantees are the leading signature guarantee programs recognized by most financial services associations throughout the United States and Canada, and are endorsed by the Securities Transfer Association. Non-medallion signature guarantees or notarization by a notary public are not acceptable forms of signature guarantees.

--------------------------------------------------------------------------------

o     an executor or administrator;

o     a trustee or custodian; or

o     in a retirement plan.

Contact an authorized dealer, your financial advisor or SDC's Shareholder Services Department for information on selling your shares under any of the above circumstances.

You may also use the following account service to sell Fund shares:


Systematic Withdrawal Plan. If you have at least $5,000 in a Fund, you may withdraw (sell) a fixed dollar amount (minimum of $50) of uncertificated shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account, typically within 2 business days after your shares are sold. If you bought $1,000,000 or more of Class A shares without an initial sales charge, your withdrawals may be subject to a 1% CDSC if they occur within 18 months of purchase. If you own Class B, Class C, Class D or Class R shares and reinvest your dividends and capital gain distributions, you may annually withdraw 12%, 10%,

10% or 10%, respectively, of the value of your Fund account (at the time of election) without a CDSC.

Important Policies That May Affect Your Account

To protect you and other shareholders, each Fund reserves the right to:


o Refuse an exchange request if the amount you wish to exchange equals or exceeds the lesser of $1,000,000 or 1% of the Fund's net assets;

o     Refuse any request to buy Fund shares;

o     Reject any request received by telephone;

o     Suspend or terminate telephone services;

o Reject a medallion signature guarantee that SDC believes may be fraudulent;

o Close your fund account if its value falls below $500, although a Fund generally will not close an account that falls below $500 as a result of a market decline. A Fund will notify you in writing at least 30 days before closing the account;

o Close your account if it does not have a certified taxpayer identification number (this is your social security number for individuals); or


o Request additional information to close your account to the extent required or permitted by applicable law or regulations, including those related to the prevention of money laundering.


Telephone Services. You, an authorized dealer or your financial advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:

o Sell uncertificated shares (up to $50,000 per day, payable to account owner(s) and mailed to the address of record or if you have current ACH bank information on file, you may have your redemption proceeds directly deposited to your bank account);

o     Exchange shares between Seligman mutual funds;


o     Change dividend and/or capital gain distribution options;


o     Change your address; or


o     Establish systematic withdrawals to address of record.


If you do not elect phone services on your account application when you open your account, telephone services must be elected on a supplemental election form (which may require a medallion signature guarantee).


Restrictions apply to certain types of accounts:

o Trust accounts on which the current trustee is not listed may not sell Fund shares by phone;


o     Corporations may not sell Fund shares by phone;

o     IRAs may only exchange Fund shares or request address changes by phone;
      and


o Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supplemental election form signed by all plan participants.

Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within 30 days following an address change.

Your telephone request must be communicated to an SDC representative. You may not request any phone transactions via the automated access line.

You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other owners to make requests by phone. An authorized dealer or your financial advisor may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.

During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of Fund shares. In this case, you may need to send written instructions, and it may take longer for your request to be processed. A Fund's NAV may fluctuate during this time.

The Funds and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine. The Fund and SDC will employ reasonable procedures to confirm whether instructions received by telephone are genuine, and, if they do not, they may be liable for any losses due to unauthorized or fraudulent instructions.


Reinstatement Privilege If you sell Fund shares, you may elect, within 120 calendar days, to use part or all of the proceeds to buy shares of that Fund or another Seligman mutual fund (reinstate your investment) without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC paid. This privilege may be exercised only once each calendar year. Contact an authorized dealer or your financial advisor for more information. You should consult your tax advisor concerning possible tax consequences of exercising this privilege.


Frequent Trading of Fund Shares


As a matter of policy, each Fund discourages frequent trading of its shares. In this regard, the Board of Directors of the Series has adopted written policies and procedures that, subject to the limitations set forth below, are designed to deter frequent trading that may be disruptive to the management of a Fund's portfolio. If any Fund, Seligman Advisors (the Funds' distributor), or SDC (the Funds' shareholder servicing agent) (referred to collectively below as the "Seligman Parties") determine that you have exchanged more than twice from a Fund in any three-month period, you will not be permitted to engage in further exchange activity in such Fund for 90 days. The Seligman Parties may under certain circumstances also refuse initial or additional purchases of a Fund's shares by any person for any reason, including if that person is believed to be engaging, or suspected of engaging, in trading of fund shares in excess of the guidelines noted above. In addition, the Seligman Parties may under certain circumstances refuse to accept exchange requests for accounts of any person that has had a previous pattern (even if involving a different fund in the Seligman Group) of trading in excess of the guidelines noted above. Furthermore, if you purchase shares of a Fund through a financial intermediary, your ability to purchase or exchange shares of a Fund could be limited if your account is associated with a person (e.g., broker or financial advisor) previously identified by the Seligman Parties as engaging in trading activity in excess of the guidelines noted above. The Funds' policies do not permit exceptions to be granted, and the policies are, to the extent possible, applied uniformly to all accounts where beneficial ownership has been ascertained.


Shareholders and their financial intermediaries seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Seligman Parties to prevent excessive trading, there is no guarantee that the Seligman Parties will be able to identify such shareholders or curtail their trading practices. The ability of the Seligman Parties to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations and hindered by financial intermediaries purposefully or unwittingly facilitating these practices. In addition, each Fund receives purchase, exchange and redemption orders through financial intermediaries, some of whom hold shares through omnibus accounts, and the Seligman Parties will not, under most circumstances, know of or be able to reasonably detect excessive trading which may occur through these financial intermediaries. Omnibus account arrangements and their equivalents (e.g., bank trust accounts and retirement plans) are a common form of holding shares of funds by many brokers, banks and retirement plan administrators. These arrangements often permit the financial inter-mediary to aggregate many client transactions and ownership positions and provide each Fund with combined purchase and redemption orders. In these circumstances, the Seligman Parties may not know the identity of particular shareholders or beneficial owners or whether particular purchase or sale orders were placed by the same shareholder or beneficial owner. A substantial percentage of shares of each Fund may be held through omnibus accounts and their equivalents.


To the extent that the efforts of the Seligman Parties are unable to eliminate excessive trading practices in a Fund, these practices may interfere with the efficient management of such Fund's portfolio, hinder such Fund's ability to pursue its investment objective and may reduce the returns of long-term shareholders. Additionally, these practices may result in a Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit to a greater extent and engaging in additional portfolio transactions. Increased portfolio transactions and use of the line of credit could correspondingly increase a Fund's operating costs and decrease a Fund's investment performance. Maintenance of a higher level of cash balances necessary to meet frequent redemptions could


--------------------------------------------------------------------------------
Dividend:

A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest earned on portfolio securities less expenses).

Capital Gain Distribution:

A payment to mutual fund shareholders which represents profits realized on the sale of securities in a fund's portfolio.

Ex-dividend Date:

The day on which any declared distributions (dividends or capital gains) are deducted from a fund's assets before it calculates its NAV.
--------------------------------------------------------------------------------


likewise result in lower Fund investment performance during periods of rising markets.


Investors who purchase shares of a Fund that invests in non-U.S. securities and/or small-cap securities may be more likely to seek to use frequent trading strategies to take advantage of potential arbitrage opportunities. Such activity could adversely impact the Fund.

Dividends and Capital Gain Distributions


Each Fund generally pays any dividends from its net investment income and distributes any net capital gains realized on investments annually. It is expected that each Fund's distributions will be primarily capital gains. The Global Growth Fund, Global Technology Fund and International Growth Fund had substantial capital loss carryforwards which are available for offset against future net capital gains, expiring in varying amounts through 2011. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until net capital gains have been realized in excess of the available capital loss carryforwards.


You may elect to:

(1)   reinvest both dividends and capital gain distributions;

(2)   receive dividends in cash and reinvest capital gain distributions; or

(3)   receive both dividends and capital gain distributions in cash.


Your dividends and capital gain distributions will be reinvested if you do not instruct otherwise or if you own a Fund's shares in a Seligman tax-deferred retirement plan.

If you want to change your election, you may write to SDC at P.O. Box 9759, Providence, RI 02940-9759, or, if you have telephone services, you, an authorized dealer or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

Dividends or capital gain distributions that are not reinvested will be sent by check to your address of record or, if you have current ACH bank information on file, directly deposited into your predesignated bank account, typically within 2 business days from the payable date.


Dividends and capital gain distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the ex-dividend date.

Dividends on Class B, Class C, Class D and Class R shares will be lower than the dividends on Class A shares as a result of their higher 12b-1 fees. Capital gain distributions will be paid in the same amount for each Class.

Taxes


The tax treatment of dividends and capital gain distributions is the same whether you take them in cash or reinvest them to buy additional Fund shares. Dividends paid by a Fund are taxable to you as ordinary income. Tax-deferred retirement plans are not taxed currently on dividends or capital gain distributions or on exchanges.

You may be taxed at different rates on capital gains distributed by a Fund depending on the length of time the Fund holds its assets.


When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.


An exchange of a Fund's shares is a sale and may result in a gain or loss for federal income tax purposes.


Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

The Seligman Mutual Funds

EQUITY
--------------------------------------------------------------------------------

Specialty
--------------------------------------------------------------------------------


Seligman Communications and Information Fund

Seeks capital appreciation by investing in companies operating in the communications, information and related industries.


Seligman Emerging Markets Fund

Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging markets.

Seligman Global Technology Fund

Seeks long-term capital appreciation by investing primarily in global securities (US and non-US) of companies in the technology and technology-related industries.

Small Company
--------------------------------------------------------------------------------

Seligman Frontier Fund

Seeks growth of capital by investing primarily in small company growth stocks.

Seligman Global Smaller Companies Fund

Seeks long-term capital appreciation by investing in securities of smaller companies around the world, including the US.

Seligman Smaller-Cap Value Fund

Seeks long-term capital appreciation by investing in equities of smaller companies, deemed to be "value" companies by the investment manager.

Medium Company
--------------------------------------------------------------------------------


Seligman Capital Fund

Seeks capital appreciation by investing in the common stocks of medium-sized companies.


Large Company
--------------------------------------------------------------------------------

Seligman Common Stock Fund

Seeks total return through a combination of capital appreciation and current income.

Seligman Global Growth Fund

Seeks capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

Seligman Growth Fund

Seeks long-term capital appreciation.

Seligman International Growth Fund

Seeks long-term capital appreciation by investing in securities of medium- to large-sized companies, primarily in the developed markets outside the US.

Seligman Large-Cap Value Fund

Seeks long-term capital appreciation by investing in equities of large companies, deemed to be "value" companies by the investment manager.

Balanced
--------------------------------------------------------------------------------

Seligman Income and Growth Fund

Seeks total return through a combination of capital appreciation and income consistent with what is believed to be a prudent allocation between equity and fixed-income securities.

Real Estate
--------------------------------------------------------------------------------

Seligman LaSalle Monthly Dividend Real Estate Fund

Seeks to provide a high level of current income. Capital appreciation is a secondary objective.

FIXED-INCOME
--------------------------------------------------------------------------------

Income
--------------------------------------------------------------------------------


Seligman High-Yield Fund

Seeks a high level of current income and may also consider the potential for capital appreciation consistent with prudent investment management. The Fund invests primarily in non-investment grade, high-yield securities.


Seligman Investment Grade Fixed Income Fund

Seeks to produce a high level of current income consistent with prudent exposure to risk. Capital appreciation is a secondary objective.


Seligman U.S. Government Securities Fund

Seeks a high level of current income consistent with prudent investment risk primarily by investing in a diversified portfolio of securities issued or guaranteed by the US government, its agencies or instrumentalities, or government sponsored enterprises.


Municipal
--------------------------------------------------------------------------------

Seligman Municipal Funds:

National Fund

Seeks maximum income, exempt from regular federal income taxes.

State-specific funds:*

Seek to maximize income exempt from regular federal income taxes and from regular income taxes in the designated state.

California
o     High-Yield
o     Quality
Colorado
Florida
Georgia
Louisiana
Maryland
Massachusetts
Michigan
Minnesota
Missouri
New Jersey
New York
North Carolina
Ohio
Oregon
Pennsylvania
South Carolina

*     A small portion of income may be subject to state and local taxes.

Money Market
--------------------------------------------------------------------------------


Seligman Cash Management Fund

Seeks to preserve capital and to maximize liquidity and current income by investing only in high-quality money market securities. The fund seeks to maintain a constant net asset value of $1.00 per share.


ASSET ALLOCATION
--------------------------------------------------------------------------------
Seligman Time Horizon/Harvester Series, Inc. is an asset-allocation type mutual fund. It offers four different asset-allocation funds that pursue their investment objectives by allocating their assets among other mutual funds in the Seligman Group.

Seligman Time Horizon 30 Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in aggressive growth-oriented domestic and international equity securities weighted toward small- and medium-capitalization companies.

Seligman Time Horizon 20 Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in growth-oriented domestic and international equity securities, with a more even weighting among small-, medium- and large-capitalization companies than Seligman Time Horizon 30 Fund.

Seligman Time Horizon 10 Fund


Seeks capital appreciation by creating a portfolio of mutual funds that invests in small-, medium- and large-capitalization domestic and international equity securities as well as real estate securities and domestic fixed-income securities.


Seligman Harvester Fund


Seeks capital appreciation and preservation of capital with current income and growth of income by creating a portfolio of mutual funds that invests in medium- and large-capitalization and dividend-producing domestic and international equity securities supplemented by a larger allocation to real estate securities as well as domestic fixed-income securi-ties, cash and cash equivalents than Seligman Time Horizon 10 Fund.

Seligman TargetHorizon ETF Portfolios, Inc. offers three asset-allocation mutual funds that seek to achieve their respective investment objectives by allocating their assets among exchange-traded funds (ETFs).

Seligman TargETFund 2025

Seeks capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2025 approaches.

Seligman TargETFund 2015

Seeks capital appreciation and current income consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2015 approaches.

Seligman TargETFund Core

Seeks capital appreciation and preservation of capital with current income.

Financial Highlights


The tables below are intended to help you understand the financial performance of certain of the Funds' Classes for the past five years or, if less than five years, the period of the Class's operations. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in each Class of a Fund, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any sales charges or taxes and are not annualized. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has audited this information. Their report, along with each Funds' financial statements, are included in the Series' Annual Report, which is available upon request.


EMERGING MARKETS FUND


                                                                              Year ended October 31,
                                                          ----------------------------------------------------------------
CLASS A                                                     2005          2004          2003         2002         2001
--------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $   7.67     $    6.47     $    4.34    $    4.11    $    5.57
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
--------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                       (0.01)        (0.04)        (0.06)       (0.06)       (0.06)
--------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
      investments                                             2.61          1.16          1.89         0.26        (1.17)
--------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
      currency transactions**                                (0.08)         0.08          0.30         0.03        (0.23)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              2.52          1.20          2.13         0.23        (1.46)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  10.19     $    7.67     $    6.47    $    4.34    $    4.11
==========================================================================================================================
Total Return:                                                32.86%        18.55%        49.08%        5.60%      (26.21)%
--------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                    $ 48,276     $  34,066     $  34,744    $  24,173    $  21,014
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                       2.58%         3.03%         3.61%        3.12%        3.14%
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets           (0.08)%       (0.53)%       (1.20)%      (1.23)%      (1.37)%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     129.33%       106.84%       251.65       149.82%      133.56%
--------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement:
--------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to net assets                            2.78%##
--------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment loss to average net assets       (0.28)%##
--------------------------------------------------------------------------------------------------------------------------



----------
See footnotes on page 68.

EMERGING MARKETS FUND


                                                                               Year ended October 31,
                                                          ----------------------------------------------------------------
CLASS B                                                     2005          2004          2003         2002         2001
--------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $   7.19     $    6.11     $    4.13    $    3.95    $    5.40
--------------------------------------------------------------------------------------------------------------------------
Income (Loss) from investment operations:
--------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                       (0.07)        (0.09)        (0.09)       (0.09)       (0.10)
--------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
      investments                                             2.43          1.09          1.77         0.24        (1.12)
--------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
      currency transactions**                                (0.08)         0.08          0.30         0.03        (0.23)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              2.28          1.08          1.98         0.18        (1.45)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $   9.47     $    7.19     $    6.11    $    4.13    $    3.95
==========================================================================================================================
Total Return:                                                31.71%        17.68%        47.94%        4.56%      (26.85)%
--------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                    $  6,317     $   7,847     $   8,885    $   6,776    $   6,938
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                       3.33%         3.78%         4.36%        3.87%        3.89%
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets           (0.83)%       (1.28)%       (1.95)%      (1.98)%      (2.12)%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     129.33%       106.84%       251.65%      149.82%      133.56%
--------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement:
--------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to net assets                            3.53%##
--------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment loss to average net assets       (1.03)%##
--------------------------------------------------------------------------------------------------------------------------



                                                                               Year ended October 31,
                                                          ----------------------------------------------------------------
CLASS C                                                        2005          2004          2003          2002      2001
--------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $   7.20     $    6.12     $    4.13    $    3.95    $    5.40
--------------------------------------------------------------------------------------------------------------------------
Income (Loss) from investment operations:
--------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                       (0.07)        (0.09)        (0.09)       (0.09)       (0.10)
--------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
      investments                                             2.45          1.09          1.78         0.24        (1.12)
--------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
      currency transactions**                                (0.08)         0.08          0.30         0.03        (0.23)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              2.30          1.08          1.99         0.18        (1.45)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $   9.50     $    7.20     $    6.12    $    4.13    $    3.95
==========================================================================================================================
Total Return:                                                31.94%        17.65%        48.18%        4.56%      (26.85)%
--------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                    $  4,053     $   2,243     $   1,868    $   1,021    $     889
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                       3.33%         3.78%         4.36%        3.87%        3.89%
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets           (0.83)%       (1.28)%       (1.95)%      (1.98)%      (2.12)%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     129.33%       106.84%       251.65%      149.82%      133.56%
--------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement:
--------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to net assets                            3.53%##
--------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment loss to average net assets        (1.03)%##
--------------------------------------------------------------------------------------------------------------------------



----------
See footnotes on page 68.

EMERGING MARKETS FUND



                                                                               Year ended October 31,
                                                          ----------------------------------------------------------------
CLASS D                                                     2005          2004          2003         2002         2001
--------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $   7.20     $    6.11     $    4.13    $    3.95    $    5.40
--------------------------------------------------------------------------------------------------------------------------
Income (Loss) from investment operations:
--------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                       (0.07)        (0.09)        (0.09)       (0.09)       (0.10)
--------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
      investments                                             2.45          1.10          1.77         0.24        (1.12)
--------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
      currency transactions**                                (0.08)         0.08          0.30         0.03        (0.23)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              2.30          1.09          1.98         0.18        (1.45)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $   9.50     $    7.20     $    6.11    $    4.13    $    3.95
==========================================================================================================================
Total Return:                                                31.94%        17.84%        47.94%        4.56%      (26.85)%
--------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                    $ 13,459     $  10,684     $   8,551    $   5,807    $   5,282
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                       3.33%         3.78%         4.36%        3.87%        3.89%
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets           (0.83)%       (1.28)%       (1.95)%      (1.98)%      (2.12)%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     129.33%       106.84%       251.65%      149.82%      133.56%
--------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement:
--------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to net assets                            3.53%##
--------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment loss to average net assets        (1.03)%##
--------------------------------------------------------------------------------------------------------------------------



                                                                Year ended
                                                                October 31,         4/30/03+++
                                                          ----------------------         to
CLASS R                                                     2005          2004        10/31/03
--------------------------------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $   7.67     $    6.47     $    4.58
--------------------------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------------------------
   Net investment loss                                       (0.03)        (0.06)        (0.05)
--------------------------------------------------------------------------------------------------
   Net realized and unrealized gain on investments            2.61          1.18          1.77
--------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
      currency transactions**                                (0.08)         0.08          0.17
--------------------------------------------------------------------------------------------------
Total from investment operations                              2.50          1.20          1.89
--------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  10.17     $    7.67     $    6.47
==================================================================================================
Total Return:                                                32.59%        18.55%        41.27%
--------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                  $    708     $     174     $       2
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                       2.83%         3.27%         3.94%+
--------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets           (0.33)%       (0.78)%       (1.88)%+
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     129.33%       106.84%       251.65%++
--------------------------------------------------------------------------------------------------
Without expense reimbursement:
--------------------------------------------------------------------------------------------------
   Ratio of expenses to net assets                            3.03%##
--------------------------------------------------------------------------------------------------
   Ratio of net investment loss to average net assets        (0.53)%##
--------------------------------------------------------------------------------------------------



----------
See footnotes on page 68.

GLOBAL GROWTH FUND


                                                                               Year ended October 31,
                                                          ----------------------------------------------------------------
CLASS A                                                     2005          2004          2003         2002         2001
--------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $   7.31     $    6.21     $    5.18    $    6.95    $   13.48
--------------------------------------------------------------------------------------------------------------------------
Income (Loss) from investment operations:
--------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                       (0.03)        (0.08)        (0.02)       (0.05)       (0.06)
--------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
      investments                                             0.28          0.95          0.77        (1.83)       (4.04)
--------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
      currency transactions**                                (0.17)         0.23          0.28         0.11         0.07
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              0.08          1.10          1.03        (1.77)       (4.03)
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized capital gain                 --            --            --           --        (2.50)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $   7.39     $    7.31     $    6.21    $    5.18    $    6.95
==========================================================================================================================
Total Return:                                                 1.09%        17.71%#       19.88%      (25.47)%     (35.94)%
--------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                    $ 25,951     $  31,668     $  30,938    $  33,316    $  64,366
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                       2.10%         2.30%         2.39%        1.98%        1.79%
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets           (0.40)%       (1.17)%       (0.32)%      (0.67)%      (0.64)%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     269.07%       270.63%       251.04%      120.78%      188.94%
--------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement:
--------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to net assets                            2.31%##
--------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment loss to average net assets        (0.61)%##
--------------------------------------------------------------------------------------------------------------------------



                                                                               Year ended October 31,
                                                          ----------------------------------------------------------------
CLASS B                                                     2005          2004          2003         2002         2001
--------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $   6.75     $    5.78     $    4.86    $    6.56    $   12.94
--------------------------------------------------------------------------------------------------------------------------
Income (Loss) from investment operations:
--------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                       (0.08)        (0.12)        (0.06)       (0.09)       (0.11)
--------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain on investments            0.27          0.86          0.70        (1.72)       (3.84)
--------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
      currency transactions**                                (0.17)         0.23          0.28         0.11         0.07
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              0.02          0.97          0.92        (1.70)       (3.88)
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized capital gain                 --            --            --           --        (2.50)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $   6.77     $    6.75     $    5.78    $    4.86    $    6.56
==========================================================================================================================
Total Return:                                                 0.30%        16.78%#       18.93%      (25.91)%     (36.40)%
--------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                    $  5,800     $   9,849     $  12,191    $  12,661    $  24,819
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                       2.85%         3.05%         3.15%        2.73%        2.54%
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets           (1.15)%       (1.92)%       (1.08)%      (1.42)%      (1.39)%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     269.07%       270.63%       251.04%      120.78%      188.94%
--------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement:
--------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to net assets                            3.06%##
--------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment loss to average net assets        (1.36)%##
--------------------------------------------------------------------------------------------------------------------------



----------
See footnotes on page 68

GLOBAL GROWTH FUND


                                                                               Year ended October 31,
                                                          ----------------------------------------------------------------
CLASS C                                                     2005          2004          2003         2002         2001
--------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $   6.76     $    5.79     $    4.87    $    6.57    $   12.95
--------------------------------------------------------------------------------------------------------------------------
Income (Loss) from investment operations:
--------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                       (0.08)        (0.12)        (0.06)       (0.09)       (0.11)
--------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
      investments                                             0.27          0.86          0.70        (1.72)       (3.84)
--------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
      currency transactions**                                (0.17)         0.23          0.28         0.11         0.07
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              0.02          0.97          0.92        (1.70)       (3.88)
--------------------------------------------------------------------------------------------------------------------------
Less Distributions:
--------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized capital gain                 --            --            --           --        (2.50)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $   6.78     $    6.76     $    5.79    $    4.87    $    6.57
==========================================================================================================================
Total Return:                                                 0.30%        16.75%#       18.89%      (25.88)%     (36.37)%
--------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                    $  3,335     $   3,208     $   3,102    $   3,903    $   7,120
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                       2.85%         3.05%         3.15%        2.73%        2.54%
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets           (1.15)%       (1.92)%       (1.08)%      (1.42)%      (1.39)%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     269.07%       270.63%       251.04%      120.78%      188.94%
--------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement:
--------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to net assets                            3.06%##
--------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment loss to average net assets        (1.36)%##
--------------------------------------------------------------------------------------------------------------------------

                                                                               Year ended October 31,
                                                          ----------------------------------------------------------------
CLASS D                                                     2005          2004          2003         2002         2001
--------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $   6.75     $    5.79     $    4.87    $    6.57    $   12.95
--------------------------------------------------------------------------------------------------------------------------
Income (Loss) from investment operations:
--------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                       (0.08)        (0.12)        (0.06)       (0.09)       (0.11)
--------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
      investments                                             0.28          0.85          0.70        (1.72)       (3.84)
--------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
      currency transactions**                                (0.17)         0.23          0.28         0.11         0.07
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              0.03          0.96          0.92        (1.70)       (3.88)
--------------------------------------------------------------------------------------------------------------------------
Less Distributions:
--------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized capital gain                 --            --            --           --        (2.50)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year $                            $   6.78     $    6.75     $    5.79    $    4.87    $    6.57
==========================================================================================================================
Total Return:                                                 0.44%        16.58%#       18.89%      (25.88)%     (36.36)%
--------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                    $ 10,263     $  13,635     $  14,769    $  17,397    $  37,327
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                       2.85%         3.05%         3.15%        2.73%        2.54%
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets           (1.15)%       (1.92)%       (1.08)%      (1.42)%      (1.39)%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     269.07%       270.63%       251.04%      120.78%      188.94%
--------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement:
--------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to net assets                            3.06%##
--------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment loss to average net assets        (1.36)%##
--------------------------------------------------------------------------------------------------------------------------



----------
See footnotes on page 68.

GLOBAL GROWTH FUND


                                                                Year ended
                                                                October 31,          4/30/03+++
                                                          ----------------------         to
CLASS R                                                     2005          2004        10/31/03
-------------------------------------------------------------------------------------------------
Per Share Data:*
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $   7.29     $    6.21     $    5.35
-------------------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------------------
   Net investment loss                                       (0.05)        (0.10)        (0.03)
-------------------------------------------------------------------------------------------------
   Net realized and unrealized gain on investments            0.28          0.95          0.76
-------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
      currency transactions**                                (0.17)         0.23          0.13
-------------------------------------------------------------------------------------------------
Total from investment operations                              0.06          1.08          0.86
-------------------------------------------------------------------------------------------------
Net asset value, end of period                            $   7.35     $    7.29     $    6.21
-------------------------------------------------------------------------------------------------
Total Return:                                                 0.82%        17.39%#       16.07%
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
-------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                  $      2     $       2     $       2
-------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                       2.35%         2.55%         2.72%+
-------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets           (0.65)%       (1.42)%       (0.76)%+
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     269.07%       270.63%       251.04%++
-------------------------------------------------------------------------------------------------
Without expense reimbursement:
-------------------------------------------------------------------------------------------------
   Ratio of expenses to net assets                            2.56%##
-------------------------------------------------------------------------------------------------
   Ratio of net investment loss to average net assets        (0.86)%##
-------------------------------------------------------------------------------------------------



----------
See footnotes on page 68.

GLOBAL SMALLER COMPANIES FUND


                                                                                        Year ended October 31,
                                                                   -----------------------------------------------------------------
CLASS A                                                               2005          2004       2003         2002         2001
------------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                  $    13.67    $   11.78   $   8.97    $   11.13    $    17.38
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                                   (0.09)       (0.09)     (0.08)       (0.12)        (0.12)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments                 3.35         1.65       2.33        (2.30)        (4.57)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
      currency transactions**                                            (0.30)        0.33       0.56         0.26         (0.11)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          2.96         1.89       2.81        (2.16)        (4.80)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized capital gain                             --           --         --           --         (1.45)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                        $    16.63    $   13.67   $  11.78    $    8.97    $    11.13
====================================================================================================================================
Total Return:                                                            21.65%       16.04%#    31.33%      (19.41)%      (29.81)%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                              $  111,473    $  87,189   $ 79,222    $  72,522    $  110,745
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                   1.98%        2.13%      2.24%        1.87%         1.81%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                       (0.57)%      (0.69)%    (0.79)%      (1.10)%       (0.95)%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                  76.40%       94.65%    262.14%       99.70%        87.51%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                       Year ended October 31,
                                                                    ----------------------------------------------------------------
CLASS B                                                                2005          2004       2003         2002         2001
------------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                  $    12.38    $   10.75   $   8.25    $   10.31    $    16.33
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                                   (0.18)       (0.17)     (0.14)       (0.19)        (0.21)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments                 3.03         1.47       2.08        (2.13)        (4.25)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
      currency transactions**                                            (0.30)        0.33       0.56         0.26         (0.11)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          2.55         1.63       2.50        (2.06)        (4.57)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized capital gain                             --           --         --           --         (1.45)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                        $    14.93    $   12.38   $  10.75    $    8.25    $    10.31
====================================================================================================================================
Total Return:                                                            20.60%       15.16%#    30.30%      (19.98)%      (30.38)%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                              $   16,721    $  30,356   $ 45,136    $  45,451    $   74,677
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                   2.73%        2.88%      2.99%        2.62%         2.56%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                       (1.32)%      (1.44)%    (1.54)%      (1.85)%       (1.70)%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                  76.40%       94.65%    262.14%       99.70%        87.51%
------------------------------------------------------------------------------------------------------------------------------------


----------

See footnotes on page 68.

GLOBAL SMALLER COMPANIES FUND


                                                                                     Year ended October 31,
                                                                    ----------------------------------------------------------------
CLASS C                                                                2005          2004       2003        2002          2001
------------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                  $    12.40    $   10.77   $   8.25    $   10.32    $    16.35
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                                   (0.19)       (0.17)     (0.14)       (0.19)        (0.21)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments                 3.07         1.47       2.10        (2.14)        (4.26)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
      currency transactions**                                            (0.30)        0.33       0.56         0.26         (0.11)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          2.58         1.63       2.52        (2.07)        (4.58)
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
------------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized capital gain                             --           --         --           --         (1.45)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                        $    14.98    $   12.40   $  10.77    $    8.25    $    10.32
====================================================================================================================================
Total Return:                                                            20.81%       15.14%#    30.55%      (20.06)%      (30.40)%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                              $    6,084    $   3,035   $  1,928    $   1,694    $    1,625
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                   2.73%        2.88%      2.99%        2.62%         2.56%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                       (1.32)%      (1.44)%    (1.54)%      (1.85)%       (1.70)%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                  76.40%       94.65%    262.14%       99.70%        87.51%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                      Year ended October 31,
                                                                    ----------------------------------------------------------------
CLASS D                                                                2005          2004       2003         2002           2001
------------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                  $    12.40    $   10.77   $   8.25    $   10.32    $    16.35
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                                   (0.19)       (0.17)     (0.14)       (0.19)        (0.21)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments                 3.06         1.47       2.10        (2.14)        (4.26)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
      currency transactions**                                            (0.30)        0.33       0.56         0.26         (0.11)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          2.57         1.63       2.52        (2.07)        (4.58)
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
------------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized capital gain                             --           --         --           --         (1.45)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                        $    14.97    $   12.40   $  10.77         8.25    $    10.32
====================================================================================================================================
Total Return:                                                            20.73%       15.14%#    30.55%      (20.06)%      (30.40)%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                              $   47,633    $  45,140   $ 46,403    $  42,425    $   68,641
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                   2.73%        2.88%      2.99%        2.62%         2.56%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                       (1.32)%      (1.44)%    (1.54)%      (1.85)%       (1.70)%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                  76.40%       94.65%    262.14%       99.70%        87.51%
------------------------------------------------------------------------------------------------------------------------------------


----------

See footnotes on page 68.

GLOBAL SMALLER COMPANIES FUND


                                                                                     Year ended
                                                                                     October 31,             4/30/03***
                                                                              -------------------------          to
CLASS R                                                                          2005           2004          10/31/03
--------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $    13.64     $    11.78     $     8.94
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                                             (0.13)         (0.12)         (0.03)
--------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain on investments                                  3.35           1.65           2.58
--------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on foreign
      currency transactions**                                                      (0.30)          0.33           0.29
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    2.92           1.86           2.84
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $    16.56     $    13.64     $    11.78
--------------------------------------------------------------------------------------------------------------------------
Total Return:                                                                      21.41%         15.79%#        31.77%
==========================================================================================================================
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                                      $      107     $        2     $        2
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                             2.23%          2.38%          2.45%+
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                                 (0.82)%        (0.94)%        (0.52)%+
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                            76.40%         94.65%        262.14%++
--------------------------------------------------------------------------------------------------------------------------

----------
See footnotes on page 68.

GLOBAL TECHNOLOGY FUND


                                                                                  Year ended October 31,
                                                            ---------------------------------------------------------------------
CLASS A                                                            2005          2004          2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                          $     11.51   $     11.81   $      8.38   $     11.29   $     25.60
---------------------------------------------------------------------------------------------------------------------------------
Income (Loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                            (0.10)        (0.18)        (0.14)        (0.17)        (0.20)
---------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments          1.46         (0.25)         3.25         (2.89)        (9.37)
---------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
      currency transactions**                                     (0.06)         0.13          0.32          0.15          0.05
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   1.30         (0.30)         3.43         (2.91)        (9.52)
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized capital gain                      --            --            --            --         (4.79)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                $     12.81   $     11.51   $     11.81   $      8.38   $     11.29
=================================================================================================================================
Total Return:                                                     11.29%        (2.54)%#      40.93%       (25.78)%      (44.62)%
---------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                      $   236,998   $   270,154   $   324,387   $   276,832   $   469,075
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                            1.83%         1.83%         1.89%         1.81%         1.67%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                (0.81)%       (1.57)%       (1.44)%       (1.56)%       (1.29)%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          150.83%       133.51%       190.14%       151.83%       130.19%
---------------------------------------------------------------------------------------------------------------------------------

                                                                                Year ended October 31,
                                                            ---------------------------------------------------------------------
CLASS A                                                            2005          2004          2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                          $     10.33   $     10.67   $      7.64   $     10.37   $     24.08
---------------------------------------------------------------------------------------------------------------------------------
Income (Loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                            (0.17)        (0.25)        (0.19)        (0.24)        (0.29)
---------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments          1.30         (0.22)         2.90         (2.64)        (8.68)
---------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
      currency transactions**                                     (0.06)         0.13          0.32          0.15          0.05
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   1.07         (0.34)         3.03         (2.73)        (8.92)
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized capital gain                      --            --            --            --         (4.79)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year 4                              $     11.40         10.33   $     10.67   $      7.64   $     10.37
=================================================================================================================================
Total Return:                                                     10.36%        (3.19)%#      39.66%       (26.33)%      (45.03)%
---------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                      $    40,428   $    57,700   $    81,002   $    69,338   $   125,085
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                            2.58%         2.58%         2.65%         2.56%         2.42%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                (1.56)%       (2.32)%       (2.20)%       (2.31)%       (2.04)%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          150.83%       133.51%       190.14%       151.83%       130.19%
---------------------------------------------------------------------------------------------------------------------------------

See footnotes on page 68.

GLOBAL TECHNOLOGY FUND


                                                                                Year ended October 31,
                                                            ---------------------------------------------------------------------
CLASS C                                                            2005          2004          2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                          $     10.33   $     10.67   $      7.64   $     10.37   $     24.06
---------------------------------------------------------------------------------------------------------------------------------
Income (Loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                            (0.17)        (0.25)        (0.19)        (0.24)        (0.29)
---------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments          1.30         (0.22)         2.90         (2.64)        (8.66)
---------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
      currency transactions**                                     (0.06)         0.13          0.32          0.15          0.05
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   1.07         (0.34)         3.03         (2.73)        (8.90)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
---------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized capital gain                         --            --            --            --         (4.79)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                $     11.40   $     10.33   $     10.67   $      7.64   $     10.37
=================================================================================================================================
Total Return:                                                     10.36%        (3.19)%#      39.66%       (26.33)%      (44.97)%
---------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                      $    18,001   $    22,401   $    30,199   $    25,978   $    45,697
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                            2.58%         2.58%         2.65%         2.56%         2.42%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                (1.56)%       (2.32)%       (2.20)%       (2.31)%       (2.04)%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          150.83%       133.51%       190.14%       151.83%       130.19%
---------------------------------------------------------------------------------------------------------------------------------

                                                                                Year ended October 31,
                                                            ---------------------------------------------------------------------
CLASS A                                                        2005          2004           2003         2002          2001
---------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                          $     10.31   $     10.65   $      7.62   $     10.35   $     24.05
---------------------------------------------------------------------------------------------------------------------------------
Income (Loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                            (0.17)        (0.25)        (0.19)        (0.24)        (0.29)
---------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments          1.30         (0.22)         2.90         (2.64)        (8.67)
---------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
      currency transactions**                                     (0.06)         0.13          0.32          0.15          0.05
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   1.07         (0.34)         3.03         (2.73)        (8.91)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
---------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized capital gain                         --            --            --            --         (4.79)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                $     11.38   $     10.31   $     10.65   $      7.62   $     10.35
=================================================================================================================================
Total Return:                                                     10.38%        (3.19)%#      39.76%       (26.38)%      (45.05)%
---------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                      $    67,135   $    83,800   $   106,981   $    93,637   $   173,286
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                            2.58%         2.58%         2.65%         2.56%         2.42%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                (1.56)%       (2.32)%       (2.20)%       (2.31)%       (2.04)%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          150.83%       133.51%       190.14%       151.83%       130.19%
---------------------------------------------------------------------------------------------------------------------------------

See footnotes on page 68.

GLOBAL TECHNOLOGY FUND



                                                              Year ended
                                                              October 31,          4/30/030
                                                        ------------------------      to
CLASS R                                                        2005         2004   10/31/03
------------------------------------------------------------------------------------------------
Per Share Data:*
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $     11.49   $    11.80    $   9.03
------------------------------------------------------------------------------------------------
Income (Loss) from investment operations:
------------------------------------------------------------------------------------------------
   Net investment loss                                        (0.13)       (0.21)      (0.09)
------------------------------------------------------------------------------------------------
   Net realized and unrealized gain on investments             1.44        (0.23)       2.66
------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on foreign
      currency transactions**                                 (0.06)        0.13        0.20
------------------------------------------------------------------------------------------------
Total from investment operations                               1.25        (0.31)       2.77
------------------------------------------------------------------------------------------------
Net asset value, end of period                          $     12.74   $    11.49    $  11.80
================================================================================================
Total Return:                                                 10.88%       (2.63)%#    30.68%
------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                $       287   $      197   $       2
------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                        2.08%        2.08%       2.14%+
------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets            (1.06)%      (1.82)%     (1.66)%+
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      150.83%      133.51%     190.14%++
------------------------------------------------------------------------------------------------

----------
See footnotes on page 68.

INTERNATIONAL GROWTH FUND


                                                                                            Year ended October 31,
                                                                           ---------------------------------------------------------
CLASS A                                                                      2005        2004        2003        2002        2001
------------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                         $ 12.01     $  9.90     $  8.25     $  9.91     $ 14.59
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                              (0.02)      (0.15)      (0.07)      (0.08)       0.01
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments                     1.17        1.67        0.99       (2.09)      (4.82)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign                      (0.60)       0.59        0.73        0.51        0.13
     currency transactions**
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                              0.55        2.11        1.65       (1.66)      (4.68)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                               $ 12.56     $ 12.01     $  9.90     $  8.25     $  9.91
====================================================================================================================================
Total Return:                                                                 4.58%      21.31%      20.00%     (16.75)%    (32.08)%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                                     $36,963     $30,553     $22,896     $20,497     $21,588
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                       2.08%       2.80%       3.17%       2.64%       2.37%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets                  (0.13)%     (1.39)%     (0.80)%     (0.82)%      0.08%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                     189.17%     241.12%     303.81%     216.01%     276.76%
------------------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement:
------------------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to net assets                                            2.32%##
------------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment loss to average net assets                        (0.37)%##
------------------------------------------------------------------------------------------------------------------------------------

                                                                                            Year ended October 31,
                                                                           ---------------------------------------------------------
CLASS B                                                                       2005        2004        2003        2002        2001
------------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                         $ 10.93     $  9.08     $  7.63     $  9.24     $ 13.66
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                                       (0.10)      (0.22)      (0.12)      (0.14)      (0.08)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments                     1.12        1.48        0.84       (1.98)      (4.47)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign                      (0.60)       0.59        0.73        0.51        0.13
     currency transactions**
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                              0.42        1.85        1.45       (1.61)      (4.42)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                               $ 11.35     $ 10.93     $  9.08     $  7.63     $  9.24
====================================================================================================================================
Total Return:                                                                 3.84%      20.37%      19.00%     (17.42)%    (32.36)%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                                     $ 7,488     $ 6,537     $ 4,828     $ 4,332     $ 5,943
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                       2.83%       3.55%       3.93%       3.40%       3.13%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                           (0.88)%     (2.14)%     (1.56)%     (1.58)%     (0.68)%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                     189.17%     241.12%     303.81%     216.01%     276.76%
------------------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement:
------------------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to net assets                                            3.07%##
------------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment loss to average net assets                        (1.12)%##
------------------------------------------------------------------------------------------------------------------------------------

----------
See footnotes on page 68.

INTERNATIONAL GROWTH FUND


                                                                                            Year ended October 31,
                                                                           ---------------------------------------------------------
CLASS C                                                                      2005        2004        2003        2002        2001
------------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                         $ 10.95     $  9.09     $  7.64     $  9.24     $ 13.65
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                                       (0.10)      (0.22)      (0.12)      (0.14)      (0.08)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments                     1.12        1.49        0.84       (1.97)      (4.46)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign                      (0.60)       0.59        0.73        0.51        0.13
     currency transactions**
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                              0.42        1.86        1.45       (1.60)      (4.41)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                               $ 11.37     $ 10.95     $  9.09     $  7.64     $  9.24
====================================================================================================================================
Total Return:                                                                 3.84%      20.46%      18.98%     (17.32)%    (32.32)%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                                     $ 5,233     $ 2,574     $ 1,569     $ 1,584     $ 2,225
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                       2.83%       3.55%       3.93%       3.40%       3.13%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                           (0.88)%     (2.14)%     (1.56)%     (1.58)%     (0.68)%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                     189.17%     241.12%     303.81%     216.01%     276.76%
------------------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement:
------------------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to net assets                                            3.07%##
------------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment loss to average net assets                        (1.12)%##
------------------------------------------------------------------------------------------------------------------------------------

                                                                                            Year ended October 31,
                                                                           ---------------------------------------------------------
CLASS D                                                                      2005        2004        2003        2002        2001
------------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                         $ 10.96     $  9.10      $ 7.64     $  9.24     $ 13.65
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                                       (0.10)      (0.22)      (0.12)      (0.14)      (0.08)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments                     1.12        1.49        0.85       (1.97)      (4.46)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign                      (0.60)       0.59        0.73        0.51        0.13
     currency transactions**
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                              0.42        1.86        1.46       (1.60)      (4.41)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                               $ 11.38     $ 10.96     $  9.10     $  7.64     $  9.24
====================================================================================================================================
Total Return:                                                                 3.83%      20.44%      19.11%     (17.32)%    (32.32)%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                                     $16,951     $11,138     $ 8,619     $ 7,036     $ 9,203
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                       2.83%       3.55%       3.93%       3.40%       3.13%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                           (0.88)%     (2.14)%     (1.56)%     (1.58)%     (0.68)%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                     189.17%     241.12%     303.81%     216.01%     276.76%
------------------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement:
------------------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to net assets                                            3.07%##
------------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment loss to average net assets                        (1.12)%##
------------------------------------------------------------------------------------------------------------------------------------

----------
See footnotes on page 68.

INTERNATIONAL GROWTH FUND


                                                                                Year ended
                                                                               October 31,         4/30/03*
                                                                           -------------------       to
CLASS R                                                                       2005        2004     10/31/03
---------------------------------------------------------------------------------------------------------------
Per Share Data:*
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $ 12.00     $  9.90     $  8.20
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------------------------------
   Net investment loss                                                       (0.05)      (0.18)      (0.07)
---------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain on investments                            1.18        1.69        1.48
---------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on foreign currency               (0.60)       0.59        0.29
     transactions**
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                              0.53        2.10        1.70
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $ 12.53     $ 12.00     $  9.90
---------------------------------------------------------------------------------------------------------------
Total Return:                                                                 4.42%      21.21%      20.73%
===============================================================================================================
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                                   $   110     $     2     $     2
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                       2.33%       3.05%       3.42%+
---------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                           (0.38)%     (1.64)%     (1.46)%+
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                     189.17%     241.12%     303.81%++
---------------------------------------------------------------------------------------------------------------
Without expense reimbursement:
---------------------------------------------------------------------------------------------------------------
   Ratio of expenses to net assets                                            2.57%##
---------------------------------------------------------------------------------------------------------------
   Ratio of net investment loss to average net assets                        (0.62)%##
---------------------------------------------------------------------------------------------------------------


----------
*     Per share amounts are calculated based on average shares outstanding.

** The Fund separates the portion of its investment operations that resulted from changes in foreign exchange rates from the portion that resulted from changes in the market price of securities held and/or sold by the Fund.

+++   Commencement of offering of shares.

+     Annualized.

++    For the year ended October 31, 2003.


# Excluding the effect of the payments received from Seligman, total returns would have been as follows: for Global Growth Fund Class A, B, C, D, and R 17.56%, 16.63%, 16.60%, 16.43%, and 17.24%, respectively; for Global
      Smaller Companies Fund Class A, B, C, D, and R 15.84%, 14.95%, 14.93%, 14.92%, and 15.58%, respectively; and for Global Technology Fund Class A, B, C, D, and R, (2.87)%, (3.52)%, (3.52)%, (3.52)%, and (2.96)%,
      respectively.

## Seligman has contractually undertaken to reimburse the Fund's "other expenses" (other than management fees and 12b-1 fees) to the extent such expenses exceed 0.85% per annum of the Fund's average daily net assets. This undertaking will remain in effect at least until February 28, 2007.

How to Contact Us


Each Fund .....................................  Write:      Corporate Communications/
                                                             Investor Relations Department
                                                             J. & W. Seligman & Co. Incorporated
                                                             100 Park Avenue, New York, NY 10017

                                                 Phone:      Toll-Free (800) 221-7844 in the US or
                                                             (212) 850-1864 outside the US

Your Regular (Non-Retirement) Account .........  Write:      Shareholder Services Department
                                                             Seligman Data Corp.
                                                             100 Park Avenue, New York, NY 10017

                                                 Phone:      Toll-Free (800) 221-2450 in the US or
                                                             (212) 682-7600 outside the US

Your Retirement Account . .....................  Write:      Retirement Plan Services
                                                             Seligman Data Corp.
                                                             100 Park Avenue, New York, NY 10017

                                                 Phone:      Toll-Free (800) 445-1777

--------------------------------------------------------------------------------
24-hour automated telephone access is available by dialing (800) 622-4597 on a touchtone telephone. You will have instant access to price, yield, account balance, most recent transaction, and other information.
--------------------------------------------------------------------------------
                             SELIGMAN ADVISORS, INC.
                                 an affiliate of

                          [J. & W. SELIGMAN & CO. LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864
                      100 Park Avenue, New York, NY 10017

--------------------------------------------------------------------------------
For More Information


The information below is available, without charge, upon request by calling toll-free 800-221-2450 in the US or collect 212-682-7600 outside the US. You may also call these numbers to request other information about a Fund or to make shareholder inquiries.

The Statement of Additional Information ("SAI") contains additional information about each Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about each Fund's investments. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

The SAI and most recent Annual/Semi-Annual Reports are also available, free of charge, at www.seligman.com. The website references are inactive textual references, and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

Information about each Fund, including the Prospectus and SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, call (202) 942-8090. The Prospectus, SAI, Annual/Semi-Annual Reports and other information about a Fund are also available on the EDGAR Database on the SEC's Internet site: www.sec.gov.


Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC File Number: 811-6485


[LOGO]     Go paperless --
           sign up for E-Delivery
           at www.seligman.com

--------------------------------------------------------------------------------

                                                                      Prospectus
                                                                   March 1, 2006
                                                                  Class I Shares


Seligman
Global Fund Series, Inc.

Investing Around the World for Capital Appreciation

o     Emerging Markets Fund

o     Global Growth Fund

o     Global Smaller Companies Fund

o     International Growth Fund

The Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be evaluated based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals, and time horizons. We recommend that you consult an authorized dealer or your financial advisor to determine if one or more of these Funds is suitable for you.

                                   managed by

                                       JWS

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864


EQSGFS1 3/2006 CI

Table of Contents

This prospectus contains information about four of the separate funds within Seligman Global Fund Series, Inc. (the "Series").

The Funds


A discussion of the investment objectives, strategies, risks, performance and expenses of the Funds.

      Seligman Emerging Markets Fund ......................................... 1
      Seligman Global Growth Fund ............................................ 6
      Seligman Global Smaller Companies Fund ................................ 11
      Seligman International Growth Fund. ................................... 16
      Management of the Funds ............................................... 21
      Subadviser. ........................................................... 21
Shareholder Information
      Pricing of Fund Shares ................................................ 31
      How to Buy Fund Shares ................................................ 32
      How to Exchange Shares Among the Seligman Mutual Funds ................ 32
      How to Sell Shares .................................................... 32
      Important Policies That May Affect Your Account. ...................... 32
      Frequent Trading of Fund Shares ....................................... 33
      Dividends and Capital Gain Distributions. ............................. 34
      Taxes ................................................................. 34
      The Seligman Mutual Funds ............................................. 35
Financial Highlights ........................................................ 38
How to Contact Us ............................................ inside back cover
For More Information ................................................ back cover

The website references in this Prospectus are inactive textual references, and information contained in or otherwise accessible through these websites do not form a part of this Prospectus.

The Funds

Seligman Emerging Markets Fund

Investment Objective

The Emerging Markets Fund's investment objective is long-term capital appreciation.


--------------------------------------------------------------------------------
Emerging Market:

A market in a developing country or a market represented in the Morgan Stanley Capital International Emerging Markets Free Index. Developing countries are those classified by the World Bank as low-income or middle-income economies, regardless of their particular stage of development. Low-income and middle-income economies are currently defined as those with 2005 per capita Gross National Income ("GNI") of US $3,255 or less.
--------------------------------------------------------------------------------


Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective: The Fund generally invests at least 80% of its assets in equity securities of companies that conduct their principal business activities in emerging markets, are organized under the laws of or maintain their principal place of business in emerging markets, or whose securities are traded principally on exchanges in emerging markets.

The Fund will focus its investments in those emerging markets in which the investment manager believes the economies are developing strongly and markets are becoming more liquid, or other emerging markets that meet the portfolio manager's criteria for investability. The Fund seeks to benefit from policies of economic development being adopted in many emerging markets. These policies include domestic price reform, reducing internal budget deficits, privatization, encouraging foreign investments and developing capital markets.

The Fund combines a bottom-up investment style with top-down analysis of regions, countries and sectors. This means the investment manager concentrates first on analysis of individual companies then on analysis of individual sectors, countries and regions.

In selecting individual securities, the investment manager looks to identify companies that it believes display one or more of the following:

o     Operate in growing markets

o Attractive valuations relative to cash earnings forecasts or other valuation criteria

o Unique sustainable competitive advantages (e.g., market share, proprietary products)

o     Improving industry or country fundamentals

Following stock selection, the manager then focuses on portfolio construction that considers top-down risk control based on such factors as:

o Relative economic growth potential of the various economies and securities markets

o Political, financial, and social conditions influenc- ing investment opportunities

o     Relative rates of earnings growth

o     Interest rate outlook and expected levels of inflation

o     Market prices relative to historic averages


The Fund generally sells a stock if the investment manager believes its target price has been reached, its earnings are disappointing, its revenue growth has slowed, its underlying fundamentals have deteriorated, or there are deteriorating industry or country fundamentals. The Fund may also sell or trim a stock if the investment manager believes, from a risk control perspective, the stock's position size is inappropriate for the portfolio. Also, stocks may be sold when negative country, currency, or general industry factors affect a company's outlook, or to meet cash requirements.


The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The securities may be listed on a US or foreign stock exchange or traded in US or foreign over-the-counter markets. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities,

Seligman Emerging Markets Fund


including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.


The Fund may also invest up to 10% of its assets in exchange-traded funds
(ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.


The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Fund from achieving its objective.

The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.

Shareholders will be provided with at least 60 days prior written notice of any change to the "80%" investment policy described in the second paragraph under "Principal Investment Strategies." There is no guarantee the Fund will achieve its objective.

Principal Risks

The Fund's net asset value may fluctuate more than other equity funds or other global equity funds that do not invest heavily in emerging markets. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them. Emerging countries may have relatively unstable governments, economies based on less diversified industrial bases, and securities markets that trade a smaller number of securities. Companies in emerging markets are often smaller, less seasoned, and more recently organized than many US companies.


Foreign securities in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks. Investing in emerging markets involves a greater degree of risk, and an investment in the Fund should be considered speculative.

Investments in smaller companies typically involve greater risks than investments in larger companies. Small company stocks, as a whole, may experience larger price fluctuations than large company stocks or other types of investments. Some small companies may have shorter operating histories, less experienced management and limited product lines, markets and financial and managerial resources.


The Fund may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Seligman Emerging Markets Fund


The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the investment manager to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected.


To the extent the Fund invests some of its assets in other higher-risk securities, such as illiquid securities, it may be subject to higher price volatility. If the Fund invests in ETFs, shareholders would bear not only their proportionate share of the Fund's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs, and the Fund's returns will therefore be lower. Option transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. When options are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.


The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Series' Statement of Additional Information.

Seligman Emerging Markets Fund

Past Performance


The following performance information provides some indication of the risks of investing in the Fund by showing how the performance of Class I shares has varied from year to year, as well as how the performance compares to two widely-used measures of performance.

Although the Fund's fiscal year ends on October 31, the following performance information is provided on a calendar year basis to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future.


Seligman reimbursed certain expenses of Class I shares for the period from November 1, 2001 until October 31, 2002. Absent such reimbursement, returns presented in the bar chart and table would have been lower.


Both the bar chart and table below the bar chart assume that all dividends and capital gain distributions, if any, were reinvested. Class I shares are not subject to any sales charges.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.


Class I Annual Total Return - Calendar Year

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

            -5.63%           59.82%          24.31%           33.30%
--------------------------------------------------------------------------------
             2002             2003            2004             2005

          Best calendar quarter return: 27.94% - quarter ended 6/30/03 Worst calendar quarter return: -16.09% - quarter ended 9/30/02.


Average Annual Total Returns - Periods Ended 12/31/05

                                                                                Since
                                                                   One        Inception
                                                                   Year        11/30/01
-----------------------------------------------------------------------------------------
Class I
-----------------------------------------------------------------------------------------
Return before taxes                                               33.30%         27.04%
-----------------------------------------------------------------------------------------
Return after taxes on distributions                               31.96%         26.73%
-----------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares       23.13%         23.96%
-----------------------------------------------------------------------------------------
MSCI EM Index                                                     34.54%         27.35%
-----------------------------------------------------------------------------------------
Lipper Emerging Markets Funds Average                             31.83%         26.35%
-----------------------------------------------------------------------------------------

Seligman Emerging Markets Fund

The Morgan Stanley Capital International Emerging Markets Index ("MSCI EM Index") and the Lipper Emerging Markets Funds Average are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Emerging Markets Funds Average excludes the effect of sales charges and taxes and the MSCI EM Index excludes the effect of fees, taxes and sales charges. The MSCI EM Index measures the performance of stocks in 26 emerging market countries in Europe, Latin America, and the Pacific Basin which are available to foreign investors. The Lipper Emerging Markets Funds Average measures the performance of mutual funds which invest at least 65% of total assets in equity securities of companies in emerging markets. Investors cannot invest directly in an average or index.

Prior to March 31, 2000, Seligman employed subadvisers that were responsible for providing certain portfolio management services with respect to the investments of the Fund. From March 31, 2000 until September 15, 2003, the assets of the Fund were managed exclusively by Seligman. Since September 15, 2003, Wellington Management Company, LLP has been employed by Seligman as subadviser to provide portfolio management services to the Fund.

Fees and Expenses


The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.


Shareholder Fees (fees paid directly from your investment)
--------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) on Purchases                                             none
--------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions                           none
--------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------------------
(as a percentage of average net assets)
--------------------------------------------------------------------------------------------
Management Fees                                                                      1.25%
--------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                             none
--------------------------------------------------------------------------------------------
Other Expenses(1)                                                                    0.64%
--------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                 1.89%
--------------------------------------------------------------------------------------------

(1) Since March 1, 2005, J. & W. Seligman & Co. Incorporated has contractually agreed to reimburse "Other Expenses", other than management fees, that exceed 0.85% per annum of the Fund's average daily net assets. This undertaking will remain in effect at least until February 28, 2007. For the fiscal year ended October 31, 2005, no reimbursement was required for Class I shares.

Example


This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                             1 Year       3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
Class I                       $192          $594         $1,021        $2,212
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

Other Expenses:

Miscellaneous expenses of running the Fund including such things as shareholder account services, registration, custody, auditing and legal fees.
--------------------------------------------------------------------------------

Seligman Global Growth Fund

Investment Objective

The Global Growth Fund's investment objective is long-term capital appreciation.

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective: The Fund invests primarily in equity securities of non-US and US growth companies that have the potential to benefit from global economic or social trends. The Fund may invest in high-quality, large and mid-capitalization companies that are considered leaders in their industries, emphasizing those industries that are growing on a global basis. Typically, the Fund will invest in several countries in different geographic regions. Additionally, the Fund may invest up to 15% in emerging market equities.

The Fund uses an investment style that is focused on identifying growth sectors and leading global growth companies within these sectors. Characteristics of a global leader include: a brand franchise with leading market share, a sustained competitive advantage, a forward-looking management team, and high relative earnings growth.

In selecting individual securities, the portfolio manager looks to identify companies that it believes display one or more of the following:

o Attractive valuations relative to earnings forecasts or other valuation criteria (e.g., return on equity or accelerating earnings growth)

o     Quality management

o     Strong possibility of multiple expansion

o     Unique competitive advantages (e.g., market share, proprietary products)

o     Potential for improvement in overall operations

The Fund generally sells a stock if the portfolio manager believes its target price has been reached, its earnings are disappointing, its revenue or earnings growth has slowed, or the stock's or industry's underlying fundamentals have deteriorated. The Fund may also sell a stock if the portfolio manager believes that negative country or regional factors or shifts in global trends may negatively affect a company's outlook, or to meet cash requirements. The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 25% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.


The Fund may also invest up to 10% of its assets in exchange-traded funds
(ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

Seligman Global Growth Fund

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.


The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.

There is no guarantee the Fund will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.


Foreign securities in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.


The Fund seeks to limit the risk of investing in foreign securities by diversifying its investments among different countries, as well as among different themes. Diversification reduces the effect events in any one country will have on the Fund's entire investment portfolio. However, a decline in the value of the Fund's investments in one country may offset potential gains from investments in another country.

If global trends do not develop as the manager expects, the Fund's performance could be negatively affected.

The Fund may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the investment manager to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected.

To the extent the Fund invests some of its assets in higher-risk securities, such as illiquid securities, it may be subject to higher price volatility.


If the Fund invests in ETFs, shareholders would bear not only their proportionate share of the Fund's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs, and the Fund's returns will therefore be lower.

Option transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. When options are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Seligman Global Growth Fund


Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Series' Statement of Additional Information.

Past Performance


The following performance information provides some indication of the risks of investing in the Fund by showing how the performance of Class I shares has varied from year to year, as well as how the performance compares to four widely-used measures of performance.

Although the Fund's fiscal year ends on October 31, the following performance information is provided on a calendar year basis to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future.


Seligman reimbursed certain expenses of Class I shares from November 1, 2001 until October 31, 2002. In addition, Seligman made certain payments to the Fund in 2004. Absent such reimbursements and payments, returns presented in the bar chart and table would have been lower.


Both the bar chart and table below the bar chart assume that all dividends and capital gain distributions, if any, were reinvested. Class I shares are not subject to any sales charges.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Seligman Global Growth Fund
Class I Annual Total Return - Calendar Year

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

          -30.56%           30.69%             18.32%             1.62%
--------------------------------------------------------------------------------
            2002             2003               2004              2005

         Best calendar quarter return: 15.92% - quarter ended 12/31/03. Worst calendar quarter return: -19.63% - quarter ended 9/30/02.


Average Annual Total Returns - Periods Ended 12/31/05

                                                                                Since
                                                                  One         Inception
                                                                  Year        11/30/01
-----------------------------------------------------------------------------------------
Class I
-----------------------------------------------------------------------------------------
Return before taxes                                               1.62%         2.12%
-----------------------------------------------------------------------------------------
Return after taxes on distributions                               1.62%         2.12%
-----------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares       1.06%         1.81%
-----------------------------------------------------------------------------------------
MSCI World Index                                                 10.02%         8.07%
-----------------------------------------------------------------------------------------
MSCI World Growth Index                                           9.74%         5.97%
-----------------------------------------------------------------------------------------
Lipper Global Large-Cap Growth Average                           10.17%         5.27%
-----------------------------------------------------------------------------------------
Lipper Global Funds Average                                      10.76%         7.95%
-----------------------------------------------------------------------------------------

The Morgan Stanley Capital International World Index ("MSCI World Index"), the Morgan Stanley Capital International World Growth Index ("MSCI World Growth Index"), and the Lipper Global Funds Average and the Lipper Global Large-Cap Growth Average (the "Lipper Averages") are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Averages exclude the effect of taxes and sales charges and the MSCI World Index and the MSCI World Growth Index exclude the effect of fees, taxes and sales charges. The MSCI World Index measures the performance of stocks in 23 developed markets in North America, Europe, and the Asia/Pacific region. The Lipper Global Funds Average measures the performance of mutual funds which invest at least 25% of total assets in equity securities traded outside the US, and which may own US securities. The MSCI World Growth Index measures the performance of 23 countries and represents "growth" (high price to book value) securities in the world's developed stock markets. The Lipper Global Large-Cap Growth Average measures the performance of funds that invest at least 75% of their equity assets in companies both inside and outside the U.S. with market capitalizations (on a three year weighted basis) greater than the 500th-largest Company in the S&P/Citigroup World Broad Market Index. Lipper currently classifies the Fund as a Global Large-Cap Growth Fund. Investors cannot invest directly in an average or index.

Prior to March 31, 2000, Seligman employed subadvisers that were responsible for providing certain portfolio management services with respect to the investments of the Fund. From March 31, 2000 until September 15, 2003, the assets of the Fund were managed exclusively by Seligman. Since September 15, 2003, Wellington Management Company, LLP has been employed by Seligman as subadviser to provide portfolio management services to the Fund.

Seligman Global Growth Fund

Fees and Expenses


The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.


Shareholder Fees (fees paid directly from your investment)
--------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) on Purchases                                             none
--------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions                           none
--------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------------------
(as a percentage of average net assets)
--------------------------------------------------------------------------------------------
Management Fees                                                                      1.00%
--------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                             none
--------------------------------------------------------------------------------------------
Other Expenses(1)                                                                    0.59%
--------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                 1.59%
--------------------------------------------------------------------------------------------

(1) Since November 1, 2004, J. & W. Seligman & Co. Incorporated has contractually agreed to reimburse "Other Expenses", other than management fees, that exceed 0.85% per annum of the Fund's average daily net assets. This undertaking will remain in effect at least until February 28, 2007. For the fiscal year ended October 31, 2005, no reimbursement was required for Class I shares.


Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                               1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
Class I                         $162          $502         $866        $1,889
--------------------------------------------------------------------------------


Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

Other Expenses:

Miscellaneous expenses of running the Fund including such things as shareholder account services, registration, custody, auditing and legal fees.

Seligman Global Smaller Companies Fund

Investment Objective

The Global Smaller Companies Fund's investment objective is long-term capital appreciation.

--------------------------------------------------------------------------------
Smaller Companies:


Companies with market capitalization, at the time of purchase by the Fund, equivalent to US $3 billion or less.
--------------------------------------------------------------------------------


Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund generally invests at least 80% of its assets in equity securities of smaller US and non-US companies. The Fund may invest in companies domiciled in any country, although it typically invests in developed countries. Relative to its benchmark, the Fund is generally neutrally weighted across the major geographic regions.

The Fund uses an investment approach that is bottom-up focused, looking for both extended growth opportunities and special situations (including value stocks) within each region.

In selecting individual securities, the portfolio managers look for companies that they believe display the following characteristics:

o Extended growth opportunities or special situa- tions where there is a potential for improvement in overall operations

o     A well articulated and believable business model

o     Quality management

o     Sustainable competitive advantage

o     Strong financial characteristics

The Fund generally sells a stock if the portfolio managers believe its target price has been reached, its earnings are disappointing, its revenue or earnings growth has slowed, its underlying fundamentals have deteriorated, or the portfolio managers are finding better opportunities elsewhere. The Fund may also sell a stock if the portfolio managers believe that negative country or regional factors may affect a company's outlook, to manage risk in the Fund, or to meet cash requirements.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 25% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.


The Fund may also invest up to 10% of its assets in exchange-traded funds
(ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions, that are inconsistent with its

Seligman Global Smaller Companies Fund

principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.


The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors. Shareholders will be provided with at least 60 days prior written notice of any change to the "80%" investment policy described in the second paragraph under "Principal Investment Strategies."

The Board of Directors may change the definition of "smaller companies" if it concludes that such a change is appropriate.

There is no guarantee the Fund will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.


Foreign securities in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

Investments in smaller companies typically involve greater risks than investments in larger companies. Small company stocks, as a whole, may experience larger price fluctuations than large company stocks or other types of investments. Some small companies may have shorter operating histories, less experienced management and limited product lines, markets and financial and managerial resources.


The Fund may be affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the investment manager to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected.

To the extent the Fund invests some of its assets in higher-risk securities, such as illiquid securities, it may be subject to higher price volatility.


If the Fund invests in ETFs, shareholders would bear not only their proportionate share of the Fund's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs, and the Fund's returns will therefore be lower.

Option transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. When options are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.


The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Seligman Global Smaller Companies Fund


Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Series' Statement of Additional Information.


Past Performance

The following performance information provides some indication of the risks of investing in the Fund by showing how the performance of Class I shares has varied from year to year, as well as how the performance compares to three widely-used measures of performance.

Although the Fund's fiscal year ends on October 31, the following performance information is provided on a calendar year basis. It is designed to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future.


Seligman reimbursed certain expenses of Class I shares from November 1, 2001 until October 31, 2002. In addition, Seligman made certain payments to the Fund in 2004. Absent such reimbursements and payments, returns presented in the bar chart and table would have been lower.


Both the bar chart and table below the bar chart assume that all dividends and capital gain distributions, if any, were reinvested. Class I shares are not subject to any sales charges.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Seligman Global Smaller Companies Fund


Class Annual Total Return - Calendar Year

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

          -24.81%           40.53%            22.46%             17.18%
--------------------------------------------------------------------------------
            2002             2003              2004              2005

          Best calendar quarter return: 18.51% - quarter ended 6/30/03. Worst calendar quarter return: -19.73% - quarter ended 9/30/02.


Average Annual Total Returns - Periods Ended 12/31/05

                                                                                  Since
                                                                   One          Inception
                                                                   Year          11/30/01
-------------------------------------------------------------------------------------------
Class I
-------------------------------------------------------------------------------------------
Return before taxes                                               17.18%          11.52%
-------------------------------------------------------------------------------------------
Return after taxes on distributions                               16.13%          11.28%
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares       12.47%           9.99%
-------------------------------------------------------------------------------------------
Citigroup Broad Market Less Than US $2 Billion Index              17.41%          19.28%
-------------------------------------------------------------------------------------------
Lipper Global Small-Cap Funds Average                             15.74%          13.19%
-------------------------------------------------------------------------------------------
Lipper Global Small/Mid-Cap Core Funds Average                    12.80%          13.05%
-------------------------------------------------------------------------------------------

The Citigroup Broad Market Less Than US $2 Billion Index (the "Citigroup Index") and the Lipper Global Small-Cap Funds Average and the Lipper Global Small/Mid-Cap Core Funds Average (the "Lipper Averages") are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Averages excludes the effect of sales charges and taxes and the Citigroup Index excludes the effect of fees, sales charges and taxes. The Citigroup Index represents the entire universe of institutionally investable securities with total available market capitalization of at least the local equivalent of US $100 million and not more than US $2 billion. The Lipper Global Small/Mid-Cap Core Funds Average measures the performance of mutual funds that invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) less than the 500th-largest company in the S&P/Citigroup World Broad Market Index. The Lipper Global Small-Cap Funds Average measures the performance of mutual funds which invest at least 25% of their total assets in equity securities of companies whose primary trading markets are outside the US, and which invest at least 65% of total assets in companies with market capitalizations of less than US $1 billion at the time of purchase. Lipper currently classifies the Fund as a Global Small/Mid-Cap Core Fund. Investors cannot invest directly in an average or index.

Prior to January 1, 2003, Seligman employed subadvisers that were responsible for providing certain portfolio management services with respect to the investments of the Fund. From January 1, 2003 until September 15, 2003, the assets of the Fund were managed exclusively by Seligman. Since September 15, 2003, Wellington Management Company, LLP has been employed by Seligman as subadviser to provide portfolio management services for the Fund. In June 2004, Wellington Management Company, LLP delegated a portion of its portfolio management responsibilities in respect of the Fund to its affiliate, Wellington Management International Ltd.

Seligman Global Smaller Companies Fund

Fees and Expenses


The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Annual Fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.


Shareholder Fees (fees paid directly from your investment)
--------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) on Purchases                                             none
--------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions                           none
--------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------------------
(as a percentage of average net assets)
--------------------------------------------------------------------------------------------
Management Fees                                                                      0.95%
--------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                             none
--------------------------------------------------------------------------------------------
Other Expenses                                                                       0.41%
--------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                 1.36%
--------------------------------------------------------------------------------------------


Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                1 Year      3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
Class I                          $138         $431         $745        $1,635


--------------------------------------------------------------------------------
Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

Other Expenses:

Miscellaneous expenses of running the Fund including such things as shareholder account services, registration, custody, auditing and legal fees.
--------------------------------------------------------------------------------

Seligman International Growth Fund

Investment Objective

The International Growth Fund's investment objective is long-term capital appreciation.

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund invests primarily in high-quality, large and mid-capitalization growth companies that are considered leaders in their industries, emphasizing those industries that are growing on a global basis. The Fund may invest in any country; however, it typically will not invest in the United States. It generally invests in several countries in different geographic regions.

The Fund generally invests in the common stock of medium- to large-sized companies in the principal international markets. However, it may also invest in companies with a lower market capitalization or in smaller regional or emerging markets (representation in the emerging markets will generally be less than 25% of assets).

In selecting individual securities, the portfolio manager looks to identify companies that it believes display one or more of the following:

o Attractive valuations relative to earnings and rev- enue forecasts or other valuation criteria (e.g., return on equity)

o     Quality management

o     Unique competitive advantages (e.g., market share, proprietary products)

o     Strong possibility of multiple expansion

o Potential for improvement in overall operations (hidden/unappreciated value)

The Fund generally sells a stock if the portfolio manager believes its target price has been reached, there is a decelerating trend of earnings growth, deteriorating industry fundamentals, management change or failure, its revenue growth has slowed, or its underlying fundamentals have deteriorated.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The securities may be listed on a US or foreign stock exchange or traded in US or foreign over-the-counter markets. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 25% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.


The Fund may also invest up to 10% of its assets in exchange-traded funds
(ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.


The Fund may, from time to time, take temporary defensive positions that are inconsistent with its

Seligman International Growth Fund


principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.

There is no guarantee the Fund will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.


Foreign securities in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.


The Fund seeks to limit the risk of investing in foreign securities by diversifying its investments among different regions and countries. Diversification reduces the effect events in any one country will have on the Fund's entire investment portfolio. However, a decline in the value of the Fund's investments in one country may offset potential gains from investments in another country.

The Fund may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the investment manager to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected.


To the extent the Fund invests some of its assets in higher-risk securities, such as illiquid securities, it may be subject to higher price volatility. Securities traded in the over-the-counter markets involve risks, including the risk that the counterparty will be unable or unwilling to meet its obligations. In addition, since over-the-counter markets are generally less liquid than exchanges, the Fund may not be able to sell when the investment manager deems it advantageous to do so.

If the Fund invests in ETFs, shareholders would bear not only their proportionate share of the Fund's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs, and the Fund's returns will therefore be lower.

Option transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. When options are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.


The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Seligman International Growth Fund


Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Series' Statement of Additional Information.


Past Performance

The following performance information provides some indication of the risks of investing in the Fund by showing how the performance of Class I shares has varied from year to year, as well as how the performance compares to four widely-used measures of performance.


Although the Fund's fiscal year ends on October 31, the following performance information is provided on a calendar year basis to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future.

Seligman reimbursed certain expenses of Class I shares from November 1, 2001 until October 31, 2002. Absent such reimbursement, returns presented in the bar chart and table would have been lower.


Both the bar chart and table below the bar chart assume that all dividends and capital gain distributions, if any, were reinvested. Class I shares are not subject to any sales charges.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Seligman International Growth Fund


Class I Annual Total Return - Calendar Year

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

            -19.53%           31.43%            24.75%              6.14%
--------------------------------------------------------------------------------
              2002             2003              2004               2005

          Best calendar quarter return: 16.07% - quarter ended 6/30/03. Worst calendar quarter return: -19.49% - quarter ended 9/30/02.


Average Annual Total Returns - Periods Ended 12/31/05

                                                                                    Since
                                                                     One          Inception
                                                                     Year          11/30/01
---------------------------------------------------------------------------------------------
Class I
---------------------------------------------------------------------------------------------
Return before taxes                                                  6.14%           8.87%
---------------------------------------------------------------------------------------------
Return after taxes on distributions                                  6.14%           8.87%
---------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares          3.99%           7.68%
---------------------------------------------------------------------------------------------
MSCI EAFE Index                                                     14.01%          12.61%
---------------------------------------------------------------------------------------------
MSCI EAFE Growth Index                                              13.64%          10.17%
---------------------------------------------------------------------------------------------
Lipper International Funds Average                                  14.65%          11.45%
---------------------------------------------------------------------------------------------
Lipper International Multi-Cap Growth Funds Average                 15.40%          10.81%
---------------------------------------------------------------------------------------------

The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index ("MSCI EAFE Index") and the Morgan Stanley Capital International EAFE (Europe, Australasia, the Far East) Growth Index ("MSCI EAFE Growth Index", collectively, the "MSCI EAFE Indices") and the Lipper International Multi-Cap Growth Funds Average and the Lipper International Funds Average (collectively, the "Lipper Averages") are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Averages exclude the effect of sales charges and taxes and the MSCI EAFE Indices exclude the effect of fees, sales charges and taxes. The MSCI EAFE Indices measures the performance of stocks in 21 developed markets in Europe, Australasia, and the Far East. The MSCI EAFE Growth Index is a market capitalization-weighted index that measures stock market performance of these developed markets in Europe, Australasia, and the Far East with a greater-than-average growth orientation. The Lipper International Multi-Cap Growth Funds Average measures the performance of mutual funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. The Lipper International Funds Average measures the performance of mutual funds which invest in equity securities of companies whose primary trading markets are outside the U.S. Lipper currently classifies the Fund as an International Multi-Cap Growth Fund. The Fund has added, for comparison purposes, the MSCI EAFE Growth Index. The MSCI EAFE Growth Index, a more narrowly based index than the MSCI EAFE Index, focuses on growth companies in which the Fund primarily invests. Investors cannot invest directly in an average or index.

Prior to March 31, 2000, Seligman employed subadvisers that were responsible for providing certain management services with respect to the investments of the Fund. From March 31, 2000 until September 15, 2003, the assets of the Fund were managed exclusively by Seligman. Since September 15, 2003, Wellington Management Company, LLP has been employed by Seligman as subadviser to provide portfolio management services to the Fund.

Seligman International Growth Fund

Fees and Expenses


The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.


Shareholder Fees (fees paid directly from your investment)
--------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) on Purchases                                             none
--------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions                           none
--------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------------------
(as a percentage of average net assets)
--------------------------------------------------------------------------------------------
Management Fees                                                                      0.98%
--------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                             none
--------------------------------------------------------------------------------------------
Other Expenses(1)                                                                    0.48%
--------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                 1.46%
--------------------------------------------------------------------------------------------

(1) Since November 1, 2004, J. & W. Seligman & Co. Incorporated has contractually agreed to reimburse "Other Expenses", other than management fees, that exceed 0.85% per annum of the Fund's average daily net assets. This undertaking will remain in effect at least until February 28, 2007. For the fiscal year ended October 31, 2005, no reimbursement was required for Class I shares.

Example


This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                             1 Year       3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
Class I                       $149          $462          $797         $1,746


--------------------------------------------------------------------------------
Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

Other Expenses:

Miscellaneous expenses of running the Fund including such things as shareholder account services, registration, custody, auditing and legal fees.
--------------------------------------------------------------------------------

Management of the Funds

The Board of Directors provides broad supervision over the affairs of each Fund.


J. & W. Seligman & Co. Incorporated ("Seligman"), 100 Park Avenue, New York, New York 10017, is the manager of each Fund. Seligman is responsible for each Fund's investments and administers each Fund's business and other affairs.

Established in 1864, Seligman currently serves as manager to 24 US registered investment companies, which offer 58 investment portfolios with approximately $11.7 billion in assets as of January 31, 2006. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at January 31, 2006 of approximately $8.2 billion.


--------------------------------------------------------------------------------
Affiliates of Seligman:

Seligman Advisors, Inc.:

The Fund's general distributor; responsible for accepting orders for purchases and sales of Fund shares.

Seligman Services, Inc.:

A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated broker or financial advisor.

Seligman Data Corp. ("SDC"):

The Fund's shareholder service agent; provides shareholder account services to the Funds at cost.
--------------------------------------------------------------------------------


Each Fund pays Seligman a management fee for its services equal to a percentage of that Fund's average daily net assets. Each Fund's management fee rate declines as that Fund's net assets increase. The management fee rates are:


o     Emerging Markets Fund

      1.25% on first $1 billion of net assets

      1.15% on next $1 billion of net assets

      1.05% on net assets in excess of $2 billion


o     Global Growth Fund and International Growth Fund


      1.00% on first $50 million of net assets

      0.95% on next $1 billion of net assets


      0.90% on net assets in excess of $1,050,000,000


o     Global Smaller Companies Fund

      1.00% on first $100 million of net assets


      0.90% on net assets in excess of $100 million

Seligman has contractually agreed to reimburse each of Emerging Markets Fund's, Global Growth Fund's and International Growth Fund's "other expenses", other than management fees, that exceed 0.85% per annum of each such Fund's average daily net assets. Such reimbursement will remain in effect at least until February 28, 2007. No reimbursement was required through October 31, 2005.

A discussion regarding the basis for the Fund Board of Director's approval of the investment management agreement between the Funds and Seligman and the subadvisory agreement in respect of Wellington Management Company, LLP will be made available annually in the Series' semi-annual report, dated April 30.


Subadviser


Wellington Management Company, LLP ("Wellington Management") located at 75 State Street, Boston, Massachusetts 02109, is the subad-viser for Emerging Markets Fund, Global Growth Fund, International Growth Fund, and Global Smaller Companies Fund. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of January 31, 2006, Wellington Management had approximately $540 billion in assets under management. An affiliate of Wellington Management, Wellington Management International Ltd.

("Wellington International"), located at Stratton House, Stratton Street, London, W1J 8LA, United Kingdom, provides portfolio management services for a portion of the Global Smaller Companies Fund. Wellington International primarily provides business development, client liaison, investment monitoring and account administrative services for Wellington Management in the European, Middle

Eastern and African Regions. Wellington International also has portfolio management responsibilities for certain international small company equity clients.


Seligman pays Wellington Management a fee for the services it provides. This fee does not increase the fee payable by any Fund.

Portfolio Management


Emerging Markets Fund

Ms. Vera M. Trojan, CFA, Partner, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as the portfolio manager for the Fund since 2003. Ms. Trojan joined Wellington Management as an investment professional in 1989.

Global Growth Fund and International Growth Fund

Mr. Andrew S. Offit, CPA, Partner, Senior Vice President of Wellington Management, has served as portfolio manager of the Funds since 2003. Mr. Offit joined Wellington Management as an investment professional in 1997.

Mr. Jean-Marc Berteaux, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Funds since 2003. Mr. Berteaux joined the firm as an investment professional in 2001. Prior to joining Wellington Management, Mr. Berteaux was an investment professional at John Hancock Funds (1998 - 2001).

Mr. Matthew D. Hudson, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Funds since 2006. Mr. Hudson joined the firm as an investment professional in 2005. Prior to joining Wellington Management, Mr. Hudson was an investment professional at American Century Investment Management (2000 - 2005).

Global Smaller Companies Fund

The Global Smaller Companies Fund is managed by a team of investment professionals employed by Wellington Management and its affiliate Wellington International.

Mr. Jamie A. Rome, CFA, has managed the North American portion of the Fund since 2003. Mr. Rome is a Partner and Equity Portfolio Manager of Wellington Management, Senior Vice President. He began his career at Wellington Management as an investment professional in 1994.

Mr. Simon H. Thomas, CPA, Director and Equity Portfolio Manager of Wellington International, is the Portfolio Manager of the non-North American portion of the Fund since January 2006. Mr. Thomas joined the firm as an investment professional in 2002. Prior to joining the firm, he attended the University of Chicago Business School (2000-2002). Prior to graduate school, Mr. Thomas was a Manager at Arthur Andersen (1992-2000).

Mr. Nikunj Hindocha, CFA, Associate Director and Equity Research Analyst of Wellington International, joined the firm as an investment professional in 2003. Mr. Hindocha has been involved in portfolio management and securities analysis for the non-North American portion of the Fund since January 2006. Prior to joining the firm, Mr. Hindocha was an Analyst on the European Small Cap Investment team at Baring Asset Management (1998-2003).

Mr. Daniel Maguire, CFA, Equity Research Analyst of Wellington International, joined the firm as an investment professional in 2004. Mr. Maguire has been involved in portfolio management and securities analysis for the non-North American portion of the Fund since January 2006. Prior to joining the firm, Mr. Maguire was an Equity Analyst at Insight Investment Management in the UK (2003-2004) and at HSBC Investment Bank (2000-2003).

Wellington Management Performance Information


Set forth below is certain performance information for the Wellington Management's composites in respect of accounts which were managed by Wellington Management with substantially similar objectives, policies, strategies and risks to those of the Funds for which Wellington Management acts as a subadviser. The annual return data are presented for each calendar year since the inception of the applicable Wellington Composite, except that the Emerging Markets data are presented since the inception of Seligman Emerging Markets Fund (which is shorter than the life of the corresponding Wellington Composite). Average annual total returns are presented for the one-, three and five-year periods and since inception of the applicable Wellington Composite, except that the Emerging Markets performance data is provided for the one-, three- and five-year periods and since May 31, 1996 (which is the month-end following the inception date of Seligman Emerging Market Fund), in each case through December 31, 2005. Wellington Management's composite information below represents the actual performance, adjusted as described below, of composites which consist of all fully discretionary, fee paying accounts (including mutual funds) eligible for inclusion in the applicable composite (set forth in the notes below the tables). Wellington Management's composite performance information below is presented (i) reflecting deduction ("net") of estimated total annual fund operating expenses in respect of each Fund (as explained in the note below the tables) and (ii) before ("gross" of) management fees, custody charges, withholding taxes and other indirect expenses. Also set forth below is the investment results (before taxes) of each Fund in recent years, as well as the results of certain indices used by the Fund or Wellington Management to measure their performance. Performance information of less than one-year is not anualized. The past performance of Wellington Management's composites, the Funds or the indices should not be considered an indication of how any Fund will perform in the future and shareholders should not assume that they will experience returns in the future comparable to those shown below.


Although this prospectus offers Class I shares, the performance presented for each Fund below is that of the Class A shares of each Fund, which provides shareholders and potential investors with performance information over longer periods.

Seligman Emerging Markets Fund and Related Composite Performance Information:

Annual Total Returns For the Periods ended December 31:




                                                 2005       2004       2003       2002        2001
-----------------------------------------------------------------------------------------------------
Seligman Emerging Markets Fund-Class A*
  (before taxes)                                 26.14%     17.09%     50.32%    (10.91)%    (6.07)%
-----------------------------------------------------------------------------------------------------
Emerging Markets Total Composite (net)**(1)      26.66      18.32      49.64     (11.38)     (3.28)
-----------------------------------------------------------------------------------------------------
Emerging Markets Total Composite (gross)**(1)    36.13      27.82      62.68      (4.15)      4.22
-----------------------------------------------------------------------------------------------------
MSCI EM Index(1)                                 34.54      25.95      56.28      (6.00)     (2.37)
-----------------------------------------------------------------------------------------------------
Lipper Emerging Markets Funds Average(1)         31.83      24.11      55.24      (5.10)     (2.94)
-----------------------------------------------------------------------------------------------------

                                                                                              1996
                                                                                           (beginning
                                                  2000       1999       1998       1997      May 31)
------------------------------------------------------------------------------------------------------
Seligman Emerging Markets Fund-Class A*
  (before taxes)                                 (47.24)%    53.14%    (30.93)%     1.34%    (5.47)%
------------------------------------------------------------------------------------------------------
Emerging Markets Total Composite (net)**(1)      (36.13)     71.77     (33.05)    (19.30)    (9.59)
------------------------------------------------------------------------------------------------------
Emerging Markets Total Composite (gross)**(1)    (31.08)     84.71     (27.78)    (13.24)    (3.75)
------------------------------------------------------------------------------------------------------
MSCI EM Index(1)                                 (30.61)     66.41     (25.34)    (11.59)    (3.59)
------------------------------------------------------------------------------------------------------
Lipper Emerging Markets Funds Average(1)         (30.59)     72.94     (26.50)     (0.01)    (0.07)
------------------------------------------------------------------------------------------------------

Average Annual Total Returns For the Periods Ended December 31, 2005:

                                                                                                        Since
                                                            One Year    Three Years    Five Years   May 31, 1996
------------------------------------------------------------------------------------------------------------------
Seligman Emerging Markets Fund-Class A* (before taxes)       26.14%        34.72%        17.65%         4.56%
------------------------------------------------------------------------------------------------------------------
Emerging Markets Total Composite (net)**(1)                  26.66         35.12         18.40          4.43
------------------------------------------------------------------------------------------------------------------
Emerging Markets Total Composite (gross)**(1)                36.13         41.46         23.11          8.42
------------------------------------------------------------------------------------------------------------------
MSCI EM Index(1)                                             34.54         38.31         19.42          6.23
------------------------------------------------------------------------------------------------------------------
Lipper Emerging Markets Funds Average(1)                     31.83         36.37         19.26          6.67

Seligman Global Growth Fund and Related Composite Performance Information:

Annual Total Returns For the Periods Ended December 31:




                                                 2005        2004        2003        2002         2001
---------------------------------------------------------------------------------------------------------
Seligman Global Growth Fund-Class A*            (3.64)%      11.98%      23.70%     (34.36)%     (25.28)%
  (before taxes)
---------------------------------------------------------------------------------------------------------
Global Growth Total Composite (net)**(2)        (3.94)       11.88       27.28      (24.33)      (21.30)
---------------------------------------------------------------------------------------------------------
Global Growth Total Composite (gross)**(2)       3.05        20.00       36.87      (18.74)      (15.84)
---------------------------------------------------------------------------------------------------------
MSCI World Index(2)                             10.02        15.25       33.76      (19.54)      (16.52)
---------------------------------------------------------------------------------------------------------
MSCI World Growth Index(2)                       9.74        11.21       28.52      (19.61)      (19.17)
---------------------------------------------------------------------------------------------------------
Lipper Global Large-Cap Growth Average(2)       10.17        12.73       30.43      (23.82)      (21.82)
---------------------------------------------------------------------------------------------------------
Lipper Global Funds Average(2)                  10.76        13.84       32.06      (19.53)      (17.36)
---------------------------------------------------------------------------------------------------------

                                                                           1998
                                                                        (beginning
                                                 2000         1999     September 30)
-------------------------------------------------------------------------------------
Seligman Global Growth Fund-Class A*            (21.09)%      36.06%       14.02%
  (before taxes)
-------------------------------------------------------------------------------------
Global Growth Total Composite (net)**(2)        (12.43)       43.10        18.21
-------------------------------------------------------------------------------------
Global Growth Total Composite (gross)**(2)       (6.28)       52.37        24.21
-------------------------------------------------------------------------------------
MSCI World Index(2)                             (12.92)       25.34        21.22
-------------------------------------------------------------------------------------
MSCI World Growth Index(2)                      (25.54)       33.01        24.19
-------------------------------------------------------------------------------------
Lipper Global Large-Cap Growth Average(2)       (16.55)       52.89        23.10
-------------------------------------------------------------------------------------
Lipper Global Funds Average(2)                  (10.15)       38.12        18.78
-------------------------------------------------------------------------------------

Average Annual Total Returns For the Periods Ended December 31, 2005:

                                                                                                  Since Inception
                                                                                                   of Wellington
                                                                                                     Composite
                                                 One Year       Three Years       Five Years    (September 30, 1998)
--------------------------------------------------------------------------------------------------------------------
Seligman Global Growth Fund-Class A*              (3.64)%          13.71%           (4.48)%             1.65%
  (before taxes)
--------------------------------------------------------------------------------------------------------------------
Global Growth Total Composite (net)**(2)          (3.94)           14.63            (0.18)              7.60
--------------------------------------------------------------------------------------------------------------------
Global Growth Total Composite (gross)**(2)         3.05            19.17             2.97              10.43
--------------------------------------------------------------------------------------------------------------------
MSCI World Index(2)                               10.02            19.26             2.64               5.82
--------------------------------------------------------------------------------------------------------------------
MSCI World Growth Index(2)                         9.74            16.17             0.38               3.16
--------------------------------------------------------------------------------------------------------------------
Lipper Global Large-Cap Growth Average(2)         10.17            17.36            (0.89)              2.85
--------------------------------------------------------------------------------------------------------------------
Lipper Global Funds Average(2)                    10.76            18.51             2.21               7.68
--------------------------------------------------------------------------------------------------------------------


Seligman Global Smaller Companies Fund and Related Composite Performance
Information:

Annual Total Returns For the Periods Ended December 31:


                                                            2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------
Seligman Global Smaller Companies Fund-Class A*
  (before taxes)                                            10.91%      15.87%      32.98%     (28.79)%
--------------------------------------------------------------------------------------------------------
Global Smaller Companies Total Composite (net)**(3)          8.06       16.34       45.79      (17.66)
--------------------------------------------------------------------------------------------------------
Global Smaller Companies Total Composite (gross)**(3)       15.70       24.76       56.65      (11.76)
--------------------------------------------------------------------------------------------------------
Citigroup Broad Market Less Than US$2 Billion Index(3)      17.41       25.07       52.85      (10.89)
--------------------------------------------------------------------------------------------------------
Lipper Global Small/Mid-Cap Core Fund Average(3)            12.80       18.96       44.36      (18.09)
--------------------------------------------------------------------------------------------------------
Lipper Global Small-Cap Funds Average(3)                    15.74       19.65       46.05      (18.86)
--------------------------------------------------------------------------------------------------------

                                                             2001        2000        1999        1998
--------------------------------------------------------------------------------------------------------
Seligman Global Smaller Companies Fund-Class A*
  (before taxes)                                            (21.55)%    (20.26)%     18.21%      0.65%
--------------------------------------------------------------------------------------------------------
Global Smaller Companies Total Composite (net)**(3)          (2.50)      (2.57)      38.92       7.54
--------------------------------------------------------------------------------------------------------
Global Smaller Companies Total Composite (gross)**(3)         3.74        3.85       48.32      14.71
--------------------------------------------------------------------------------------------------------
Citigroup Broad Market Less Than US$2 Billion Index(3)       (4.21)      (2.51)      22.82       3.45
--------------------------------------------------------------------------------------------------------
Lipper Global Small/Mid-Cap Core Fund Average(3)            (10.49)      (4.94)      45.90       0.82
--------------------------------------------------------------------------------------------------------
Lipper Global Small-Cap Funds Average(3)                    (15.49)      (7.78)      52.47       1.80
--------------------------------------------------------------------------------------------------------

Average Annual Total Returns For the Periods Ended December 31, 2005:

                                                                                                                   Since Inception
                                                                                                                    of Wellington
                                                                                                                      Composite
                                                                    One Year       Three Years      Five Years   (December 31, 1997)
------------------------------------------------------------------------------------------------------------------------------------
Seligman Global Smaller Companies Fund-Class A* (before taxes)       10.91%           23.51%            3.02%             3.08%
------------------------------------------------------------------------------------------------------------------------------------
Global Smaller Companies Total Composite (net)**(3)                   8.06            26.39            12.38             14.73
------------------------------------------------------------------------------------------------------------------------------------
Global Smaller Companies Total Composite (gross)**(3)                15.70            31.26            15.66             17.60
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Broad Market Less Than US$2 Billion Index(3)               17.41            30.89            13.88             11.17
------------------------------------------------------------------------------------------------------------------------------------
Lipper Global Small/Mid-Cap Core Funds Average(3)                    12.80            24.64             7.38              9.33
------------------------------------------------------------------------------------------------------------------------------------
Lipper Global Small-Cap Funds Average(3)                             15.74            27.00             6.28             10.61
------------------------------------------------------------------------------------------------------------------------------------

Seligman International Growth Fund and Related Composite Performance
Information:

Annual Total Returns For the Periods Ended December 31:




                                                                   2005          2004          2003          2002
--------------------------------------------------------------------------------------------------------------------
Seligman International Growth Fund-Class A* (before taxes)         0.51%         17.49%        23.36%       (24.19)%
--------------------------------------------------------------------------------------------------------------------
International Growth Total Composite (net)**(4)                   (0.30)         17.09         41.20        (21.83)
--------------------------------------------------------------------------------------------------------------------
International Growth Total Composite (gross) **(4)                 6.70          26.05         52.76        (15.42)
--------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index(4)                                                14.02          20.70         39.17        (15.66)
--------------------------------------------------------------------------------------------------------------------
MSCI EAFE Growth Index(4)                                         13.64          16.48         32.49        (15.76)
--------------------------------------------------------------------------------------------------------------------
Lipper International Multi-Cap Growth Funds Average(4)            15.40          16.64         36.16        (18.49)
--------------------------------------------------------------------------------------------------------------------
Lipper International Funds Average(4)                             14.65          18.04         34.75        (16.67)
--------------------------------------------------------------------------------------------------------------------

                                                                                  2000
                                                                               (beginning
                                                                   2001         July 31)
-------------------------------------------------------------------------------------------
Seligman International Growth Fund-Class A* (before taxes)        (31.50)%       (15.94)%
-------------------------------------------------------------------------------------------
International Growth Total Composite (net)**(4)                   (23.64)        (21.66)
-------------------------------------------------------------------------------------------
International Growth Total Composite (gross) **(4)                (18.00)        (17.08)
-------------------------------------------------------------------------------------------
MSCI EAFE Index(4)                                                (21.21)         (6.52)
-------------------------------------------------------------------------------------------
MSCI EAFE Growth Index(4)                                         (24.41)        (12.47)
-------------------------------------------------------------------------------------------
Lipper International Multi-Cap Growth Funds Average(4)            (23.45)        (11.97)
-------------------------------------------------------------------------------------------
Lipper International Funds Average(4)                             (21.71)         (7.84)
-------------------------------------------------------------------------------------------

Average Annual Total Returns For the Periods Ended December 31, 2005:

                                                                                                              Since
                                                                                                            Inception
                                                                                                          of Wellington
                                                                                                            Composite
                                                                                                            (July 31,
                                                                One Year      Three Years    Five Years        2000)
-------------------------------------------------------------------------------------------------------------------------
Seligman International Growth Fund-Class A* (before taxes)         0.51%         17.11%        (1.66)%        (3.77)%
-------------------------------------------------------------------------------------------------------------------------
International Growth Total Composite (net)**(4)                   (0.39)         21.94          3.65          (0.33)
-------------------------------------------------------------------------------------------------------------------------
International Growth Total Composite (gross)**(4)                  6.70          27.13          7.34           3.13
-------------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index(4)                                                14.02          24.16          4.94           3.26
-------------------------------------------------------------------------------------------------------------------------
MSCI EAFE Growth Index(4)                                         13.64          20.57          2.23          (0.42)
-------------------------------------------------------------------------------------------------------------------------
Lipper International Multi-Cap Growth Funds Average(4)            15.40          22.50          6.79          (0.36)
-------------------------------------------------------------------------------------------------------------------------
Lipper International Funds Average(4)                             14.65          22.25          7.00           3.14
-------------------------------------------------------------------------------------------------------------------------

* Returns for Class A shares reflect the effect of the service fee of up to 0.25% under the Administration, Shareholder Services and Distribution Plan and also reflect the effect of sales charges of 4.75%. Returns for the Class I shares will generally be higher than those of the Class A shares as the Class I shares are not subject to any initial or contingent sales charges or distribution fees. Returns for Class A shares are shown before taxes. After-tax returns for the Fund would be different, although actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

** Composite performance returns include all fully discretionary, fee paying accounts under Wellington Management's management which are defined by the rele- vant profile described below. The performance information is limited and may not reflect performance in all economic cycles. The accounts in the composite were not necessarily subject to certain investment and other restrictions imposed on registered investment companies, including those under the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, might have adversely affected performance. The aggregate returns of the accounts in any of Wellington Management's composites may not reflect the returns of any particular account of Wellington Management. The performance reflected in Wellington Management's composites has been calculated in compliance with the Performance Presentation Standards of the Association for Investment Management and Research ("AIMR-PPS"), the US and Canadian version of the Global Investment Performance Standards ("GIPS"), which differs from the method used by the SEC. Performance results ("gross") are net of commissions and other direct expenses, but before (gross of) management fees, custody charges, withholding taxes and other indirect expenses. Performance results ("net") are the "gross" performance results, after the deduction of historical actual total annual fund operating expenses of Class A shares during the applicable periods. Total annual fund operating expenses include investment advisory fees, distribution and service ("12b-1") fees, custodial fees, and other expenses, without provision for any applicable federal or state income taxes, if any. Net per- formance results shown for each composite reflect the deduction of a sales charge of 4.75%.


(1) Accounts included in the Emerging Markets Total Composite seek to achieve returns above the Morgan Stanley Capital International Emerging Markets Index ("MSCI EM Index"), which is one of the Emerging Market Fund's benchmarks, by investing in non-U.S. equity securities of emerging market countries, including countries outside the MSCI EM Index. The Emerging Markets Total Composite inception date was March 31, 1994. The inception date of the Seligman Emerging Markets Fund was May 28, 1996. The "Since Inception" data for the Fund is calculated from May 31, 1996 as the relevant composite data could not be calculated from May 28, 1996. The Fund's benchmarks, the MSCI EM Index and the Lipper Emerging Markets Funds Average are unman-aged indices that assume the reinvestment of all distributions. The Lipper Emerging Markets Funds Average excludes the effect of sales charges and taxes and the MSCI EM Index excludes the effect of fees, sales charges and taxes. The MSCI EM Index measures the performance of stocks in 26 emerging market countries in Europe, Latin America and the Pacific Basin which are available to foreign investors. The Lipper Emerging Markets Funds Average measures the performance of mutual funds which invest at least 65% of total assets in equity securities of companies in emerging markets. Investors cannot invest direct- ly in an average or index.

(2) Accounts included in the Global Growth Total Composite seek to achieve high, long-term returns in excess of the Morgan Stanley Capital International World Growth Index ("MSCI World Growth Index"), which is one of the Global Growth Fund's benchmarks, through investment in equity securities around the world. The Global Growth Total Composite inception date was September 30, 1998. The Fund's benchmarks, the Morgan Stanley Capital International World Index ("MSCI World Index"), the MSCI World Growth Index, the Lipper Global Large-Cap Growth Average and the Lipper Global Funds Average are unman- aged indices that assume reinvestment of all distributions. The Lipper Averages excludes the effect of sales charges and taxes and the MSCI World Index and the MSCI World Growth Index exclude the effect of fees, sales charges and taxes. The MSCI World Index measures the performance of stocks in 23 devel- oped markets in North America, Europe and the Asia/Pacific region. The MSCI World Growth Index is a market-capitalization-weighted equity index com- prised of 23 countries and representing "growth" (high price to book value) securities in the world's developed stock markets. The Lipper Global Large-Cap Growth Average measures the performance of funds that invest at least 75% of their equity assets in companies both inside and outside of the U.S. with mar- ket capitalizations (on a three-year weighted basis) greater than the 500th-largest company in the S&P/Citigroup World Broad Market Index. Lipper Global Funds Average measures the performance of mutual funds which invest at least 25% of total assets in equity securities traded outside the US, and which may own US securities. Investors cannot invest directly in an average or index.

(3) Accounts included in the Global Smaller Companies Total Composite seek to achieve long-term returns in excess of the Citigroup Broad Market Less Than US$2 Billion Index, which is a benchmark of Global Smaller Companies Fund. This is achieved through active fundamental research of small companies, where Wellington Management seeks to invest in both extended growth opportunities and special situations in the global equity market. The Global Smaller Companies Total Composite inception date was December 31, 1997. The Global Smaller Companies benchmarks, the Citigroup Broad Market Less Than US$2 Billion Index, the Lipper Global Small/Mid-Cap Core Funds Average and the Lipper Global Small-Cap Funds Average, are unmanaged indices that assume reinvestment of all distributions. The Lipper Averages excludes the effect of sales charges and taxes and the Citigroup Broad Market Less Than US$2 Billion Index excludes the effect of fees, sales charges and taxes. The Citigroup Broad Market Less Than US$2 Billion Index represents the entire universe of institutionally investable securities with total available market capitalization of at least the local equivalent of US $100 million and not more than US $2 billion. The Lipper Global Small/Mid-Cap Core Funds Average measures the performance of funds that invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) less than the 500th-largest company in the S&P/Citigroup World Broad Market Index. The Lipper Global Small-Cap Funds Average measures the performance of mutual funds which invest at least 25% of their total assets in equity securities of companies whose primary trading markets are outside the US, and which invest at least 65% of total assets in companies with market capitalizations of less than US $1 billion at the time of purchase. Investors cannot invest directly in an average or index.


(4) Accounts included in the International Growth Total Composite seek to achieve high, long-term returns in excess of the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Growth Index ("MSCI EAFE Growth Index") through investment in equity securities around the world. The International Growth Total Composite inception date was July 31, 2000. The International Growth Fund's benchmarks, the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index ("MSCI EAFE Index"), the MSCI EAFE Growth Index, the Lipper International Funds Average and the Lipper International Multi-Cap Growth Funds Average are unmanaged indices that assume reinvestment of all distributions. The Lipper Averages excludes the effect of sales charges and taxes and the MSCI EAFE Index and the MSCI EAFE Growth Index exclude the effect of fees, sales charges and taxes. The MSCI EAFE Index measures the performance of stocks in 21 developed markets in Europe, Australasia, and the Far East. The Lipper International Funds Average measures the performance of mutual funds which invest in equity securities of companies whose primary trading markets are outside the US. Lipper International Multi- Cap Growth Funds Average measures the performance of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. The MSCI EAFE Growth Index measures the performance of stocks in developed markets in Europe, Australasia and the Far East that have demonstrable earnings and sales growth characteristics. Investors cannot invest directly in an average or index.

Frequently Asked Questions About Regulatory Matters


In late 2003, Seligman conducted an extensive internal review in response to public announcements concerning mutual fund trading practices. The following discussion has been prepared to provide shareholders with important information.


For purposes of this discussion, J. & W. Seligman & Co. Incorporated and its affiliates and related parties are referred to as "Seligman" or the "Manager," and the Seligman registered investment companies are referred to as the "Seligman Funds."

Q1.   Have any Seligman employees engaged in improper trading?


A. The Manager conducted an internal review of employee trading in shares of the Seligman Funds in the fall of 2003 and continues to mon- itor employee trading in the Seligman Funds. The Manager has not found any improper trad- ing activity by Seligman employees.


Q2. Does Seligman have any policies relating to employee investment in the Seligman Funds?

A. A majority of Seligman employees invest in the Seligman Funds, either directly or through the Seligman 401(k) plans. Trading by employ- ees is monitored by the Manager's legal department and is subject to the Manager's Code of Ethics. In addition, unlike many 401(k) plans that permit daily trading, the Seligman 401(k) plans permit only weekly trad-ing activity. All Seligman employees have been informed that excessive trading with respect to the Seligman Funds, or trading in the Seligman Funds based upon inside informa- tion, is inappropriate and may, in certain cases, be illegal. Employees who engage in inappropriate trading will be subject to disci- plinary action, which may include termination of employment.

Q3. Has Seligman engaged in improper disclosure of a Fund's portfolio holdings?


A. The Manager has found no improprieties relat- ing to the disclosure of a Fund's portfolio hold- ings. The Manager has not disclosed and does not disclose a Fund's portfolio holdings prior to public dissemination, unless such disclosure is made for legitimate business purposes and only if the Manager believes that such disclo- sure will not be detrimental to a Fund's inter- est. A description of the policies and proce- dures with respect to the disclosure of each Fund's portfolio securities is set forth in each Fund's Statement of Additional Information.


Q4. What is Seligman's policy with regard to receipt of late trades (i.e., after 4:00 pm Eastern Time)?

A. Seligman does not accept late trades directly from Fund shareholders or prospective share- holders. The large majority of mutual fund trades submitted to Seligman are from broker- dealer firms and other financial intermediaries on behalf of their clients. These intermediaries have an obligation to ensure that trades sub- mitted to the Seligman Funds after 4:00 pm on a trading day for that day's net asset value were, in fact, received by those entities by 4:00 pm on that day. This applies to all trades from intermediaries, including those that are trans- mitted electronically to Seligman after the market closes. Although the Seligman Funds and the Manager, like other mutual fund groups, cannot determine the time at which orders received through financial intermedi- aries were placed, the Manager expects mutu- al fund trades submitted to Seligman by finan- cial intermediaries to comply with all applica- ble laws and regulations. Seligman has con- tacted every financial intermediary that offers, sells, or purchases shares of the Seligman Funds in order to remind all of them of their responsibility to have reasonable policies and procedures to ensure that they comply with their legal and contractual obligations. The Manager has found no instances of Fund shareholders engaging in late trading directly with the Seligman Funds. Seligman will cooperate with and support any governmental or regulatory investigation to identify and hold accountable any financial intermediary that has submitted orders in violation of applicable laws or regulations.

      Q5. What is Seligman's policy regarding market timing?


A. Seligman has policies and procedures in place to restrict trades that, in its judgment, could prove disruptive in the management of portfo- lios of the Seligman Funds. As part of the Manager's procedures, the Manager frequently rejects trades, issues warning letters, and pro- hibits accounts from making further exchanges. Since September 2003, when the first proceedings relating to trading practices within the mutual fund industry were publicly announced, Seligman has taken additional steps to strengthen its policies and proce- dures. A general description of the Seligman Funds' policies is set forth in each Fund's prospectus.


Q6.   Has Seligman conducted an internal review relating to market timing?


A. The Manager completed its internal review in the fall of 2003. As of September 2003, the Manager had one arrangement that permitted frequent trading. This arrangement was in the process of being closed down by the Manager before September 2003. Based on a review of the Manager's records for 2001 through 2003, the Manager identified three other arrange- ments that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The results of the Manager's internal review were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements, the Manager in May 2004 paid approximately $75,000 to Seligman Global Growth Fund, $300,000 to Seligman Global Smaller Companies Fund and $1.6 million to Seligman Global Technology Fund in recognition that these global investment funds presented some potential for time zone arbi-trage. The amounts paid by the Manager represented less than 1/2 of 1% of each such Fund's net asset value as of the date such payments were made. In addition, with respect to Seligman Communications and Information Fund and notwithstanding that time zone arbi-trage opportunities did not exist, the Manager, at the request of the Independent Directors, agreed to waive a portion of its management fee, amounting to five basis points (0.05%) per annum, for that Fund for a period of two years commencing on June 1, 2004.


Q7.   Does Seligman disclose its internal market timing control procedures?

A. Seligman's market timing control procedures are proprietary. The Manager believes that dis- closing these procedures will reduce their effectiveness.

Q8.   What new practices are being considered to prevent market timing abuses?


A. Like other members of the mutual fund indus- try, Seligman has considered, and continues to consider, numerous options, including the implementation of redemption fees. Seligman also has contacted every financial intermediary that offers, sells, or purchases shares of the Seligman Funds in order to inform all of them that they must have reasonable policies and procedures to ensure that they do not know- ingly permit or facilitate excessive trading of the Seligman Funds or knowingly use or facili-tate any methods designed to disguise such trading in the Seligman Funds.

Q9. Is Seligman involved with any federal or state investigation relating to market timing or late trading?


A. Since February 2004, Seligman has been in discussion with the New York staff of the SEC and the Office of the New York Attorney General ("Attorney General") in connection with their review of frequent trading in certain of the Seligman mutual funds. No late trading is involved. This review was apparently stimu- lated by Seligman's voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotia- tions, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on Seligman that were unaccept- able to Seligman, would have applied in perpe- tuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving for- ward under the terms of the tentative financial settlement, the staff was considering recom- mending to the Commissioners of the SEC the instituting of a formal action against Seligman. Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Funds.

      Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The sub- poenas seek various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman mutual funds to Seligman. Seligman has objected to the Attorney General's seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General's inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

      At the end of September 2005, the Attorney General indicated that it intends to file an action at some point in the future alleging, in substance, that Seligman permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure used by the Seligman Funds is and has been misleading. Seligman believes any such action would be without merit.

      Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any penalties or restitution will be paid by Seligman and not by the Seligman Funds.

      Seligman does not believe that the foregoing possible actions or any threatened legal actions should have a material adverse impact on Seligman or the Seligman Funds; however, there can be no assurance of this or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

Q10.  Does Seligman have any market timing arrangements at the current time?


A. Seligman has none. In addition, Seligman has strengthened existing controls to discourage and help prevent market timing.

Q11. Have any employees been disciplined in connection with the Manager's overall internal review?


A.    One employee has left Seligman.

Shareholder Information


Each Fund offers six Classes of shares. Only Class I shares are offered by this Prospectus. The Series' Board of Directors believes that no conflict of interest currently exists among each Fund's Classes of shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and applicable state law, will seek to ensure that no such conflict arises.


Seligman (as well as the Funds' distributor) may provide cash payments out of its own resources to financial intermediaries that sell shares of the Funds or otherwise provide services to the Funds. For more details regarding such payments, please consult the Series' Statement of Additional Information.

Pricing of Fund Shares


When you buy or sell shares, you do so at the Class's net asset value ("NAV") next calculated after Seligman Advisors accepts your request. However, in some cases, the Funds have authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of each Fund. In such instances, customer orders will be priced at the Fund's NAV next calculated after the authorized financial intermediary (or other person designated by such financial intermediary) receives the request. However, Seligman Advisors may reject any request to purchase shares under the circumstances discussed later in this Prospectus under the captions "Important Policies That May Affect Your Account" and "Frequent Trading of Fund Shares." Authorized financial intermediaries or their designees are responsible for forwarding your order in a timely manner.


If your buy or sell order is received by an authorized financial intermediary or its designee after the close of regular trading on the New York Stock Exchange ("NYSE"), the order will be executed at the Class's NAV calculated as of the close of regular trading on the next NYSE trading day. When you sell shares, you receive the Class's per share NAV.

--------------------------------------------------------------------------------
NAV: Computed separately for each Class by dividing that Class's share of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.
--------------------------------------------------------------------------------

The NAV of each Fund's shares is determined each day, Monday through Friday, on days that the NYSE is open for trading. Because the Funds have portfolio securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Funds do not price their shares, the value of a Fund's portfolio securities may change on days when you may not be able to buy or sell Fund shares.

Generally, portfolio securities are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. However, since trading in foreign securities is substantially completed each day at various times prior to the close of regular trading on the NYSE, the closing prices for such securities may not fully reflect events that occur after the local markets close but before the close of the NYSE. The Board of Directors of the Series has approved "fair value" procedures under which a third party pricing service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationships between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any) and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

In addition, if Seligman concludes that the most recently reported (or closing) price of a security held by a Fund is no longer valid or reliable, or such price is otherwise unavailable, Seligman will value the security at its fair value as determined in accordance with policies and procedures approved by the Board of Directors of the Series. These fair value proce-dures may be used to determine the value of a security held by a Fund in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts or extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of such security.


How to Buy Fund Shares


Class I shares are not subject to any initial or contingent deferred sales charges or distribution expenses. This Class, however, is only offered to certain types of investors. Class I shares may be purchased only by (i) a "qualified tuition program" (within the meaning of Section 529 of the Internal Revenue Code) approved by Seligman Advisors, (ii) certain qualified employee benefit plans offered to employees of Seligman and its affiliates and SDC, (iii) any qualified or non-qualified employee benefit plan or arrangement ("Benefit Plan") with over $200 million in assets that is approved by Seligman Advisors,
(iv) with respect to a specific Seligman fund in the Seligman Group of Funds, any Benefit Plan or other investor that makes an initial investment of $3,000,000 or more in Class I shares of that Seligman fund, and (v) any Benefit Plan with at least $25 million in assets purchasing Class I shares through a financial intermediary that has been authorized by Seligman Advisors to offer Class I shares pursuant to a written agreement. Each eligible investor is required to have a single account and trade electronically with SDC either through the electronic trading platform operated by the National Securities Clearing Corporation (NSCC) or other electronic means acceptable to SDC. Benefit Plans that have the same sponsor (or sponsors affiliated with one another) ("Affiliated Benefit Plans") may aggregate their investments for determining eligibility to invest in Class I shares. However, any Benefit Plan not otherwise eligible on its own to invest in Class I shares must place orders for shares of a Seligman fund through a single account maintained for the benefit of its Affiliated Benefit Plans.

To make your initial investment in the Fund, an account must be established with SDC.


How to Exchange Shares Among the Seligman Mutual Funds


You may sell Fund shares to buy shares of the same class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy shares of any Fund. Class I shares may not be offered by every Seligman mutual fund. Please consult the relevant fund's current prospectus to determine if it offers Class I shares. Exchanges will be made at each fund's respective NAV. Exchanges generally must be requested in writing and received by Seligman Advisors by 4:00 p.m. Eastern time to receive that day's NAV.


How to Sell Shares


Generally, institutional shareholders must send written instructions to SDC to sell Fund shares. SDC will send proceeds from a sale by means agreed on between each institutional shareholder and SDC. Sales handled by an authorized dealer or financial advisor generally must follow the same procedure. The Fund does not charge any fees or expenses for a sale handled by an authorized dealer or financial advisor, but the dealer or financial advisor may charge a service fee. SDC may require additional documents to sell Fund shares. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.


Important Policies That May Affect Your Account

To protect you and other shareholders, each Fund reserves the right to:

o     Refuse any request to buy Fund shares;

o     Reject any request received by telephone;

o Request additional information or close your account to the extent required or permitted by applicable law or regulations, including those relating to the prevention of money laundering;


o Close your account if it does not have a certified taxpayer identification number (this is your social security number for individuals); or


o Close your account if your account remains below $250,000 for a period of at least six months.

Frequent Trading of Fund Shares


As a matter of policy, each Fund discourages frequent trading of its shares. In this regard, the Board of Directors of the Series has adopted written policies and procedures that, subject to the limitations set forth below, are designed to deter frequent trading that may be disruptive to the management of a Fund's portfolio. If any Fund, Seligman Advisors (the Funds' distributor), or SDC (the Funds' shareholder servicing agent) (referred to collectively below as the "Seligman Parties") determine that you have exchanged more than twice from a Fund in any three-month period, you will not be permitted to engage in further exchange activity in such Fund for 90 days. The Seligman Parties may under certain circumstances also refuse initial or additional purchases of a Fund's shares by any person for any reason, including if that person is believed to be engaging, or suspected of engaging, in trading of fund shares in excess of the guidelines noted above. In addition, the Seligman Parties may under certain circumstances refuse to accept exchange requests for accounts of any person that has had a previous pattern (even if involving a different fund in the Seligman Group) of trading in excess of the guidelines noted above. Furthermore, if you purchase shares of a Fund through a financial intermediary, your ability to purchase or exchange shares of a Fund could be limited if your account is associated with a person (e.g., broker or financial advisor) previously identified by the Seligman Parties as engaging in trading activity in excess of the guidelines noted above. The Funds' policies do not permit exceptions to be granted, and the policies are, to the extent possible, applied uniformly to all accounts where beneficial ownership has been ascertained.


Shareholders and their financial intermediaries seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Seligman Parties to prevent excessive trading, there is no guarantee that the Seligman Parties will be able to identify such shareholders or curtail their trading practices. The ability of the Seligman Parties to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations and hindered by financial intermediaries purposefully or unwittingly facilitating these practices. In addition, each Fund receives purchase, exchange and redemption orders through financial intermediaries, some of whom hold shares through omnibus accounts, and the Seligman Parties will not, under most circumstances, know of or be able to reasonably detect excessive trading which may occur through these financial intermediaries. Omnibus account arrangements and their equivalents (e.g., bank trust accounts and retirement plans) are a common form of holding shares of funds by many brokers, banks and retirement plan administrators. These arrangements often permit the financial intermediary to aggregate many client transactions and ownership positions and provide each Fund with combined purchase and redemption orders. In these circumstances, the Seligman Parties may not know the identity of particular shareholders or beneficial owners or whether particular purchase or sale orders were placed by the same shareholder or beneficial owner. A substantial percentage of shares of each Fund may be held through omnibus accounts and their equivalents.


To the extent that the efforts of the Seligman Parties are unable to eliminate excessive trading practices in a Fund, these practices may interfere with the efficient management of such Fund's portfolio, hinder such Fund's ability to pursue its investment objective and may reduce the returns of long-term shareholders. Additionally, these practices may result in a Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit to a greater extent and engaging in additional portfolio transactions. Increased portfolio transactions and use of the line of credit could correspondingly increase a Fund's operating costs and decrease a Fund's investment performance. Maintenance of a higher level of cash balances necessary to meet frequent redemptions could likewise result in lower Fund investment performance during periods of rising markets.


Investors who purchase shares of a Fund that invests in non-U.S. securities and/or small-cap securities may be more likely to seek to use frequent trading strategies to take advantage of potential arbitrage opportunities. Such activity could adversely impact the Fund.

--------------------------------------------------------------------------------
Dividend:

A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest earned on portfolio securities less expenses).

Capital Gain Distribution:

A payment to mutual fund shareholders which represents profits realized on the sale of securities in a fund's portfolio.

Ex-dividend Date:

The day on which any declared distributions (dividends or capital gains) are deducted from a fund's assets before it calculates its NAV.
--------------------------------------------------------------------------------

Dividends and Capital Gain Distributions


Each Fund generally pays any dividends from its net investment income and distributes any net capital gains realized on investments annually. It is expected that each Fund's distributions will be primarily capital gains. The Global Growth Fund and International Growth Fund had substantial capital loss carryforwards which are available for offset against future net capital gains, expiring in varying amounts through 2011. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforwards.


Institutional shareholders such as tax-deferred retirement plans and qualified State tuition programs generally will have dividend and capital gain distributions reinvested in additional Fund shares. Other institutional shareholders may elect to:

(1)   reinvest both dividends and capital gain distribu- tions;

(2)   receive dividends in cash and reinvest capital gain distributions; or

(3)   receive both dividends and capital gain distribu- tions in cash.


If you want to change your election, you may write to SDC at P.O. Box 9759, Providence, RI 02940-9759, or an authorized dealer or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

Dividends or capital gain distributions that are not reinvested will be sent by means agreed on between SDC and each institutional shareholder. Such distributions can be sent by check or by wire transfer, or, if you have current ACH bank information on file, directly deposited into a predesignated bank account, typically within 2 business days from the payable date.


Dividends and capital gain distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the ex-dividend date.

Taxes


The tax treatment of dividends and capital gain distributions is the same whether you take them in cash or reinvest them to buy additional Fund shares. Dividends paid by the Fund are taxable to you as ordinary income. Tax-deferred retirement plans and qualified tuition programs are not taxed currently on dividends or capital gain distributions or on exchanges.

You may be taxed at different rates on capital gains distributed by the Fund depending on the length of time the Fund holds its assets.


When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.


An exchange of a Fund's shares is a sale and may result in a gain or loss for federal income tax purposes.


Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

The Seligman Mutual Funds
EQUITY
--------------------------------------------------------------------------------

Specialty
--------------------------------------------------------------------------------


Seligman Communications and Information Fund+

Seeks capital appreciation by investing in companies operating in aspects of the communications, information and related industries.

Seligman Emerging Markets Fund+


Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging markets.

Seligman Global Technology Fund

Seeks long-term capital appreciation by investing primarily in global securities (US and non-US) of companies in the technology and technology-related industries.

Small Company
--------------------------------------------------------------------------------


Seligman Frontier Fund+


Seeks growth of capital by investing primarily in small company growth stocks.


Seligman Global Smaller Companies Fund+


Seeks long-term capital appreciation by investing in securities of smaller companies around the world, including the US.


Seligman Smaller-Cap Value Fund+


Seeks long-term capital appreciation by investing in equities of smaller companies, deemed to be "value" companies by the investment manager.

Medium Company
--------------------------------------------------------------------------------


Seligman Capital Fund+

Seeks capital appreciation by investing in the common stocks of medium-sized companies.


Large Company
--------------------------------------------------------------------------------


Seligman Common Stock Fund+


Seeks total return through a combination of capital appreciation and current income.


Seligman Global Growth Fund+


Seeks capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.


Seligman Growth Fund+


Seeks long-term capital appreciation.


Seligman International Growth Fund+


Seeks long-term capital appreciation by investing in securities of medium- to large-sized companies, primarily in the developed markets outside the US.


Seligman Large-Cap Value Fund+


Seeks long-term capital appreciation by investing in equities of large companies, deemed to be "value" companies by the investment manager.

Balanced
--------------------------------------------------------------------------------


Seligman Income and Growth Fund+


Seeks total return through a combination of capital appreciation and income consistent with what is believed to be a prudent allocation between equity and fixed-income securities.

Real Estate
--------------------------------------------------------------------------------


Seligman LaSalle Monthly Dividend Real Estate Fund+


Seeks to provide a high level of current income. Capital appreciation is a secondary objective.

FIXED-INCOME
--------------------------------------------------------------------------------

Income
--------------------------------------------------------------------------------


Seligman High-Yield Bond Fund+

Seeks a high level of current income and may also consider the potential for capital appreciation consistent with prudent investment management. The Fund invests primarily in non-investment grade, high-yield securities.

Seligman Investment Grade Fixed Income Fund+


Seeks to produce a high level of current income consistent with prudent exposure to risk. Capital appreciation is a secondary objective.

Seligman U.S. Government Securities Fund


Seeks a high level of current income consistent with prudent investment risk primarily by investing in a diversified portfolio of securities issued or guaranteed by the US government, its agencies or instrumentalities, or government sponsored enterprises.


Municipal
--------------------------------------------------------------------------------

Seligman Municipal Funds:

National Fund

Seeks maximum income, exempt from regular federal income taxes.

State-specific funds:*

Seek to maximize income exempt from regular federal income taxes and from regular income taxes in the designated state.

California                  Louisiana                    New Jersey
o High-Yield                Maryland                     New York
o Quality                   Massachusetts                North Carolina
Colorado                    Michigan                     Ohio
Florida                     Minnesota                    Oregon
Georgia                     Missouri                     Pennsylvania
                                                        South Carolina

*     A small portion of income may be subject to state and local taxes.

Money Market
--------------------------------------------------------------------------------


Seligman Cash Management Fund+

Seeks to preserve capital and to maximize liquidity and current income by investing only in high-quality money market securities. The fund seeks to maintain a constant net asset value of $1.00 per share.


ASSET ALLOCATION
--------------------------------------------------------------------------------

Seligman Time Horizon/Harvester Series, Inc. is an asset-allocation type mutual fund. It offers four different asset-allocation funds that pursue their investment objectives by allocating their assets among other mutual funds in the Seligman Group.

Seligman Time Horizon 30 Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in aggressive growth-oriented domestic and international equity securities weighted toward small- and medium-capitalization companies.

Seligman Time Horizon 20 Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in growth-oriented domestic and international equity securities, with a more even weighting among small-, medium-and large-capitalization companies than Seligman Time Horizon 30 Fund.

Seligman Time Horizon 10 Fund


Seeks capital appreciation by creating a portfolio of mutual funds that invests in small-, medium- and large-capitalization domestic and international equity securities as well as real estate securities and domestic fixed-income securities.

Seligman Harvester Fund


Seeks capital appreciation and preservation of capital with current income and growth of income by creating a portfolio of mutual funds that invests in medium- and large-capitalization and dividend producing domestic and international equity securities supplemented by a larger allocation to real estate securities as well as domestic fixed-income securities, cash and cash equivalents than Seligman Time Horizon 10 Fund.

Seligman TargetHorizon ETF Portfolios, Inc. offers three asset-allocation mutual funds that seek to achieve their respective investment objectives by allocating their assets among exchange-traded funds (ETFs).

Seligman TargETFund 2025+

Seeks capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2025 approaches.

Seligman TargETFund 2015+

Seeks capital appreciation and current income consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2015 approaches.

Seligman TargETFund Core+

Seeks capital appreciation and preservation of capital with current income.

+     Offers Class I shares.

Financial Highlights


The table below is intended to help you understand the financial performance of each Fund's Class I shares since inception. Certain information reflects financial results for a single share of Class I shares held throughout the period shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all your dividends and capital gain distributions, if any. Total return does not reflect any sales charges or taxes and is not annualized. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has audited this financial information. Their report, along with the Funds' financial statements, are included in the Series' Annual Report, which is available upon request.


Emerging Markets Fund


                                                                                Year ended October 31,              11/30/01**
                                                                    --------------------------------------------        to
CLASS I                                                                  2005            2004           2003        10/31/02
---------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $7.92           $6.61          $4.37         $4.51
---------------------------------------------------------------------------------------------------------------------------------
Income (Loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                                   0.06            0.05             --@           --@
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                  2.70            1.18           1.94         (0.17)
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) from foreign currency
    transactions@@                                                       (0.08)           0.08           0.30          0.03
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          2.68            1.31           2.24         (0.14)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $10.60           $7.92          $6.61         $4.37
---------------------------------------------------------------------------------------------------------------------------------
Total Return:                                                            33.84%          19.82%         51.26%        (3.10)%
---------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                                $6,470          $4,836         $3,444        $1,831
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                   1.89%           1.87%          2.35%         1.85%+
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                      0.62%           0.63%          0.06%         0.14%+***
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 129.33%         106.84%        251.65%       149.82%++***
---------------------------------------------------------------------------------------------------------------------------------

----------
See footnotes on page 40.

Global Growth Fund


                                                                                Year ended October 31,                11/30/01**
                                                                    --------------------------------------------         to
CLASS I                                                                  2005            2004           2003          10/31/02
----------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $7.45           $6.29          $5.21          $7.47
----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) from investment operations:
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                            0.01           (0.03)          0.01          (0.01)
----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                  0.28            0.96           0.79          (2.36)
----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) from foreign currency
    transactions@@                                                       (0.17)           0.23           0.28           0.11
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          0.12            1.16           1.08          (2.26)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $7.57           $7.45          $6.29          $5.21
----------------------------------------------------------------------------------------------------------------------------------
Total Return:                                                             1.61%        18.44%#          20.73%        (30.25)%
----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                                $2,207          $2,081         $1,544         $1,165
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                   1.59%           1.55%          1.83%          1.31%+***
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets               0.11%          (0.42)%         0.23%         (0.03)%+***
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 269.07%         270.63%        251.04%        120.78%++
----------------------------------------------------------------------------------------------------------------------------------


Global Smaller Companies Fund


                                                                                Year ended October 31,                11/30/01**
                                                                    ---------------------------------------------        to
CLASS I                                                                  2005            2004            2003         10/31/02
-----------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $13.91          $11.91           $9.00         $11.66
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) from investment operations:
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                            0.01              --@          (0.01)         (0.04)
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                  3.40            1.67            2.36          (2.98)
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) from foreign currency
    transactions@@                                                       (0.30)           0.33            0.56           0.36
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          3.11            2.00            2.91          (2.66)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $17.02          $13.91          $11.91          $9.00
-----------------------------------------------------------------------------------------------------------------------------------
Total Return:                                                            22.36%        16.79%#           32.33%        (22.81)%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                                $9,643          $7,979          $5,789         $3,161
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                   1.36%           1.45%           1.64%          1.24%+***
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets               0.05%          (0.02)%         (0.12)%        (0.43)%+***
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                  76.40%          94.65%         262.14%         99.70%++
-----------------------------------------------------------------------------------------------------------------------------------

See footnotes on page 40.

International Growth Fund


                                                                                Year ended October 31,                11/30/01**
                                                                    --------------------------------------------         to
CLASS I                                                                 2005            2004            2003          10/31/02
----------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $12.44          $10.13           $8.32          $10.13
----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) from investment operations:
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                           0.06           (0.02)           0.05            0.03
----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                 1.19            1.74            1.03           (2.35)
----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) from foreign currency
    transactions@@                                                      (0.60)           0.59            0.73            0.51
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         0.65            2.31            1.81           (1.81)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $13.09          $12.44          $10.13           $8.32
----------------------------------------------------------------------------------------------------------------------------------
Total Return:                                                            5.23%          22.80%          21.75%         (17.87)%
----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                               $9,292          $7,911          $5,254          $2,646
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                  1.46%           1.59%           1.74%           1.38%+***
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets              0.49%          (0.18)%          0.58%           0.41%+***
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                189.17%         241.12%         303.81%         216.01%++
----------------------------------------------------------------------------------------------------------------------------------

*     Per share amounts are calculated based on average shares outstanding.


**    Commencement of offering of shares.

*** Seligman, at its discretion, reimbursed certain expenses of Class I shares for the period from November 30, 2001 to October 31, 2002. Without such reim- bursements for the Funds, the ratios of expenses and net investment income (loss) would have been 1.94% and 0.05% for Emerging Markets Fund, 1.44% and (0.16)%, for Global Growth Fund, 1.29% and (0.48)% for Global Smaller Companies Fund, and 1.45% and 0.35% for the International Growth Fund, respectively.

@     Less than $0.01.

@@ The Fund separates the portion of its investment operations that resulted from changes in foreign exchange rates from the portion that resulted from changes in the market price of securities held and/or sold by the Fund.

+     Annualized.

++    For the year ended October 31, 2002.

# Excluding the effect of payments received from Seligman, total returns would have been 18.28% and 16.58% for the Global Growth Fund and Global Smaller Companies Fund, respectively.

                      [This Page Intentionally Left Blank]

How to Contact Us
Each Fund ..................................   Write:    Corporate Communications/
                                                         Investor Relations Department
                                                         J. & W. Seligman & Co. Incorporated
                                                         100 Park Avenue, New York, NY 10017


                                               Phone:    Toll-Free (800) 221-7844 in the US or
                                                         (212) 850-1864 outside the US

Your Regular (Non-Retirement) Account ......   Write:    Shareholder Services Department
                                                         Seligman Data Corp.
                                                         100 Park Avenue, New York, NY 10017

                                               Phone:    Toll-Free (800) 221-2450 in the US or
                                                         (212) 682-7600 outside the US

Your Retirement Account ....................   Write:    Retirement Plan Services
                                                         Seligman Data Corp.
                                                         100 Park Avenue, New York, NY 10017

                                               Phone:    Toll-Free (800) 445-1777

--------------------------------------------------------------------------------
24-hour automated telephone access is available by dialing (800) 622-4597 on a touchtone telephone. You will have instant access to price, yield, account balance, most recent transaction, and other information.
--------------------------------------------------------------------------------

                             SELIGMAN ADVISORS, INC.
                                 an affiliate of
                                       JWS
                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864
                       100 Park Avenue, New York, NY 10017

--------------------------------------------------------------------------------
For More Information


The information below is available, without charge, upon request by calling toll-free 800-221-2450 in the US or collect 212-682-7600 outside the US. You may also call these numbers to request other information about a Fund or to make shareholder inquiries.

Statement of Additional Information ("SAI") contains additional information about each Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about each Fund's investments. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. The Fund's SAI and most recent Annual/Semi-Annual Reports are also available, free of charge, at www.seligman.com. The website references are inactive textual references, and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.


This prospectus is intended for use in connection with certain tax-deferred investment programs.


Information about each Fund, including the Prospectus and SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, call (202) 942-8090. The Prospectus, SAI, Annual/Semi-Annual Reports and other information about a Fund are also available on the EDGAR Database on the SEC's Internet site: www.sec.gov.


Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER: 811-6485
--------------------------------------------------------------------------------

                        SELIGMAN GLOBAL FUND SERIES, INC.

                         Seligman Emerging Markets Fund
                           Seligman Global Growth Fund
                     Seligman Global Smaller Companies Fund
                         Seligman Global Technology Fund
                       Seligman International Growth Fund

                   (each, a "Fund", collectively, the "Funds")


                       Statement of Additional Information

                                  March 1, 2006


                                 100 Park Avenue
                            New York, New York 10017
                                 (212) 850-1864

                       Toll Free Telephone: (800) 221-2450
      For Retirement Plan Information - Toll-Free Telephone: (800) 445-1777


This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus of Seligman Global Fund Series, Inc. (the "Series"), dated March 1, 2006, offering Class A shares, Class B shares, Class C shares, Class D shares and Class R shares of each Fund in the Series, and the current Prospectus of the Series, dated March 1, 2006, offering Class I shares of Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund and Seligman International Growth Fund (together, the "Prospectuses"). This SAI, although not in itself a Prospectus, is incorporated by reference into the Prospectuses in its entirety. It should be read in conjunction with the Prospectuses, which you may obtain by writing or calling the Funds at the above address or telephone numbers.

The financial statements and notes included in the Series' Annual Report, which includes the Report of Independent Registered Public Accounting Firm thereon, are incorporated herein by reference. The Annual Report will be furnished to you, without charge, if you request a copy of this SAI.

The website references in this SAI are inactive textual references, and information contained in or otherwise accessible through these websites do not form a part of this SAI.


                                Table of Contents


      Fund History....................................................     2
      Description of the Funds and their Investments and Risks........     2
      Management of the Funds ........................................    13
      Control Persons and Principal Holders of Securities.............    22
      Investment Advisory and Other Services..........................    25
      Portfolio Managers..............................................    38
      Brokerage Allocation and Other Practices........................    45
      Capital Stock and Other Securities..............................    47
      Purchase, Redemption, and Pricing of Shares.....................    47
      Taxation of the Funds...........................................    55
      Underwriters....................................................    58
      Calculation of Performance Data.................................    61
      Financial Statements............................................    66
      General Information.............................................    66
      Appendix A......................................................    67

                                  Fund History


The Series was incorporated in Maryland on November 22, 1991 under the name Seligman International Fund Series, Inc. It changed its name to Seligman Henderson Global Fund Series, Inc. on May 25, 1993, and changed its name to its present name on January 21, 2000.


            Description of the Funds and their Investments and Risks

Classification


The Series is a diversified, open-end management investment company, or mutual fund, which consists of five separate and distinct series, or funds:


Seligman Emerging Markets Fund ("Emerging  Markets Fund")
Seligman Global Growth Fund ("Global  Growth Fund")
Seligman Global Smaller Companies Fund ("Global Smaller Companies Fund") Seligman Global Technology Fund ("Global Technology Fund")
Seligman International Growth Fund ("International Growth Fund")

Investment Strategies and Risks

The  following   information   regarding  each  Fund's   investments  and  risks
supplements the information contained in the Funds' Prospectuses.

General. In allocating each Fund's investments among geographic regions and individual countries, such factors as the relative economic growth potential of the various economies and securities markets; expected levels of inflation; financial, social and political conditions influencing investment opportunities; and the outlook for currency relationships will be considered.

Each Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. Each Fund will normally invest its assets in equity securities, including common stock, securities convertible into or exchangeable for common stock, depositary receipts, and warrants. A Fund may, however, invest up to 20% (25% in the case of Global Growth Fund and International Growth Fund) of its assets in preferred stock and debt securities. A Fund that invests "primarily" in a certain type of security invests at least 65% of its total assets in that type of security. Dividends or interest income are considered only when it is believed that such income will favorably influence the market value of a security in light of each Fund's objective of capital appreciation. Equity securities in which each Fund invests may be listed on a US or foreign stock exchanges or traded in US or foreign over-the-counter markets.

Debt securities in which each Fund may invest are not required to be rated by a recognized rating agency. As a matter of policy, each Fund, with the exception of the Emerging Markets Fund, will invest only in "investment-grade" debt securities or, in the case of unrated securities, debt securities that are deemed to be of equivalent quality to "investment-grade" securities. "Investment-grade" debt securities are rated within the four highest rating categories as determined by Moody's Investors Service ("Moody's") or Standard & Poor's Ratings Services ("S&P"). Securities rated within the highest of the four investment-grade categories (i.e., Aaa by Moody's and AAA by S&P) are judged to be of the best quality and carry the smallest degree of risk. For capital appreciation, the Emerging Markets Fund may invest up to 5% of its assets in governmental and corporate debt securities that, at the time of purchase by the Fund, are rated Baa or lower by Moody's and BBB or lower by S&P or, if unrated, deemed to be of comparable quality. The Emerging Markets Fund will not invest in debt securities rated lower than C by Moody's or C by S&P or, if unrated, deemed to be of comparable quality. Securities rated Baa/BBB or lower lack high quality investment characteristics and may also have speculative characteristics. (See Appendix A to this SAI which contains a description of these rating categories.) Debt securities are interest-rate sensitive, so their value tends to decrease when interest rates rise and increase when interest rates fall.

Each Fund may invest in securities represented by European Depositary Receipts ("EDRs"), American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are receipts generally issued by a domestic bank or trust company that represent the deposit of a security of a foreign issuer. ADRs may be publicly traded on exchanges or over-the-counter in the United States and are quoted and settled in US dollars at a price that generally reflects the US dollar equivalent of the home country share price. EDRs and GDRs are receipts similar to ADRs and are typically issued by foreign banks or trust companies and traded in Europe. Depositary Receipts may be issued as sponsored or unsponsored programs. In sponsored programs, the issuer has made arrangements to have its securities traded in the form of a Depositary Receipt. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, the import of such information may not be reflected in the market value of such securities. For purposes of a Fund's investment policies, an investment in Depositary Receipts will be deemed to be an investment in the underlying security.

By investing in foreign securities, a Fund will attempt to take advantage of differences among economic trends and the performance of securities markets in various countries. To date, the market values of securities of issuers located in different countries have moved relatively independently of each other, although markets in certain regions tend to move in the same direction. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the United States. The investment manager believes that, in comparison with investment companies investing solely in domestic securities, it may be possible to obtain significant appreciation from a portfolio of foreign investments and securities from various markets that offer different investment opportunities and are affected by different economic trends. International and global diversification reduces the effect events in any one country will have on a Fund's entire investment portfolio. Of course, a decline in the value of a Fund's investments in one country may offset potential gains from investments in another country.

Foreign Investment Risk Factors. Investments in securities of foreign issuers may involve risks that are not associated with domestic investments, and there can be no assurance that a Fund's foreign investments will present less risk than a portfolio of domestic securities. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about US issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the United States. Securities of some foreign issuers are less liquid, and their prices are more volatile than securities of comparable domestic issuers. Foreign securities settlement practices may in some instances be subject to delays and related administrative uncertainties which could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon and may involve a risk of loss to a Fund. Foreign securities markets may have substantially less trading volume than US markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States and transaction costs with respect to smaller capitalization companies may be higher than those of larger capitalization companies. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of expropriation or confiscatory taxation (in which case a Fund could lose its entire investment in a certain market); limitations on the removal of moneys or other assets of a Fund; political or social instability or revolution; or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

Each Fund may invest in sovereign debt. The actions of governments concerning their respective economies could have an important effect on their ability or willingness to service their sovereign debt. Such actions could have significant effects on market conditions and on the prices of securities and instruments held by a Fund, including the securities and instruments of foreign private issuers. Factors which may influence the ability or willingness of foreign sovereigns to service debt include, but are not limited to: the availability of sufficient foreign exchange on the date payment is due; the relative size of its debt service burden to the economy as a whole; its balance of payments
(including export performance) and cash flow situation; its access to international credits and investments; fluctuations in interest and currency rates and reserves; and its government's policies towards the International Monetary Fund, the World Bank and other international agencies. If a foreign sovereign defaults on all or a portion of its foreign debt, a Fund may have limited legal recourse against the issuer and/or guarantor. In some cases, remedies must be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the prevailing country.

Foreign Currency Risk Factors. Investments in foreign securities will usually be denominated in foreign currency, and each Fund may be affected, favorably or unfavorably, by the relative strength of the US dollar, changes in foreign currency and US dollar exchange rates, and exchange control regulations. A Fund may incur costs in connection with conversions between various currencies. A Fund's net asset value per share will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a Fund. The rate of exchange between the US dollar and other currencies is generally determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flow, and numerous other factors, including, in some countries, local governmental intervention), but can sometimes be affected by the imposition of fixed exchange rates that may overvalue a foreign currency, to the detriment of foreign investors.

Emerging Market Investment Risk Factors. Some of the risks described in the preceding paragraphs may be more severe for investments in emerging countries. By comparison with the United States and other developed countries, emerging countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less seasoned and more recently organized than many domestic companies. Prices of securities traded in the securities markets of emerging countries tend to be volatile. Furthermore, foreign investors are subject to many restrictions in emerging countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital or the payment of special levies and taxes, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest.

The economies of individual emerging countries may differ favorably or unfavorably from the US economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of emerging countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.


Smaller Company Investment Risk Factors. Although smaller companies may generally have greater earnings and sales growth potential than larger companies, investments in such companies may involve greater risks, such as limited product lines, limited markets and limited financial and managerial resources. Less frequently traded securities may be subject to more abrupt price movements than securities of larger companies.

Technology Investment Risk Factors. The value of Global Technology Fund shares may be susceptible to factors affecting technology and technology-related industries and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities. Technology and technology-related industries may be subject to greater governmental regulation than many other industries in certain countries, as well as changes in governmental policies, and the need for regulatory approvals may have a material adverse effect on these industries. Additionally, these companies may be subject to risks of developing technologies, competitive pressures, and other factors and are dependent upon consumer and business acceptance as new technologies evolve. Securities of smaller, less experienced companies also may involve greater risks, such as limited product lines, limited markets and limited financial and managerial resources, and trading in such securities may be subject to more abrupt price movements than trading in the securities of larger companies.


Derivatives. Each Fund may invest in financial instruments commonly known as "derivatives" only for hedging or investment purposes. A Fund will not invest in derivatives for speculative purposes, which means where the derivative investment exposes the Fund to undue risk of loss, such as where the risk of loss is greater than the cost of the investment.

A derivative is generally defined as an instrument whose value is derived from, or based upon, some underlying index, reference rate (e.g., interest rates or currency exchange rates), security, commodity, or other asset. A Fund will not invest in a specific type of derivative without prior approval from the Funds' Board of Directors after consideration of, among other things, how the derivative instrument serves the Fund's investment objective, and the risks associated with the investment. Pursuant to this policy, each Fund is permitted to invest in forward foreign currency exchange contracts, commodities and commodity contracts, rights and warrants, options and access trades, as more fully described below.


Forward Foreign Currency Exchange Contracts. Changes in exchange rates will be considered in making investment decisions. As one way of managing exchange rate risk, each Fund may enter into forward currency exchange contracts. A forward foreign currency exchange contract is an agreement to purchase or sell a specific currency at a future date and at a price set at the time the contract is entered into. A Fund will usually enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A Fund may also use these contracts to hedge the US dollar value of securities it already owns. A Fund may be required to cover certain forward currency contract positions by establishing a segregated account with its custodian that will contain only liquid assets, including, but not limited to, US Government securities or other liquid high-grade debt obligations.

A Fund may enter into a forward contract to sell or buy the amount of a foreign currency it believes may experience a substantial movement against another currency (including the US dollar). In this case, the contract would approximate the value of some or all of a Fund's portfolio securities denominated in such foreign currency. If appropriate, a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or proxy currency act as an effective proxy for other currencies. In these circumstances, a Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movement in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, a Fund may commit a substantial portion or the entire value of its assets to the consummation of these contracts. The effect a substantial commitment of a Fund's assets to forward contracts could have on the investment program of such Fund and its ability to purchase additional securities will be considered.

Except as set forth above and immediately below, a Fund will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would oblige a Fund to deliver an amount of foreign currency in excess of the value of such Fund's portfolio securities or other assets denominated in that currency. A Fund, in order to avoid excess transactions and transaction costs, may nonetheless maintain a net exposure to forward contracts in excess of the value of its portfolio securities or other assets denominated in that currency provided the excess amount is covered by cash or liquid securities, denominated in any currency, having a value at least equal at all times to the amount of such excess. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, it is believed that it is important to have the flexibility to enter into such forward contracts when it is determined that the best interests of a Fund will be served.


At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency such Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver. However, a Fund may use cash or liquid securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.


If a Fund retains the portfolio security and engages in an offsetting transaction, such Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.


A Fund's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, each Fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, a Fund is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate.


Although a Fund will seek to benefit by using forward contracts, anticipated currency movements may not be accurately predicted and the Fund may therefore incur a gain or loss on a forward contract. A forward contract may help reduce a Fund's losses on securities denominated in foreign currency, but it may also reduce the potential gain on the securities depending on changes in the currency's value relative to the US dollar or other currencies. Additionally, this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Foreign currency forward contracts may not be available to a Fund on reasonable terms in many situations and a Fund may frequently choose not to enter into such contracts even when they are available.

Investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit or "spread" based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Commodities and Commodity Contracts. Each Fund may purchase and sell commodities and commodity contracts only to the extent that such activities do not result in that Fund being a "commodity pool" as defined in the Commodity Exchange Act and the Commodity Futures Trading Commission's regulations and interpretations thereunder. Approval of the Board of Directors must be granted for a Fund to invest in any new type of commodity if it is of a type the Fund has not previously utilized.

Use of these instruments can involve substantial risks. For example, derivative instruments can present investment risk to a Fund if the fluctuations in interest rates, currency values or the market to which the financial instrument is tied are not accurately predicted. Certain derivative instruments may involve the use of leverage and, as a result, there is the risk that the Fund could lose more than the amount of its original investment. For example, a Fund may purchase futures contracts by making a relatively small "margin deposit" and, if such contract is thereafter sold at a loss, that Fund could lose substantially more than the original margin deposit. Although the Funds will utilize only exchange-traded futures and options thereon, there can be no assurance that it will be able to close out positions when it wishes to. In addition, a futures or options strategy may not provide an exact hedge to a position.

Rights and Warrants. Each Fund may invest in common stock rights and warrants believed to provide capital appreciation opportunities. No more than 2% of net assets of a Fund may be invested in warrants not listed on the New York or American Stock Exchanges. For purposes of this restriction, rights and warrants acquired by a Fund in units or attached to securities may be deemed to have been purchased without cost.


Options. The investment manager must seek approval of the Board of Directors of the Series to invest in any option if it is of a type the Funds have not previously utilized. Pursuant to this policy, the Board has approved the investment manager's request that the Funds be permitted to purchase put options, call options, put spreads, call spreads and collars, and to sell covered call options (i.e., where a Fund owns the underlying security) and covered put options (i.e., where a Fund maintains cash or other collateral to cover the obligation created by the put). These instruments are described below.


An option is a contract that gives the holder the right to purchase ("call") or sell ("put") a specified security for an agreed upon price at any time before the contract's expiration date. The amount paid for an option is known as the premium, and the exercise price is known as the strike price. The purchaser of an option has the right, but not the obligation, to purchase or sell a security. The seller (or "writer") of an option, conversely, has an obligation to sell or purchase a security if the option is exercised. Some options have standardized terms and are traded on securities exchanges. Others are privately negotiated and have no or only a limited trading market. Options may be used individually or in combinations (e.g., put spreads and collars) to hedge securities positions or to seek increased investment returns.

In order for a purchased put option to be profitable, the market price of the underlying security must decline sufficiently below the strike price to cover the premium and transaction costs. Conversely, in order for a purchased call option to be profitable, the market price of the underlying security must increase sufficiently above the strike price to cover the premium and transaction costs. By using options in this manner, a Fund will reduce any profit it might have otherwise realized in the underlying security by the premium paid and by transaction costs.

Put spreads and collars are designed to protect against a decline in value of a security an investor owns. A collar involves the purchase of a put and the simultaneous writing of a call on the same security at a higher strike price. The put protects the investor from a decline in the price of the security below the put's strike price. The call means that the investor will not benefit from increases in the price of the stock beyond the call's strike price. In a put spread, an investor purchases a put and simultaneously writes a put on the same security at a lower strike price. This combination protects the investor against a decline in the stock price down to the lower strike price. The premium received for writing the call (in the case of a collar) or writing the put (in the case of a put spread) offsets, in whole or in part, the premium paid to purchase the put. In a call spread, an investor purchases a call and simultaneously sells a call on the same security, with the call sold having a higher strike price than the call purchased. The purchased call is designed to provide exposure to a potential increase in the value of a security an investor owns. The premium received for writing the call offsets, in part, the premium paid to purchase the corresponding call, but it also means that the investor will not benefit from increases in the price of the security beyond the sold call's strike price.


Options transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested. A person who purchases options runs the risk of losing the entire premium paid if the option expires "out of the money" (i.e., if the strike price for a call option is higher than the market price, or the strike price for a put option is lower than the market price). A person who writes options earns premium income but is subject to the risk of having to sell a security at less than its market price (or buy a security at more than its market price). When options are purchased over-the-counter, there is a risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such over-the-counter options may also be illiquid and, in such cases, a Fund may have difficulty closing out its position.

Access Trades. Each Fund may participate in access trades with a global securities broker as counterparty. Access trades are over-the-counter transactions that provide access to a designated security, group of securities or market index without directly investing in the reference security/index. For a commission, the counterparty agrees to provide a return based on the return of the reference security/index. Access trades are typically used in foreign markets where limits on direct foreign ownership can affect prices and/or where there are significant complexities in directly purchasing or selling shares in the reference security/index. Since access trades are over-the-counter transactions, each Fund bears the risk that the counterparty will be unable or unwilling to meet its obligations. In addition, since over-the-counter markets are generally less liquid than exchanges, a Fund may not be able to sell when it is deemed advantageous to do so. These risks will be potentially mitigated by limiting access trade exposure by a Fund to 5% of total assets at the time of purchase and dealing with counterparties believed to be reputable.

Other Investment Companies. Each Fund may invest in securities issued by other investment companies. Such investments are subject to the limitations on investments in other investment companies imposed by the Investment Company Act of 1940, as amended (the "1940 Act"), which generally prohibits each Fund from holding more than

3% of the outstanding voting securities of another investment company, and from investing more than 5% of its total assets in any one investment company, or more than 10% of its total assets in other investment companies overall. The Funds' investments in other investment companies may include investment in exchange-traded funds ("ETFs") if appropriate investment opportunities arise. ETFs are registered funds that trade on a stock exchange and generally seek to track the performance of a specified securities index.


If a Fund invests in other investment companies, shareholders would bear not only their proportionate share of that Fund's expenses (including operating expenses and advisory fees), but also similar expenses of the underlying investment companies, and that Fund's returns will therefore be lower.


Short Sales. Each Fund may sell securities short "against-the-box." A short sale "against-the-box" is a short sale in which a Fund owns an equal amount of the securities sold short or securities convertible into or exchangeable without payment of further consideration for securities of the same issuer as, and equal in amount to, the securities sold short.

Investments to Control. The Funds may not invest for the purpose of controlling or managing any company. If a Fund acquires a large percentage of the securities of a single issuer, it could be deemed to have invested in such issuer for the purpose of exercising control. If one of the Funds were to make such acquisitions, there is a risk that that Fund would become less diversified, which could increase the volatility of the Fund and increase the Fund's exposure to market, credit and other risks associated with certain issuers' financial condition and business operations.


Repurchase Agreements. Each Fund may enter into repurchase agreements as a short-term cash management tool. A repurchase agreement is an agreement under which a Fund acquires a security, generally a US Government obligation, subject to resale at a mutually agreed-upon price and time. The resale price reflects an agreed upon interest rate effective for the period of time a Fund holds the security and is unrelated to the interest rate on the security. A Fund's repurchase agreement will at all times be fully collateralized. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating securities underlying the agreement, a decline in the value of the underlying securities and a loss of interest. Repurchase agreements are typically entered into for periods of one week or less. As a matter of fundamental policy, a Fund will not enter into repurchase agreements of more than one week's duration if more than 10% of its net assets would be invested in such agreements and other illiquid securities.


Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 ("1933 Act")) and other securities that are not readily marketable. Each Fund does not currently expect to invest more than 5% of its assets in such securities. A Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Funds' Board of Directors may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board of Directors make this determination, it will carefully monitor the security (focusing on such factors, among others as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in a Fund, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.


Borrowing. Each Fund may from time to time borrow money to increase its portfolio of securities or for other purposes. Under the 1940 Act, each Fund is generally permitted to borrow from banks in amounts not exceeding one third of the value of its total assets, less liabilities other than such borrowings. The Board of Directors has adopted a non-fundamental restriction under which a Fund may not borrow more than 15% of the value of its total assets. Borrowings may be secured by a mortgage or pledge of a Fund's assets.


Borrowed money creates an opportunity for greater capital appreciation, but at the same time increases exposure to capital risk. The net cost of any money borrowed would be an expense that otherwise would not be incurred, and this expense will limit a Fund's net investment income in any given period.

Any gain in the value of securities purchased with money borrowed in excess of the cost of amounts borrowed would cause the net asset value of a Fund's shares to increase more than otherwise would be the case. Conversely, any decline in the value of securities purchased with money borrowed or any gain in value less than the cost of amounts borrowed would cause the net asset value of a Fund's shares to decline more than would otherwise be the case.

Lending of Portfolio Securities. Each Fund may lend portfolio securities if it is believed that such loans will be beneficial to the Fund. The borrower must maintain with the Fund cash or equivalent collateral equal to at least 100% of the market value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund amounts equal to the amounts of any dividends or interest paid on the securities. The Funds may invest the collateral and earn additional income or receive an agreed upon amount of interest income from the borrower. Loans made by the Funds will generally be short-term. Loans are subject to termination at the option of the lending Fund or the borrower. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the collateral to the borrower or placing broker. The Funds do not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. A Fund may lose money if a borrower defaults on its obligation to return securities and the value of the collateral held by that Fund is insufficient to replace the loaned securities. In addition, each Fund is responsible for any loss that might result from its investment of the borrower's collateral. Amounts paid to a Fund by borrowers in lieu of dividends may not be eligible to be passed through to the Fund's shareholders as qualifying dividend income that would be subject to a lower rate of federal income tax.


Except as otherwise specifically noted above, the Funds' investment strategies are not fundamental and a Fund, with the approval of the Board of Directors, may change such strategies without the vote of shareholders.


Fundamental Restrictions

Each Fund is subject to fundamental policies that place restrictions on certain types of investments. These policies cannot be changed except by vote of a majority of a Fund's outstanding voting securities. Under these policies, the Funds may not:


      - Purchase or sell commodities or commodity contracts, except to the extent permissible under applicable law and interpretations, as they may be amended from time to time;


      - Purchase securities on margin except as permitted by the 1940 Act or any rule thereunder, any Securities and Exchange Commission ("SEC") or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC;


      - Issue senior securities or borrow money, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC;

      - Make loans, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC;

      - Underwrite the securities of other issuers, except insofar as a Fund may be deemed an underwriter under the 1933 Act in disposing of a portfolio security or in connection with investments in other investment companies;

      - Purchase or hold any real estate, except a Fund may invest in securities secured by real estate or interests therein or issued by persons (including real estate investment trusts) which deal in real estate or interests therein;

      - Make any investment inconsistent with a Fund's classification as a diversified company under the 1940 Act;

      - Invest 25% or more of its total assets, at market value, in the securities of issuers in any particular industry, provided that this limitation shall exclude securities issued or guaranteed by the US Government or any of its agencies or instrumentalities; or

      - Purchase or retain the securities of any issuer (other than the shares of a Fund), if to the Fund's knowledge, those directors and officers of the Series and the directors and officers of the investment manager or subadviser, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such, together own beneficially more than 5% of such outstanding securities.


Certain of the Funds' fundamental policies set forth above prohibit transactions "except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC." The following discussion explains the flexibility that the Funds gain from these exceptions.

Purchase of securities on margin - A purchase on margin involves a loan from the broker-dealer arranging the transaction. The "margin" is the cash or securities that the borrower places with the broker-dealer as collateral against the loan. However, the purchase of securities on margin is effectively prohibited by the 1940 Act because the Funds generally may borrow only from banks. Thus, under current law, this exception does not provide any additional flexibility to the Funds.

Issuing senior securities - A "senior security" is an obligation with respect to the earnings or assets of a company that takes precedence over the claims of that company's common stock with respect to the same earnings or assets. The 1940 Act prohibits a mutual fund from issuing senior securities other than certain borrowings, but SEC staff interpretations allow a fund to engage in certain types of transactions that otherwise might raise senior security concerns (such as short sales, buying and selling financial futures contracts and selling put and call options), provided that the fund maintains segregated deposits or portfolio securities, or otherwise covers the transaction with offsetting portfolio securities, in amounts sufficient to offset any liability associated with the transaction. The exception in the fundamental policy allows the Funds to operate in reliance upon these staff interpretations.

Borrowing money - The 1940 Act permits a fund to borrow up to 33 1/3% of its total assets (including the amounts borrowed) from banks, plus an additional 5% of its total assets for temporary purposes, which may be borrowed from banks or other sources.

Making loans - The 1940 Act generally prohibits the Funds from making loans to affiliated persons but does not otherwise restrict the Funds' ability to make loans.


A Fund also may not change its investment objective without shareholder approval.

Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Fund; or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

The Funds also may not acquire any securities of a registered open-end investment company or a registered unit investment trust in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act. This policy is not fundamental.


Under Rule 35d-1(a)(2)(i) and (a)(2)(ii) of the 1940 Act, the Series, on behalf of its Emerging Markets Fund, Global Smaller Companies Fund and Global Technology Fund, may not change such Funds' "80%" investment policy as described in the Prospectuses without first providing notice to shareholders, as provided under Rule 35d-1(c) of the 1940 Act, at least 60 days prior to such change. This policy is not fundamental.

Temporary Defensive Position

In an attempt to respond to adverse market, economic, political, or other conditions, a Fund may invest up to 100% of its assets in cash or cash equivalents, including, but not limited to, prime commercial paper, bank certificates of deposit, bankers' acceptances, or repurchase agreements for such securities, and securities of the US Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. A Fund's investments in foreign cash equivalents will be limited to those that are believed to equate generally to the standards established for US cash equivalents. Investments in bank obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments, and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States.

Portfolio Turnover


A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the fiscal year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The Funds' portfolio turnover rates for the fiscal years ended October 31, 2005 and 2004 were:

               Fund                                2005              2004
               ----                                ----              ----

               Emerging Markets Fund              129.33%          106.84%
               Global Growth Fund                 269.07           270.63
               Global Smaller Companies Fund       76.40            94.65
               Global Technology Fund             150.83           133.51
               International Growth Fund          189.17           241.12


Disclosure of Portfolio Holdings


The Funds' full portfolio holdings, as well as portfolio weightings, are published quarterly, generally no earlier than 15 calendar days after the end of each calendar quarter on the website of the Fund's distributor, Seligman Advisors, Inc. ("Seligman Advisors"), (www.seligman.com). In addition, the Funds' top 10 holdings and the aggregate weighting of the top 10 holdings are published monthly, generally no sooner than 5 days after the end of each month. Seligman employees may freely distribute the Funds' portfolio holdings information described above to third parties the day after such information appears on Seligman Advisor's website. The foregoing monthly and quarterly information will remain available on Seligman Advisor's website for at least 5 months from the end of the period shown.

In accordance with the policies and procedures approved by the Series' Board of Directors, the Funds' portfolio holdings may be disclosed to certain parties prior to its public release if the disclosure is intended for research or other legitimate business purposes and the recipient is subject to a duty of confidentiality. Disclosures of portfolio holdings for such purposes (which may be on-going) are considered on a case-by-case basis, and the Funds' procedures require the prior written approval of the Chief Investment Officer of J. & W. Seligman & Co. Incorporated ("Seligman") (or a designee) and the Fund's Chief Compliance Officer ("CCO") with respect to disclosures intended for research purposes and the President of Seligman or Seligman Advisors (or their respective designees) and the Funds' CCO with respect to disclosures intended for other legitimate business purposes before any such disclosure. In connection with the CCO's review and approval, the CCO considers whether such disclosure is in the best interests of the Funds. If prior approval is granted, the recipient must enter into a written agreement prior to the release of the Funds' portfolio holdings information that includes, among other things, a requirement that the holdings be kept confidential and places limits on the use of the information for trading purposes. The CCO, who reports directly to the Series' Board of Directors regarding compliance with the Funds' policies, and Seligman's Chief Compliance Officer monitor compliance with this policy.

In addition, the Funds' policies expressly permit Seligman's employees to release the Funds' holdings information without a confidentiality agreement as necessary to facilitate the execution of securities transactions or to respond to questions about Seligman's views on individual securities or whether the Funds own or do not own a particular security; provided, that individual securities weightings will not be disclosed unless such weightings are otherwise provided in the quarterly disclosure noted above. Portfolio managers (or their designees) may also disclose certain information about individual securities or information about a particular investment style on an occasional basis to third parties for research purposes, provided that the information does not include the name of the Funds or the weightings of particular securities unless otherwise provided in the quarterly disclosure noted above. The Funds may also permit their auditors to have access to the Funds' portfolio holdings as necessary in connection with their auditing services.

Currently, Seligman has entered into ongoing arrangements to disclose the Funds' portfolio holdings prior to the public disclosure of such information with the following third party research providers: Salomon Analytics Inc. and Vestek Systems, Inc. The portfolio holdings are released to these research providers on an as-needed basis (including daily, if necessary). In addition, Seligman discloses the Funds' portfolio holdings to State Street Bank and Trust Company ("SSBT") in connection with back-office, and/or administrative services provided by SSBT and Institutional Shareholder Services in connection with proxy voting services provided. Also, Seligman discloses portfolio holdings to J.P. Morgan Chase Bank in connection with custodial services provided by such entity.

With respect to the Funds subadvised by Wellington Management Company, LLP ("Wellington Management"), Wellington Management has adopted the policies and procedures  relating to the  disclosure  of portfolio  holdings  approved by the
Series' Board of Directors. Currently, Wellington Management has entered into ongoing arrangements to disclose such Funds' portfolio holdings prior to the public disclosure of such information with the following third parties: Brown Brothers Harriman (daily, in connection with corporate actions and trade confirmations); FactSet Research Systems, Inc. (daily, for performance attribution services); Investment Technology Group (weekly, for research services); and ADP, Inc (daily, in connection with proxy voting services).

All of the above mentioned disclosures have been approved by Seligman's President or Chief Investment Officer and the Funds' CCO and are made pursuant to the terms of confidentiality agreements or provisions that prohibit the disclosure and restrict the use of the holdings information. No compensation is received by any party in consideration of the disclosure of the Funds' portfolio holdings pursuant to these arrangements.

                             Management of the Funds

Board of Directors

The Board of Directors provides broad supervision over the affairs of the Funds.

Management Information


Information with respect to Directors and officers of the Funds is shown below. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, New York 10017.

                                                                                                                           Number
                                                                                                                             of
                                                                                                                         Portfolios
                            Term of                                                                                        in Fund
                          Office and                                                                                       Complex
                           Length of                                                                                       Overseen
Name, (Age), Position(s)      Time          Principal Occupation(s) During Past 5 Years, Directorships                        by
      With Fund             Served*                           and Other Information                                        Director
      ---------             -------                           ---------------------                                        --------
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
John R. Galvin (76)       1995 to Date  Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University;             58
Director                                Director or Trustee of each of the investment companies of the Seligman
                                        Group of Funds**; and Chairman Emeritus, American Council on Germany.
                                        Formerly, Director, Raytheon Co. (defense and commercial electronics);
                                        Governor of the Center for Creative Leadership; and Trustee, Institute for
                                        Defense Analyses.  From February 1995 until June 1997, Director, USLIFE
                                        Corporation (life insurance). From June 1987 to June 1992, he was the
                                        Supreme Allied Commander, NATO, and the Commander-in-Chief, United
                                        States European Command.

Alice S. Ilchman (70)     1992 to Date  President Emerita, Sarah Lawrence College; Director or Trustee of each of the        58
Director                                investment companies of the Seligman Group of Funds**; Director, Jeannette
                                        K. Watson Fellowship (internships for college students); Trustee, Committee for Economic Development; Governor, Court of Governors, London School of
                                        Economics; and Director, Public Broadcasting Service (PBS).  Formerly,
                                        Trustee, Save the Children (non-profit child-assistance organization); Chairman
                                        (from January 1996 until December 2000), The Rockefeller Foundation
                                        (charitable foundation); and Director (from September 1987 until September
                                        1997), New York Telephone Company.

Frank A. McPherson (72)   1995 to Date  Retired Chairman of the Board and Chief Executive Officer of Kerr-McGee              58
Director                                Corporation (diversified energy and chemical company); Director or Trustee of each of the investment companies of the Seligman Group of Funds**; and
                                        Director, DCP Midstream GP, LLP (natural gas processing), Integris Health
                                        (owner of various hospitals), Oklahoma Chapter of the Nature Conservancy,
                                        Oklahoma Medical Research Foundation, Boys and Girls Clubs of Oklahoma,
                                        Oklahoma City Public Schools Foundation and Oklahoma Foundation for
                                        Excellence in Education.  Formerly, Director, ConocoPhillips (integrated international oil corporation); BOK Financial (bank holding company)
                                        Kimberly-Clark Corporation (consumer products); and the Federal Reserve
                                        System's Kansas City Reserve Bank (from 1990 until 1994).

Betsy S. Michel (63)      1992 to Date  Attorney; Director or Trustee of each of the investment companies of the             58
Director                                Seligman Group of Funds**; and Trustee, The Geraldine R. Dodge Foundation
                                        (charitable foundation). Formerly, Chairman of the Board of Trustees of St.
                                        George's School (Newport, RI) and Trustee, World Learning, Inc.
                                        (international educational training) and Council of New Jersey Grantmakers.


                                                                                                                           Number
                                                                                                                             of
                                                                                                                         Portfolios
                            Term of                                                                                        in Fund
                          Office and                                                                                       Complex
                           Length of                                                                                       Overseen
Name, (Age), Position(s)      Time          Principal Occupation(s) During Past 5 Years, Directorships                        by
      With Fund             Served*                           and Other Information                                        Director
      ---------             -------                           ---------------------                                        --------
------------------------------------------------------------------------------------------------------------------------------------
                                                  INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Leroy C. Richie (64)      2000 to Date  Counsel, Lewis & Munday, P.C. (law firm); Chairman and Chief Executive              57
Director                                Officer, Q Standards Worldwide, Inc. (library of technical standards); Director or Trustee of each of the investment companies of the Seligman Group of
                                        Funds** (with the exception of Seligman Cash Management Fund, Inc.);
                                        Director, Kerr-McGee Corporation (diversified energy and chemical company), Infinity, Inc. (oil and gas services and exploration) and Vibration
                                        Control Technologies, LLC (auto vibration technology); Lead Outside
                                        Director, Digital Ally Inc. (digital imaging); Director and Chairman, Highland
                                        Park Michigan Economic Development Corp.; and Chairman, Detroit Public
                                        Schools Foundation.  Formerly, Trustee, New York University Law Center
                                        Foundation; Vice Chairman, Detroit Medical Center and Detroit Economic
                                        Growth Corp.; and Vice President and General Counsel (from 1990 until
                                        1997), Automotive Legal Affairs, Chrysler Corporation.

Robert L. Shafer (73)     1992 to Date  Ambassador and Permanent Observer of the Sovereign and Military Order of            58
Director                                Malta to the United Nations; and Director or Trustee of each of the investment companies of the Seligman Group of Funds**. Formerly, Director (from May
                                        1987 until June 1997), USLIFE Corporation (life insurance) and Vice President
                                        (from December 1973 until January 1996), Pfizer, Inc. (pharamaceuticals).

James N. Whitson (70)     1993 to Date  Retired Executive Vice President and Chief Operating Officer, Sammons               58
Director                                Enterprises, Inc. (a diversified holding company); Director or Trustee of each of the investment companies of the Seligman Group of Funds**; and Director,
                                        CommScope, Inc. (manufacturer of coaxial cable).  Formerly, Director and
                                        Consultant, Sammons Enterprises, Inc. and Director, C-SPAN (cable television networks).
------------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED DIRECTORS AND PRINCIPAL OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
William C. Morris*** (67) 1992 to Date  Chairman, J. & W. Seligman & Co. Incorporated; Chairman of the Board and            58
Director and Chairman of                Director or Trustee of each of the investment companies of the Seligman
the Board                               Group of Funds**; Chairman, Seligman Advisors, Inc., Seligman Services,
                                        Inc. and Carbo Ceramics Inc. (manufacturer of ceramic proppants for oil and gas industry); Director, Seligman Data Corp.; and President and Chief
                                        Executive Officer of the Metropolitan Opera Association. Formerly, Director,
                                        Kerr-McGee Corporation (diversified energy and chemical company) and
                                        Chief Executive Officer of each of the investment companies of the Seligman
                                        Group of Funds

Brian T. Zino*** (53)     Pres.: 1993   Director and President, J. & W. Seligman & Co. Incorporated; Chief Executive        57
Director, President and   to Date       Officer, President and, with the exception of Seligman Cash Management
Chief Executive Officer   Dir.: 1995    Fund, Inc., Director or Trustee of each of the investment companies of the
                          to Date       Seligman Group of Funds**; Director, Seligman Advisors, Inc. and Seligman
                          CEO: 2002     Services, Inc.; Chairman, Seligman Data Corp.; Member of the Board of
                          to Date       Governors of the Investment Company Institute; and Director (formerly
                                        Chairman), ICI Mutual Insurance Company.

Richard M. Parower (38)   2002 to Date  Managing Director, J. & W. Seligman & Co. Incorporated; Vice President,             N/A
Vice President and                      Seligman Portfolios, Inc. and Portfolio Manager of its Global Technology
Portfolio Manager                       Portfolio; and Vice President and Co-Portfolio Manager of Seligman New
                                        Technologies Fund, Inc. and Seligman New Technologies Fund II, Inc.  Mr.
                                        Parower joined J. & W. Seligman & Co. Incorporated in 2000.

                                                                                                                           Number
                                                                                                                             of
                                                                                                                         Portfolios
                            Term of                                                                                        in Fund
                          Office and                                                                                       Complex
                           Length of                                                                                       Overseen
Name, (Age), Position(s)      Time          Principal Occupation(s) During Past 5 Years, Directorships                        by
      With Fund             Served*                           and Other Information                                        Director
      ---------             -------                           ---------------------                                        --------
------------------------------------------------------------------------------------------------------------------------------------
                                                         PRINCIPAL OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Thomas G. Rose (48)         2000 to Date   Managing Director, Chief Financial Officer and Treasurer, J. & W. Seligman          N/A
Vice President                             & Co. Incorporated; Senior Vice President, Finance, Seligman Advisors, Inc.
                                           and Seligman Data Corp.; and Vice President of each of the investment companies of the Seligman Group of Funds**, Seligman Services, Inc. and
                                           Seligman International, Inc.

Eleanor T.M. Hoagland (54)  2004 to Date   Managing Director, J. & W. Seligman & Co. Incorporated and Vice President           N/A
Vice President and Chief                   and Chief Compliance Officer of each of the investment companies of the
Compliance Officer                         Seligman Group of Funds**.

Lawrence P. Vogel (49)      V.P.: 1992     Senior Vice President and Treasurer, Investment Companies, J. & W. Seligman         N/A
Vice President and          to Date        & Co. Incorporated; Vice President and Treasurer of each of the investment
Treasurer                   Treas.: 2000   companies of the Seligman Group of Funds**; and Treasurer, Seligman Data
                            to Date        Corp.

Frank J. Nasta (41)         1994 to Date   Director, Managing Director, General Counsel and Corporate Secretary, J. &          N/A
Secretary                                  W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds**; and Corporate Secretary,
                                           Seligman Advisors, Inc., Seligman Services, Inc., Seligman International, Inc.
                                           and Seligman Data Corp.


-------------
*     Each  Director  serves for an  indefinite  term,  until the  election  and
      qualification   of  a  successor  or  until  his  or  her  earlier  death, resignation or removal. Each officer is elected annually by the Board.


** The Seligman Group of Funds currently consists of twenty-four registered investment companies.



*** Mr. Morris and Mr. Zino are considered "interested persons" of the Fund, as defined in the 1940 Act, by virtue of their positions with J. & W. Seligman & Co. Incorporated and its affiliates.


The standing committees of the Board include the Board Operations Committee, Audit Committee and Director Nominating Committee. These Committees are comprised solely of Directors who are not "interested" persons of the Funds as that term is defined in the 1940 Act. The duties of these Committees are described below.

Board Operations Committee. This Committee has authority generally to direct the operations of the Board, including the nomination of members of other Board Committees and the selection of legal counsel for the Series. The Committee met five times during the fiscal year ended October 31, 2005. Members of the Committee are Messrs. McPherson (Chairman), Galvin, Richie, Shafer and Whitson, and Dr. Ilchman and Ms. Michel.

Audit Committee. This Committee recommends an independent registered public accounting firm for selection as auditors by the Board annually. In addition, the Committee assists the Board in its oversight of the Series' financial reporting process and operates pursuant to a written charter. The Committee met twice during the fiscal year ended October 31, 2005. Members of the Committee are Messrs. Whitson (Chairman), Galvin and Richie and Ms. Michel.

Director Nominating Committee. This Committee selects and nominates persons for election as Directors by the Board. In addition, if a shareholder meeting is held where Directors are to be elected, the Committee will select and nominate persons for election as Directors at such shareholder meeting. The Committee may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Directors of the Series occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Series. The Committee met once during the fiscal year ended October 31, 2005. Members of the Committee are Messrs. Shafer (Chairman) and McPherson, and Dr. Ilchman.


Beneficial Ownership of Shares


As of December 31, 2005, the Directors beneficially owned shares in each Fund in the Series and in the Seligman Group of Funds as follows:


Independent Directors


                                                                                                         Aggregate Dollar
                                             Dollar Range of Shares Owned By Director                     Range of Shares
                          Emerging              Global           Global Smaller           Global           International
Name                      Markets               Growth             Companies            Technology             Growth
----                      -------               ------             ---------            ----------             ------
John R. Galvin           $1-$10,000           $1-$10,000           $1-$10,000           $1-$10,000           $1-$10,000

Alice S. Ilchman      $50,001-$100,000     $50,001-$100,000     $50,001-$100,000     $10,001-$50,000      $10,001-$50,000

Frank A. McPherson    $10,001-$50,000      $50,001-$100,000     $50,001-$100,000        $1-$10,000        $10,001-$50,000

Betsy S. Michel       $10,001-$50,000      $10,001-$50,000      $10,001-$50,000      $10,001-$50,000      $10,001-$50,000

Leroy C. Richie          $1-$10,000           $1-$10,000           $1-$10,000           $1-$10,000           $1-$10,000

Robert L. Shafer            None                 None                 None                 None                 None

James N. Whitson      $10,001-$50,000      $10,001-$50,000      $10,001-$50,000      $10,001-$50,000      $50,001-$100,000


                     Owned by Director
                     in Seligman Group
Name                      of Funds
----                      --------
John R. Galvin       $50,001 - $100,000

Alice S. Ilchman       Over $100,000

Frank A. McPherson     Over $100,000

Betsy S. Michel        Over $100,000

Leroy C. Richie      $10,001 - $50,000

Robert L. Shafer       Over $100,000

James N. Whitson       Over $100,000


Interested Directors


                                                                                                         Aggregate Dollar
                                             Dollar Range of Shares Owned By Director                     Range of Shares
                          Emerging              Global           Global Smaller           Global           International
Name                      Markets               Growth             Companies            Technology             Growth
----                      -------               ------             ---------            ----------             ------
William C. Morris        $1-$10,000        $50,001-$100,000     $10,001-$50,000       Over $100,000        Over $100,000

Brian T. Zino          Over $100,000       $50,001-$100,000      Over $100,000        Over $100,000        Over $100,000


                     Owned by Director
                     in Seligman Group
Name                      of Funds
----                      --------
William C. Morris      Over $100,000

Brian T. Zino          Over $100,000

Compensation


                                                          Pension or           Total Compensation
                                    Aggregate       Retirement Benefits           From Funds and
             Name and             Compensation        Accrued as Part of        Fund Complex Paid
        Position with Funds       From Funds (1)         Fund Expenses          to Directors (1)(2)
        -------------------       --------------         -------------          -------------------
Robert B. Catell, Director (3)        $5,055                  N/A                    $ 91,500
John R. Galvin, Director              $5,355                  N/A                    $102,000
Alice S. Ilchman, Director            $5,221                  N/A                    $ 99,000
Frank A. McPherson, Director          $5,221                  N/A                    $ 99,000
John E. Merow, Director (4)           $3,396                  N/A                    $ 66,578
Betsy S. Michel, Director             $5,690                  N/A                    $108,000
Leroy C. Richie, Director             $5,737                  N/A                    $108,000
Robert L. Shafer, Director            $5,221                  N/A                    $ 99,000
James N. Whitson, Director            $5,355                  N/A                    $102,000

------------------------
(1)   For the Funds' fiscal year ended October 31, 2005.

(2) At October 31, 2005, the Seligman Group of Funds consisted of twenty-four registered investment companies.

(3) Mr. Catell retired as a member of the Board of Directors effective November 28, 2005.

(4) Mr. Merow retired as a member of the Board of Directors effective May 19, 2005.

No compensation is paid by the Funds to Directors or officers of the Series who are employees of Seligman.


The Series has adopted a compensation plan under which independent directors may elect to defer receiving their fees. A director who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury Bills, or (2) the rate of return on the shares of certain of the investment companies advised by Seligman, as designated by the director. The cost of such fees and earnings is included in directors' fees and expenses, and the accumulated balance thereof is included in other liabilities in the Funds' financial statements.


Mr. Whitson had previously deferred compensation pursuant to a deferred compensation plan. Mr. Whitson no longer defers his current compensation; however, he had accrued deferred compensation (including earnings/losses) in respect of the Funds in the amount of $49,157 as of December 31, 2005, all of which was paid to him in January 2006.

Mr. Merow had previously deferred compensation pursuant to the deferred compensation plan; however, he had stopped deferring his current compensation prior to his retirement. The accrued balance of Mr. Merow's deferred compensation (including earnings/losses) in respect of the Funds as of December 31, 2004 was $2,554, all of which was paid to him in January 2005.


The Funds may, but are not obligated to, purchase shares of the other funds in the Seligman Group of Funds to hedge their obligations in connection with the deferred compensation plan.

Class A shares of the Funds may be issued without a sales charge to present and former directors or trustees (and their family members) of the Funds. Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.

Code of Ethics

Seligman

Seligman, Seligman Advisors, their subsidiaries and affiliates, and the Seligman Group of Funds have adopted a Code of Ethics that sets forth the circumstances under which officers, directors and employees (collectively, "Employees") are permitted to engage in personal securities transactions. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by Seligman's Chief Compliance Officer, and sets forth a procedure of identifying, for disciplinary action, those individuals  who  violate  the  Code of  Ethics.  The Code of

Ethics prohibits Employees (including all investment team members) from purchasing or selling any security or an equivalent security that is being purchased or sold by any client, or where the Employee intends, or knows of another person's intention, to purchase or sell the security on behalf of a client. The Code also prohibits all Employees from acquiring securities in a private placement or in an initial or secondary public offering, unless prior approval has been obtained from Seligman's Chief Compliance Officer.


The Code of Ethics prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days either before or after the purchase or sale of the security by a client's account (including investment company accounts) that the portfolio manager or investment team manages; (2) each Employee from profiting from short-term trading (a profitable purchase and sale or vice-versa within 60 days); and (3) each member of an investment team from profiting from short sales of a security if, at that time, any client managed by that team has a long position in that security. Any profit realized pursuant to any of these prohibitions must be disgorged to a charitable organization.


Employees are required, except under very limited circumstances, to engage in personal securities transactions through a broker-dealer designated by Seligman. All Employee personal securities transactions must be pre-cleared through Seligman's compliance system. This system is designed to prevent transactions in securities that would conflict with the interests of clients. All Employees are also required to disclose all securities beneficially owned by them upon commencement of employment and at the end of each calendar year.


Wellington Management Company, LLP


The  subadviser  for  each  Fund  except  Global  Technology  Fund,   Wellington
Management and its affiliate Wellington Management International Ltd. ("Wellington International"), have each adopted a joint code of ethics meeting the requirements of Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by the Funds. The Series' Board of Directors reviews the joint code of ethics of Wellington Management and Wellington International at least annually and receives certifications from Wellington Management and Wellington International regarding compliance with such code of ethics annually.


                               -------------------


A copy of the Code of Ethics of Seligman and the joint code of ethics of Wellington Management and Wellington International are on public file with, and are available upon request from, the SEC. You can access it through the SEC's Internet site, www.sec.gov.


Proxy Voting Policies

Seligman

Seligman will vote the proxies relating to the Global Technology Fund's portfolio holdings.

Introduction. On behalf of the Global Technology Fund, Seligman votes the proxies of the securities held in such Fund's portfolio in accordance with Seligman's determination of what is in the best interests of the Global Technology Fund's shareholders.


The financial interest of the shareholders of the Global Technology Fund is the primary consideration in determining how proxies should be voted. Seligman has a responsibility to analyze proxy issues and vote in a way consistent with those financial interests. In the case of social and political responsibility issues, which do not involve financial considerations, it is not possible to fairly represent the diverse views of the Global Technology Fund's shareholders. As a result, Seligman generally abstains from voting on these issues. Notwithstanding the above, proposals seeking disclosure of certain matters relating to social and political issues may be supported if such disclosure is not deemed to be unduly burdensome.

The Proxy Voting Process. Proxies for securities held in the portfolio of the Global Technology Fund will be received, processed and voted by Seligman pursuant to the guidelines (the "Guidelines") established by Seligman's Proxy Voting Committee (the "Committee"). A description of the Guidelines can be found below.

The Committee was established to set Seligman's policy and Guidelines, to consider new corporate governance issues as they arise, to assist in determining how Seligman will respond to such issues and to provide oversight of the proxy voting process. The Committee currently consists of Seligman's Chief Investment Officer (Chair), Seligman's Chief Financial Officer and Seligman's General Counsel.

Seligman subscribes to a service offered by an independent third party that provides research on proposals to be acted upon at shareholder meetings and assistance in the tracking, voting and recordkeeping of proxies.

Conflicts of Interests. Seligman's Chief Compliance Officer maintains a Proxy Watch List, which contains the names of those companies that may present the potential for conflict in the voting process with Seligman, Seligman Advisors or any Seligman affiliate thereof. For example, the Proxy Watch List will include those portfolio companies for which Seligman separately manages assets in private accounts or which are significant distributors of Seligman's products and services. As described below, proxy voting for these companies will be subject to a higher level of consideration.

Deviations from Guidelines and Special Situations. Seligman recognizes that it may not always be in the best interest of the shareholders of the Global Technology Fund to vote in accordance with the Guidelines on a particular issue. In such circumstances, Seligman may deviate from the Guidelines. A member of the Committee must approve any deviation from the Guidelines. Furthermore, a majority of the Committee's members must approve any deviation of the Guidelines for issuers included on the Proxy Watch List.

Similarly, one member of the Committee must approve the voting decision for proposals of a unique nature requiring a case-by-case analysis. A majority of the Committee must approve the voting decision for such proposals if the issuer is included on the Proxy Watch List. Seligman may consider the views of the management of a portfolio company, as well as the view of Seligman's investment professionals, when analyzing potential deviations from the Guidelines and for those proposals requiring a case-by-case evaluation.


Guidelines Summary.  The Guidelines are briefly described as follows:

      1. Seligman votes with the recommendations of a company's board of directors on general corporate governance issues such as changing the company's name, ratifying the appointment of auditors and procedural matters relating to shareholder meetings.

      2. Seligman opposes, and supports the elimination of, anti-takeover proposals, including those relating to classified Boards, supermajority votes, poison pills, issuance of blank check preferred and establishment of classes with disparate voting rights.

      3. Seligman abstains from voting on issues relating to social and/or political responsibility, except for matters relating to disclosure issues if not deemed unduly burdensome for the company (e.g., political contributions).


      4. Seligman votes for stock option plans, increases in the number of shares under existing stock option plans and other amendments to the terms of such plans; provided that the overall dilution of all active stock option plans does not exceed 10% on a fully diluted basis and that such plans are otherwise considered to align the interest of the company with those of shareholders (e.g., all such plans must specifically prohibit repricing).


      5. Seligman generally votes with the recommendations of a company's board of directors on other matters relating to executive compensation, unless considered excessive.

      6. Seligman will withhold voting for the entire board of directors (or individual directors as the case may be) if: (a) less than 75% of the board is independent; (b) the board has a nominating or compensation committee of which less than 75% of its members are independent; (c) the board has recommended shareholders vote for an anti-takeover device which Seligman votes against; or
(d) the board has recommended a matter relating to a stock option plan or stock purchase plan which Seligman votes against.

      7. Seligman will vote for proposals relating to the authorization of additional common stock up to 5 times that currently outstanding.

      8. Seligman will vote for proposals to effect stock splits.

      9. Seligman will vote for proposals authorizing share repurchase programs.

      10. Seligman will vote against authorization to transact unidentified business at the meeting.

      11. Acquisitions, mergers, reorganizations, reincorporations and other similar transactions will be voted on a case-by-case basis.

      12. Proposals to amend a company's charter or by-laws (other than as identified above) will be voted on a case-by-case basis.

      13. Seligman will vote against all proposals where the company did not provide adequate information to make a decision.

      14. Seligman abstains from voting shares which have recently been sold or for which information was not received on a timely basis.

Wellington Management


The Emerging Markets Fund, Global Growth Fund, Global Smaller Companies Fund and International Growth Fund have granted to Wellington Management the authority to vote proxies on their behalf with respect to the assets managed by Wellington Management and Wellington International. Wellington Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its Proxy Policies and Procedures. Wellington Management's Global Corporate Governance Committee is responsible for the review and oversight of the firm's Proxy Policies and Procedures. The Proxy Group within Wellington Management's Corporate Operations Department is responsible for the day-to-day administration of the proxy voting process. Although Wellington Management may utilize the services of various external resources in analyzing proxy issues and has established its own Proxy Guidelines setting forth general guidelines for voting proxies, Wellington Management personnel analyze all proxies and vote proxies based on its assessment of the merits of each proposal. The identified portfolio managers have the authority to determine the final vote for securities held in Funds for which they serve as the designated manager, unless such party is determined to have a material conflict of interest related to that proxy vote.

Wellington  Management  maintains  procedures  designed to identify  and address material conflicts of interest in voting proxies. The Global Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor and lender relationships. Proxy votes for which Wellington Management identifies a material conflict are reviewed by designated members of the Global Corporate Governance Committee or by the entire Committee in some cases to resolve the conflict and direct the vote.

Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of a Fund due to factors including: securities lending, share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials, and/or excessive costs.


Wellington Management Guidelines

Wellington Management established Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients. The Guidelines are based on Wellington Management's fiduciary obligation to act in the best interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for its clients. While the Proxy Voting Guidelines set forth general guidelines for voting proxies, each proposal is evaluated on its own merits.

With respect to the composition and role of boards of directors, Wellington Management generally votes to adopt director and officer indemnification, require board independence, require board committees to be independent, approve directors' fees, elect supervisory board/corporate assembly and to elect/establish Board Committees. Wellington Management opposes to classify boards of directors, the adoption of director tenure/retirement age and opposes special interest representation to the board. Wellington Management will on a case-by-case basis consider the election of directors, approving bonuses for retiring directors, voting for minimum stock ownership by directors, requiring a separation of chair and chief executive officer or requiring a lead director, and majority vote on election of directors.

With respect to the management compensation, Wellington Management will vote to adopt/amend employee stock purchase plans, to expense future stock options, for shareholder approval of all stock option plans, and to disclose all executive compensation. Wellington Management will decide on a case-by case basis to adopt/amend stock option plans, to approve/amend bonus plans, to approve remuneration policy, support the exchange of underwater options, to eliminate or limit severance agreements (golden parachutes), and to require that senior executives own and hold company stock (not including options).

With respect to the reporting of results, Wellington Management will vote to approve financial statements, set dividends and allocate profits, and to approve shareholder approval of auditors. Wellington Management will decide on a case-by-case basis to limit non-audit services provided by auditors, ratify selection of auditors and set their fees, and elect statutory auditors

With respect to the shareholder voting rights, Wellington Management will vote to redeem or vote on poison pills and adopt anti-greenmail provisions. Wellington Management will vote against adopting cumulative voting, authorizing blank check preferred stock, eliminating rights to call a special meeting, increasing supermajority vote requirements, approving unequal voting rights and removing rights to act by written consent. Wellington Management will decide on a case-by-case basis to adopt confidential voting. Wellington Management will consider restoring preemptive rights and approving binding shareholder proposals on a case-by-case basis.

With respect to capital structure, Wellington Management will vote for the opt out of state takeover statutes and to authorize: share repurchase, trade in company stock, and the issuance of stock with or without preemptive rights. Wellington Management will treat increases in authorized common stock, approval of merger or acquisition, approval of technical amendments to charter, approval of stock splits, recapitalization/restructuring and the issuance of debt instruments on a case-by-case basis.

With respect to social issues, Wellington Management will consider the following issues on a case-by case basis: endorsement of the Ceres Principles, disclosing political or PAC gifts, requiring adoption of international labor organization's, fair labor principles and report on sustainability.

Wellington Management will vote against approving other business and will consider reincorporation and third party transactions on a case-by-case basis.

Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge upon request by calling toll free (800) 221-2450 in the U.S. or collect (212) 682-7600 outside the U.S. and (ii) on the SEC's website at www.sec.gov. Information for each new 12-month period ending June 30 will be available not later than August 31 of that year.

               Control Persons and Principal Holders of Securities

Control Persons


As of February 6, 2006, there was no person or persons who controlled any of the Funds, either through a significant ownership of shares or any other means of control.


Principal Holders


As of February 6, 2006, the following principal holders owned 5% or more of the then outstanding shares of capital stock of a Class of shares for the following
Funds:

                                                                                   Percentage
                                                                                    of Total
                        Name and Address                      Fund/Class          Shares Held
                        ----------------                      ----------          -----------
    MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer       Emerging                5.84%
    Lake Drive East, Jacksonville, FL  32246                  Markets/A

    MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer       Emerging                8.06%
    Lake Drive East, Jacksonville, FL  32246                  Markets/B

    CitiGroup Global House Account, 333 West 34th Street,     Emerging               13.29%
    New York, NY 10001                                        Markets/C

    MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer       Emerging               55.36%
    Lake Drive East, Jacksonville, FL  32246                  Markets/D

    State Street Bank & Trust, FBO Parental Savings Trust     Emerging               35.76%
    Fund College Horizon 17, 105 Rosemont Ave, Westwood,      Markets/I
    MA  02090-2318

    State Street Bank & Trust, FBO Parental Savings Trust     Emerging               28.55%
    Fund College Horizon 7, 105 Rosemont Ave, Westwood, MA    Markets/I
    02090-2318

    Patterson & Co., FBO J. & W. Seligman & Co.,              Emerging               23.30%
    Incorporated Matched Accumulation Plan, Attn. Pension     Markets/I
    Plan Services, 100 Park Avenue, New York, NY 10017

    Patterson & Co., FBO The Seligman Data Corp.              Emerging               12.36%
    401K/Thrift Plan, Attn. Pension Plan Services, 100 Park   Markets/I
    Avenue, New York, NY 10017

    MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer       Emerging Markets/R     98.13%
    Lake Drive East, Jacksonville, FL  32246

    MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer       Global                 17.31%
    Lake Drive East, Jacksonville, FL  32246                  Growth /A

    MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer       Global                 13.55%
    Lake Drive East, Jacksonville, FL  32246                  Growth /B

    RBC Dain Rauscher, FBO Customer, 1025 N. Crescent Drive   Global                  6.30%
    Beverly Hills, CA 90210                                   Growth /B

                                                                                   Percentage
                                                                                    of Total
                        Name and Address                      Fund/Class          Shares Held
                        ----------------                      ----------          -----------
    CitiGroup Global House Account, 333 West 34th Street,     Global                 17.57%
    New York, NY 10001                                        Growth/C

    MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer       Global                 25.35%
    Lake Drive East, Jacksonville, FL  32246                  Growth/D

    Patterson & Co. FBO J. & W. Seligman & Co.,               Global                 51.14%
    Incorporated Matched Accumulation Plan, Attn. Pension     Growth/I
    Plan Services, 100 Park Avenue, New York, NY 10017

    State Street Bank & Trust FBO Parental Savings Trust      Global                 41.45%
    Fund College Horizon 2, Attn. Eric McCauley, 105          Growth/I
    Rosemont Ave, Westwood, MA  02090-2318

    Patterson & Co. FBO The Seligman Data Corp. 401K/Thrift   Global                  7.36%
    Plan, Attn. Pension Plan Services, 100 Park Avenue, New   Growth/I
    York, NY 10017

    Seligman Advisors, Inc., 100 Park Avenue, New York, NY    Global                 99.76%
    10017-5516                                                Growth/R

    MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer       Global Smaller         12.39%
    Lake Drive East, Jacksonville, FL  32246                  Companies/A

    MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer       Global Smaller         18.59%
    Lake Drive East, Jacksonville, FL  32246                  Companies/B

    CitiGroup Global House Account, 333 West 34th Street,     Global Smaller          5.76%
    New York, NY 10001                                        Companies/B

    CitiGroup Global House Account, 333 West 34th Street,     Global Smaller          9.63%
    New York, NY 10001                                        Companies/C

    MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer       Global Smaller         24.06%
    Lake Drive East, Jacksonville, FL  32246                  Companies/D

    State Street Bank & Trust FBO Parental Savings Trust      Global Smaller         42.83%
    Fund College Horizon 17, 105 Rosemont Ave, Westwood,      Companies/I
    MA  02090-2318

    State Street Bank & Trust FBO Parental Savings Trust      Global Smaller         30.32%
    Fund College Horizon 7, Attn. Eric McCauley105 Rosemont   Companies/I
    Ave, Westwood, MA  02090-2318

    Patterson & Co. FBO J. & W. Seligman & Co.,               Global Smaller         19.69%
    Incorporated Matched Accumulation Plan, Attn. Pension     Companies/I
    Plan Services, 100 Park Avenue, New York, NY 10017

    Patterson & Co. FBO for Seligman Data Corp. 401K/Thrift   Global Smaller          7.14%
    Plan, Attn. Pension Plan Services, 100 Park Avenue, 2nd   Companies/I
    floor, New York, NY 10017

    MCB Trust Services FBO B&L Corporation 401(k) Plan 100    Global Smaller         94.72%
    17th Street Suite 300 Denver, CO 80202                    Companies/R

                                                                                   Percentage
                                                                                    of Total
                        Name and Address                      Fund/Class          Shares Held
                        ----------------                      ----------          -----------
    MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer       Global                 13.42%
    Lake Drive East, Jacksonville, FL  32246                  Technology/A

    CitiGroup Global House Account, 333 West 34th Street,     Global                  5.68%
    New York, NY 10001                                        Technology/A

    MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer       Global                 20.41%
    Lake Drive East, Jacksonville, FL  32246                  Technology/B

    CitiGroup Global House Account, 333 West 34th Street,     Global                  5.75%
    New York, NY 10001                                        Technology/B

    CitiGroup Global House Account, 333 West 34th Street,     Global                 13.20%
    New York, NY 10001                                        Technology/C

    MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer       Global                 21.83%
    Lake Drive East, Jacksonville, FL  32246                  Technology/D

    MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer       Global                 52.74%
    Lake Drive East, Jacksonville, FL  32246                  Technology/R

    MCB Trust Services FBO, Third Millennium                  Global                 44.79%
    Communications, Inc., 401K Plan, P.O. Box 10699, Fargo,   Technology/R
    ND 58106

    MCB Trust Services, FBO Plumbers Local Union 93, 700      International           8.44%
    17th Street, Suite 300, Denver, CO  80202                 Growth/A

    State Street Bank & Trust Co., Seligman Time Horizon 10   International           7.88%
    Fund, 801 Pennsylvania Avenue, Kansas City, MO 64105      Growth/A

    MLPF&S, FBO Customers, 1525 West WT Harris Blvd,          International           6.36%
    Charlotte, NC 28288                                       Growth/A

    State Street Bank & Trust Co., Seligman Time Horizon 20   International           6.25%
    Fund, 801 Pennsylvania Avenue, Kansas City, MO 64105      Growth/A

    CitiGroup Global House Account, 333 West 34th Street,     International           7.31%
    New York, NY 10001                                        Growth/B

    MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer       International           6.86%
    Lake Drive East, Jacksonville, FL  32246                  Growth/B

    CitiGroup Global House Account, 333 West 34th Street,     International          26.40%
    New York, NY 10001                                        Growth/C

    MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer       International          10.53%
    Lake Drive East, Jacksonville, FL  32246                  Growth/D

    State Street Bank & Trust FBO Parental Savings Trust      International          37.77%
    Fund College Horizon 7, 105 Rosemont Ave, Westwood, MA    Growth/I
    02090-2318

                                                                                   Percentage
                                                                                    of Total
                        Name and Address                      Fund/Class          Shares Held
                        ----------------                      ----------          -----------
    State Street Bank & Trust FBO Parental Savings Trust      International         25.99%
    Fund College Horizon 17, 105 Rosemont Ave, Westwood,      Growth/I
    MA  02090-2318

    State Street Bank & Trust FBO Parental Savings Trust      International         23.65%
    Fund College Horizon 2, 105 Rosemont Ave, Westwood, MA    Growth/I
    02090-2318

    Patterson & Co. FBO J. & W. Seligman & Co.,               International         10.00%
    Incorporated Matched Accumulation Plan, Attn. Pension     Growth/I
    Plan Services, 1525 West WT Harris Blvd, Charlotte, NC
    28288

    MCB Trust Services FBO B & L Corporation, 401(k) Plan,    International          98.00%
    700 17th Street, Suite 300, Denver, CO 80202              Growth/R


Management Ownership


As of February 6, 2006, Directors and officers of the Funds as a group owned less than 1% of each Fund in the Series. As of February 6, 2006, Directors and officers of the Funds as a group owned: 1.92% of the Emerging Markets Fund's Class I shares of capital stock then outstanding, 9.59% of the Global Growth Fund's Class I shares of capital stock then outstanding and 1.14% of the Global Smaller Companies Fund's Class I shares of capital stock then outstanding. As of the same date, Directors and officers as a group owned less than 1% of the International Growth Fund's Class I shares of capital stock then outstanding.


                     Investment Advisory and Other Services


Seligman

Subject to the control of the Series' Board of Directors, Seligman is responsible for the investments of each Fund (with the assistance of Wellington Management in the case of the Emerging Markets Fund, the Global Growth Fund, the Global Smaller Companies Fund and the International Growth Fund (collectively, the "Subadvised Funds") and Wellington International, Wellington Management's subsidiary, in the case of the Global Smaller Companies Fund ) and administers the Series' business and other affairs pursuant to management agreements in accordance with the 1940 Act. Seligman also serves as investment manager to twenty-three other US registered investment companies which, together with the Series, make up the "Seligman Group of Funds". Other than the Subadvisory Agreement with Wellington Management and the Intercompany Sub-Advisory Agreement (the "Delegation Agreement") in respect of Wellington International (each of which is discussed below) there are no other management-related service contracts under which services are provided to the Funds. No person or persons, other than the directors, officers, employees of Seligman, or the Series regularly advise the Series or the Funds with respect to their investments (other than as discussed below, Wellington Management and Wellington International).

Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. Mr. William C. Morris, Chairman of Seligman and Chairman of the Board of Directors of the Series, owns a majority of the outstanding voting securities of Seligman and is a controlling person of Seligman.


All of the officers of the Funds listed above are officers or employees of Seligman. Their affiliations with the Funds and with Seligman are provided under their principal business occupations.

Each Fund pays Seligman a fee for its management services equal to a percentage of that Fund's average daily net assets. Each Fund's fee rate declines as that Fund's net assets increase. With respect to the Emerging Markets Fund, Seligman receives a fee equal to an annual rate of 1.25% of the average daily net assets on the first $1 billion of net assets, 1.15% on the next $1 billion and 1.05% of average daily net assets in excess of $2 billion. With respect to each of the Global Growth Fund and International Growth Fund, Seligman receives a fee equal to an annual rate of 1.00% of the average daily net assets on the first $50 million of net assets, 0.95% on the next $1 billion and 0.90% of average daily net assets in excess of $1,050,000,000. With respect to the Global Smaller Companies Fund, Seligman receives a fee equal to an annual rate of 1.00% of the average daily net assets on the first $100 million of net assets and 0.90% of average daily net assets in excess of $100 million. The management fee rate with respect to the Global Technology Fund is equal to an annual rate of 1.00% of average daily net assets on the first $2 billion of net assets, 0.95% of average daily net assets on the next $2 billion and 0.90% of average daily net assets in excess of $4 billion.

The following table indicates the management fees paid by each Fund as well as the percentage of each Fund's average daily net assets for the fiscal years ended October 31, 2005, 2004 and 2003.

                                                  Management         % of
                                   Fiscal Year       Fee        Average Daily
 Fund                                 Ended         Paid ($)     Net Assets (%)
 ----                                 ------        --------     --------------
 Emerging Markets Fund               10/31/05        $859,290        1.25%
                                     10/31/04         750,512        1.25
                                     10/31/03         560,993        1.25

 Global Growth Fund                  10/31/05        $542,562        1.00%
                                     10/31/04         624,481        0.99
                                     10/31/03         641,931        0.99

 Global Smaller Companies Fund       10/31/05      $1,807,064        0.95%
                                     10/31/04       1,710,876        0.96
                                     10/31/03       1,611,157        0.96

 Global Technology Fund              10/31/05      $3,985,597        1.00%
                                     10/31/04       4,949,928        1.00
                                     10/31/03       4,854,837        1.00

 International Growth Fund           10/31/05        $740,624        0.98%
                                     10/31/04        $522,855        1.00
                                     10/31/03         381,126        1.00

Each Fund pays all of its expenses, other than those assumed by Seligman, including administration, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Funds and their shares under federal and state securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of Directors of the Funds not employed by or serving as a director of Seligman or its affiliates, insurance premiums, interest on borrowings and extraordinary expenses such as litigation expenses. These expenses are allocated among the Funds and among the classes of each Fund in a manner determined by the Board of Directors to be fair and equitable.

Under the management agreement with respect to the Global Technology Fund (the "Global Technology Management Agreement"), as well as the management agreement with respect to each of the Subadvised Funds (the "New Management Agreement" and collectively with the Global Technology Management Agreement, the "Management Agreements"), subject to the control of the Board of Directors, Seligman manages each Fund and administers each Fund's business and other affairs. Under the Global Technology Management Agreement, Seligman is responsible for making purchases and sales of portfolio securities and determining how voting and other rights with respect to portfolio securities shall be exercised, subject in each case to the Prospectus and the requirements of the 1940 Act and other applicable law.

Under the New Management Agreement, Seligman, subject to the control of the Board of Directors, manages the affairs of each Subadvised Fund and provides the services described in such agreement on the terms set forth therein. The New Management Agreement provides that Seligman will enter into a subadvisory agreement, pursuant to which Wellington Management will provide the Subadvised Funds with investment management services, including investment research, advice and supervision, determining which securities will be purchased or sold by the Subadvised Funds, making purchases and sales of securities on behalf of the Subadvised Funds and determining how voting and other rights with respect to securities of the Subadvised Funds shall be exercised, subject in each case to the control of the Board of Directors and in accordance with the objectives, policies and principles set forth in the Prospectus and the requirements of the 1940 Act and other applicable law. Pursuant to the New Management Agreement, Seligman continues to have responsibility for investment management services provided under the Subadvisory Agreement. Further, in the event Wellington Management ceases to provide such investment management services to a Subadvised Fund, they shall be provided by Seligman or by such other firm as may be selected by a Subadvised Fund and approved in accordance with applicable requirements. The New Management Agreement recognizes that Seligman also acts as the manager of all of the investment companies in the Seligman Group.

In connection with the performance of its duties under the Management Agreements, Seligman provides such office space, such bookkeeping, accounting, internal legal, clerical, secretarial and administrative services (exclusive of, and in addition to, any such services provided by any others retained by any
Fund) and such executive and other personnel as shall be necessary for the operations of the Funds. Seligman pays all of the compensation of Directors of the Series who are employees or consultants of Seligman and of the officers and employees of the Series. Seligman also provides senior management for Seligman Data Corp.("SDC"), the Series' shareholder service agent.

Each Management Agreement provides that Seligman will not be liable to the Funds for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Management Agreements, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Management Agreements.


The Global Technology Management Agreement was initially approved by the Board of Directors at a meeting held on March 17, 1994 and by the shareholders on May 9, 1994. The New Management Agreement was initially approved by the Board of Directors at a meeting held on September 4, 2003 and by the shareholders of each Subadvised Fund on December 4, 2003. Each of the Management Agreements will continue in effect until December 31 of each year if (1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Board of Directors or of the outstanding voting securities of each Fund and by a vote of a majority of the Directors who are not parties to the Management Agreements or interested persons of any such party) and (2) Seligman has not notified the Funds at least 60 days prior to December 31 of any year that it does not desire such continuance. The Management Agreements may be terminated by a Fund, without penalty, on 60 days' written notice to Seligman and will terminate automatically in the event of its assignment. The Series has agreed to change its name upon termination of either of the Management Agreements if continued use of the name would cause confusion in the context of Seligman's business.

Subadvisory Arrangements

On September 15, 2003, Wellington Management assumed responsibility for providing investment advisory services to the Subadvised Funds. Seligman manages each Subadvised Fund and Wellington Management is subject to Seligman's supervision. The arrangements were approved initially by the Board of Directors of the Series in respect of each Subadvised Fund on September 4, 2003. The engagement of Wellington Management was approved by the shareholders of each Subadvised Fund at a special meeting held on December 4, 2003.

At the September 4, 2003 meeting, the Board of Directors approved the New Management Agreement as well as a new subadvisory agreement (the "Subadvisory Agreement"), in respect of each Subadvised Fund, between Seligman and Wellington Management. These new agreements became effective on December 5, 2003. Between September 15, 2003 and December 5, 2003, the Subadvised Funds were managed pursuant to interim agreements in accordance with the 1940 Act that were substantially similar to the agreements approved at the special meeting of shareholders held on December 4, 2003.


The fees payable by each Subadvised Fund did not increase as a result of the engagement of Wellington Management. The fees of Wellington Management are paid by Seligman (not by the Subadvised Fund), and the fees payable by each Subadvised Fund to the Manager were unchanged, except that in connection with the engagement of Wellington Management, Seligman agreed to lower the breakpoints in its fee schedules for certain of the Subadvised Funds.

Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of January 31, 2006, Wellington Management had approximately $540 billion in assets under management.


Under the Subadvisory Agreement, Wellington Management is responsible for providing investment advisory services to each Subadvised Fund. Wellington Management is also responsible for selecting brokers for the execution of purchases and sales on behalf of each Subadvised Fund.

In May 2004, the Board of Directors of the Series approved the Delegation Agreement whereby Wellington Management effected a partial delegation of certain of its portfolio management responsibilities with respect to the Global Smaller Companies Fund to its affiliate, Wellington International. At the time of such approval, the Board of Directors was advised that as a result of the delegation there would be no change in portfolio management personnel, no reduction in services to the Global Smaller Companies Fund and no increase in fees payable in respect of the Global Smaller Companies Fund. The Delegation Agreement will continue in effect until December 31 of each year if such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Board of Directors or of the outstanding voting securities of each Fund and by a vote of a majority of the Directors who are not interested parties). The Delegation Agreement provides that it will terminate in the event of termination of the New Management Agreement or the Subadvisory Agreement in respect of the Global Smaller Companies Fund.

Terms of the Subadvisory Agreement


Services. Under the Subadvisory Agreement, Wellington Management, subject to the control of the Board of Directors and in accordance with the objectives, policies and principles of the relevant Subadvised Fund set forth in the applicable Prospectus and this SAI and the requirements of the 1940 Act and other applicable law, furnishes Seligman and each Subadvised Fund with such investment advice, research and assistance as Seligman or the Subadvised Fund shall from time to time reasonably request. In this regard, it is the responsibility of Wellington Management, in respect of each Subadvised Fund: (i) to participate in the development of the Subadvised Fund's overall investment strategy and in the determination of investment allocations; (ii) to provide investment advice and research to the Subadvised Fund with respect to existing and potential investments in securities, including company visits and meetings with management; (iii) to determine securities and other assets for investment;
(iv) to select brokers and dealers; (v) to cause the execution of trades, including foreign exchange dealings; and (vi) unless otherwise agreed to by Seligman, vote proxies solicited by or with respect to issuers of securities in which assets of the Series may be invested from time to time. Wellington Management's responsibilities extend to all of each Subadvised Fund's assets. Under the New Management Agreement, Seligman continues to have responsibility for investment management services provided under the Subadvisory Agreement.


Wellington Management has reserved the right to close Global Smaller Companies Fund to new purchases after net new purchases of such Fund exceed $150 million from September 14, 2003.


Liability. The Subadvisory Agreement provides that, subject to Section 36 of the 1940 Act, Wellington Management shall not be liable to the Series for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the performance of its duties under the Subadvisory Agreement except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Subadvisory Agreement, provided, however, that Wellington Management will be liable for any loss incurred by the Series, any Subadvised Fund, the Manager or their respective affiliates to the extent such losses arise out of any act or omission directly attributable to Wellington Management which results, directly or indirectly, in a material error in the net asset value of a Subadvised Fund.

Compensation. Under the Subadvisory Agreement, Wellington Management receives in respect of each Subadvised Fund, each month a fee calculated on each day during such month at the annual rates set forth below:

                                      Subadvisory Fee as a Percentage of Average
    Subadvised Fund                   Daily Net Assets
    ---------------                   ------------------------------------------
    Emerging Markets Fund             0.65%
    Global Growth Fund
    -up to $50 million                0.45%
    -over $50 million                 0.40%
    International Growth Fund
    -up to $50 million                0.45%
    -over $50 million                 0.40%
    Global Smaller Companies Fund
    -up to $100 million               0.75%
    -over $100 million                0.65%


This fee is paid by Seligman and does not affect the total fee paid by any Subadvised Fund to Seligman pursuant to the New Management Agreement.


Expenses. Pursuant to the Subadvisory Agreement, Wellington Management pays all of its expenses arising from the performance of its duties under the Subadvisory Agreement, other than the cost of securities, including brokerage commissions and similar fees and charges for the acquisition, disposition, lending or borrowing of each Subadvised Fund's investments.


Termination. The Subadvisory Agreement will continue in effect until December 31, 2004 and from year to year thereafter if such continuance is approved in the manner required by the 1940 Act. The Subadvisory Agreement may be terminated at any time, with respect to a Subadvised Fund, without payment of penalty, by the Fund on 60 days' written notice to Wellington Management by vote of the Directors of the Series or by vote of the majority of the outstanding voting securities of the Subadvised Fund (as defined by the 1940 Act). The Subadvisory Agreement also provides that, after December 31, 2006 (the "Commitment Date"), it may also be terminated, with respect to a Subadvised Fund, by Wellington Management or Seligman at any time upon not less than 60 days' written notice to the other and to the Series. The Subadvisory Agreement will automatically terminate in the event of its assignment in respect of a Subadvised Fund, and upon termination of the New Management Agreement in respect of a Subadvised Fund. The Subadvisory Agreement also provides that if it terminates with respect to a Subadvised Fund before the Commitment Date as a result of its assignment or termination of the New Management Agreement, Wellington Management will, if requested by the Directors of the Series and Seligman, will make its advisory services available to the Subadvised Fund and Seligman on terms no less favorable to the Subadvised Fund and Seligman than provided in the Subadvisory Agreement. Notwithstanding the foregoing, Wellington Management may terminate the Subadvisory Agreement prior to the Commitment Date or thereafter, for cause, on 60 days' written notice to the Series and Seligman.

Principal Underwriter


Seligman Advisors, an affiliate of Seligman, 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of each Fund and of each of the other mutual funds in the Seligman Group. Seligman Advisors is an "affiliated person" (as defined in the 1940 Act) of Seligman, which is itself an affiliated person of the Funds. Those individuals identified above under "Management Information" as directors or officers of both the Funds and Seligman Advisors are affiliated persons of both entities.

Service Agreements

There are no other management-related service contracts under which services are provided to the Funds.

Other Investment Advice


No person or persons, other than directors, officers, employees of Seligman, Wellington Management or Wellington International regularly advise the Funds or Seligman with respect to the Funds' investments.


Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares and Class C shares of the Funds, as set forth below:

Class A shares:

                                                              Regular Dealer
                         Sales Charge       Sales Charge        Reallowance
                           as a % of        as a % of Net        as a % of
Amount of Purchase     Offering Price(1)   Amount Invested    Offering Price
------------------     -----------------   ---------------    --------------
Less than $ 50,000            4.75%              4.99%             4.25%
$50,000 - $ 99,999            4.00               4.17              3.50
$100,000 - $249,999           3.50               3.63              3.00
$250,000 - $499,999           2.50               2.56              2.25
$500,000 - $999,999           2.00               2.04              1.75
$1,000,000 and over             0                  0                 0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

Class C shares:

                                                               Regular Dealer
                           Sales Charge      Sales Charge        Reallowance
                            as a % of        as a % of Net        as a % of
Amount of Purchase      Offering Price(1)   Amount Invested    Offering Price
------------------      -----------------   ---------------    --------------
Less than $100,000            1.00%               1.01%              1.00%
$100,000 - $249,999           0.50                0.50               0.50
$250,000 - $999,999             0                  0                   0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge. There is no sales charge with respect to Class C shares if sold through Level Load Intermediaries (as defined below).

Seligman Services Inc. ("Seligman Services"), an affiliate of Seligman, is a limited purpose broker/dealer. Seligman Services is eligible to receive commissions from certain sales of Fund shares. For the fiscal years ended October 31, 2005, 2004 and 2003, Seligman Services received commissions in the following amounts:

                                                 Commissions Paid
                                                        to
                                                 Seligman Services
                                                 -----------------
Fund                                     2005          2004         2003
----                                     ----          ----         ----
Emerging Markets Fund                  $2,287       $  695          $5,768
Global Growth Fund                        470          306             449
Global Smaller Companies Fund             877          857             522
Global Technology Fund                  2,486        4,163           5,882
International Growth Fund                  22          255             256


Rule 12b-1 Plans

Each Fund has adopted an Administration, Shareholder Services and Distribution Plan ("12b-1 Plan") in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.


Under its 12b-1 Plan, each Fund may pay to Seligman Advisors an administration, shareholder services and distribution fee in respect of the Fund's Class A, Class B, Class C, Class D and Class R shares. (There is no administration, shareholder services and distribution fee in respect of any Fund's Class I shares.) Payments under the 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations ("Service Organizations") for providing distribution assistance with respect to assets invested in a Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders; and (3) otherwise promoting the sale of shares of a Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and Prospectuses to prospective investors and defraying Seligman Advisors' costs incurred in connection with its marketing efforts with respect to shares of a Fund. Seligman, in its sole discretion, may also make similar payments to Seligman
Advisors from its own resources, which may include the management fee that Seligman receives from each Fund. Payments made by each Fund under its Rule 12b-1 Plan are intended to be used to encourage sales of such Fund, as well as to discourage redemptions.


Fees paid by each Fund under its 12b-1 Plan with respect to any class of shares may not be used to pay expenses incurred solely in respect of any other class or any other Seligman fund. Expenses attributable to more than one class of a Fund are allocated between the classes in accordance with a methodology approved by the Series' Board of Directors. Each Fund may participate in joint distribution activities with other Seligman funds, and the expenses of such activities will be allocated among the applicable funds based on relative sales, in accordance with a methodology approved by the Board.

Class A


Under its 12b-1 Plan, each Fund, with respect to Class A shares, is authorized to pay monthly to Seligman Advisors a service fee at an annual rate of up to 0.25% of the average daily net asset value of the Class A shares. This fee is used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing service fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Directors. The Funds are not obligated to pay Seligman Advisors for any such costs it incurs in excess of the fee described above. No expenses incurred in one fiscal year by Seligman Advisors with respect to Class A shares of a Fund may be paid from Class A 12b-1 fees received from that Fund in any other fiscal year. If a Fund's 12b-1 Plan is terminated in respect of Class A shares, no amounts (other than amounts accrued but not yet paid) would be owed by that Fund to Seligman Advisors with respect to Class A shares. The total amount paid by each Fund to Seligman Advisors in respect of Class A shares for the fiscal year ended October 31, 2005 and such amounts as a percentage of Class A shares' average daily net assets, were as follows:

                                           Total           % of Average
Fund                                     Fees Paid          Net Assets
----                                     ---------          ----------
Emerging Markets Fund                     $105,833            0.25%
Global Growth Fund                          72,098            0.25
Global Smaller Companies Fund              258,200            0.25
Global Technology Fund                     628,815            0.25
International Growth Fund                   93,047            0.25


Class B


Under its 12b-1 Plan, each Fund, with respect to Class B shares, is authorized to pay monthly a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class B shares. This fee is comprised of (1) a distribution fee equal to 0.75% per annum, substantially all of which is paid directly to one or more third parties that have purchased Seligman Advisor's rights to this fee (the "Purchasers") to compensate them for having funded, at the time of sale of Class B shares (i) a 4% sales commission to Service Organizations and (ii) prior to August 1, 2004, a payment of up to 0.35% of sales to Seligman Advisors to help defray its costs of distributing Class B shares; and (2) a service fee of up to 0.25% per annum which is paid to Seligman Advisors. A small portion of the distribution fee is paid to Seligman Advisors in connection with sales of Class B shares for which no commissions are paid. The service fee is used by Seligman Advisors exclusively to make payments to Service Organizations, which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing service fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of Class B shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The amounts expended by Seligman Advisors or the Purchasers in any one year upon the initial purchase of Class B shares of a Fund may exceed the 12b-1 fees paid by that Fund in that year. Each Fund's 12b-1 Plan permits expenses incurred in respect of Class B shares in one fiscal year to be paid from Class B 12b-1 fees received from the Fund in any other fiscal year; however, in any fiscal year the Funds are not obligated to pay any 12b-1 fees in excess of the fees described above. Seligman Advisors and the Purchasers are not reimbursed for expenses which exceed such fees. If a Fund's 12b-1 Plan is terminated in respect of Class B shares, no amounts (other than amounts accrued but not yet paid) would be owed by that Fund to Seligman Advisors or the Purchasers with respect to Class B shares. The total amount paid by each Fund in respect of Class B shares for the fiscal year ended October 31, 2005, was equal to 1% per annum of the Class B shares' average daily net assets, as follows:

               Fund                                  Total
               ----                                Fees Paid
                                                   ---------
               Emerging Markets Fund                $68,747
               Global Growth Fund                    78,759
               Global Smaller Companies Fund        234,024
               Global Technology Fund               490,777
               International Growth Fund             81,363


Class C

Under the 12b-1 Plan, each Fund, with respect to Class C shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class C shares, a distribution fee of 0.75% of the average daily net assets attributable to Class C shares is used, along with any CDSC proceeds during the first eighteen months, twelve months in the case of investors purchasing Class C shares through Level Load Intermediaries (as defined below under the heading "Purchase, Redemption, and Pricing of Shares"), to (1) reimburse Seligman Advisors for its payment at the time of sale of Class C shares of a 1.25% sales commission to Service Organizations (0.75% in the case of investors purchasing Class C shares through Level Load Intermediaries), and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and Prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class C shares, a service fee of up to 0.25% of the average daily net assets attributable to such Class C shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of 0.25% of the net asset value of the Class C shares sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class C shares, the entire 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Funds. The total amount paid by each Fund to Seligman Advisors in respect of Class C shares for the fiscal year ended October 31, 2005 was equal to 1% per annum of the Class C shares' average daily net assets, as follows:

                                                   Total
             Fund                                Fees Paid
             ----                                ---------
             Emerging Markets Fund                $30,597
             Global Growth Fund                    35,286
             Global Smaller Companies Fund         50,666
             Global Technology Fund               197,218
             International Growth Fund             46,402


The amounts expended by Seligman Advisors in any one year with respect to Class C shares of a Fund may exceed 12b-1 fees paid by the Fund in that year. Each Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class C shares in one fiscal year to be paid from Class C 12b-1 fees received from the Fund in any other fiscal year; however, in any fiscal year the Funds are not obligated to pay any 12b-1 fees in excess of the fees described above.


As of September 30, 2005 (the most recent date such information was available), Seligman Advisors incurred the following amounts of expenses in respect of each Fund's Class C shares that were not reimbursed from the amounts received from each Fund's 12b-1 Plan. Also shown below are percentages of each Fund's net assets:


                                        Amount of                 % of the
                                   Unreimbursed Expenses       Net Assets of
                                  Incurred with Respect to        Class C at
Fund                                   Class C Shares         September 30, 2005
----                                   --------------         ------------------
Emerging Markets Fund                    $164,041                     3.81%
Global Growth Fund                        344,271                     9.93
Global Smaller Companies Fund             183,862                     2.85
Global Technology Fund                  1,940,359                    10.43
International Growth Fund                 266,568                     4.96

If the 12b-1 Plan is terminated in respect to Class C shares of any Fund, no amounts (other than amounts accrued but not yet paid) would be owed by that Fund to Seligman Advisors with respect to Class C shares.


Class D

Under its 12b-1 Plan, each Fund, with respect to Class D shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of Class D shares. This fee is used by Seligman Advisors, as follows: During the first year following the sale of Class D shares, a distribution fee of 0.75% of the average daily net assets attributable to such Class D shares is used, along with any CDSC proceeds, to
(1) reimburse Seligman Advisors for its payment at the time of sale of Class D shares of a 0.75% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and Prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class D shares, a service fee of up to 0.25% of the average daily net assets attributable to such Class D shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class D shares of a service fee of 0.25% of the net asset value of the Class D shares sold (for shareholder services to be provided to Class D shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class D shares, the entire 12b-1 fee attributable to such Class D shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of each Fund. The total amount paid by each Fund to Seligman Advisors in respect of Class D shares for the fiscal year ended October 31, 2005 was equal to 1% per annum of the Class D shares' average daily net assets, as follows:

                                                    Total
               Fund                               Fees Paid
               ----                               ---------
               Emerging Markets Fund               $100,592
               Global Growth Fund                   120,214
               Global Smaller Companies Fund        484,362
               Global Technology Fund               752,038
               International Growth Fund            160,155


The amounts expended by Seligman Advisors in any one year with respect to Class D shares of a Fund may exceed 12b-1 fees paid by the Fund in that year. Each Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class D shares in one fiscal year to be paid from Class D 12b-1 fees received from the Fund in any other fiscal year; however, in any fiscal year the Funds are not obligated to pay any 12b-1 fees in excess of the fees described above.


As of September 30, 2005 (the most recent date such information was available), Seligman Advisors incurred the following amounts of expenses in respect of each Fund's Class D shares that were not reimbursed from the amounts received from each Fund's 12b-1 Plan. Also shown are the amounts of percentages of each Fund's net assets:

                                         Amount of                 % of the
                                   Unreimbursed Expenses        Net Assets of
                                 Incurred with Respect to         Class D at
Fund                                  Class D Shares          September 30, 2005
----                                  --------------          ------------------
Emerging Markets Fund                    $  619,717                  4.49%
Global Growth Fund                          963,423                  8.75
Global Smaller Companies Fund             3,474,100                  6.89
Global Technology Fund                    3,249,049                  4.61
International Growth Fund                 1,209,923                  6.80


If a Fund's 12b-1 Plan is terminated in respect of Class D shares, no amounts (other than amounts accrued but not yet paid) would be owed by that Fund to Seligman Advisors with respect to Class D shares.

Class R


Under the 12b-1 Plan, the Funds, with respect to Class R shares, are authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 0.50% of the average daily net asset value of the Class R shares. This 12b-1 fee is comprised of (1) a distribution fee equal to 0.25% of the average daily net assets attributable to the Class R shares and (2) a service fee of up to 0.25% of the average daily net asset value of the Class R shares. The 12b-1 fee is used by Seligman Advisors in one of two ways, depending on the payout option chosen by Service Organizations. This fee is used by Seligman Advisors as follows:


Option 1 - Service Organization opts for time-of-sale payment. A distribution fee of 0.25% of the average daily net assets attributable to such Class R shares is used, along with any CDSC proceeds, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class R shares of a 0.75% sales commission to the Service Organization, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and Prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class R shares, a service fee of up to 0.25% of the average daily net assets attributable to such Class R shares is used to reimburse Seligman Advisors for its prepayment to the Service Organization at the time of sale of Class R shares of a service fee of 0.25% of the net asset value of the Class R shares sold (for shareholder services to be provided to Class R shareholders over the course of the one year immediately following the sale). After the initial one-year period following a sale of Class R shares, the 0.25% servicing fee is used to reimburse Seligman Advisors for its payments to the Service Organization for providing continuing shareholder services. The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees.

Option 2 - Service Organization does not opt for time-of-sale payment. The entire 12b-1 fee attributable to the sale of the Class R shares, along with any CDSC proceeds, is used to (1) reimburse Seligman Advisors for its on-going payment of the entire 12b-1 fees attributable to such Class R shares to the Service Organization for providing continuing shareholder services and distribution assistance in respect of the Fund and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and Prospectuses to prospective investors and other marketing costs of Seligman Advisors.

The total amount paid by each Fund to Seligman Advisors in respect of Class R shares for the fiscal year ended October 31, 2005 was equal to 0.50% per annum of the Class R shares' average daily net assets, as follows:

            Fund                                 Total
            ----                               Fees Paid
                                               ---------
            Emerging Markets Fund                 $2,352
            Global Growth Fund                        12
            Global Smaller Companies Fund            414
            Global Technology Fund                 1,229
            International Growth Fund                432

The amounts expended by Seligman Advisors in any one year with respect to Class R shares of each Fund may exceed the 12b-1 fees paid by a Fund in that year. Each Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class R shares in one fiscal year to be paid from Class R 12b-1 fees in any other fiscal year; however, in any fiscal year the Funds are not obligated to pay any 12b-1 fees in excess of the fees described above.

As of September 30, 2005 (the most recent date such information was available), Seligman Advisors incurred the following amounts of expenses in respect of each Fund's Class R shares that were not reimbursed from the amounts received from each Fund's 12b-1 Plan. Also shown are the amounts of percentages of each Fund's net assets:

                                        Amount of                 % of the
                                  Unreimbursed Expenses        Net Assets of
                                 Incurred with Respect to        Class R at
Fund                                  Class R Shares         September 30, 2005
----                                  --------------         ------------------
Emerging Markets Fund                      $11,887                   1.52%
Global Growth Fund                             139                   6.48
Global Smaller Companies Fund                  520                   4.74
Global Technology Fund                       7,621                   2.51
International Growth Fund                      648                   5.72

If the 12b-1 Plan is terminated in respect of Class R shares of a Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class R shares.

                            -------------------------

Payments made by each Fund under its 12b-1 Plan in respect of Class A, Class B, Class C, Class D and Class R shares for the fiscal year ended October 31, 2005, were spent on the following activities in the following amounts:

                                   Compensation   Compensation
                                        to             to             Other
Fund/Class                         Underwriters  Broker/Dealers    Compensation*
----------                         ------------  --------------    -------------
Emerging Markets Fund/Class A        $    -0-      $ 105,833          $    -0-
Emerging Markets Fund/Class B*         1,057          17,442           50,248
Emerging Markets Fund/Class C          9,183          21,414               -0-
Emerging Markets Fund/Class D         32,114          68,478               -0-
Emerging Markets Fund/Class R            225           2,127               -0-

Global Growth Fund/Class A           $    -0-       $ 72,098          $    -0-
Global Growth Fund/Class B*            3,605          20,433           54,721
Global Growth Fund/Class C             8,208          27,078               -0-
Global Growth Fund/Class D             5,630         114,584               -0-
Global Growth Fund/Class R                 1              11               -0-

                                         Compensation    Compensation
                                              to              to             Other
Fund/Class                               Underwriters   Broker/Dealers   Compensation*
----------                               ------------   --------------   -------------
Global Smaller Companies Fund/Class A      $     -0-       $258,200        $     -0-
Global Smaller Companies Fund/Class B*          518          61,018         172,488
Global Smaller Companies Fund/Class C        28,007          22,659              -0-
Global Smaller Companies Fund/Class D        41,427         442,935              -0-
Global Smaller Companies Fund/Class R            42             372              -0-

Global Technology Fund/Class A             $     -0-       $628,815        $     -0-
Global Technology Fund/Class B*              25,423         125,674         339,680
Global Technology Fund/Class C                3,685         193,533              -0-
Global Technology Fund/Class D                  -0-         752,038              -0-
Global Technology Fund/Class R                   45           1,184              -0-

International Growth Fund/Class A           $    -0-       $ 93,047        $     -0-
International Growth Fund/Class B*              850          20,089          60,424
International Growth Fund/Class C            22,683          23,719              -0-
International Growth Fund/Class D            40,609         119,546              -0-
International Growth Fund/Class R                44             388              -0-


* Payment is made to the Purchasers to compensate them for having funded at the time of sale, payments to broker/dealers and underwriters.


The 12b-1 Plan with respect to the International Growth Fund was originally approved on July 15, 1993 by the Board of Directors, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Fund ("Qualified Directors") and by the shareholders of such Fund on September 21, 1993. The 12b-1 Plan with respect to the Emerging Markets Fund was originally approved on March 21, 1996 by the Board of Directors, including a majority of the Qualified Directors, and by the sole shareholder of each Class of shares of the Fund on May 10, 1996. The 12b-1 Plan with respect to the Global Growth Fund was originally approved on September 21, 1995 by the Board of Directors, including a majority of the Qualified Directors, and by the sole shareholder of such Fund on October 30, 1995. The 12b-1 Plan with respect to the Global Smaller Companies Fund was originally approved on July 16, 1992 by the Board of Directors, including a majority of the Qualified Directors. Amendments to the 12b-1 Plan in respect of Class D shares of the Global Smaller Companies Fund were approved by the Board of Directors of the Fund, including a majority of the Qualified Directors, on March 18, 1993 and the amended 12b-1 Plan was approved by the shareholders of the Global Smaller Companies Fund on May 20, 1993. The 12b-1 Plan with respect to the Global Technology Fund was originally approved on March 17, 1994 by the Board of Directors, including a majority of the Qualified Directors, and by the sole shareholder of such Fund on that date. The 12b-1 Plans were approved in respect of the Class B shares of each Fund other than the Emerging Markets Fund on March 21, 1996 by the Board of Directors, including a majority of the Qualified Directors, and by the sole shareholder of each such Fund's Class B shares on that date, and became effective in respect of such Class B shares on April 22, 1996. In addition, the 12b-1 Plans were approved with respect of Class C shares of each Fund on May 20, 1999 by the Directors, including a majority of the Qualified Directors, and became effective in respect of each Fund's Class C shares on June 1, 1999. The 12b-1 Plans were approved in respect of Class R shares of each Fund on March 20, 2003 by the Board of Directors, including a majority of Qualified Directors, and became effective in respect of each Fund's Class R shares on April 30, 2003.


The 12b-1 Plans will continue in effect through December 31 of each year so long as such continuance is approved annually by a majority vote of both the Directors and the Qualified Directors, cast in person at a meeting called for the purpose of voting on such approval. No material amendment to the 12b-1 Plans may be made except by a majority of both the Directors and Qualified Directors. The 12b-1 Plans may not be amended to increase materially the amounts payable to Service Organizations with respect to a Class without the approval of a majority of the outstanding voting securities of such Class. If the amount payable in respect of Class A shares under a Fund's 12b-1 Plan is proposed to be increased materially, the Fund will either (i) permit holders of Class B shares to vote as a separate class on the proposed increase or (ii) establish a new class of shares subject to the same payment under the

12b-1 Plan as existing Class A shares, in which case Class B shares will thereafter convert into the new class instead of into Class A shares.

The 12b-1 Plans require that the Treasurer of the Funds shall provide to the Directors and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the 12b-1 Plans. Rule 12b-1 also requires that the selection and nomination of Directors who are not "interested persons" of the Funds be made by such disinterested Directors. The 12b-1 Plans are reviewed by the Directors annually.


Seligman Services acts as a broker/dealer of record for shareholder accounts that do not have a designated financial advisor. As such, it receives compensation pursuant to each Fund's 12b-1 Plan for providing personal services and account maintenance to such accounts and other distribution services. For the fiscal years ended October 31, 2005, 2004 and 2003, Seligman Services received distribution and service fees pursuant to each Fund's 12b-1 Plan as follows:

                                          Distribution and Service Fees
                                                      Paid to
                                                 Seligman Services
                                                 -----------------
       Fund                               2005          2004         2003
       ----                               ----          ----         ----
       Emerging Markets Fund            $ 7,509       $ 4,119        $ 3,155
       Global Growth Fund                 5,256         4,710          4,071
       Global Smaller Companies Fund     14,347        12,561         10,346
       Global Technology Fund            59,151        67,110         59,008
       International Growth Fund          7,316         6,233          4,724



Other Service Providers


SDC, which is owned by certain other investment companies in the Seligman Group, is the shareholder servicing agent and dividend paying agent for the Funds. SDC charges the Funds at cost for its services. These costs may include amounts paid by SDC to financial intermediaries and other third parties who provide subtransfer-agency services. Certain officers and directors of the Funds are also officers and directors of SDC. SDC's address is 100 Park Avenue, New York, New York 10017.

                               Portfolio Managers

For purposes of this discussion, each member of a Fund's portfolio team is referred to as a "portfolio manager". The following table sets forth certain additional information with respect to the portfolio managers of each Fund. Unless noted otherwise, all information is provided as of October 31, 2005.

Other Accounts Managed by Portfolio Managers. Table A below identifies, for each of the portfolio managers, the number of accounts managed (other than the Fund managed by its portfolio manager) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. Table B identifies, for each of the portfolio managers of each Fund, only those accounts that have an advisory fee based on performance of the account. For purposes of these tables, each series or portfolio of a registered investment company will be counted as a separate registered investment company.

Table A:

------------------------------------------------------------------------------------------------------------------------------
                                    Registered Investment         Other Pooled Investment
 Portfolio Manager/Fund                   Companies                       Vehicles                    Other Accounts
------------------------------------------------------------------------------------------------------------------------------
Vera M. Trojan, Emerging          0 Registered Investment          10 Pooled Investment          8 Other Accounts with
Markets Fund                              Companies.                   Vehicles with               approximately $214.3
                                                                    approximately $474.8      million in total assets under
                                                               million in total assets under           management.
                                                                        management.
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                    Registered Investment         Other Pooled Investment
 Portfolio Manager/Fund                   Companies                       Vehicles                    Other Accounts
------------------------------------------------------------------------------------------------------------------------------
Andrew S. Offit, Global            15 Registered Investment         8 Pooled Investment           40 Other Accounts with
Growth Fund                             Companies with                 Vehicles with              approximately $3,693.7
                                    approximately $4,335.4         approximately $1,830.5     million in total assets under
                                   million in total assets     million in total assets under           management.
                                      under management.                 management.

------------------------------------------------------------------------------------------------------------------------------
Jean-Marc Berteaux, Global         15 Registered Investment         8 Pooled Investment           30 Other Accounts with
Growth Fund                             Companies with                 Vehicles with              approximately $3,684.8
                                    approximately $4,335.4         approximately $1,830.5     million in total assets under
                                   million in total assets     million in total assets under           management.
                                      under management.                 management.

------------------------------------------------------------------------------------------------------------------------------
Matthew D. Hudson, Global          15 Registered Investment         8 Pooled Investment           36 Other Accounts with
Growth Fund                             Companies with                 Vehicles with              approximately $3,686.1
                                    approximately $4,335.4         approximately $2,072.9     million in total assets under
                                   million in total assets     million in total assets under           management.
                                      under management.                 management.

------------------------------------------------------------------------------------------------------------------------------
Andrew S. Offit,                   15 Registered Investment         8 Pooled Investment           40 Other Accounts with
International Growth Fund               Companies with                 Vehicles with              approximately $3,693.7
                                    approximately $4,307.3         approximately $1,830.5     million in total assets under
                                   million in total assets     million in total assets under           management.
                                      under management.                 management.

------------------------------------------------------------------------------------------------------------------------------
Jean-Marc Berteaux,                15 Registered Investment         8 Pooled Investment           30 Other Accounts with
International Growth Fund               Companies with                 Vehicles with              approximately $3,684.8
                                    approximately $4,307.3         approximately $1,830.5     million in total assets under
                                   million in total assets     million in total assets under           management.
                                      under management.                 management.

------------------------------------------------------------------------------------------------------------------------------
Matthew D. Hudson,                 15 Registered Investment         8 Pooled Investment           36 Other Accounts with
International Growth Fund               Companies with                 Vehicles with              approximately $3,686.1
                                    approximately $4,307.3         approximately $2,072.9     million in total assets under
                                   million in total assets     million in total assets under           management.
                                      under management.                 management.

------------------------------------------------------------------------------------------------------------------------------
Jamie A. Rome, Global              4 Registered Investment          7 Pooled Investment           27 Other Accounts with
Smaller Companies Fund                  Companies with                 Vehicles with              approximately $3,546.1
                                     approximately $711.1          approximately $1,342.4     million in total assets under
                                   million in total assets     million in total assets under           management.
                                      under management.                 management.

------------------------------------------------------------------------------------------------------------------------------
Simon H. Thomas, Global            4 Registered Investment          7 Pooled Investment           16 Other Accounts with
Smaller Companies Fund                  Companies with                 Vehicles with               approximately $940.8
                                     approximately $578.4          approximately $1,273.7     million in total assets under
                                   million in total assets     million in total assets under           management.
                                      under management.                 management.
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                    Registered Investment         Other Pooled Investment
 Portfolio Manager/Fund                   Companies                       Vehicles                    Other Accounts
------------------------------------------------------------------------------------------------------------------------------
Nikunj Hindocha, Global            4 Registered Investment          7 Pooled Investment           19 Other Accounts with
Smaller Companies Fund                  Companies with                 Vehicles with               approximately $941.0
                                     approximately $578.4          approximately $1,273.7     million in total assets under
                                   million in total assets     million in total assets under           management.
                                      under management.                 management.

------------------------------------------------------------------------------------------------------------------------------
Daniel Maguire, Global             4 Registered Investment          7 Pooled Investment           15 Other Accounts with
Smaller Companies Fund                  Companies with                 Vehicles with               approximately $940.6
                                     approximately $578.4          approximately $1,273.7     million in total assets under
                                   million in total assets     million in total assets under           management.
                                      under management.                 management.

------------------------------------------------------------------------------------------------------------------------------
Richard M. Parower, Global         5 Registered Investment          9 Pooled Investment           3 Other Accounts with
Technology Fund                         Companies with                 Vehicles with            approximately $487,772 in
                                    approximately $3,559.1          approximately $432.5            total assets under
                                   million in total assets     million in total assets under           management.
                                      under management.                 management.

------------------------------------------------------------------------------------------------------------------------------
Paul H. Wick, Global               3 Registered Investment          7 Pooled Investment           3 Other Accounts with
Technology Fund                         Companies with                 Vehicles with             approximately $2,141,197
                                    approximately $3,454.1          approximately $404.4          in total assets under
                                   million in total assets     million in total assets under           management.
                                      under management.                 management.

------------------------------------------------------------------------------------------------------------------------------
Reema D. Shah, Global              5 Registered Investment          9 Pooled Investment           4 Other Accounts with
Technology Fund                         Companies with                 Vehicles with            approximately $611,804 in
                                    approximately $3,559.1          approximately $432.5            total assets under
                                   million in total assets     million in total assets under           management.
                                      under management.                 management.

------------------------------------------------------------------------------------------------------------------------------
Ajay Diwan, Global                 5 Registered Investment          9 Pooled Investment           4 Other Accounts with
Technology Fund                         Companies with                 Vehicles with            approximately $368,812 in
                                    approximately $3,559.1          approximately $432.5            total assets under
                                   million in total assets     million in total assets under           management.
                                      under management.                 management.

------------------------------------------------------------------------------------------------------------------------------
Benjamin Lu, Global                1 Registered Investment          2 Pooled Investment             0 Other Accounts.
Technology Fund                          Company with                  Vehicles with
                                      approximately $8.0            approximately $109.8
                                   million in total assets     million in total assets under
                                      under management.                 management.
------------------------------------------------------------------------------------------------------------------------------

Table B:

------------------------------------------------------------------------------------------------------------------------------
                                    Registered Investment         Other Pooled Investment
 Portfolio Manager/Fund                   Companies                       Vehicles                    Other Accounts
------------------------------------------------------------------------------------------------------------------------------
Vera M. Trojan, Emerging           0 Registered Investment         0 Pooled Investment            1 Other Account with
Markets Fund                              Companies.                    Vehicles.                 approximately $405.4
                                                                                             million in total assets under
                                                                                                      management.

------------------------------------------------------------------------------------------------------------------------------
Andrew S. Offit, Global            0 Registered Investment         0 Pooled Investment            1 Other Account with
Growth Fund                               Companies.                    Vehicles.                 approximately $122.2
                                                                                             million in total assets under
                                                                                                      management.

------------------------------------------------------------------------------------------------------------------------------
Jean-Marc Berteaux, Global         0 Registered Investment         0 Pooled Investment            1 Other Account with
Growth Fund                               Companies.                    Vehicles.                 approximately $122.2
                                                                                             million in total assets under
                                                                                                      management.

------------------------------------------------------------------------------------------------------------------------------
Matthew D. Hudson, Global          0 Registered Investment         0 Pooled Investment            1 Other Account with
Growth Fund                               Companies.                    Vehicles.                 approximately $122.2
                                                                                             million in total assets under
                                                                                                      management.

------------------------------------------------------------------------------------------------------------------------------
Andrew S. Offit,                   0 Registered Investment         0 Pooled Investment            1 Other Account with
International Growth Fund                 Companies.                    Vehicles.                 approximately $122.2
                                                                                             million in total assets under
                                                                                                      management.

------------------------------------------------------------------------------------------------------------------------------
Jean-Marc Berteaux,                0 Registered Investment         0 Pooled Investment            1 Other Account with
International Growth Fund                 Companies.                    Vehicles.                 approximately $122.2
                                                                                             million in total assets under
                                                                                                      management.

------------------------------------------------------------------------------------------------------------------------------
Matthew D. Hudson,                 0 Registered Investment         0 Pooled Investment            1 Other Account with
International Growth Fund                 Companies.                    Vehicles.                 approximately $122.2
                                                                                             million in total assets under
                                                                                                      management.

------------------------------------------------------------------------------------------------------------------------------
Jamie A. Rome, Global              0 Registered Investment         0 Pooled Investment            1 Other Account with
Smaller Companies Fund                    Companies.                    Vehicles.             approximately $64.1 million
                                                                                                 in total assets under
                                                                                                      management.

------------------------------------------------------------------------------------------------------------------------------
Simon H. Thomas, Global            0 Registered Investment         0 Pooled Investment            1 Other Account with
Smaller Companies Fund                    Companies.                    Vehicles.             approximately $47.0 million
                                                                                                 in total assets under
                                                                                                      management.

------------------------------------------------------------------------------------------------------------------------------
Nikunj Hindocha, Global            0 Registered Investment         0 Pooled Investment            1 Other Account with
Smaller Companies Fund                    Companies.                    Vehicles.             approximately $47.0 million
                                                                                                 in total assets under
                                                                                                      management.
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                    Registered Investment         Other Pooled Investment
 Portfolio Manager/Fund                   Companies                       Vehicles                    Other Accounts
------------------------------------------------------------------------------------------------------------------------------
Daniel Maguire, Global             0 Registered Investment          0 Pooled Investment            1 Other Account with
Smaller Companies Fund                    Companies.                     Vehicles.             approximately $47.0 million
                                                                                                  in total assets under
                                                                                                       management.
Richard M. Parower, Global         0 Registered Investment          4 Pooled Investment             0 Other Accounts.

------------------------------------------------------------------------------------------------------------------------------
Technology Fund                           Companies.                   Vehicles with
                                                                    approximately $227.0
                                                               million in total assets under
                                                                        management.

------------------------------------------------------------------------------------------------------------------------------
Paul H. Wick, Global               0 Registered Investment          4 Pooled Investment             0 Other Accounts.
Technology Fund                           Companies.                   Vehicles with
                                                                    approximately $235.1
                                                               million in total assets under
                                                                        management.

------------------------------------------------------------------------------------------------------------------------------
Reema D. Shah, Global              0 Registered Investment          4 Pooled Investment             0 Other Accounts.
Technology Fund                           Companies.                   Vehicles with
                                                                    approximately $227.0
                                                               million in total assets under
                                                                        management.

------------------------------------------------------------------------------------------------------------------------------
Ajay Diwan, Global                 0 Registered Investment          4 Pooled Investment             0 Other Accounts.
Technology Fund                           Companies.                   Vehicles with
                                                                    approximately $227.0
                                                               million in total assets under
                                                                        management.
------------------------------------------------------------------------------------------------------------------------------

Compensation/Material Conflicts of Interest. Set forth below is an explanation of the structure of, and method(s) used to determine, portfolio manager compensation. Also set forth below is an explanation of material conflicts of interest that may arise between the portfolio managers' management of each Fund's investments and investments in other accounts.

Compensation:

Compensation of Portfolio Managers of Global Technology Fund. As compensation for their responsibilities, each of Messrs. Parower, Wick, Saluja, Diwan and Lu and Ms. Shah received a base salary and discretionary bonus for the year ended December 31, 2005.

A portion of the discretionary bonuses is allocated from a bonus pool which is based upon (i) the annual revenues generated from the Seligman funds and institutional accounts under management for the portfolio managers' investment team (other than those attributable to funds that invest a substantial portion of their assets in securities of private companies) and the weighted-average pre-tax investment performance of such funds and accounts versus the investment results of a group of competitor funds over a rolling three-year period (ending November 30th), and (ii) a portion of the management and performance fees generated for the Seligman's privately offered hedge funds.

A portion of the discretionary bonuses is subjective and based on numerous qualitative and quantitative factors. The factors, which have no pre-determined weightings and may apply differently from person to person may include, among other things, a portfolio manager's relative investment performance versus one or more competitive universes or benchmarks for periods other than noted above; Seligman's overall profitability and profitability attributable to the assets under management for a portfolio manager's investment team; and a portfolio manager's support of marketing efforts.

The structure of a portfolio manager's compensation may be modified from time to time to reflect, among other things, changes in responsibilities or the competitive environment.

Compensation of Portfolio Managers of Subadvised Funds. Wellington Management earns a fee based on the assets under management of each Subadvised Fund as set forth in the Subadvisory Agreement between Wellington Management and Seligman on behalf of the Subadvised Funds. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to each Subadvised Fund. The following information relates to the fiscal year ended October 31, 2005.

Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management's compensation of the Subadvised Funds' portfolio managers listed in this Prospectus who are primarily responsible for the day-to-day management of the Subadvised Funds ("Investment Professionals") includes a base salary and incentive components. The base salary for Investment Professionals who are partners of Wellington Management are determined by the Managing Partners of Wellington Management. A partner's base salary is generally a fixed amount that may change as a result of an annual review. The base salaries for the other Investment Professionals are determined by their experience and performance in their respective roles. The base salaries for employees are reviewed annually and may be adjusted based on the recommendation of their business manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries for employees of the firm. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the relevant Subadvised Fund managed by the Investment Professional and generally each other portfolio managed by such Investment Professional. The incentive payment relating to the relevant Subadvised Fund for each Investment Professional is linked to the gross pre-tax performance of the portion of the relevant Subadvised Fund managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other portfolios managed by these Investment Professionals, including portfolios with performance fees. With respect to the non-North American portion of the Global Smaller Companies Fund, the Investment Professionals' incentive payment is a flat rate which is not linked to benchmark performance. Portfolio-based incentives across all portfolios managed by an investment professional can, and typically do, represent a significant portion of an investment professional's overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than portfolio performance. Each partner of Wellington Management is also eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Messrs. Offit and Rome and Ms. Trojan are all partners of the firm.

----------------------------------------------------------------------------------------------------
Subadvised Fund                                 Benchmark Index and/or Peer for the Incentive
                                                Period
----------------------------------------------------------------------------------------------------
Seligman Emerging Markets Fund                  MSCI Emerging Markets Index
----------------------------------------------------------------------------------------------------
Seligman Global Growth Fund                     MSCI World Index
----------------------------------------------------------------------------------------------------
Seligman International Growth Fund              MSCI EAFE Index
----------------------------------------------------------------------------------------------------
Seligman Global Smaller Companies Fund          S&P 500 Index/CGEI BMI LT 2B North America (Mr.
----------------------------------------------------------------------------------------------------

Conflicts of Interest

Seligman. Actual or potential conflicts of interest may arise from the fact that Seligman, and the portfolio managers of the Global Technology Fund have day-to-day management responsibilities with respect to accounts of clients of Seligman other than that Fund ("Other Accounts"). Seligman has policies and procedures intended to mitigate or manage the conflicts of interest described below. There is no guarantee that any such policies or procedures will detect each and every situation in which a conflict of interest arises.

Seligman may receive higher compensation with respect to Other Accounts managed by portfolio managers of Seligman (including accounts which are private investment funds or have performance or higher fees paid to Seligman, or in which one or more portfolio managers have direct or indirect personal interest in the receipt of such fees) than that received with respect to the Global Technology Fund. This may create a potential conflict of interest for Seligman or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, Seligman could be viewed as having a conflict of interest to the extent that
Seligman or an affiliate has a proprietary investment in one or more Other Accounts, the portfolio managers have personal investments, directly or indirectly, in one or more Other Accounts or the Other Accounts are investment options in Seligman's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Seligman may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. Seligman may be perceived as causing accounts it manages to participate in an offering to increase Seligman's overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account or when a sale in one account lowers the sale price received in a sale by a second account. Because Seligman manages accounts that engage in short sales of securities of the type in which many clients may invest, Seligman could be seen as harming the performance of certain client accounts (i.e., those not engaging in short sale transactions) for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. Conversely, Seligman could be seen as benefiting those accounts that may engage in short sales through the sale of securities held by other clients to the extent that such sales reduce the cost to cover the short positions.

Seligman and its affiliates may at times give advice or take action with respect to accounts that differs from the advice given other accounts. A particular security may be bought or sold only for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. Simultaneous portfolio transactions in the same security by multiple clients may tend to decrease the prices received by clients for sales of such securities and increase the prices paid by clients for purchases of such securities.

Employees of Seligman, including portfolio managers, may engage in personal trading, subject to Seligman's Code of Ethics. In addition to the general conflicts noted above, personal trading by employees may create apparent or actual conflicts to the extent that one or more employees personally benefit or appear to benefit from subsequent trading by clients in similar securities.

Because  portfolio   managers  of  Seligman  manage  multiple  client  accounts, portfolio mangers may devote unequal time and attention to the portfolio management of client accounts.

Wellington Management. Individual investment professionals manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations), bank common trust accounts, and hedge funds. The Investment Professionals generally manage portfolios in several different investment styles. These portfolios may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the relevant Subadvised Fund. The Investment Professionals make investment decisions for each portfolio based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that portfolio. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. The Investment Professionals or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Subadvised Fund, both of which have the potential to adversely impact the relevant Subadvised Fund depending on market conditions. For example, an Investment Professional may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures, including performance fees, that are or have the potential to be higher, in some cases significantly higher, than the fees paid by the relevant Subadvised Fund to Wellington Management. Because incentive payments are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the portfolio manager(s) in each account, the incentives associated with any given portfolio may be significantly higher or lower than those associated with other accounts managed by the Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary fund guidelines, the allocation of IPOs, and compliance with the firm's code of ethics, and places additional investment restrictions on Investment Professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of the Investment Professionals. Although Wellington Management does not track the time an Investment Professional spends on a single portfolio, Wellington Management does periodically assess whether an Investment Professional has adequate time and resources to effectively manage the Investment Professional's various client mandates.

Securities Ownership. As of October 31, 2005, no portfolio manager employed by Seligman owned shares of a Fund for which he/she provided portfolio management services. Other than Mr. Offit, who, as of October 31, 2005 owned between $50,001 and $100,000 of shares of each of the Global Growth Fund and the International Growth Fund, no other portfolio manager employed by Wellington Management or Wellington International owned shares of a Fund to which he/she provides portfolio management services.


                    Brokerage Allocation and Other Practices

Brokerage Transactions


Both Seligman and Wellington Management (with respect to the Subadvised Funds) will seek the most favorable price and execution in the purchase and sale of portfolio securities of each Fund. When two or more of the investment companies in the Seligman Group or other investment advisory clients of Seligman or Wellington Management, as the case may be, desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by Seligman or Wellington Management, as the case may be, in a manner believed to be equitable. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

In over-the-counter markets, the Funds deal with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. Each Fund may buy securities from or sell securities to dealers acting as principal in accordance with applicable law.

For the fiscal years ended October 31, 2005, 2004 and 2003, the Funds paid total brokerage commissions to others for execution, research and statistical services in the following amounts:

                                                    Total Brokerage
                                                    Commissions Paid
                                                    ----------------
      Fund                                  2005           2004        2003
      ----                                  ----           ----        ----
      Emerging Markets Fund             $   426,066    $  339,455    $  656,983
      Global Growth Fund                    356,241       498,156       468,066
      Global Smaller Companies Fund         508,651       701,875     1,671,964
      Global Technology Fund              2,564,432     3,338,809     5,297,225
      International Growth Fund             460,601       405,760       363,993


Commissions


For the fiscal years ended October 31, 2005, 2004 and 2003, the Funds did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with the Funds, Seligman, Wellington Management or Seligman Advisors.


Brokerage Selection

Seligman and Wellington Management, in the case of the Subadvised Funds, select broker dealers with the goal of obtaining "best execution". Seligman and Wellington Management will consider a full range and quality of a broker-dealer's services, such as price, market familiarity, reliability, integrity, commission rates, execution and settlement capabilities, ability to handle large orders, financial condition, technological infrastructure and operational capabilities, willingness to commit capital and the brokerage and research services provided or made available by the broker-dealer. These brokerage and research services, including supplemental investment research, analysis, and reports concerning issuers, industries, and securities, may be useful to Seligman and Wellington Management in connection with services to clients other than the Funds. The relative weighting given to any of the criteria mentioned above depends on a variety of factors including the nature of the transaction, the market on which a particular trade is being executed and the number of broker-dealers making a market in the security to be traded. While Seligman and Wellington Management seek reasonably competitive spreads or commissions, the Funds do not necessarily pay the lowest possible spread or commission.

Although sales of investment company shares will not be considered in selecting broker-dealers to effect securities transactions, Seligman offers services through the broker-dealer selling networks and expects that nearly all broker-dealers that effect securities transactions for the Seligman Funds will have a relationship with Seligman or its affiliates to distribute shares of the investment companies or other investment products offered by Seligman. Seligman and Wellington Management rank broker-dealers through an internal voting process which considers the services provided by broker-dealers excluding investment company or product sales by that broker-dealer.

In connection with any agency trades, Seligman determines the reasonableness of the commissions to be paid to a broker-dealer based upon the quality of the brokerage and research services provided, or arranged for, and as a result, may select a broker-dealer whose commission costs may be higher than another would have charged.


Seligman and Wellington Management, monitor and evaluate the performance and execution capabilities of broker-dealers through which they place orders and periodically review their policies with regard to negotiating commissions or mark-ups for the Seligman registered investment companies in light of current market conditions, statistical studies and other available information.


Regular Broker-Dealers


During the Funds' fiscal year ended October 31, 2005, the Funds did not acquire securities of any of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents, with the exception of the Global Growth Fund. At October 31, 2005, the Global Growth Fund held securities of Goldman Sachs Group, with a value of $973,049.

                       Capital Stock and Other Securities

Capital Stock


The Series is authorized to issue 2,000,000,000 shares of common stock, each with a par value of $.001 each, divided into five different series, which represents each of the Funds. The Global Technology Fund has five classes, designated Class A common stock, Class B common stock, Class C common stock, Class D common stock and Class R common stock. Each of the other Funds has six classes, designated Class A common stock, Class B common stock, Class C common stock, Class D common stock, Class I common stock and Class R common stock. Each share of a Fund's Class A, Class B, Class C, Class D, Class I and Class R common stock is equal as to earnings, assets, and voting privileges, except that each Class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or applicable state law. The Series has adopted a Plan ("Multiclass Plan") pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Series' Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the Multiclass Plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. All shares have noncumulative voting rights for the election of directors. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion, or preemptive rights.


Other Securities

The Series has no authorized securities other than common stock.

                   Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Class A

Purchase Price. Class A shares may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.

Employee and Family Members. Class A shares of the Funds may be issued without a sales charge and without regard to investment minimums set forth in the prospectus to present and former directors, trustees, officers, employees (and their respective family members) of the Funds, the other investment companies in the Seligman Group, and Seligman and its affiliates. Family members are defined to include lineal descendants and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales may also be made to employee benefit plans and thrift plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by Seligman or any affiliate. The sales may be made for investment purposes only, and shares may be resold only to the Funds. Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.


If you are eligible to purchase Class A shares without a sales charge or qualify for volume discounts, you should inform your financial advisor, financial intermediary or SDC of such eligibility and be prepared to provide proof thereof.


Purchases of Class A shares by a "single person" (as defined below under "Persons Entitled to Reductions") may be eligible for the following reductions in initial sales charges:


Discounts and Rights of Accumulation. Reduced sales charges will apply if the sum of (i) the current amount being invested by a "single person" in Class A shares of a Fund and in Class A shares of other Seligman mutual funds (excluding Class A shares of the Seligman Cash Management Fund), (ii) the current net asset value of the

Class A shares and Class B shares of other Seligman mutual funds already owned by the "single person" other than Seligman Cash Management Fund (except as provided in (iii)) and (iii) the current net asset value of Class A shares of Seligman Cash Management Fund which were acquired by a "single person" through an exchange of Class A shares of another Seligman mutual fund, exceeds the breakpoint discount thresholds for Class A shares described in the prospectus (the "Breakpoint Discounts).

The value the shares contemplated by items (ii) and (iii) above (collectively, the "Prior Owned Shares") will be taken into account only if SDC or the financial intermediary (if you are purchasing through a financial intermediary) is notified that there are holdings eligible for aggregation to meet the applicable Breakpoint Discount thresholds. If you are purchasing shares through a financial intermediary, you should consult with your intermediary to determine what information you will need to provide them in order to receive the Breakpoint Discounts to which you may be entitled. This information may include account records regarding shares eligible for aggregation that are held at any financial intermediary, as well as a social security or tax identification number. You may need to provide this information each time you purchase shares. In addition, certain financial intermediaries may prohibit you from aggregating investments in the Seligman Group if those investments are held in your accounts with a different intermediary or with SDC.


If you are dealing directly with SDC, you should provide SDC with account information for any shares eligible for aggregation. This information includes account records and a social security or tax identification number. You may need to provide this information each time you purchase shares.


Letter of Intent. This program allows an investor to purchase Class A shares over a 13-month period at reduced initial sales charges in accordance with the schedule in the Prospectus, based on the total amount of Class A shares of the Fund that the letter states the investor intends to purchase plus the total net asset value of Class A shares that were sold with an initial sales charge of the other Seligman mutual funds already owned and the total net asset value of Class A shares of Seligman Cash Management Fund which were acquired through an exchange of Class A shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent. In connection with such arrangement, a portion of the shares you initially purchase under the letter of intent will be held in escrow to provide for any sales charges that might result if you fail to purchase the amount of shares contemplated by the agreement assuming your purchases would not otherwise be eligible for Breakpoint Discounts. These shares will be released upon completion of the purchases contemplated by the letter of intent. In the event that you do not fulfill your obligations and the amount of any outstanding sales charge is greater than the value of the shares in escrow, you will be required to pay the difference. If the amount of the outstanding sales charge is less than the value of the shares in escrow, you will receive any shares remaining in the escrow after shares, with a value equal to the amount of the outstanding sales charge, are redeemed by the transfer agent.


Persons Entitled To Reductions. Reductions in initial sales charges apply to purchases of Class A shares, and independently, Class C shares in an account held by a "single person". Amounts invested in Class A shares and Class C shares will not be aggregated for purposes of determining eligibility for a Breakpoint Discount. A "single person" includes an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13) of the Internal Revenue Code, and non-qualified employee benefit plans that satisfy uniform criteria are also considered "single persons" for this purpose. The uniform criteria are as follows:

      1. Employees must authorize the employer, if requested by a Fund, to receive in bulk and to distribute to each participant on a timely basis the Fund Prospectuses, reports, and other shareholder communications.

      2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

      3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.


Eligible Employee Benefit Plans. The table of sales charges in the Prospectus applies to sales to "eligible employee benefit plans," except that the Fund may sell shares at net asset value to "eligible employee benefit plans" which have at least (1) $500,000 invested in the Seligman Group of mutual funds or (2) 50 eligible employees to whom such plan is made available. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales to eligible employee benefit plans are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. However, Section 403(b) Plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or number of eligible employees.


Sales to eligible employee benefit plans must be made in connection with a payroll deduction system of plan funding or other systems acceptable to SDC, the Funds' shareholder service agent. Contributions or account information for plan participation also should be transmitted to SDC by methods which it accepts. Additional information about "eligible employee benefit plans" is available from financial advisors or Seligman Advisors.

Further Types of Reductions. Class A shares may also be issued without an initial sales charge in the following instances:

(1) to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares;

(2) to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act;

(3) to registered representatives and employees (and their spouses and minor children) of any dealer or bank that has a sales agreement with Seligman Advisors;

(4)   to financial institution trust departments;

(5) to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares;

(6) to accounts of financial institutions or authorized dealers or investment advisors that charge account management fees, provided Seligman or one of its affiliates has entered into an agreement with respect to such accounts;

(7) pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund;

(8) to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors, or pursuant to a "fund of funds" arrangement;

(9)   to certain "eligible employee benefit plans" as discussed above;

(10) to those partners and employees of outside counsel to the Fund or its directors or trustees who regularly provide advice and services to the Fund, to other funds managed by Seligman, or to their directors or trustees; and

(11) in connection with sales pursuant to a 401(k) alliance program which has an agreement with Seligman Advisors.

CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge due to a purchase of $1,000,000 or more, either alone or through a volume discount, Right of Accumulation or Letter of Intent, are subject to a CDSC of 1% on redemptions of such shares within eighteen months of purchase. Employee benefit plans eligible for net asset value sales may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination. Other available reductions will not be subject to a 1% CDSC. The 1% CDSC will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean institutional investors (i.e. pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an eighteen month period, Morgan Stanley Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.


See "CDSC Waivers" below for other waivers which may be applicable to Class A shares.

Class B

Class B shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class B shares are subject to a CDSC if the shares are redeemed within six years of purchase at rates set forth in the table below, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Years Since Purchase                                                       CDSC
--------------------
Less than 1 year.......................................................    5%
1 year or more but less than 2 years...................................    4%
2 years or more but less than 3 years..................................    3%
3 years or more but less than 4 years..................................    3%
4 years or more but less than 5 years..................................    2%
5 years or more but less than 6 years..................................    1%
6 years or more........................................................    0%

Approximately eight years after purchase, Class B shares will convert automatically to Class A shares. Shares purchased through reinvestment of dividends and distributions on Class B shares also will convert automatically to Class A shares along with the underlying shares on which they were earned.

Conversion occurs during the month which precedes the eighth anniversary of the purchase date. If Class B shares of the Fund are exchanged for Class B shares of another Seligman Mutual Fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period of the shares exchanged will be tacked onto the holding period of the shares acquired. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSC schedule if such schedule is higher or longer than the CDSC schedule relating to the new Class B shares. In addition, Class B shares of the Fund acquired by exchange will be subject to the Fund's CDSC schedule if such schedule is higher or longer than the CDSC schedule relating to the Class B shares of the Seligman mutual fund from which the exchange has been made.

Class C


Class C shares may be purchased at a price equal to the next determined net asset value, plus an initial sales charge. No sales charge is payable by any person purchasing Class C shares through Level Load Intermediaries (as described below). In addition, in connection with the purchase of Class C shares by a "single person" (as described above), investors may be eligible for the reductions in initial sales charges similar to the reductions described above for Class A shares. Class C shares are subject to a CDSC of 1% if the shares are redeemed within eighteen months of purchase (twelve months for Class C shares purchased through Level Load Intermediaries described below), charged as a percentage of the current net asset value or the original purchase price, whichever is less. Unlike Class B shares, Class C shares do not automatically convert to Class A shares.

Level Load Intermediaries are those financial intermediaries who offer Class C Shares without any initial front-end sales charge. At the current time, the Level Load Intermediaries are as follows: Advest, Inc., Bear Stearns & Co. Inc., Citigroup Global Markets, Inc., First Clearing, LLC, INVEST Financial Corporation, Investment Centers of

America, Inc., KCD Financial, Inc., Lieblong & Associates, Inc., Linsco/Private Ledger Corporation, McDonald Investments Inc., Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., National Planning Corporation, National Planning Holdings, Inc., Piper Jaffray & Co., Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Dain Rauscher Inc., SII Investments, Inc., UBS Financial Services, Inc., Wachovia Securities Financial Network, LLC and Wachovia Securities, LLC. From time to time, other Level Load Intermediaries may be added.


Class D


Class D shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class D shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less. Unlike Class B shares, Class D shares do not automatically convert to Class A shares.


Class R


Class R shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class R shares are subject to a CDSC of 1% if the shares are redeemed within one year of the plan's initial purchase of Class R shares, charged as a percentage of the current net asset value or the original purchase price, whichever is less. Unlike Class B shares, Class R shares do not automatically convert to Class A shares.


Systematic Withdrawals. Class B, Class C, Class D and Class R shareholders who reinvest both their dividends and capital gain distributions to purchase additional shares of a Fund may use the Systematic Withdrawal Plan to withdraw up to 12%, 10%, 10% and 10%, respectively, of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class B, Class C, Class D and Class R shares (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:

(1) on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;

(2)   in connection with (1) distributions from retirement plans qualified under
      Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, loans, retirement, or separation of service), (2) distributions from a custodial account under
      Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, minimum distribution requirements after attainment of age 70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;

(3) in whole or in part, in connection with shares sold to current and retired Directors of the Funds;

(4) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)   in whole or in part, in connection with systematic withdrawals;

(6) in connection with participation in the Merrill Lynch Small Market 401(k) Program; and

(7) on incidental redemptions to cover administrative expenses (such expenses include, but are not limited to, trustee fees, wire fees or courier fees) not to exceed $25.00 per occurrence; and

(8) on redemptions of shares initially purchased by an eligible employee benefit plan that are not in connection with a plan-level termination.

If, with respect to a redemption of any Class A, Class B, Class C, Class D or Class R shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.

Class I


Class I shares are not subject to any initial or contingent sales charges or distribution expense. This Class, however, is only offered to certain types of investors. Persons who are eligible to purchase Class I shares of a Fund are described in the Prospectus for the Class I shares.

Payment in Securities. In addition to cash, the Funds may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge). Generally, a Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if Seligman determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that a Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. A Fund may reject in whole or in part offers to pay for Fund shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Funds will not accept restricted securities in payment for shares. The Funds will value accepted securities in the manner provided for valuing portfolio securities. Any securities accepted by a Fund in payment for the Fund's shares will have an active and substantial market and have a value which is readily ascertainable.


Fund Reorganizations

Class A shares and Class C shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of a Fund if the Fund is combined with another Seligman mutual fund, or in connection with a similar reorganization transaction.

Offering Price


When you buy or sell Fund shares, you do so at the Class's net asset value ("NAV") next calculated after Seligman Advisors accepts your request. However, in some cases, the Funds have authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of the Funds. In such instances, customer orders will be priced at the Class's NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares.

NAV per share of each class of a Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. NAV per share for a class is computed by dividing such class's share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the management fee, are accrued daily and taken into account for the purpose of determining NAV. The NAV of Class B, Class C, Class D and Class R shares will generally be lower than the NAV of Class A shares as a result of the higher 12b-1 fees with respect to such shares, which in turn will be lower than the NAV of Class I shares, which have no 12b-1 fee and which may have lower other expenses.


Generally,  portfolio  securities,  including  open short  positions and options written, are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. Securities traded on over-the-counter market are valued at the last sales price on the primary exchange or market on which they are traded. Other securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked price, except in the case of open short positions where the asked price is available. In addition, trading in most foreign securities markets, as well as US Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of regular trading on the NYSE. The values of the securities used in computing the net asset value of the shares of each Fund are generally determined as of such times. However, since the closing prices for securities traded on markets and exchanges outside the U.S. may not fully reflect events that occur after the local markets close but before the close of the NYSE, the Board of Directors of the Series has authorized the use of a third party pricing service on a regular basis to recommend adjustments to the local closing prices of certain foreign equity securities in order to determine the fair value of such securities. The adjustments are based on a statistical analysis of the historical relationships between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any) and movements in country or regional exchange-traded funds or future contracts. The factors used vary with each security, depending on which factors have been most important historically.


In addition, if Seligman concludes that the most recently reported (or closing) price of a security held by a Fund is no longer valid or reliable, or such price is otherwise unavailable, Seligman will value such security based upon its fair value as determined in accordance with procedures approved by the Board of Directors. In addition, fair value pricing may also be utilized (in accordance with procedures approved by the Board of Directors, in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, or extreme market volatility. Foreign currency exchange rates are also generally determined in accordance with procedures approved by the Board of Directors. Any other assets for which recent market quotations are not readily available are valued at fair value as determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less are valued at amortized cost. Short-term obligations with more than 60 days remaining to maturity will be valued at current market value until the sixtieth day prior to maturity, and will then be valued on an amortized cost basis based on the value on such date unless the Board determines that this amortized cost value does not represent fair market value. Foreign currency exchange rates are also determined in accordance with procedures approved by the Board of Directors.


For purposes of determining the net asset value per share of a Fund, all assets and liabilities initially expressed in foreign currencies will be converted into US dollars on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

Specimen Price Make-Up


Under the  current  distribution  arrangements  between  the Funds and  Seligman
Advisors, Class A shares and Class C shares are sold with a maximum initial sales charge of 4.75% and 1.00%(1), respectively, and Class B, Class D, Class I and Class R shares are sold at NAV(2). Using each Class's NAV at October 31, 2005, the maximum offering price of each Fund's shares is as follows:


Class A


                                                            Global
                                    Emerging    Global      Smaller     Global    International
                                    Markets     Growth    Companies   Technology      Growth
                                     Fund        Fund        Fund        Fund          Fund
                                     ----        ----        ----        ----          ----
Net asset value per share ....      $10.19       $7.39      $16.63      $12.81        $12.56
Maximum sales charge (4.75% of
 Offering price) .............        0.51        0.37        0.83        0.64          0.63
                                    ------       -----      ------      ------        ------
Offering price to public .....      $10.70       $7.76      $17.46      $13.45        $13.19
                                    ======       =====      ======      ======        ======

Class B


                                                            Global
                                    Emerging    Global      Smaller     Global    International
                                    Markets     Growth    Companies   Technology      Growth
                                     Fund        Fund        Fund        Fund          Fund
                                     ----        ----        ----        ----          ----
Net asset value and
  Offering price per share(2) ...   $ 9.47      $ 6.77      $14.93      $11.40        $11.35
                                    ======      ======      ======      ======        ======


Class C


                                                           Global
                                   Emerging     Global     Smaller      Global    International
                                    Markets     Growth    Companies   Technology      Growth
                                     Fund        Fund        Fund        Fund          Fund
                                     ----        ----        ----        ----          ----
Net asset value per share .....     $ 9.50       $6.78      $14.98      $11.40        $11.37
Maximum sales charge (1.00% of
  Offering price(1)) ..........       0.10        0.07        0.15        0.12          0.11
                                    ------      ------      ------      ------        ------
Offering price to public ......     $ 9.60       $6.85      $15.13      $11.52        $11.48
                                    ======      ======      ======      ======        ======


Class D


                                                           Global
                                   Emerging     Global     Smaller      Global    International
                                    Markets     Growth    Companies   Technology      Growth
                                     Fund        Fund        Fund        Fund          Fund
                                     ----        ----        ----        ----          ----
Net asset value and
  Offering price per share(2)..     $ 9.50      $ 6.78      $14.97      $11.38        $11.38
                                    ======      ======      ======      ======        ======


Class I


                                                           Global
                                   Emerging     Global     Smaller   International
                                    Markets     Growth    Companies     Growth
                                     Fund        Fund        Fund        Fund
                                     ----        ----        ----        ----
Net asset value and
  Offering price per share.....     $10.60       $ 7.57     $17.02      $13.09
                                    ======       ======     ======      ======


Class R


                                                           Global
                                   Emerging     Global     Smaller      Global    International
                                    Markets     Growth    Companies   Technology      Growth
                                     Fund        Fund        Fund        Fund          Fund
                                     ----        ----        ----        ----          ----
Net asset value and
  Offering price per share(2)...    $10.17       $7.35      $16.56      $12.74        $12.53
                                    ======      ======      ======      ======        ======

------------------------
(1) In addition to the 1.00% front-end sales charge applicable to Class C shares (other than those sold through Level Load Intermediaries) such shares are subject to a 1% CDSC if you redeem your shares within 18 months of purchase (12 months in the case of Class C shares purchased from Level Load Intermediaries). Level Load Intermediaries are discussed under "Purchase, Redemption and Pricing of Shares".


(2) Class B shares are subject to a CDSC, declining from 5% in the first year after purchase to 0% after six years. Class D are subject to a 1% CDSC if you redeem your shares within one year of purchase. Class R shares are subject to a 1% CDSC on shares redeemed within one year of purchase of a retirement plan's initial purchase.

Redemption in Kind

The procedures for selling Fund shares under ordinary circumstances are set forth in the Prospectuses. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if: (i) the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE; (ii) during periods of emergency which made the disposal by the Funds of their shares impracticable or it is not reasonably practicable for the Funds to fairly determine the value of their respective net assets; or (iii) such other periods as ordered by the SEC for the protection of the Funds' shareholders. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

Anti-Money Laundering


As part of the Series' responsibility for the prevention of money laundering, you may be required by the Series, Seligman or their respective service providers to provide additional information, including information needed to verify the source of funds used to purchase shares and your identity or the identity of any underlying beneficial owners of your shares. In the event of delay or failure by you to produce any requested information, the Series or its service providers may refuse to accept a subscription or, to the extent permitted or required by applicable law, cause a complete redemption of your shares from the Series. The Series, by written notice to you, may suspend payment to you of any proceeds or distributions if the Series or its service providers reasonably deem it necessary to do so in order to comply with applicable laws and regulations, including any anti-money laundering laws and regulations applicable to the Series, Seligman or their respective service providers.


Arrangements Permitting Frequent Trading of Fund Shares

The Funds have no arrangements with any person to permit frequent trading of Fund shares.

                              Taxation of the Funds


US Federal Income Taxes. Each Fund is qualified and intends to continue to qualify for each taxable year for tax treatment as a "regulated investment company" under the Internal Revenue Code. For each year so qualified, the Funds will not be subject to federal income taxes on their respective net ordinary income and capital gains, if any, realized during any taxable year, which they distribute to shareholders, provided that at least 90% of their respective net ordinary income and net short-term capital gains are distributed to shareholders each year. Qualification relieves a Fund of Federal income tax liability on that part of its net ordinary income and net realized capital gains which it pays out to its shareholders. Such qualification does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements a Fund must meet to qualify for such treatment. The information set forth in the Prospectuses and the following discussion relate solely to the US Federal income taxes on dividends and distributions by a Fund and assumes that each Fund qualifies as a regulated investment company. Investors should consult their own counsel for further details, including their possible entitlement to foreign tax credits that might be "passed through" to them under the rules described below, and the application of state and local tax laws to his or her particular situation.


Dividends from net investment income and distributions from the excess of net short-term capital gains over net long-term capital losses are taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. Dividends of net investment income paid to a noncorporate U.S. shareholder before January 1, 2009 that are designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. However, the amount of dividend income that may be so designated by a Fund will generally be limited to the aggregate of the eligible dividends received by a Fund. In addition, each Fund must meet certain holding period requirements with respect to the shares on which a Fund received the eligible dividends, and the noncorporate U.S. shareholder must meet certain holding period requirements with respect to the Fund shares. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., generally foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Dividends from domestic corporations may comprise some portion of a Fund's gross income. To the extent that such dividends constitute a portion of a Fund's investment company taxable income, a portion of the income distributions of the Fund may be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which qualify for the reduced rate for qualified dividend income or the dividends-received deduction.


Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term capital losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long the shares have been held by a shareholder Individual shareholders will be subject to federal tax distributions of net capital gains at a maximum rate of 15% if designated as derived from each Fund's capital gains from property held for more than one year and realized before January 1, 2009. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Such distributions are not eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by a Fund will be treated for federal income tax purposes as having received a distribution in an amount equal to the fair market value on the date of distribution of the shares received.

As of October 31, 2005, the Global Growth Fund, Global Technology Fund and International Growth Fund had net capital loss carryforwards for federal income tax purposes of $52,987,066, $504,017,510 and $14,041,470, respectively, which are available for offset against future taxable net capital gains, expiring in various amounts through 2011. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until net capital gains have been realized in excess of the available capital loss carryforwards.

Dividends and distributions declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year. Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances.

Any gain or loss realized upon a sale or redemption of shares in a Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Capital gain of a noncorporate U.S. shareholder that is recognized before January 1, 2009 is generally taxed at a maximum rate of 15% where the property is held by a Fund for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less (after taking into account certain hedging transactions), any loss realized will be treated as long-term capital loss to the extent of the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of a Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (including shares acquired through dividend reinvestment) securities that are substantially identical to the shares of the Fund.


In determining gain or loss on shares of a Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales charge incurred in acquiring such shares to the extent of any subsequent reduction of the sales charge by reason of the Exchange or Reinstatement Options offered by a Fund. Any sales charge not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Options.

Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of its capital gain net income realized during the one-year period ending October 31 during such year, and all ordinary income and capital gain net income for prior years that was not previously distributed. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax.

Income received by a Fund from sources within various foreign countries may be subject to foreign income tax. Each Fund also may be subject to foreign taxes on capital gains realized from the sale of securities in certain countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of the stock or securities of foreign corporations, such Fund may elect to "pass through" to its shareholders the amount of foreign income taxes paid by such Fund. Pursuant to such election, shareholders would be required: (i) to include in gross income, even though not actually received, their respective pro-rata shares of a Fund's gross income from foreign sources; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or to use such share as a foreign tax credit against Federal income tax (but not both). No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions.

Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholder's US tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by a Fund from its foreign source income will be treated as foreign source income. Each Fund's gains from the sale of securities will generally be treated as derived from US sources, however, and certain foreign currency gains and losses likewise will be treated as derived from US sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from a Fund, which qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by a Fund.

Each Fund intends for each taxable year to meet the requirements of the Code to "pass through" to its shareholders foreign income taxes paid, but there can be no assurance that a Fund will be able to do so. Each shareholder will be notified within 60 days after the close of each taxable year of each Fund if the foreign taxes paid by such Fund will be "passed through" for that year, and, if so, the amount of each shareholder's pro-rata share (by country) of (i) the foreign taxes paid, and (ii) such Fund's gross income from foreign sources. Of course, shareholders who are not liable for Federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not be affected by any such "pass through" of foreign tax credits.

Investments in Passive Foreign Investment Companies. If a Fund purchases shares in certain foreign investment entities, referred to as "passive foreign investment companies," (PFICs under the Code) the Fund itself may be subject to US Federal income tax, and an additional charge in the nature of interest, on a portion of any "excess distribution" from such company or gain from the disposition of such shares, even if the distribution or gain is paid by such Fund as a dividend to its shareholders. If the Fund were to invest in an eligible PFIC and elected to treat the PFIC as a qualified electing fund (a "QEF"), in lieu of the foregoing requirements, the Fund would be required to include each year in its income and distribute to shareholders in accordance with the distribution requirements of the Code, a pro rata portion of the QEF's ordinary earnings and net capital gain, whether or not distributed by the QEF to the Fund. Alternatively, the Fund could elect to "mark to market" at the end of each taxable year all shares that it holds in PFICs. If it made this election, the Fund would be required to include in income each year and distribute to shareholders in accordance with the distribution requirements of the Code, an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the adjusted basis of such stock at that time. The Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over its fair market value as of the close of the taxable year, but only to the extent of any net mark-to-market gains with respect to the stock included by the Fund for prior taxable years. The Fund will make appropriate basis adjustments in the PFIC stock to take into account the mark-to-market amounts.

Certain Foreign Currency Transactions. Gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates that occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities may be treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also may be treated as ordinary gain or loss. To the extent treated as ordinary gains or losses, these gains or losses increase or decrease the amount of a Fund's net investment income available to be distributed to its shareholders as ordinary income.

Options Transactions. A special "marked-to-market" system governs the taxation of "section 1256 contracts," which include certain listed options. Each Fund may invest in such section 1256 contracts. In general, gain or loss on section 1256 contracts will be taken into account for tax purposes when actually realized. In addition, any section 1256 contracts held at the end of a taxable year will be treated as sold at fair market value (that is, marked-to-market), and the resulting gain or loss will be recognized for tax purposes. In general, gain or loss recognized by a Fund on the actual or deemed disposition of a section 1256 contract will be treated as 60% long-term and 40% short-term capital gain or loss, regardless of the period of time the section 1256 contract is actually held by such Fund. Each Fund can elect to exempt its section 1256 contracts which are part of a "mixed" straddle from the application of section 1256.

Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances.

Unless a shareholder includes a certified taxpayer identification number (social security number for individuals) on the account application and certifies that the shareholder is not subject to backup withholding, the Funds are required to withhold and remit to the US Treasury a portion of distributions and other reportable payments to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, a Fund may be fined on an annual basis for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed, the Fund may charge a service fee equal to such fine that may be deducted from the shareholder's account and offset against any undistributed dividends and capital gain distributions. The Funds also reserve the right to close any account which does not have a certified taxpayer identification number.

Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities generally will be subject to a 30% U.S. withholding tax under existing provisions of the Internal Revenue Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Pursuant to the American Jobs Creation Act of 2004, with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, a Fund may designate distributions of short-term capital gains and "qualified interest income" as exempt from U.S. withholding tax when paid to foreign investors. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax.
                                  Underwriters

Distribution of Securities


The Series and Seligman Advisors are parties to a Distributing Agreement, dated January 1, 1993, under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Funds. Seligman Advisors accepts orders for the purchase of Fund shares, which are offered continuously. As general distributor of the Funds' capital stock, Seligman Advisors allows reallowances to all dealers on sales of Class A and Class C shares, as set forth above under "Dealer Reallowances." Seligman Advisors retains the balance of sales charges and any CDSC paid by investors.

Total sales charges paid by shareholders of Class A shares of the Funds for the fiscal years ended October 31, 2005, 2004 and 2003, and of Class C shares of the Funds for the fiscal years ended October 31, 2005, 2004 and 2003, are shown below. Also shown below are the amounts of Class A and Class C sales charges that were retained by Seligman Advisors.

                                                      2005
                                                      ----

                                              Total Sales Charges Paid by   Amount of Class A and Class C
                                              Shareholders on Class A and     Sales Charges Retained by
       Fund                                          Class C Shares               Seligman Advisors
       ----                                          --------------               -----------------
       Emerging Markets Fund                            $ 63,487                         $55,662
       Global Growth Fund                                 41,625                          37,253
       Global Smaller Companies Fund                      66,028                          58,714
       Global Technology Fund                            101,356                          90,168
       International Growth Fund                          95,948                          85,890


                                                      2004
                                                      ----

                                              Total Sales Charges Paid by   Amount of Class A and Class C
                                              Shareholders on Class A and     Sales Charges Retained by
       Fund                                          Class C Shares               Seligman Advisors
       ----                                          --------------               -----------------
       Emerging Markets Fund                            $ 30,127                        $ 27,505
       Global Growth Fund                                 26,809                          24,178
       Global Smaller Companies Fund                      34,010                          31,336
       Global Technology Fund                            129,674                         115,607
       International Growth Fund                          71,810                          63,660


                                                        2003
                                                        ----

                                              Total Sales Charges Paid by      Amount of Class A and Class C
                                              Shareholders on Class A and        Sales Charges Retained by
      Fund                                           Class C Shares                  Seligman Advisors
      ----                                           --------------                  -----------------
      Emerging Markets Fund                              $ 41,949                             $ 4,180
      Global Growth Fund                                   23,029                               2,368
      Global Smaller Companies Fund                        30,697                               3,295
      Global Technology Fund                              152,655                              15,274
      International Growth Fund                            15,917                               1,564

Compensation


Seligman Advisors, which is an affiliated person of Seligman, which is an affiliated person of the Funds, received the following commissions and other compensation from the Funds during the fiscal year ended October 31, 2005:

                                                              Compensation on
                                        Net Underwriting      Redemptions and
                                         Discounts and       Repurchases (CDSC
                                       Commissions (Class    Retained on Class
                                         A and Class C      A, Class C, Class D
                                        Front-end Sales          and Class R         Brokerage           Other
Fund                                   Charges Retained)          Shares)(1)        Commissions     Compensation(2)
----                                   -----------------          ----------        -----------     ---------------
Emerging Markets Fund                       $ 7,825                $ 4,832           $  -0-            $ 42,579
Global Growth Fund                            4,372                  2,782              -0-              17,444
Global Smaller Companies Fund                 7,314                 14,820              -0-              69,994
Global Technology Fund                       11,188                  6,128              -0-              29,153
International Growth Fund                    10,058                 14,613              -0-              64,186

(1) Seligman Advisors has sold its rights to collect a substantial portion of the distribution fees paid by each Fund in respect of Class B shares and any CDSC imposed on redemptions of Class B shares to the Purchasers in connection with an arrangement discussed above under "Rule 12b-1 Plans."

(2) During the fiscal year ended October 31, 2005, Seligman Advisors received distribution and service fees in respect of Class B, Class C, Class D and Class R shares pursuant to the Fund's Rule 12b-1 Plan. These amounts and the arrangements pursuant to which such compensation is paid are detailed above under the discussion "Rule 12b-1 Plan."


Other Payments


Seligman Advisors shall pay authorized dealers or investment advisors, from its own resources, a fee on purchases of Class A shares of $1,000,000 or more ("NAV sales"), calculated as follows: 1.00% of NAV sales up to but not including $2 million; 0.80% of NAV sales from $2 million up to but not including $3 million; 0.50% of NAV sales from $3 million up to but not including $5 million; and 0.25% of NAV sales from $5 million and above. The calculation of the fee will be based on assets held by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated with purchases made on behalf of any other fiduciary or individual account.

Seligman Advisors shall also pay authorized dealers or investment advisors, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an "eligible employee benefit plan" that are attributable to the particular authorized dealer or investment advisor. The shares eligible for the fee are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available. Class A shares representing only an initial purchase of Seligman Cash Management Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for shares of another Seligman mutual fund. The payment is based on cumulative sales for each Plan during a single calendar year, or portion thereof. The payment schedule, for each calendar year, is as follows: 1.00% of sales up to but not including $2 million; 0.80% of sales from $2 million up to but not including $3 million; 0.50% of sales from $3 million up to but not including $5 million; and 0.25% of sales from $5 million and above. The fees in the two preceding paragraphs are not duplicative, e.g., the fee is paid one time to authorized dealers or investment advisors for each purchase of Class A shares of $1,000,000 or more participating in an eligible employee benefit plan.

With respect to the fees described in the two preceding paragraphs, no fees shall be payable on any assets invested in a Fund by an eligible employee benefit plan that is a separate account client of Seligman at the time of initial investment (or within the prior 30 days) in a Fund.

Seligman and Seligman Advisors may make cash and non-cash payments to banks, broker-dealers, insurance companies, financial planning firms, third party administrators and other financial intermediaries (collectively, "Financial Intermediaries"), subject to Seligman's and Seligman Advisors' respective internal policies and procedures.

Seligman Advisors provides Financial Intermediaries with sales literature and advertising materials relating to the registered investment companies advised by Seligman (the "Seligman Funds"). Seligman Advisors also shares expenses with Financial Intermediaries for costs incurred in hosting seminars for employees and clients of Financial Intermediaries, subject to Seligman Advisors' internal policies and procedures governing payments for such seminars. These seminars may take place at Seligman Advisors' headquarters or other appropriate locations and may include reimbursement of travel expenses (i.e., transportation, lodging and meals) of employees of Financial Intermediaries in connection with training and education seminars. Subject to Seligman Advisors' internal policies and procedures, Seligman Advisors may provide any or all of the following to employees of Financial Intermediaries and their guest(s): (i) an occasional meal, a sporting event or theater ticket or other comparable entertainment; (ii) gifts of less than $100 per person per year; and/or (iii) Seligman Advisors' promotional items of nominal value (golf balls, shirts, etc.).

In addition, Financial Intermediaries may have omnibus accounts and similar arrangements with SDC and may be paid by SDC for providing sub-transfer agency and other services. Such expenses paid by SDC are included in the Annual Operating Expenses set forth in the prospectus.


Seligman and/or Seligman Advisors have revenue sharing arrangements with certain Financial Intermediaries. Payments to these Financial Intermediaries are usually structured in any of three ways or a combination thereof: (i) as a percentage of gross sales; (ii) as a percentage of net assets attributable to the Financial Intermediary; or (iii) a fixed dollar amount.


The foregoing payments (which may take the form of expense reimbursements) by Seligman, Seligman Advisors and/or SDC may be made for shareholder servicing, promotion of Seligman Funds, and other services provided by Seligman, such as advisory services to managed accounts, marketing support and/or access to sales meetings, sales representatives and management representatives of the Financial Intermediaries. These payments are in addition to the 12b-1 fees and sales loads borne by shareholders, as well as the finders' fees and loads paid by Seligman Advisors, as set forth in the prospectus or otherwise described above. Such payments may result in, or be necessary for, the inclusion of the Seligman Funds on a sales list, including a preferred or select sales list, in various sales programs. Receipt by Financial Intermediaries of the foregoing payments or services could create an incentive for the Financial Intermediaries to offer a Seligman Fund in lieu of other mutual funds where such payments or services are not provided. Shareholders should consult their Financial Intermediaries for further information.

                         Calculation of Performance Data

The Funds may quote performance data in various ways. All performance information supplied by the Funds in advertising is historical and past performance is not indicative of future investment results. The rate of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost.

Performance Calculations


Performance quoted in advertising reflects any change in price per share, assumes the reinvestment of dividends and capital gain distributions, if any, and may or may not include the effect of a Class's initial maximum sales charge and/or contingent deferred sales charge, as applicable. Such performance may be quoted as a percentage or as a dollar amount, may be calculated over any time period and may be presented in a table, graph or similar illustration. Excluding applicable sales charges from a performance calculation produces a higher performance figure than if such sales charges were included in the calculation.


Average annual total returns are calculated by determining the growth or decline in the value of a hypothetical investment in a Fund over a stated period, and then calculating the annual rate required for this hypothetical investment to grow to the amount that would have been received upon a redemption at the end of such period (i.e., the average annual compound rate of return). Cumulative total returns reflect the simple change in the value of a hypothetical investment in the Fund over a stated period.

Historical Investment Results

Class A


The average annual total returns for the one- and five-year periods ended October 31, 2005 and for the period May 28, 1996 (inception) through October 31, 2005 for the Class A shares of the Emerging Markets Fund were 26.58%, 11.74% and 3.30%, respectively. The average annual total returns for the one-, five- and ten-year periods ended October 31, 2005 for the Class A shares of the Global Growth Fund were (3.65)%, (8.27)% and 3.42%, respectively. The average annual total returns for the one-, five- and ten-year periods ended October 31, 2005 for the Class A shares of the Global Smaller Companies Fund were 15.89%, (0.03)% and 3.91%, respectively. The average annual total returns for the one-, five- and ten-year periods ended October 31, 2005 for the Class A shares of the Global Technology Fund were 6.04%, (9.76)% and 5.31%, respectively. The average annual total returns for the one-, five- and ten-year periods ended October 31, 2005 for the Class A shares of the International Growth Fund were (0.40)%, (3.88)% and (0.77)%, respectively. The average annual total returns for each Fund's Class A shares were computed by assuming a hypothetical initial investment of $1,000 in Class A shares of each Fund, subtracting the maximum sales charge of 4.75% of the public offering price, and assuming that all of the dividends and capital gain distributions paid by the Fund's Class A shares, if any, were reinvested over the relevant time periods. It was then assumed that at the end of the one-, five- and ten-year periods, the entire amounts were redeemed. The average annual total return was then calculated by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon such redemption (i.e., the average annual compound rate of return).


Class B


The average annual total returns for the one- and five-year periods ended October 31, 2005 and for the period from May 28, 1996 (inception) to October 31, 2005 for the Class B shares of the Emerging Markets Fund were 26.71%, 11.63% and 3.18%, respectively. The average annual total returns for the one-and five-year periods ended October 31, 2005 and for the period from April 22, 1996 (inception) to October 31, 2005 for the Class B shares of the Global Growth Fund were (4.70)%, (8.36)% and 2.19%, respectively. The average annual total returns for the one-and five-year periods ended October 31, 2005 and for the period from April 22, 1996 (inception) to October 31, 2005 for the Class B shares of the Global Smaller Companies Fund were 15.60%, (0.20)% and 2.53%, respectively. The average annual total returns for the one-and five-year periods ended October 31, 2005 and for the period from April 22, 1996 (inception) to October 31, 2005 for the Class B shares of the Global Technology Fund were 5.36%, (9.87)% and 5.95%, respectively. The average annual total returns for the one- and five-year periods ended October 31, 2005 and for the period from April 22, 1996 (inception) to October 31, 2005 for the Class B shares of the International Growth Fund were (1.16)%, (4.01)% and (2.10)%, respectively. The average annual total returns for each Fund's Class B shares were computed by assuming a hypothetical initial investment of $1,000 in Class B shares of the Fund, and assuming that all of the dividends and capital gain distributions paid by the Fund's Class B shares, if any, were reinvested over the relevant time periods. It was then assumed that at the end of the one- and five-year periods and the periods since inception for each Fund's Class B shares, the entire amounts were redeemed, subtracting the applicable CDSC.


Class C


The average annual total returns for the one- and five-year periods ended October 31, 2005 and for the period from May 27, 1999 (inception) to October 31, 2005 for the Class C shares of the Emerging Markets Fund were 29.68%, 11.75% and 6.86%, respectively. The average annual total returns for the one- and five-year periods ended October 31, 2005 and for the period from May 27, 1999 (inception) to October 31, 2005 for the Class C shares of the Global Growth Fund were (1.72)%, (8.24)% and (2.70)%, respectively. The average annual total returns for the one- and five-year periods ended October 31, 2005 and for the period from May 27, 1999 (inception) to October 31, 2005 for the Class C shares of the Global Smaller Companies Fund were 18.56%, 0.00% and 2.60%, respectively. The average annual total returns for the one- and five-year periods ended October 31, 2005 and for the period from May 27, 1999 (inception) to October 31, 2005 for the Class C shares of the Global Technology Fund were 8.31%, (9.74)% and (0.32)%, respectively. The average annual total returns for the one- and five-year periods ended

October 31, 2005 and for the period from May 27, 1999 (inception) to October 31, 2005 for the Class C shares of the International Growth Fund were 1.81%, (3.77)% and (6.12)%, respectively. The average annual total returns for each Fund's Class C shares were computed by assuming a hypothetical initial investment of $1,000 in Class C shares of each Fund, subtracting the maximum sales charge of 1.00% of the public offering price, and assuming that all of the dividends and capital gain distributions paid by the Fund's Class C shares, if any, were reinvested over the relevant time periods. It was then assumed that at the end of the one- and five-year periods and the periods since inception of each Fund's Class C shares, the entire amount was redeemed, subtracting the 1% CDSC, if applicable.


Class D


The average annual total returns for the one- and five-year periods ended October 31, 2005 and for the period from May 28, 1996 (inception) through
October 31, 2005 for the Class D shares of the Emerging Markets Fund were 30.94%, 11.96% and 3.07%, respectively. The average annual total returns for the one-, five- and ten-year periods ended October 31, 2005 for the Class D shares of the Global Growth Fund were (0.56)%, (8.05)% and 3.17%, respectively. The average annual total returns for the one-, five-, and ten-year periods ended October 31, 2005 for the Class D shares of the Global Smaller Companies Fund were 19.73%, 0.19% and 3.64%, respectively. The average annual total returns for the one-, five, and ten-year periods ended October 31, 2005 for the Class D shares of the Global Technology Fund were 9.38%, (9.59)% and 4.99%, respectively. The average annual total returns for the one-, five- and ten-year periods ended October 31, 2005 for the Class D shares of the International Growth Fund were 2.83%, (3.56)%, and (1.00)%, respectively. The average annual total returns for each Fund's Class D shares were computed by assuming a hypothetical initial investment of $1,000 in Class D shares of the Fund, assuming that all dividends and distributions paid by the Fund's Class D shares, if any, were reinvested over the relevant time periods. It was then assumed that at the end of the one-, five- and ten-year periods and the periods since inception of a Fund's Class D shares (as applicable), the entire amounts were redeemed, subtracting the 1% CDSC.


Class I


The average annual total returns for the one-year period ended October 31, 2005 and for the period from November 30, 2001 (commencement of offering of shares) through October 31, 2005 for the Class I shares of Emerging Markets Fund were 33.84% and 24.35%, respectively. The average annual total returns for the one-year period ended October 31, 2005 and for the period from November 30, 2001 (commencement of offering of shares) through October 31, 2005 for the Class I shares of Global Growth Fund were 1.61% and 0.34%, respectively. The average annual total returns for the one-year period ended October 31, 2005 and for the period from November 30, 2001 (commencement of offering of shares) through October 31, 2005 for the Class I shares of Global Smaller Companies Fund were 22.36% and 10.13%, respectively. The average annual total returns for the one-year period ended October 31, 2005 and for the period from November 30, 2001 (commencement of offering of shares) through October 31, 2005 for the Class I shares of International Growth Fund were 5.23% and 6.76%, respectively. The average annual total returns for each Fund's Class I shares were computed by assuming a hypothetical initial investment of $1,000 in Class I shares of the Funds, and assuming that all of the dividends and capital gain distributions paid by the Fund's Class I shares, if any, were reinvested over the relevant period. It was then assumed that at the end of the one-year periods and the periods since inception of each Fund's Class I shares, the entire amounts were redeemed.


Class R


The average annual returns for the one-year period ended October 31, 2005 and for the period from April 30, 2003 (commencement of offering of shares) through October 31, 2005 for the Class R shares of the Emerging Markets Fund were 31.59% and 37.47%, respectively. The average annual returns for the one-year period ended October 31, 2005 and for the period from April 30, 2003 (commencement of offering of shares) through October 31, 2005 for the Class R shares of the Global Growth Fund were (0.18)% and 13.51%, respectively. The average annual returns for the one-year period ended October 31, 2005 and for the period from April 30, 2003 (commencement of offering of shares) through October 31, 2005 for the Class R shares of the Global Smaller Companies Fund were 20.41% and 27.88%. The average annual returns for the one-year period ended October 31, 2005 and for the period from April 30, 2003 (commencement of offering of shares) through October 31, 2005 for the Class R shares of the Global Technology Fund were 9.88% and 14.72, respectively. The average annual returns for the one-year period ended October 31, 2005 and for the period from April 30, 2003 (commencement of offering of shares) through October 31,

2005 for the Class R shares of the International Growth Fund were 3.42% and 18.43%, respectively. The total returns for each Fund's Class R shares were computed by assuming a hypothetical initial investment of $1,000 in Class R shares of the Funds, and assuming that all of the dividends and capital gain distributions paid by the Fund's Class R shares, if any, were reinvested over the relevant period. It was then assumed that at the end of the one-year period and the periods since inception of each Fund's Class R shares, the entire amounts were redeemed.

Except where indicated, the tables below illustrates the cumulative total return and dollar value of a $1,000 investment in each of the Fund's Class A, Class B, Class C, Class D, Class I and Class R shares from the commencement of operations through October 31, 2005, assuming investment of all dividends and capital gain distributions, if any, and deduction of any applicable sales charges or CDSCs.

                                           Class A
                                           -------

                                     Total Return through        Value of Initial $1,000
                 Fund                   10/31/05 (1)(2)               Investment (3)
                 ----                   ---------------               --------------
Emerging Markets Fund                         35.87%                  $  1,359
Global Growth Fund                            39.97                      1,400
Global Smaller Companies Fund*                46.78                      1,468
Global Technology Fund                        67.71                      1,677
International Growth Fund*                    (7.40)                       926


                                           Class B
                                           -------

                                     Total Return through         Value of Initial $1,000
                 Fund                   10/31/05 (1)(2)                Investment (3)
                 ----                   ---------------                --------------
Emerging Markets Fund                         34.29%                  $  1,343
Global Growth Fund                            22.94                      1,229
Global Smaller Companies Fund                 26.84                      1,268
Global Technology Fund                        73.41                      1,734
International Growth Fund                    (18.35)                       660


                                           Class C
                                           -------

                                     Total Return through        Value of Initial $1,000
                 Fund                  10/31/05 (1) (2)               Investment (3)
                 ----                  ----------------               --------------
Emerging Markets Fund                         53.23%                  $  1,532
Global Growth Fund                           (16.13)                       839
Global Smaller Companies Fund                 17.98                      1,180
Global Technology Fund                        (2.05)                       980
International Growth Fund                    (33.41)                       666

                                           Class D
                                           -------

                                     Total Return through        Value of Initial $1,000
                 Fund                  10/31/05 (1) (2)               Investment (3)
                 ----                  ----------------               --------------
Emerging Markets Fund                         33.05%                     1,331
Global Growth Fund                            36.70                      1,367
Global Smaller Companies Fund*                42.95                      1,430
Global Technology Fund                        62.72                      1,627
International Growth Fund*                    (9.55)                       905


                                           Class I
                                           -------

                                     Total Return through         Value of Initial $1,000
                 Fund                  10/31/05 (1) (2)               Investment (3)
                 ----                  ----------------               --------------
Emerging Markets Fund                        135.03%                    $2,350
Global Growth Fund                             1.34                      1,013
Global Smaller Companies Fund                 45.97                      1,460
International Growth Fund                     29.22                      1,292


                                           Class R
                                           -------

                                     Total Return through         Value of Initial $1,000
                 Fund                  10/31/05 (1) (2)               Investment (3)
                 ----                  ----------------               --------------
Emerging Markets Fund                        122.05%                      $2,221
Global Growth Fund                            37.38                        1,374
Global Smaller Companies Fund                 85.24                        1,852
Global Technology Fund                        41.09                        1,411
International Growth Fund                     52.80                        1,528

-----------------------------
*     For the 10-year period ended October 31, 2005.


(1)   From commencement of operations on:


Fund                        Class A Shares  Class B Shares  Class C Shares   Class D Shares   Class I Shares   Class R Shares
Emerging Markets Fund       5/28/96         5/28/96         5/27/99          5/28/96          11/30/01         4/30/03
Global Growth Fund          11/1/95         4/22/96         5/27/99          11/1/95          11/30/01         4/30/03
Global Smaller                   --         4/22/96         5/27/99               --          11/30/01         4/30/03
Companies Fund
Global Technology Fund      5/23/94         4/22/96         5/27/99          5/23/94          not offered      4/30/03
International Growth             --         4/22/96         5/27/99               --          11/30/01         4/30/03
Fund

(2) "Total Return" for each Class of shares of a Fund is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period specified; subtracting the maximum sales charge for Class A and Class C shares; determining total value of all dividends and capital gain distributions that would have been paid during the period on such shares assuming that each dividend or capital gain distribution was invested in additional shares at net asset value; calculating the total value of the investment at the end of the period; subtracting the CDSC on Class B, Class C (applicable to sales by dealers other than Level Load Intermediaries), Class D and Class R shares, if applicable; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its total value at the end of the period by the amount of the hypothetical initial investment. The International Growth Fund's total return and average annual total return quoted from time to time through September 21, 1993 for Class A shares does not reflect the deduction of the administration, shareholder services and distribution fees effective on that date; such fees, if reflected would reduce the performance quoted.

(3) The "Value of Initial $1,000 Investment" as of the date indicated reflects the effect of the maximum sales charge or CDSC, if applicable, assumes that all dividends and capital gain distributions were reinvested and reflects changes in the net asset value of the shares purchased with the hypothetical initial investment.

No adjustments have been made for any income taxes payable by investors on dividends invested or gain distributions taken in shares or on the redemption of shares. Seligman and/or the prior subadviser waived its fees and reimbursed certain expenses during some of the periods above, which positively affected the performance results presented.

                              Financial Statements


The Annual Report to shareholders for the fiscal year ended October 31, 2005 contains a portfolio of the investments of each of the Funds as of October 31, 2005, as well as certain other financial information as of that date. The financial statements and notes included in the Annual Report which includes the Report of Independent Registered Public Accounting Firm thereon, are incorporated herein by reference. The Annual Report will be furnished without charge to investors who request copies of this SAI.


                               General Information

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or Fund affected by such matter. Rule 18f-2 further provides that a class or Fund shall be deemed to be affected by a matter unless it is clear that the interests of each class or Fund in the matter are substantially identical or that the matter does not affect any interest of such class or Fund. However, the Rule exempts the selection of independent public accountants, the approval of principal distributing contracts and the election of directors from the separate voting requirements of the Rule.


Custodian and Recordkeeping Agents. J. P. Morgan Chase Bank, One Pierrepont Plaza, Brooklyn, New York 11201, serves as custodian for the Funds. State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105, maintains, under the general supervision of Seligman, certain accounting records and determines the net asset value for the Funds.

Independent   Registered  Public   Accounting  Firm.   Deloitte  &  Touche  LLP,
Independent Registered Public Accounting Firm, have been selected as auditors of the Funds. Their address is Two World Financial Center, New York, NY 10281.

                                   APPENDIX A

MOODY'S INVESTORS SERVICE ("MOODY'S")
DEBT SECURITIES


A S&P's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, in as much as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings

Issue  credit  ratings  are  based,  in  varying   degrees,   on  the  following
considerations:

o Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

o    Nature of and provisions of the obligation;

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA: An  obligation  rated 'AAA' has the highest  rating  assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C: Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Ratings

A-1: A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated 'B' is regarded as having significant speculative characteristics. Ratings of 'B-1', 'B-2', and 'B-3' may be assigned to indicate finer distinctions within the 'B' category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated 'B-1' is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated 'B-2' is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3: A short-term obligation rated 'B-3' is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

STANDARD & POOR'S RATINGS SERVICES ("S&P")
DEBT SECURITIES

Long-Term Obligation Ratings

Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Moody's Long-Term Rating Definitions:

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:  Obligations  rated Baa are  subject  to  moderate  credit  risk.  They are
considered   medium-grade   and  as  such  may   possess   certain   speculative
characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term  ratings enhanced
by  the  senior-most   long-term   rating  of  the  issuer,   its  guarantor  or
support-provider.

PART C. OTHER INFORMATION

Item 23. Exhibits.


      All Exhibits listed below have been previously filed and are incorporated herein by reference, except Exhibits marked with an asterisk (*), which are filed herewith.


(a) Articles Supplementary dated April 24, 2003. (Incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed on April 29, 2003.)

(a)(1) Articles Supplementary dated November 19, 2001. (Incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed on November 30, 2001.)

(a)(2) Articles Supplementary dated May 24, 1999. (Incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed on May 28, 1999.)

(a)(3) Articles of Amendment and Restatement of Articles of Incorporation of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed on March 1, 1999.)


(b)      *Amended and Restated By-laws of the Registrant.


(c) Specimen Stock Certificates for Class A and Class D Shares with respect to Seligman International Growth Fund (formerly, Seligman Henderson International Fund). (Incorporated by reference to Exhibit 4 of Registrant's Post-Effective Amendment No. 6 filed on April 23, 1993 and Registrant's Post-Effective Amendment No. 8 filed on September 21, 1993.) Specimen Stock Certificate for Class B Shares with respect to Seligman International Growth Fund. (Incorporated by reference to Registrant's Form SE filed on April 16, 1996.)

(c)(1) Specimen Stock Certificates for Class A and Class D Shares with respect to Seligman Global Smaller Companies Fund (formerly, Seligman Henderson Global Smaller Companies Fund, and also formerly, Seligman Henderson Global Emerging Companies Fund). (Incorporated by reference to Exhibit 4a to Registrant's Post-Effective Amendment No. 10 filed on August 10, 1992.) Specimen Stock Certificate for Class B Shares with respect to Seligman Global Smaller Companies Fund. (Incorporated by reference to Registrant's Form SE filed on April 16, 1996.)

(c)(2) Specimen Stock Certificates for Class A and Class D Shares with respect to Seligman Global Technology Fund (formerly, Seligman Henderson Global Technology Fund). (Incorporated by reference to Exhibit 4b of Registrant's Post-Effective Amendment No. 11, filed on May 10, 1994.) Specimen Stock Certificate for Class B Shares with respect to Seligman Global Technology Fund. (Incorporated by reference to Registrant's Form SE filed on April 16, 1996.)

(c)(3) Specimen Stock Certificates for Class A and Class D Shares with respect to Seligman Global Growth Fund (formerly, Seligman Henderson Global Growth Opportunities Fund). (Incorporated by reference to Registrant's Form SE filed on October 30, 1995.) Specimen Stock Certificate for Class B Shares with respect to Seligman Global Growth Fund. (Incorporated by reference to Registrant's Form SE filed on April 16, 1996.)

(c)(4) Specimen Stock Certificates for Class A, Class B and Class D Shares with respect to Seligman Emerging Markets Fund (formerly, Seligman Henderson Emerging Markets Growth Fund). (Incorporated by reference to Registrant's Form SE, filed on May 15, 1996.)

(c)(5) Additional rights of security holders are set forth in Article FIFTH and SEVENTH of the Registrant's Articles of Incorporation and Articles I and IV of Registrant's By-laws. (Incorporated by reference to Exhibits 1 and 2, respectively, to Registrant's Post-Effective Amendment No. 23, filed on February 27, 1997.)

(d) Management Agreement between the Registrant and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Post-Effective Amendment No. 36 filed on December 31, 2003.)

(d)(1) Subadvisory Agreement between J. & W. Seligman & Co. Incorporated and Wellington Management Company, LLP. (Incorporated by reference to Post-Effective Amendment No. 36 filed on December 31, 2003.)

(d)(2) Delegation Agreement between J. & W. Seligman & Co. Incorporated and Wellington Management Company, LLP and Wellington Management International Limited. (Incorporated by reference to the Registrant's Post-Effective Amendment No. 38 to filed on December 28, 2004.)

(e)      Addendum  to  Sales/Bank  Agreement.   (Incorporated  by  reference  to
         Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(e)(1) Form of Bank Agreement between Seligman Advisors, Inc. and Banks. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(e)(2)   Distributing  Agreement  between the Registrant and Seligman  Advisors,
         Inc.   (Incorporated   by  reference  to  Exhibit  6  of   Registrant's
         Post-Effective Amendment No. 17, filed on October 27, 1995.)

(e)(3)   Sales  Agreement   between   Seligman   Advisors,   Inc.  and  Dealers.
         (Incorporated by reference to Registrant's Post-Effective Amendment No. 20, filed on April 19, 1996.)


(e)(4) Form of Sales Agreement between Seligman Advisors, Inc. and Morgan Stanely Dean Witter, Inc. (formerly, Dean Witter Reynolds, Inc.). (Incorporated by reference to Exhibit 6b of the Post-Effective Amendment No. 53 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 2-33566) filed on April 28, 1997.)

(e)(5) Form of Sales Agreement between Seligman Advisors, Inc. and Morgan Stanley Dean Witter, Inc. (formerly Dean Witter Reynolds, Inc.) with respect to certain Chilean institutional investors. (Incorporated by reference to Exhibit 6c of Post-Effective Amendment No. 53 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 2-33566), filed on April 28, 1997.)


(e)(6) Form of Dealer Agreement between Seligman Advisors, Inc. and Salomon Smith Barney Inc (formerly, Smith Barney Inc). (Incorporated by reference to Exhibit 6d of the Post-Effective Amendment No. 53 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 2-33566) filed on April 28, 1997.)

(e)(7) Form of Amended Sales Agreement between Seligman Advisors, Inc. and Dealers. (Incorporated by reference to Registrant's Post-Effective Amendment No. 33 filed on February 28, 2003.)

(f) Matched Accumulation Plan of J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Exhibit 7 of the Post-Effective Amendment No. 21 to the Registration Statement of Seligman Frontier Fund, Inc. (File No. 2-92487) filed on January 29, 1997.)

(f)(1) Deferred Compensation Plan for Directors. (Incorporated by reference to Exhibit (f) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(g) Custody Agreement, dated May 1, 1996, between Registrant and Chase Manhattan Bank. (Incorporated by reference to Exhibit 8 of Registrant's Post-Effective Amendment No. 22 filed on November 20, 1996.)

(h)      Recordkeeping  Agreement  between  Registrant  and Investors  Fiduciary
         Trust   Company.    (Incorporated    by   reference   to   Registrant's
         Post-Effective Amendment No. 23, filed on February 27, 1997.)

(i) Opinion and Consent of Counsel in respect of Class R shares for Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund and Seligman International Growth Fund. (Incorporated by reference to Registrant's Post Effective Amendment No.35 filed on April 29, 2003.)

(i)(1) Opinion and Consent of Counsel in respect of Class I shares for Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund and Seligman International Growth Fund. (Incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed on November 30, 2001.)

(i)(2) Opinion and Consent of Counsel on behalf of each of the Fund's Class C shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed on May 28, 1999.)

(i)(3) Opinion and Consent of Counsel on behalf of Registrant's Seligman International Growth Fund. (Incorporated by reference to Registrant's Post-Effective Amendment No. 23, filed on February 27, 1997.)

(i)(4) Opinion and Consent of Counsel on behalf of Registrant's Seligman Emerging Markets Fund. (Incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed on May 20, 1996.)

(i)(5)   Opinion  and  Consent  of Counsel  on behalf of  Registrant's  Seligman
         Global  Growth  Fund.   (Incorporated   by  reference  to  Registrant's
         Post-Effective Amendment No. 17 filed on October 27, 1995.)

(i)(6) Opinion and Consent of Counsel on behalf of Registrant's Seligman Global Technology Fund. (Incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed March 1, 1999.)


(j)      *Consent of Independent Registered Public Accounting Firm.


(k)      Not applicable.

(l) Purchase Agreement (Investment Letter) for Initial Capital in respect of Class R shares between Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post Effective Amendment No. 35 filed on April 29, 2003.)

(l)(1) Purchase Agreement (Investment Letter) for Initial Capital in respect of Class I shares between Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed on November 30, 2001.)

(l)(2) Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class C shares between Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed on May 28, 1999.)

(l)(3) Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class A and Class D shares between Registrant's Seligman International Growth Fund and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on February 27, 1997.) Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class B shares between Registrant's Seligman International Growth Fund and Seligman Advisors, Inc. (Incorporated by reference to Exhibit 13a of Registrant's Post-Effective Amendment No. 20 filed on April 19, 1996.)

(l)(4) Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class D shares between Registrant's Seligman Global Smaller Companies Fund and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on February 27, 1997.) Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class B shares between Registrant's Seligman Global Smaller Companies Fund and Seligman Advisors, Inc. (Incorporated by reference to Exhibit 13b of Registrant's Post-Effective Amendment No. 20 filed on April 19, 1996.)

(l)(5) Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class A and Class D shares between Registrant's Seligman Global Technology Fund and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 23, filed on February 27, 1997.) Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class B shares between Registrant's Seligman Global Technology Fund and Seligman Advisors, Inc. (Incorporated by reference to Exhibit 13c of Registrant's Post-Effective Amendment No. 20, filed on April 19, 1996.)

(l)(6) Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class B shares between Registrant's Seligman Global Growth Fund and Seligman Advisors, Inc. (Incorporated by reference to Exhibit 13d of Registrant's Post-Effective Amendment No. 20 filed April 19, 1996.)

(l)(7) Copy of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class A, Class B and Class D shares between Registrant's Seligman Emerging Markets Fund and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed on May 20, 1996.)

(m)      Amended  Administration,  Shareholder Services and Distribution Plan of
         the   Registrant.    (Incorporated   by   reference   to   Registrant's
         Post-Effective Amendment No. 35 filed on April 29, 2003.)

(m)(1) Form of Amended Administration, Shareholder Services and Distribution Plans for each of Seligman International Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund, Seligman Global Growth Fund and Seligman Emerging Markets Fund (the Funds), and Form of Amended Administration, Shareholder Services and Distribution Agreements for each of the Funds. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)


(m)(2) Form of Services Agreement between Morgan Stanley Dean Witter, Inc. and Seligman Advisors, Inc. (Incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(m)(3) Form of Selected Dealer Agreement between Merrill Lynch Pierce, Fenner & Smith, Incorporated and Seligman Advisors, Inc. (Incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(m)(4) Form of Services Agreement between CIBC Oppenheimer & Co., Inc and Seligman Advisors, Inc. (Incorporated by reference to Exhibit (m)(5) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)


(m)(5) Form of Services Agreement between Paine Webber Incorporated and Seligman Advisors, Inc. (Incorporated by reference to Exhibit (m)(6) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(m)(6) Form of Services Agreement among Fidelity Brokerage Services, LLC, National Financial Services, LLC, Seligman Advisors, Inc. and Seligman Data Corporation. (Incorporated by reference to Exhibit (m)(7) of
         Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)


(m)(7) Participation Agreement between Salomon Smith Barney Inc. and Seligman Advisors, Inc. (Incorporated by reference as Exhibit (m)(8) to Post-Effective Amendment No. 42 to the Registration Statement of Seligman Municipal Fund Series, Inc. (File No. 811-3828) filed on January 28, 2005.)


(m)(8) Form of Services Agreement between Charles Schwab & Co., Inc., the Registrant, Seligman Advisors, Inc. and Seligman Data Corporation. (Incorporated by reference to Exhibit (m)(9) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)


(m)(9) Form of Mutual Fund Dealer Agreement between Seligman Advisors, Inc. and Salomon Smith Barney Inc. (Incorporated by reference to Exhibit
         (m)(10) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(n) Plan of Multiple Classes of Shares (six Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended. . (Incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed on April 29, 2003.)

(n)(1) Plan of Multiple Classes of Shares (five Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended. (Incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed on November 30, 2001.)


(p) Code of Ethics of the Registrant and J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc. and affiliates. (Incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 42 to the Registration Statement of Seligman Municipal Fund Series, Inc. (File No. 811-3828) filed on January 30, 2005.)


(p)(1) Code of Ethics of Wellington Management Company, LLP. (Incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed on December 31, 2003.)


                  (Other Exhibits) (b) Power of Attorney for Leroy C. Richie. (Incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed on November 30, 2001.)


                  (c)  Powers  of  Attorney.   (Incorporated   by  reference  to
                       Registrant's Post-Effective Amendment No. 25 filed on February 26, 1998.)

Item 24. Persons Controlled by or Under Common Control with Registrant. None.


Item 25. Indemnification. Reference is made to the provisions of Articles TWELFTH and THIRTEENTH of Registrant's Amended and Restated Articles of
         Incorporation   filed  as  Exhibit   24(b)(1)  and  Article   Tenth  of
         Registrant's Amended and Restated By-laws filed herewith.


         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser. J. & W. Seligman & Co. Incorporated, a Delaware corporation ("Seligman"), is the Registrant's investment manager and is an investment adviser registered under the Investment Advisors Act of 1940, as amended ("Advisors Act").


         Wellington Management Company, LLP, a Delaware corporation ("Wellington Management"), serves as subadviser to the registrant's Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund and Seligman International Growth Fund, and is an investment adviser registered under the Advisors Act, as amended. Wellington Management is also subadviser to Seligman International Growth Portfolio, a separate series of Seligman Portfolios, Inc.

         The list required by this Item 26 of officers and directors of Seligman, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Item 26 of Post-Effective Amendment No. 43 to the Registration Statement of Seligman Municipal Fund Series, Inc. (File No. 811-3828), which was filed on January 30, 2006.

         The list required by this Item 26 of officers and directors of Wellington Management, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, none of the officers or directors of Wellington Management have engaged in any other business, profession, vocation or employment of a substantial nature.


Item 27. Principal Underwriters.


(a) The names of each investment company (other than the Registrant) for which Registrant's principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter are as follows: Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman High Income Fund Series, Inc., Seligman Investment Grade Fixed Income Fund, Inc., Seligman Income and Growth Fund, Inc., Seligman LaSalle Real Estate Fund Series, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Inc., Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Inc., Seligman Portfolios, Inc., Seligman TargetHorizon ETF Portfolios, Inc., Seligman Time Horizon/Harvester Series, Inc., Seligman Value Fund Series, Inc.


(b) Name of each director, officer or partner of Registrant's principal underwriter named in response to Item 20:

                             Seligman Advisors, Inc.
                             As of February 6, 2006
                             ----------------------


             (1)                           (2)                                      (3)
    Name and Principal            Positions and Offices                     Positions and Offices
    Business Address              with Underwriter                          with Registrant
    ----------------              ----------------                          ---------------
    William C. Morris*            Chairman of the Board and Director        Chairman of the Board
    Brian T. Zino*                Director                                  President, Director and
                                                                            Chief Executive Officer
    David F. Stein*               Director                                  None
    Rodney G.D. Smith*            Director                                  None
    Charles W. Kadlec*            President and Director                    None
    Richard M. Potocki*           Managing Director, Director of Sales      None
    Jonathan G. Evans*            Managing Director, Sales                  None
    Bruce M. Tuckey*              Managing Director, Sales                  None
    Andrew S. Veasy*              Managing Director, Sales                  None
    Thomas G. Rose*               Senior Vice President, Finance            Vice President
    James R. Besher*              Senior Vice President, Regional           None
                                  Sales Director
    Gerald I. Cetrulo, III*       Senior Vice President, Sales              None
    Arthur A. Condron*            Senior Vice President, Offshore           None
                                  Sales and Administration
    Jeffrey S. Dean*              Senior Vice President, Director of        None
                                  Operations and Business Planning
    Kenneth J. Dougherty*         Senior Vice President, Sales              None
    T. Wayne Knowles*             Senior Vice President, Divisional         None
                                  Sales Director

                             Seligman Advisors, Inc.
                             As of February 6, 2006
                             ----------------------


               (1)                           (2)                                        (3)
      Name and Principal            Positions and Offices                       Positions and Offices
      Business Address              with Underwriter                            with Registrant
      ----------------              ----------------                            ---------------
      Michelle L. McCann-Rappa*     Senior Vice President, Director             None
                                    of Marketing
      Ronald W. Pond*               Senior Vice President, Divisional           None
                                    Sales Director
      Thomas P. Parnell*            Senior Vice President, Sales
      J. Jeffery Rold*              Senior Vice President, Divisional           None
                                    Sales Director
      Jeffery C. Pleet*             Senior Vice President, Regional             None
                                    Retirement Plans Manager
      James C. Taylor*              Senior Vice President, Sales                None
      Mason S. Flinn*               Senior Vice President, National Sales       None
                                    Manager of Retirement Plans
      Judith L. Lyon*               Senior Vice President, Sales                None
      Joseph J. Williams, Jr.*      Senior Vice President, Sales                None
      John H. Perucki*              Senior Vice President, Regional Sales       None
      Marcie L. Blanco*             Vice President, Retirement Plans Manager    None
      Matthew K. Scott*             Vice President, Retirement Plans Manager    None
      Daniel R. Molloy*             Vice President, Retirement Plans Manager    None
      Emily H. Calcagno*            Vice President, National Accounts           None
      Nicole C. Grogan*             Vice President, Manager, Sales              None
                                    Administration and Planning
                                    Managed Money
      Peter J. Campagna*            Vice President, Portfolio Advisory,         None
                                    Managed Money
      Dina L. Cutrone*              Vice President, Retirement Marketing        None
      Helen Delman*                 Vice President, Product Manager             None
      Matthew Witschel*             Vice President, Manager of Internal         None
                                    Sales
      Steven J. Ralff*              Vice President, Product Manager             None
      Paula A. Smith*               Senior Vice President, Product Manager      None
      John T. Szwed*                Vice President, Product Manager             None
      Gary A. Terpening*            Vice President, Director of Business        None
                                    Development
      Edward W. Urban*              Vice President, Product Manager             None
      William DeSanto*              Senior Vice President, Director of          None
                                    Product Management
      Sean C. Hausman*              Vice President, Regional Sales              None


PART C. OTHER INFORMATION (continued)

                             Seligman Advisors, Inc.
                             As of February 6, 2006
                             ----------------------


               (1)                           (2)                                         (3)
      Name and Principal            Positions and Offices                       Positions and Offices
      Business Address              with Underwriter                            with Registrant
      ----------------              ----------------                            ---------------
      Brian C. Kelleher*            Vice President, Regional Sales              None
      Michael Loftus*               Vice President, Regional Sales              None
      John Kielmeyer*               Vice President, Regional Sales              None

      Jennifer Danzi*               Vice President, Regional Sales              None
      Frank J. Nasta*               Corporate Secretary                         Secretary
      Paul B. Goucher*              Assistant Corporate Secretary               None
      Jennifer G. Muzzey*           Assistant Corporate Secretary               None
      Albert A. Pisano*             Senior Vice President, Chief                None
                                    Compliance Officer
      Katherine J. Shetler*         Vice President and Treasurer                None
      Julie S. Rosenberg*           Assistant Treasurer                         None
      Lawrence P. Vogel*            Assistant Treasurer                         Vice President and
      Treasurer
      Richard C. Dluzniewski*       Assistant Treasurer                         None
      Jennie Haluska*               Assistant Treasurer                         None
      Sandra G. Stephens*           Assistant Vice President, Order Desk        None
      Keith R. Landry*              Vice President, Manager, Order Desk         None
      Karen Billias*                Vice President, Retirement                  None
                                    Consultant, Desk Manager
      Seth J. Barron*               Assistant Vice President, Wealth            None
                                    Management Services
      Michael J. Ferry*             Vice President, Regional Retirement         None
                                    Plans Manager
      Lisa M. MacDonald*            Assistant Vice President, Sales             None
                                    Administration and Planning
      Oscar Lagos*                  Assistant Vice President, Operations        None


* The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.

(c)        Not applicable.

Item 28. Location of Accounts and Records. The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules 17 CFR 270.31(a)-1 to 31(a)-3 promulgated thereunder, are maintained by J. & W. Seligman & Co. Incorporated, located at 100 Park Avenue, New York, NY 10017 and at the following locations: (1) Custodian for the Funds: Chase Manhattan Bank, 1 Pierrepont Plaza, Brooklyn, New York 11201; (2) Record-keeping Agent for the Funds: State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105; and (3) Transfer Agent, Redemption and Other Shareholder Account Services for the Funds:
         Seligman Data Corp., 100 Park Avenue, New York, NY 10017.

Item 29. Management Services.  Not Applicable.

Item 30. Undertakings.  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 40 to its Registration Statement under Rule 485 (b) of the Securities Act of 1933, as amended has duly caused this Post-Effective Amendment No. 40 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 28th day of February, 2006.

                                     SELIGMAN GLOBAL FUND SERIES, INC.


                                     By: /s/ Brian T. Zino
                                        ---------------------------------------
                                               Brian T. Zino, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 40 to its Registration Statement has been signed below by the following persons in the capacities indicated on February 28, 2006.

           Signature                                          Title

/s/ Brian T. Zino                      President, Director and Chief Executive
----------------------------------     Officer (Principal Executive Officer)
Brian T. Zino


/s/ William C. Morris                  Chairman of the Board and Director
----------------------------------
William C. Morris


/s/ Lawrence P. Vogel                  Treasurer (Principal Financial and
----------------------------------     and Accounting Officer)
Lawrence P. Vogel


John R. Galvin, Director       )
Alice S. Ilchman, Director     )
Frank A. McPherson, Director   )
Betsy S. Michel, Director      )       /s/ Brian T. Zino
Leroy C. Richie, Director      )       -------------------------------------
Robert L. Shafer, Director     )         Brian T. Zino, Attorney-in-Fact
James N. Whitson, Director     )

                        SELIGMAN GLOBAL FUND SERIES, INC.
                     Post-Effective Amendment No. 40 to the
                       Registration Statement on Form N-1A

                                  EXHIBIT INDEX

Form N-1A Item No.    Description
------------------    -----------

Item 23(b)            Amended and Restated By-laws of the Registrant.

Item 23(j)            Consent of Independent Registered Public Accounting Firm.